UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

This report on Form N-CSR relates solely to the Registrant’s VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio, VIP FundsManager 20% Portfolio,  VIP FundsManager 50% Portfolio, VIP FundsManager 60%, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Investment Grade Bond Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio and VIP Target Volatility Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Asset Manager Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.7
Amazon.com, Inc.	0.6	0.6
Facebook, Inc. Class A	0.5	0.3
Tesla, Inc.	0.5	0.2
Amgen, Inc.	0.4	0.3
	2.8

Top Five Bond Issuers as of June 30, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.7	12.0
Fannie Mae	3.9	3.7
Freddie Mac	2.1	2.3
Ginnie Mae	1.2	0.4
Petroleos Mexicanos	0.7	0.8
	22.6

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.6	17.1
Information Technology	7.8	7.4
Consumer Discretionary	7.3	7.9
Health Care	6.1	6.2
Industrials	5.2	5.6

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stock Class and Equity Futures**	50.8%
Bond Class	38.1%
Short-Term Class	11.1%

 * Foreign investments – 22.8%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

As of December 31, 2016*
Stock Class and Equity Futures**	49.8%
Bond Class	39.4%
Short-Term Class	10.8%

 * Foreign investments – 23.2%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 41.6%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (a)	609,309	$6,184,491
Fidelity Floating Rate Central Fund (a)	114,887	11,868,941
Fidelity High Income Central Fund 1 (a)	238,356	23,857,067
Fidelity Inflation-Protected Bond Index Central Fund (a)	440,162	44,694,065
Fidelity International Credit Central Fund (b)	69,498	6,922,035
Fidelity VIP Investment Grade Central Fund (a)	3,566,605	374,350,824
iShares 20+ Year Treasury Bond ETF	101,967	12,758,111
TOTAL FIXED-INCOME FUNDS
(Cost $467,105,817)		480,635,534

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 1.10% (b)	46,559,466	46,568,778
Fidelity Money Market Central Fund, 1.36% (b)	46,242,099	46,246,724
TOTAL MONEY MARKET FUNDS
(Cost $92,803,046)		92,815,502

Equity Funds - 50.4%
Domestic Equity Funds - 32.1%
Fidelity Commodity Strategy Central Fund (a)	3,036,831	19,040,930
Fidelity Consumer Discretionary Central Fund (a)	127,983	35,621,602
Fidelity Consumer Staples Central Fund (a)	109,441	26,535,088
Fidelity Energy Central Fund (a)	166,701	18,637,222
Fidelity Financials Central Fund (a)	670,712	68,171,128
Fidelity Health Care Central Fund (a)	127,516	49,307,950
Fidelity Industrials Central Fund (a)	127,320	34,999,057
Fidelity Information Technology Central Fund (a)	203,573	83,577,004
Fidelity Materials Central Fund (a)	45,738	11,133,161
Fidelity Real Estate Equity Central Fund (a)	49,527	5,582,660
Fidelity Telecom Services Central Fund (a)	42,002	8,169,298
Fidelity Utilities Central Fund (a)	62,558	11,128,523

TOTAL DOMESTIC EQUITY FUNDS		371,903,623

International Equity Funds - 18.3%
Fidelity Emerging Markets Equity Central Fund (a)	133,956	30,484,279
Fidelity International Equity Central Fund (a)	1,577,675	131,262,569
iShares Core MSCI Emerging Markets ETF	448,619	22,448,894
iShares MSCI EAFE Index ETF	247,164	16,115,093
iShares MSCI Japan ETF	204,061	10,947,873

TOTAL INTERNATIONAL EQUITY FUNDS		211,258,708

TOTAL EQUITY FUNDS
(Cost $510,679,065)		583,162,331
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,070,587,928)		1,156,613,367
NET OTHER ASSETS (LIABILITIES) - 0.0%		(167,955)
NET ASSETS - 100%		$1,156,445,412

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	190,391
Fidelity Consumer Discretionary Central Fund	158,277
Fidelity Consumer Staples Central Fund	310,029
Fidelity Emerging Markets Debt Central Fund	196,046
Fidelity Emerging Markets Equity Central Fund	151,952
Fidelity Energy Central Fund	81,234
Fidelity Financials Central Fund	414,404
Fidelity Floating Rate Central Fund	298,969
Fidelity Health Care Central Fund	181,636
Fidelity High Income Central Fund 1	872,719
Fidelity Industrials Central Fund	191,948
Fidelity Inflation-Protected Bond Index Central Fund	35,816
Fidelity Information Technology Central Fund	252,634
Fidelity International Equity Central Fund	1,893,070
Fidelity Materials Central Fund	81,940
Fidelity Money Market Central Fund	272,989
Fidelity Real Estate Equity Central Fund	35,435
Fidelity Telecom Services Central Fund	101,066
Fidelity Utilities Central Fund	88,645
Fidelity VIP Investment Grade Central Fund	5,369,770
Total	$11,178,970

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,301,637	$10,911,241	$4,924,037	$19,040,930	3.1%
Fidelity Consumer Discretionary Central Fund	45,453,380	291,446	14,238,567	35,621,602	2.3%
Fidelity Consumer Staples Central Fund	32,043,736	407,031	9,091,876	26,535,088	2.1%
Fidelity Emerging Markets Debt Central Fund	6,124,996	215,374	366,578	6,184,491	5.0%
Fidelity Emerging Markets Equity Central Fund	19,284,313	9,497,942	2,429,268	30,484,279	4.4%
Fidelity Energy Central Fund	28,888,419	595,216	6,642,070	18,637,222	2.2%
Fidelity Financials Central Fund	82,546,583	707,825	19,455,316	68,171,128	2.4%
Fidelity Floating Rate Central Fund	12,285,711	337,608	733,155	11,868,941	0.8%
Fidelity Health Care Central Fund	50,831,429	1,555,953	12,332,246	49,307,950	2.2%
Fidelity High Income Central Fund 1	32,013,869	971,818	9,769,700	23,857,067	4.7%
Fidelity Industrials Central Fund	41,070,736	904,808	9,146,584	34,999,057	2.3%
Fidelity Inflation-Protected Bond Index Central Fund	44,744,350	2,623,916	2,928,166	44,694,065	4.4%
Fidelity Information Technology Central Fund	86,390,878	526,362	25,659,038	83,577,004	2.2%
Fidelity International Credit Central Fund	--	6,986,250	36,418	6,922,035	6.9%
Fidelity International Equity Central Fund	101,150,360	23,708,950	8,383,617	131,262,569	4.5%
Fidelity Materials Central Fund	12,312,600	238,848	2,554,131	11,133,161	2.5%
Fidelity Real Estate Equity Central Fund	8,276,715	59,461	2,967,292	5,582,660	4.5%
Fidelity Telecom Services Central Fund	11,006,724	132,634	2,750,366	8,169,298	2.1%
Fidelity Utilities Central Fund	12,338,358	294,941	2,647,346	11,128,523	2.3%
Fidelity VIP Investment Grade Central Fund	370,197,532	32,604,024	31,318,939	374,350,824	7.1%
Total	$1,011,262,326	$93,571,648	$168,374,710	$1,001,527,894

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity’s Central Funds,other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	22.1%
AAA,AA,A	2.3%
BBB	8.2%
BB	3.6%
B	2.0%
CCC,CC,C	0.3%
Not Rated	0.2%
Equities	50.6%
Short-Term Investments and Net Other Assets	10.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.2%
United Kingdom	3.4%
Japan	2.6%
Germany	1.7%
Cayman Islands	1.6%
Netherlands	1.4%
France	1.3%
Canada	1.2%
Ireland	1.0%
Others (Individually Less Than 1%)	8.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $57,901,203)	$62,269,971
Fidelity Central Funds (cost $1,012,686,725)	1,094,343,396
Total Investments (cost $1,070,587,928)		$1,156,613,367
Receivable for investments sold		567,429
Receivable for fund shares sold		65,583
Distributions receivable from Fidelity Central Funds		37,234
Other receivables		70,590
Total assets		1,157,354,203
Liabilities
Payable for fund shares redeemed	$230,842
Accrued management fee	480,244
Transfer agent fee payable	76,957
Distribution and service plan fees payable	4,722
Other affiliated payables	42,469
Other payables and accrued expenses	73,557
Total liabilities		908,791
Net Assets		$1,156,445,412
Net Assets consist of:
Paid in capital		$1,057,149,068
Undistributed net investment income		8,088,045
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,182,860
Net unrealized appreciation (depreciation) on investments		86,025,439
Net Assets		$1,156,445,412
Initial Class:
Net Asset Value, offering price and redemption price per share ($942,269,219 ÷ 63,547,710 shares)		$14.83
Service Class:
Net Asset Value, offering price and redemption price per share ($5,175,099 ÷ 352,242 shares)		$14.69
Service Class 2:
Net Asset Value, offering price and redemption price per share ($20,506,398 ÷ 1,417,743 shares)		$14.46
Investor Class:
Net Asset Value, offering price and redemption price per share ($188,494,696 ÷ 12,794,370 shares)		$14.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$568,726
Income from Fidelity Central Funds		11,178,970
Total income		11,747,696
Expenses
Management fee	$2,868,301
Transfer agent fees	457,431
Distribution and service plan fees	29,302
Accounting fees and expenses	239,050
Custodian fees and expenses	5,230
Independent trustees' fees and expenses	2,166
Appreciation in deferred trustee compensation account	178
Audit	36,450
Legal	3,549
Miscellaneous	5,563
Total expenses before reductions	3,647,220
Expense reductions	(18,800)	3,628,420
Net investment income (loss)		8,119,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,071,337
Fidelity Central Funds	11,029,661
Foreign currency transactions	(595)
Capital gain distributions from Fidelity Central Funds	1,843,886
Total net realized gain (loss)		13,944,289
Change in net unrealized appreciation (depreciation) on: Investment securities	58,539,745
Assets and liabilities in foreign currencies	477
Total change in net unrealized appreciation (depreciation)		58,540,222
Net gain (loss)		72,484,511
Net increase (decrease) in net assets resulting from operations		$80,603,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,119,276	$18,253,220
Net realized gain (loss)	13,944,289	115,309,399
Change in net unrealized appreciation (depreciation)	58,540,222	(98,662,495)
Net increase (decrease) in net assets resulting from operations	80,603,787	34,900,124
Distributions to shareholders from net investment income	(4,098,059)	(16,780,341)
Distributions to shareholders from net realized gain	(106,742,158)	(51,039,372)
Total distributions	(110,840,217)	(67,819,713)
Share transactions - net increase (decrease)	45,021,829	(55,998,408)
Total increase (decrease) in net assets	14,785,399	(88,917,997)
Net Assets
Beginning of period	1,141,660,013	1,230,578,010
End of period	$1,156,445,412	$1,141,660,013
Other Information
Undistributed net investment income end of period	$8,088,045	$4,066,828

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.29	$15.76	$17.15	$17.24	$15.17	$13.80
Income from Investment Operations
Net investment income (loss)A	.10	.24	.27	.27	.23	.23
Net realized and unrealized gain (loss)	.94	.18	(.22)	.72	2.15	1.49
Total from investment operations	1.04	.42	.05	.99	2.38	1.72
Distributions from net investment income	(.06)	(.23)	(.26)	(.27)	(.26)	(.24)
Distributions from net realized gain	(1.45)	(.66)	(1.17)	(.81)	(.04)	(.11)
Total distributions	(1.50)B	(.89)	(1.44)C	(1.08)	(.31)D	(.35)
Net asset value, end of period	$14.83	$15.29	$15.76	$17.15	$17.24	$15.17
Total ReturnE,F,G	7.21%	3.14%	.14%	5.83%	15.71%	12.48%
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.62%	.62%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.61%J	.61%	.62%	.61%	.62%	.63%
Expenses net of all reductions	.61%J	.61%	.61%	.61%	.61%	.62%
Net investment income (loss)	1.42%J	1.57%	1.65%	1.54%	1.40%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$942,269	$932,248	$1,008,018	$1,117,675	$1,160,093	$1,114,021
Portfolio turnover rateK	27%J	108%	39%	30%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.50 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $1.447 per share.

 C Total distributions of $1.44 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $1.174 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.041 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .08%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.16	$15.64	$17.03	$17.13	$15.08	$13.71
Income from Investment Operations
Net investment income (loss)A	.10	.22	.25	.25	.21	.21
Net realized and unrealized gain (loss)	.93	.18	(.22)	.71	2.13	1.49
Total from investment operations	1.03	.40	.03	.96	2.34	1.70
Distributions from net investment income	(.05)	(.22)	(.24)	(.25)	(.24)	(.22)
Distributions from net realized gain	(1.45)	(.66)	(1.17)	(.81)	(.04)	(.11)
Total distributions	(1.50)	(.88)	(1.42)B	(1.06)	(.29)C	(.33)
Net asset value, end of period	$14.69	$15.16	$15.64	$17.03	$17.13	$15.08
Total ReturnD,E,F	7.19%	3.01%	.03%	5.69%	15.53%	12.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.72%	.72%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.71%I	.71%	.72%	.73%	.73%	.74%
Expenses net of all reductions	.71%I	.71%	.72%	.73%	.73%	.73%
Net investment income (loss)	1.32%I	1.47%	1.54%	1.43%	1.28%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$5,175	$5,437	$5,806	$6,990	$7,970	$8,429
Portfolio turnover rateJ	27%I	108%	39%	30%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.42 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.041 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.96	$15.45	$16.83	$16.94	$14.92	$13.57
Income from Investment Operations
Net investment income (loss)A	.08	.20	.23	.22	.18	.19
Net realized and unrealized gain (loss)	.92	.17	(.21)	.70	2.10	1.47
Total from investment operations	1.00	.37	.02	.92	2.28	1.66
Distributions from net investment income	(.05)	(.20)	(.22)	(.22)	(.22)	(.19)
Distributions from net realized gain	(1.45)	(.66)	(1.17)	(.81)	(.04)	(.11)
Total distributions	(1.50)	(.86)	(1.40)B	(1.03)	(.26)	(.31)C
Net asset value, end of period	$14.46	$14.96	$15.45	$16.83	$16.94	$14.92
Total ReturnD,E,F	7.05%	2.84%	(.06)%	5.54%	15.34%	12.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%I	.87%	.87%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.86%I	.86%	.87%	.88%	.88%	.89%
Expenses net of all reductions	.86%I	.86%	.87%	.87%	.88%	.88%
Net investment income (loss)	1.17%I	1.32%	1.39%	1.28%	1.14%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$20,506	$21,651	$24,520	$28,230	$31,119	$29,966
Portfolio turnover rateJ	27%I	108%	39%	30%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.40 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.113 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$15.68	$17.07	$17.17	$15.11	$13.74
Income from Investment Operations
Net investment income (loss)A	.10	.23	.26	.25	.21	.22
Net realized and unrealized gain (loss)	.93	.17	(.22)	.72	2.14	1.49
Total from investment operations	1.03	.40	.04	.97	2.35	1.71
Distributions from net investment income	(.05)	(.22)	(.25)	(.26)	(.25)	(.22)
Distributions from net realized gain	(1.45)	(.66)	(1.17)	(.81)	(.04)	(.11)
Total distributions	(1.50)	(.88)	(1.43)B	(1.07)	(.29)	(.34)C
Net asset value, end of period	$14.73	$15.20	$15.68	$17.07	$17.17	$15.11
Total ReturnD,E,F	7.17%	3.01%	.07%	5.73%	15.62%	12.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.70%	.70%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.69%I	.70%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.69%I	.69%	.69%	.69%	.70%	.70%
Net investment income (loss)	1.34%I	1.49%	1.57%	1.46%	1.31%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$188,495	$182,324	$192,234	$180,160	$138,902	$111,985
Portfolio turnover rateJ	27%I	108%	39%	30%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.43 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.113 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .08%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Delayed Delivery & When Issued Securities Futures	.08%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.05%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Delayed Delivery & When Issued Securities Futures Swaps	.01%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.		Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensations and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$92,078,549
Gross unrealized depreciation	(3,173,140)
Net unrealized appreciation (depreciation) on securities	$88,905,409
Tax cost	$1,067,707,958

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $145,259,028 and $196,870,977, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,700
Service Class 2	26,602
$29,302

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$311,695
Service Class	1,782
Service Class 2	7,023
Investor Class	136,931
$457,431

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $179 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,964 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,395 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $257.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,148.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$3,367,399	$13,821,541
Service Class	19,220	76,683
Service Class 2	70,902	279,837
Investor Class	640,538	2,602,280
Total	$4,098,059	$16,780,341
From net realized gain
Initial Class	$87,011,184	$41,681,420
Service Class	515,031	238,350
Service Class 2	2,051,901	1,029,679
Investor Class	17,164,042	8,089,923
Total	$106,742,158	$51,039,372

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	740,544	1,290,206	$10,972,265	$19,484,990
Reinvestment of distributions	6,337,909	3,880,843	90,378,583	55,502,961
Shares redeemed	(4,518,998)	(8,145,784)	(66,834,704)	(123,758,618)
Net increase (decrease)	2,559,455	(2,974,735)	$34,516,144	$(48,770,667)
Service Class
Shares sold	24,828	44,130	$376,834	$659,599
Reinvestment of distributions	37,783	22,215	534,251	315,033
Shares redeemed	(68,935)	(78,937)	(1,016,211)	(1,179,590)
Net increase (decrease)	(6,324)	(12,592)	$(105,126)	$(204,958)
Service Class 2
Shares sold	32,388	128,482	$462,678	$1,904,313
Reinvestment of distributions	152,391	93,818	2,122,803	1,309,516
Shares redeemed	(214,470)	(362,365)	(3,077,721)	(5,387,283)
Net increase (decrease)	(29,691)	(140,065)	$(492,240)	$(2,173,454)
Investor Class
Shares sold	194,929	742,710	$2,827,873	$11,129,163
Reinvestment of distributions	1,256,498	751,874	17,804,580	10,692,203
Shares redeemed	(651,521)	(1,761,126)	(9,529,402)	(26,670,695)
Net increase (decrease)	799,906	(266,542)	$11,103,051	$(4,849,329)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

11. Prior Fiscal Year Exchanges In-Kind.

During the prior period, the Fund exchanged investments for shares of ten Fidelity Equity Sector Central Funds all of which are affiliated investment companies managed by FMR Co., Inc. (FMRC), an affiliate of FMR. Each of the Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund delivered investments to each Equity Sector Central Fund in exchange for shares of each respective Equity Sector Central Fund, as presented in the accompanying table. The Fund recognized net realized gain (loss) of $25,506,495 for book purposes and net realized gain (loss) of $25,026,283 for federal income tax purposes.

Fidelity Equity Sector Central Fund	Value of Investments and Cash Delivered	Shares of Equity Sector Central Funds Exchanged
Fidelity Consumer Discretionary Central Fund	$45,153,352	181,324
Fidelity Consumer Staples Central Fund	31,321,938	146,145
Fidelity Energy Central Fund	27,399,296	215,607
Fidelity Financials Central Fund	78,935,260	869,139
Fidelity Health Care Central Fund	53,120,988	160,788
Fidelity Industrials Central Fund	40,710,959	159,126
Fidelity Information Technology Central Fund	87,115,168	270,915
Fidelity Materials Central Fund	12,091,823	56,001
Fidelity Telecom Services Central Fund	10,313,634	55,191
Fidelity Utilities Central Fund	11,922,360	77,223
Total	$398,084,778	2,191,459

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.61%
Actual		$1,000.00	$1,072.10	$3.13
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Service Class	.71%
Actual		$1,000.00	$1,071.90	$3.65
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Service Class 2.86%
Actual		$1,000.00	$1,070.50	$4.41
Hypothetical-C		$1,000.00	$1,020.53	$4.31
Investor Class	.69%
Actual		$1,000.00	$1,071.70	$3.54
Hypothetical-C		$1,000.00	$1,021.37	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .08%.

 C 5% return per year before expenses

VIPAM-SANN-0817
1.705701.119

Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.1
Amazon.com, Inc.	0.8	0.8
Facebook, Inc. Class A	0.7	0.5
Tesla, Inc.	0.7	0.2
Amgen, Inc.	0.6	0.5
Alphabet, Inc. Class A	0.6	0.6
Alphabet, Inc. Class C	0.6	0.6
Bank of America Corp.	0.5	0.6
Citigroup, Inc.	0.5	0.5
Berkshire Hathaway, Inc. Class B	0.5	0.6
	6.6

Top Ten Market Sectors as of June 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	11.1	11.8
Information Technology	11.0	10.0
Consumer Discretionary	7.9	8.6
Health Care	7.7	7.7
Industrials	6.9	7.1
Consumer Staples	5.2	5.7
Energy	3.4	4.6
Materials	2.9	2.9
Real Estate	2.7	3.2
Utilities	2.0	2.1

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stock Class and Equity Futures**	70.4%
Bond Class	23.5%
Short-Term Class	6.1%

 * Foreign investments – 27.3%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

As of December 31, 2016*
Stock Class and Equity Futures**	69.4%
Bond Class	24.5%
Short-Term Class	6.1%

 * Foreign investments – 27.5%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 25.9%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (a)	112,542	$1,142,297
Fidelity Floating Rate Central Fund (a)	21,712	2,243,097
Fidelity High Income Central Fund 1 (a)	45,013	4,505,388
Fidelity Inflation-Protected Bond Index Central Fund (a)	82,590	8,386,185
Fidelity VIP Investment Grade Central Fund (a)	362,222	38,018,808
iShares 20+ Year Treasury Bond ETF	17,060	2,134,547
TOTAL FIXED-INCOME FUNDS
(Cost $54,490,512)		56,430,322

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.10% (b)	3,992,883	3,993,681
Fidelity Money Market Central Fund, 1.36% (b)	3,983,876	3,984,274
TOTAL MONEY MARKET FUNDS
(Cost $7,977,122)		7,977,955

Equity Funds - 70.4%
Domestic Equity Funds - 46.2%
Fidelity Commodity Strategy Central Fund (a)	572,224	3,587,846
Fidelity Consumer Discretionary Central Fund (a)	35,395	9,851,368
Fidelity Consumer Staples Central Fund (a)	30,204	7,323,355
Fidelity Energy Central Fund (a)	46,274	5,173,449
Fidelity Financials Central Fund (a)	185,353	18,839,325
Fidelity Health Care Central Fund (a)	35,286	13,644,435
Fidelity Industrials Central Fund (a)	35,331	9,712,082
Fidelity Information Technology Central Fund (a)	56,209	23,076,474
Fidelity Materials Central Fund (a)	12,620	3,071,773
Fidelity Real Estate Equity Central Fund (a)	9,353	1,054,222
Fidelity Telecom Services Central Fund (a)	11,645	2,264,873
Fidelity Utilities Central Fund (a)	17,313	3,079,819

TOTAL DOMESTIC EQUITY FUNDS		100,679,021

International Equity Funds - 24.2%
Fidelity Emerging Markets Equity Central Fund (a)	33,804	7,692,877
Fidelity International Equity Central Fund (a)	407,956	33,941,934
iShares Core MSCI Emerging Markets ETF	106,312	5,319,853
iShares MSCI EAFE Index ETF	61,237	3,992,652
iShares MSCI Japan ETF	36,520	1,959,298

TOTAL INTERNATIONAL EQUITY FUNDS		52,906,614

TOTAL EQUITY FUNDS
(Cost $136,207,920)		153,585,635
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $198,675,554)		217,993,912
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,261)
NET ASSETS - 100%		$217,980,651

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,445
Fidelity Consumer Discretionary Central Fund	41,082
Fidelity Consumer Staples Central Fund	80,653
Fidelity Emerging Markets Debt Central Fund	35,166
Fidelity Emerging Markets Equity Central Fund	42,616
Fidelity Energy Central Fund	21,138
Fidelity Financials Central Fund	108,505
Fidelity Floating Rate Central Fund	54,803
Fidelity Health Care Central Fund	47,883
Fidelity High Income Central Fund 1	156,873
Fidelity Industrials Central Fund	50,410
Fidelity Inflation-Protected Bond Index Central Fund	6,443
Fidelity Information Technology Central Fund	66,702
Fidelity International Equity Central Fund	490,777
Fidelity Materials Central Fund	21,487
Fidelity Money Market Central Fund	23,157
Fidelity Real Estate Equity Central Fund	6,457
Fidelity Telecom Services Central Fund	26,476
Fidelity Utilities Central Fund	23,197
Fidelity VIP Investment Grade Central Fund	511,134
Total	$1,831,404

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,521,391	$2,160,966	$873,845	$3,587,846	0.6%
Fidelity Consumer Discretionary Central Fund	11,565,969	444,980	3,206,119	9,851,368	0.6%
Fidelity Consumer Staples Central Fund	8,154,181	386,759	2,029,122	7,323,355	0.6%
Fidelity Emerging Markets Debt Central Fund	1,097,339	77,332	69,859	1,142,297	0.9%
Fidelity Emerging Markets Equity Central Fund	5,306,271	2,120,844	917,061	7,692,877	1.1%
Fidelity Energy Central Fund	7,347,281	401,308	1,477,534	5,173,449	0.6%
Fidelity Financials Central Fund	21,001,698	870,170	4,198,678	18,839,325	0.7%
Fidelity Floating Rate Central Fund	2,247,706	139,132	139,717	2,243,097	0.1%
Fidelity Health Care Central Fund	12,939,246	954,588	2,669,469	13,644,435	0.6%
Fidelity High Income Central Fund 1	5,650,274	348,631	1,607,216	4,505,388	0.9%
Fidelity Industrials Central Fund	10,450,444	612,091	1,909,302	9,712,082	0.6%
Fidelity Inflation-Protected Bond Index Central Fund	7,932,862	969,409	558,516	8,386,185	0.8%
Fidelity Information Technology Central Fund	21,983,139	973,231	5,605,020	23,076,474	0.6%
Fidelity International Equity Central Fund	27,783,758	5,415,739	3,149,882	33,941,934	1.2%
Fidelity Materials Central Fund	3,132,421	230,420	584,235	3,071,773	0.7%
Fidelity Real Estate Equity Central Fund	1,524,489	51,212	561,330	1,054,222	0.8%
Fidelity Telecom Services Central Fund	2,799,500	118,296	592,819	2,264,873	0.6%
Fidelity Utilities Central Fund	3,139,818	249,067	605,401	3,079,819	0.6%
Fidelity VIP Investment Grade Central Fund	34,782,040	5,482,482	2,517,985	38,018,808	0.7%
Total	$191,359,827	$22,006,657	$33,273,110	$196,609,607

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity’s Central Funds,other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	13.6%
AAA,AA,A	1.3%
BBB	4.2%
BB	2.6%
B	1.7%
CCC,CC,C	0.3%
Not Rated	0.1%
Equities	70.1%
Short-Term Investments and Net Other Assets	6.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.7%
Japan	4.0%
United Kingdom	3.9%
Cayman Islands	2.3%
France	1.6%
Ireland	1.5%
Germany	1.4%
Canada	1.3%
Switzerland	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	9.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,554,910)	$13,406,350
Fidelity Central Funds (cost $186,120,644)	204,587,562
Total Investments (cost $198,675,554)		$217,993,912
Cash		47
Receivable for investments sold		18
Receivable for fund shares sold		1,018,263
Dividends receivable		2,335
Distributions receivable from Fidelity Central Funds		3,287
Other receivables		3,874
Total assets		219,021,736
Liabilities
Payable for investments purchased	$848,106
Payable for fund shares redeemed	43,052
Accrued management fee	98,640
Distribution and service plan fees payable	950
Other affiliated payables	28,190
Other payables and accrued expenses	22,147
Total liabilities		1,041,085
Net Assets		$217,980,651
Net Assets consist of:
Paid in capital		$194,828,312
Undistributed net investment income		1,181,222
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,652,731
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,318,386
Net Assets		$217,980,651
Initial Class:
Net Asset Value, offering price and redemption price per share ($103,090,091 ÷ 5,627,153 shares)		$18.32
Service Class:
Net Asset Value, offering price and redemption price per share ($2,669,579 ÷ 146,840 shares)		$18.18
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,477,457 ÷ 192,559 shares)		$18.06
Investor Class:
Net Asset Value, offering price and redemption price per share ($108,743,524 ÷ 5,970,973 shares)		$18.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$127,564
Income from Fidelity Central Funds		1,831,404
Total income		1,958,968
Expenses
Management fee	$572,554
Transfer agent fees	110,330
Distribution and service plan fees	5,663
Accounting fees and expenses	51,631
Custodian fees and expenses	3,513
Independent trustees' fees and expenses	390
Audit	33,332
Legal	2,688
Miscellaneous	788
Total expenses before reductions	780,889
Expense reductions	(3,150)	777,739
Net investment income (loss)		1,181,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	102,538
Fidelity Central Funds	1,732,657
Foreign currency transactions	2,057
Capital gain distributions from Fidelity Central Funds	173,220
Total net realized gain (loss)		2,010,472
Change in net unrealized appreciation (depreciation) on: Investment securities	15,680,468
Assets and liabilities in foreign currencies	202
Total change in net unrealized appreciation (depreciation)		15,680,670
Net gain (loss)		17,691,142
Net increase (decrease) in net assets resulting from operations		$18,872,371

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,181,229	$2,606,011
Net realized gain (loss)	2,010,472	24,289,352
Change in net unrealized appreciation (depreciation)	15,680,670	(22,415,868)
Net increase (decrease) in net assets resulting from operations	18,872,371	4,479,495
Distributions to shareholders from net investment income	–	(2,754,661)
Distributions to shareholders from net realized gain	(23,143,006)	(3,049,866)
Total distributions	(23,143,006)	(5,804,527)
Share transactions - net increase (decrease)	18,391,166	(16,491,202)
Total increase (decrease) in net assets	14,120,531	(17,816,234)
Net Assets
Beginning of period	203,860,120	221,676,354
End of period	$217,980,651	$203,860,120
Other Information
Undistributed net investment income end of period	$1,181,222	$–
Distributions in excess of net investment income end of period	$–	$(7)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.81	$18.90	$19.15	$18.30	$15.14	$13.35
Income from Investment Operations
Net investment income (loss)A	.11	.24	.27	.23	.17	.19
Net realized and unrealized gain (loss)	1.56	.20	(.27)	.85	3.22	1.87
Total from investment operations	1.67	.44	.00	1.08	3.39	2.06
Distributions from net investment income	–	(.26)	(.24)	(.21)	(.18)	(.21)
Distributions from net realized gain	(2.16)	(.26)	(.01)	(.02)	(.05)	(.06)
Total distributions	(2.16)	(.53)B	(.25)	(.23)	(.23)	(.27)
Net asset value, end of period	$18.32	$18.81	$18.90	$19.15	$18.30	$15.14
Total ReturnC,D,E	9.46%	2.52%	.03%	5.87%	22.41%	15.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.71%	.70%	.70%	.72%	.72%
Expenses net of fee waivers, if any	.70%H	.71%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.70%H	.70%	.69%	.70%	.71%	.71%
Net investment income (loss)	1.17%H	1.31%	1.37%	1.19%	1.05%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$103,090	$99,882	$108,324	$122,484	$127,423	$116,252
Portfolio turnover rateI	32%H	142%	49%	38%	52%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.264 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .08%

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.68	$18.79	$19.03	$18.19	$15.04	$13.26
Income from Investment Operations
Net investment income (loss)A	.10	.22	.25	.21	.16	.17
Net realized and unrealized gain (loss)	1.56	.18	(.26)	.84	3.19	1.86
Total from investment operations	1.66	.40	(.01)	1.05	3.35	2.03
Distributions from net investment income	–	(.25)	(.22)	(.19)	(.15)	(.20)
Distributions from net realized gain	(2.16)	(.26)	(.01)	(.02)	(.05)	(.06)
Total distributions	(2.16)	(.51)	(.23)	(.21)	(.20)	(.25)B
Net asset value, end of period	$18.18	$18.68	$18.79	$19.03	$18.19	$15.04
Total ReturnC,D,E	9.46%	2.34%	(.03)%	5.75%	22.34%	15.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.81%	.80%	.80%	.82%	.82%
Expenses net of fee waivers, if any	.80%H	.81%	.80%	.80%	.82%	.82%
Expenses net of all reductions	.80%H	.80%	.79%	.80%	.81%	.81%
Net investment income (loss)	1.07%H	1.21%	1.27%	1.09%	.95%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,670	$2,698	$2,877	$3,265	$3,191	$3,541
Portfolio turnover rateI	32%H	142%	49%	38%	52%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.055 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.58	$18.70	$18.94	$18.10	$14.97	$13.21
Income from Investment Operations
Net investment income (loss)A	.08	.19	.21	.17	.12	.14
Net realized and unrealized gain (loss)	1.55	.18	(.25)	.84	3.18	1.84
Total from investment operations	1.63	.37	(.04)	1.01	3.30	1.98
Distributions from net investment income	–	(.23)	(.19)	(.15)	(.12)	(.17)
Distributions from net realized gain	(2.15)	(.26)	(.01)	(.02)	(.05)	(.06)
Total distributions	(2.15)	(.49)	(.20)	(.17)	(.17)	(.22)B
Net asset value, end of period	$18.06	$18.58	$18.70	$18.94	$18.10	$14.97
Total ReturnC,D,E	9.38%	2.18%	(.18)%	5.55%	22.09%	15.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.95%H	.96%	.96%	1.01%	1.03%	1.04%
Expenses net of fee waivers, if any	.95%H	.96%	.96%	1.01%	1.02%	1.04%
Expenses net of all reductions	.95%H	.95%	.95%	1.00%	1.02%	1.03%
Net investment income (loss)	.92%H	1.06%	1.11%	.88%	.74%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$3,477	$3,425	$3,533	$3,573	$3,626	$3,621
Portfolio turnover rateI	32%H	142%	49%	38%	52%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.055 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .08%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.71	$18.82	$19.06	$18.22	$15.08	$13.30
Income from Investment Operations
Net investment income (loss)A	.10	.22	.25	.21	.16	.18
Net realized and unrealized gain (loss)	1.56	.18	(.25)	.85	3.20	1.86
Total from investment operations	1.66	.40	–	1.06	3.36	2.04
Distributions from net investment income	–	(.25)	(.23)	(.20)	(.17)	(.20)
Distributions from net realized gain	(2.16)	(.26)	(.01)	(.02)	(.05)	(.06)
Total distributions	(2.16)	(.51)	(.24)	(.22)	(.22)	(.26)
Net asset value, end of period	$18.21	$18.71	$18.82	$19.06	$18.22	$15.08
Total ReturnB,C,D	9.45%	2.35%	.01%	5.79%	22.30%	15.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.79%	.78%	.78%	.80%	.81%
Expenses net of fee waivers, if any	.78%G	.79%	.78%	.78%	.80%	.81%
Expenses net of all reductions	.78%G	.79%	.77%	.78%	.79%	.79%
Net investment income (loss)	1.09%G	1.23%	1.29%	1.11%	.97%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$108,744	$97,855	$106,942	$86,687	$58,295	$37,574
Portfolio turnover rateH	32%G	142%	49%	38%	52%	59%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .08%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.08%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	0.05%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.		Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,228,467
Gross unrealized depreciation	(847,359)
Net unrealized appreciation (depreciation) on securities	$20,381,108
Tax cost	$197,612,804

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $32,785,475 and $36,174,663, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,334
Service Class 2	4,329
$5,663

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$33,781
Service Class	881
Service Class 2	1,143
Investor Class	74,525
$110,330

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $350 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,159 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $73.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $918.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$–	$1,385,168
Service Class	–	35,308
Service Class 2	–	41,068
Investor Class	–	1,293,117
Total	$–	$2,754,661
From net realized gain
Initial Class	$11,308,506	$1,494,080
Service Class	295,683	39,101
Service Class 2	391,438	48,258
Investor Class	11,147,379	1,468,427
Total	$23,143,006	$3,049,866

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months endedJune 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	57,192	114,709	$1,046,259	$2,127,037
Reinvestment of distributions	648,796	163,493	11,308,506	2,879,248
Shares redeemed	(389,784)	(697,163)	(7,086,613)	(12,797,939)
Net increase (decrease)	316,204	(418,961)	$5,268,152	$(7,791,654)
Service Class
Shares sold	629	4,177	$11,665	$76,368
Reinvestment of distributions	17,091	4,255	295,683	74,409
Shares redeemed	(15,298)	(17,152)	(281,316)	(309,079)
Net increase (decrease)	2,422	(8,720)	$26,032	$(158,302)
Service Class 2
Shares sold	7,426	41,188	$133,397	$738,028
Reinvestment of distributions	22,771	5,145	391,438	89,326
Shares redeemed	(21,931)	(51,021)	(390,132)	(923,678)
Net increase (decrease)	8,266	(4,688)	$134,703	$(96,324)
Investor Class
Shares sold	495,783	325,813	$8,904,660	$5,958,937
Reinvestment of distributions	643,242	157,817	11,147,379	2,761,544
Shares redeemed	(397,263)	(938,032)	(7,089,760)	(17,165,403)
Net increase (decrease)	741,762	(454,402)	$12,962,279	$(8,444,922)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 85% of the total outstanding shares of the Fund.

11. Prior Fiscal Year Exchanges In-Kind.

During the prior period, the Fund exchanged investments for shares of ten Fidelity Equity Sector Central Funds all of which are affiliated investment companies managed by FMR Co., Inc. (FMRC), an affiliate of FMR. Each of the Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund delivered investments to each Equity Sector Central Fund in exchange for shares of each respective Equity Sector Central Fund, as presented in the accompanying table. The Fund recognized net realized gain (loss) of $6,509,559 for book purposes and net realized gain (loss) of $ 6,364,328 for federal income tax purposes.

Fidelity Equity Sector Central Fund	Value of Investments and Cash Delivered	Shares of Equity Sector Central Funds Exchanged
Fidelity Consumer Discretionary Central Fund	$11,408,638	45,814
Fidelity Consumer Staples Central Fund	7,913,934	36,926
Fidelity Energy Central Fund	6,922,823	54,476
Fidelity Financials Central Fund	19,944,118	219,601
Fidelity Health Care Central Fund	13,421,775	40,625
Fidelity Industrials Central Fund	10,286,204	40,206
Fidelity Information Technology Central Fund	22,010,889	68,450
Fidelity Materials Central Fund	3,055,172	14,150
Fidelity Telecom Services Central Fund	2,605,887	13,945
Fidelity Utilities Central Fund	3,013,136	19,516
Total	$100,582,576	553,709

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.70%
Actual		$1,000.00	$1,094.60	$3.64
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Service Class	.80%
Actual		$1,000.00	$1,094.60	$4.15
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Service Class 2.95%
Actual		$1,000.00	$1,093.80	$4.93
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Investor Class	.78%
Actual		$1,000.00	$1,094.50	$4.05
Hypothetical-C		$1,000.00	$1,020.93	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .08%.

 C 5% return per year before expenses

VIPAMG-SANN-0817
1.705700.119

Fidelity® Variable Insurance Products: Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 Semi-Annual Report June 30, 2017

Contents

VIP Freedom Income Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	40.2	39.0
VIP Government Money Market Portfolio Initial Class 0.73%	32.6	30.7
VIP Overseas Portfolio Initial Class	6.5	5.6
VIP Emerging Markets Portfolio Initial Class	4.7	4.6
VIP Growth & Income Portfolio Initial Class	3.0	3.4
VIP Equity-Income Portfolio Initial Class	2.6	3.0
VIP Growth Portfolio Initial Class	2.5	2.9
VIP Contrafund Portfolio Initial Class	2.4	2.8
VIP High Income Portfolio Initial Class	2.0	3.9
VIP Value Portfolio Initial Class	1.9	2.2
	98.4	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.0%
International Equity Funds	11.2%
Bond Funds	42.2%
Short-Term Funds	32.6%

Six months ago
Domestic Equity Funds	16.2%
International Equity Funds	10.2%
Bond Funds	42.9%
Short-Term Funds	30.7%

VIP Freedom Income Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	27,022	$961,456
VIP Equity-Income Portfolio Initial Class (a)	45,123	1,016,624
VIP Growth & Income Portfolio Initial Class (a)	55,508	1,162,332
VIP Growth Portfolio Initial Class (a)	14,558	973,960
VIP Mid Cap Portfolio Initial Class (a)	8,057	286,250
VIP Value Portfolio Initial Class (a)	47,612	747,985
VIP Value Strategies Portfolio Initial Class (a)	26,615	369,150
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,186,029)		5,517,757

International Equity Funds - 11.2%
VIP Emerging Markets Portfolio Initial Class (a)	177,471	1,845,703
VIP Overseas Portfolio Initial Class (a)	120,115	2,544,032
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,441,123)		4,389,735

Bond Funds - 42.2%
VIP High Income Portfolio Initial Class (a)	140,293	784,240
VIP Investment Grade Bond Portfolio Initial Class (a)	1,228,529	15,798,877
TOTAL BOND FUNDS
(Cost $16,286,408)		16,583,117

Short-Term Funds - 32.6%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $12,785,681)	12,785,681	12,785,681
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $36,699,241)		39,276,290
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,593)
NET ASSETS - 100%		$39,272,697

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,087,011	$141,695	$343,340	$2,346	$961,456
VIP Emerging Markets Portfolio Initial Class	1,742,816	167,748	460,657	3,110	1,845,703
VIP Equity-Income Portfolio Initial Class	1,152,940	120,721	285,802	1,514	1,016,624
VIP Government Money Market Portfolio Initial Class 0.73%	11,729,205	2,484,535	1,428,060	30,329	12,785,681
VIP Growth & Income Portfolio Initial Class	1,315,424	142,338	344,990	1,300	1,162,332
VIP Growth Portfolio Initial Class	1,090,861	173,550	425,390	1,463	973,960
VIP High Income Portfolio Initial Class	1,474,818	102,633	838,458	8,179	784,240
VIP Investment Grade Bond Portfolio Initial Class	14,935,903	2,366,330	1,763,978	57,582	15,798,877
VIP Mid Cap Portfolio Initial Class	313,674	41,544	82,614	459	286,250
VIP Overseas Portfolio Initial Class	2,148,058	354,393	353,740	480	2,544,032
VIP Value Portfolio Initial Class	849,898	77,115	232,582	1,778	747,985
VIP Value Strategies Portfolio Initial Class	411,279	121,868	116,837	1,090	369,150
Total	$38,251,887	$6,294,470	$6,676,448	$109,630	$39,276,290

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $36,699,241) — See accompanying schedule		$39,276,290
Receivable for investments sold		376,893
Receivable for fund shares sold		392,349
Total assets		40,045,532
Liabilities
Payable for investments purchased	$720,890
Payable for fund shares redeemed	48,352
Distribution and service plan fees payable	3,593
Total liabilities		772,835
Net Assets		$39,272,697
Net Assets consist of:
Paid in capital		$36,398,904
Undistributed net investment income		87,757
Accumulated undistributed net realized gain (loss) on investments		208,987
Net unrealized appreciation (depreciation) on investments		2,577,049
Net Assets		$39,272,697
Initial Class:
Net Asset Value, offering price and redemption price per share ($15,501,533 ÷ 1,353,788 shares)		$11.45
Service Class:
Net Asset Value, offering price and redemption price per share ($9,999,910 ÷ 873,890 shares)		$11.44
Service Class 2:
Net Asset Value, offering price and redemption price per share ($13,771,254 ÷ 1,208,908 shares)		$11.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$109,630
Expenses
Distribution and service plan fees	$21,873
Independent trustees' fees and expenses	72
Total expenses before reductions	21,945
Expense reductions	(72)	21,873
Net investment income (loss)		87,757
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	44,726
Capital gain distributions from underlying funds	317,403
Total net realized gain (loss)		362,129
Change in net unrealized appreciation (depreciation) on underlying funds		1,361,649
Net gain (loss)		1,723,778
Net increase (decrease) in net assets resulting from operations		$1,811,535

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,757	$525,036
Net realized gain (loss)	362,129	263,116
Change in net unrealized appreciation (depreciation)	1,361,649	850,893
Net increase (decrease) in net assets resulting from operations	1,811,535	1,639,045
Distributions to shareholders from net investment income	–	(525,338)
Distributions to shareholders from net realized gain	(201,357)	(394,488)
Total distributions	(201,357)	(919,826)
Share transactions - net increase (decrease)	(585,751)	(219,386)
Total increase (decrease) in net assets	1,024,427	499,833
Net Assets
Beginning of period	38,248,270	37,748,437
End of period	$39,272,697	$38,248,270
Other Information
Undistributed net investment income end of period	$87,757	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.78	$11.03	$10.89	$10.57	$10.21
Income from Investment Operations
Net investment income (loss)A	.03	.16	.21	.18	.18	.16
Net realized and unrealized gain (loss)	.50	.32	(.25)	.23	.40	.50
Total from investment operations	.53	.48	(.04)	.41	.58	.66
Distributions from net investment income	–	(.16)	(.20)	(.17)	(.17)	(.16)
Distributions from net realized gain	(.06)	(.11)	(.02)	(.10)	(.10)	(.14)
Total distributions	(.06)	(.28)B	(.21)C	(.27)	(.26)D	(.30)
Net asset value, end of period	$11.45	$10.98	$10.78	$11.03	$10.89	$10.57
Total ReturnE,F,G	4.83%	4.50%	(.34)%	3.78%	5.55%	6.52%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K	-%	-%	-%	-%	-%
Expenses net of all reductions	- %K	-%	-%	-%	-%	-%
Net investment income (loss)	.57%K	1.48%	1.85%	1.62%	1.67%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$15,502	$14,956	$14,548	$17,386	$16,980	$14,184
Portfolio turnover rateH	33%K	38%	36%	32%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.113 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.097 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$10.78	$11.03	$10.89	$10.58	$10.22
Income from Investment Operations
Net investment income (loss)A	.03	.15	.19	.17	.17	.15
Net realized and unrealized gain (loss)	.50	.31	(.24)	.23	.40	.50
Total from investment operations	.53	.46	(.05)	.40	.57	.65
Distributions from net investment income	–	(.15)	(.19)	(.16)	(.16)	(.15)
Distributions from net realized gain	(.06)	(.11)	(.02)	(.10)	(.10)	(.14)
Total distributions	(.06)	(.27)B	(.20)C	(.26)	(.26)	(.29)
Net asset value, end of period	$11.44	$10.97	$10.78	$11.03	$10.89	$10.58
Total ReturnD,E,F	4.83%	4.32%	(.42)%	3.69%	5.38%	6.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.47%I	1.38%	1.75%	1.52%	1.57%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$10,000	$9,286	$9,825	$6,193	$4,529	$2,467
Portfolio turnover rateG	33%I	38%	36%	32%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.113 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$10.74	$10.99	$10.85	$10.54	$10.18
Income from Investment Operations
Net investment income (loss)A	.02	.13	.18	.15	.15	.14
Net realized and unrealized gain (loss)	.50	.31	(.24)	.23	.40	.49
Total from investment operations	.52	.44	(.06)	.38	.55	.63
Distributions from net investment income	–	(.14)	(.17)	(.14)	(.14)	(.13)
Distributions from net realized gain	(.06)	(.11)	(.02)	(.10)	(.10)	(.14)
Total distributions	(.06)	(.25)	(.19)	(.24)	(.24)	(.27)
Net asset value, end of period	$11.39	$10.93	$10.74	$10.99	$10.85	$10.54
Total ReturnB,C,D	4.76%	4.17%	(.57)%	3.54%	5.21%	6.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.32%G	1.23%	1.60%	1.37%	1.42%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$13,771	$14,007	$13,375	$8,860	$7,500	$6,495
Portfolio turnover rateE	33%G	38%	36%	32%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	36.6	34.9
VIP Government Money Market Portfolio Initial Class 0.73%	25.5	23.1
VIP Overseas Portfolio Initial Class	8.9	8.3
VIP Emerging Markets Portfolio Initial Class	5.7	5.5
VIP Growth & Income Portfolio Initial Class	4.5	5.1
VIP Equity-Income Portfolio Initial Class	3.9	4.5
VIP Growth Portfolio Initial Class	3.8	4.3
VIP Contrafund Portfolio Initial Class	3.7	4.3
VIP Value Portfolio Initial Class	2.9	3.3
VIP High Income Portfolio Initial Class	2.0	3.9
	97.5	97.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.3%
International Equity Funds	14.6%
Bond Funds	38.6%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	24.3%
International Equity Funds	13.8%
Bond Funds	38.8%
Short-Term Funds	23.1%

VIP Freedom 2005 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	8,440	$300,279
VIP Equity-Income Portfolio Initial Class (a)	14,092	317,500
VIP Growth & Income Portfolio Initial Class (a)	17,338	363,064
VIP Growth Portfolio Initial Class (a)	4,548	304,241
VIP Mid Cap Portfolio Initial Class (a)	2,506	89,029
VIP Value Portfolio Initial Class (a)	14,861	233,460
VIP Value Strategies Portfolio Initial Class (a)	8,288	114,961
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,308,343)		1,722,534

International Equity Funds - 14.6%
VIP Emerging Markets Portfolio Initial Class (a)	44,177	459,445
VIP Overseas Portfolio Initial Class (a)	33,897	717,932
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $989,022)		1,177,377

Bond Funds - 38.6%
VIP High Income Portfolio Initial Class (a)	28,810	161,046
VIP Investment Grade Bond Portfolio Initial Class (a)	229,612	2,952,815
TOTAL BOND FUNDS
(Cost $3,049,914)		3,113,861

Short-Term Funds - 25.5%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $2,058,356)	2,058,356	2,058,356
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,405,635)		8,072,128
NET OTHER ASSETS (LIABILITIES) - 0.0%		(93)
NET ASSETS - 100%		$8,072,035

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$296,988	$57,507	$76,413	$671	$300,279
VIP Emerging Markets Portfolio Initial Class	389,706	62,266	88,230	728	459,445
VIP Equity-Income Portfolio Initial Class	314,972	52,417	57,963	433	317,500
VIP Government Money Market Portfolio Initial Class 0.73%	1,616,741	568,092	126,478	4,715	2,058,356
VIP Growth & Income Portfolio Initial Class	359,346	61,134	71,632	371	363,064
VIP Growth Portfolio Initial Class	298,119	67,024	100,857	419	304,241
VIP High Income Portfolio Initial Class	269,631	32,643	150,072	1,564	161,046
VIP Investment Grade Bond Portfolio Initial Class	2,446,962	638,012	179,698	9,870	2,952,815
VIP Mid Cap Portfolio Initial Class	85,709	16,878	17,563	131	89,029
VIP Overseas Portfolio Initial Class	580,861	101,838	78,300	136	717,932
VIP Value Portfolio Initial Class	232,164	35,208	49,339	507	233,460
VIP Value Strategies Portfolio Initial Class	112,357	41,207	25,224	311	114,961
Total	$7,003,556	$1,734,226	$1,021,769	$19,856	$8,072,128

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $7,405,635) — See accompanying schedule		$8,072,128
Cash		1
Receivable for investments sold		85,970
Receivable for fund shares sold		99,294
Total assets		8,257,393
Liabilities
Payable for investments purchased	$185,112
Payable for fund shares redeemed	145
Distribution and service plan fees payable	101
Total liabilities		185,358
Net Assets		$8,072,035
Net Assets consist of:
Paid in capital		$7,338,765
Undistributed net investment income		19,279
Accumulated undistributed net realized gain (loss) on investments		47,498
Net unrealized appreciation (depreciation) on investments		666,493
Net Assets		$8,072,035
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,892,284 ÷ 569,992 shares)		$12.09
Service Class:
Net Asset Value, offering price and redemption price per share ($1,089,197 ÷ 89,584 shares)		$12.16
Service Class 2:
Net Asset Value, offering price and redemption price per share ($90,554 ÷ 7,510 shares)		$12.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$19,856
Expenses
Distribution and service plan fees	$577
Independent trustees' fees and expenses	14
Total expenses before reductions	591
Expense reductions	(14)	577
Net investment income (loss)		19,279
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	15,082
Capital gain distributions from underlying funds	83,008
Total net realized gain (loss)		98,090
Change in net unrealized appreciation (depreciation) on underlying funds		341,031
Net gain (loss)		439,121
Net increase (decrease) in net assets resulting from operations		$458,400

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,279	$104,440
Net realized gain (loss)	98,090	103,291
Change in net unrealized appreciation (depreciation)	341,031	132,669
Net increase (decrease) in net assets resulting from operations	458,400	340,400
Distributions to shareholders from net investment income	–	(104,710)
Distributions to shareholders from net realized gain	(84,111)	(94,196)
Total distributions	(84,111)	(198,906)
Share transactions - net increase (decrease)	694,227	(371,258)
Total increase (decrease) in net assets	1,068,516	(229,764)
Net Assets
Beginning of period	7,003,519	7,233,283
End of period	$8,072,035	$7,003,519
Other Information
Undistributed net investment income end of period	$19,279	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2005 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$11.29	$11.56	$11.37	$10.56	$9.86
Income from Investment Operations
Net investment income (loss)A	.03	.17	.19	.20	.17	.18
Net realized and unrealized gain (loss)	.68	.38	(.22)	.29	.86	.76
Total from investment operations	.71	.55	(.03)	.49	1.03	.94
Distributions from net investment income	–	(.18)	(.22)	(.19)	(.18)	(.17)
Distributions from net realized gain	(.13)	(.15)	(.03)	(.11)	(.04)	(.07)
Total distributions	(.13)	(.33)	(.24)B	(.30)	(.22)	(.24)
Net asset value, end of period	$12.09	$11.51	$11.29	$11.56	$11.37	$10.56
Total ReturnC,D,E	6.24%	5.00%	(.25)%	4.30%	9.74%	9.57%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.51%I	1.50%	1.64%	1.71%	1.57%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$6,892	$6,363	$6,657	$8,047	$7,145	$5,971
Portfolio turnover rateF	27%I	24%	23%	21%	54%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2005 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$11.36	$11.63	$11.44	$10.57	$9.86
Income from Investment Operations
Net investment income (loss)A	.02	.16	.18	.19	.16	.17
Net realized and unrealized gain (loss)	.69	.38	(.22)	.29	.85	.77
Total from investment operations	.71	.54	(.04)	.48	1.01	.94
Distributions from net investment income	–	(.17)	(.21)	(.18)	(.11)	(.16)
Distributions from net realized gain	(.13)	(.15)	(.03)	(.11)	(.04)	(.07)
Total distributions	(.13)	(.32)	(.23)B	(.29)	(.14)C	(.23)
Net asset value, end of period	$12.16	$11.58	$11.36	$11.63	$11.44	$10.57
Total ReturnD,E,F	6.20%	4.89%	(.35)%	4.18%	9.60%	9.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.41%I	1.40%	1.54%	1.61%	1.47%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,089	$558	$484	$408	$125	$177
Portfolio turnover rateG	27%I	24%	23%	21%	54%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.025 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.037 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2005 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$11.28	$11.55	$11.36	$10.55	$9.85
Income from Investment Operations
Net investment income (loss)A	.02	.14	.16	.17	.15	.15
Net realized and unrealized gain (loss)	.67	.39	(.21)	.29	.85	.77
Total from investment operations	.69	.53	(.05)	.46	1.00	.92
Distributions from net investment income	–	(.15)	(.19)	(.16)	(.15)	(.15)
Distributions from net realized gain	(.13)	(.15)	(.03)	(.11)	(.04)	(.07)
Total distributions	(.13)	(.31)B	(.22)	(.27)	(.19)	(.22)
Net asset value, end of period	$12.06	$11.50	$11.28	$11.55	$11.36	$10.55
Total ReturnC,D,E	6.07%	4.78%	(.49)%	4.04%	9.46%	9.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.26%H	1.25%	1.39%	1.46%	1.31%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$91	$83	$92	$79	$102	$251
Portfolio turnover rateF	27%H	24%	23%	21%	54%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	33.1	31.5
VIP Government Money Market Portfolio Initial Class 0.73%	19.9	17.5
VIP Overseas Portfolio Initial Class	10.9	10.4
VIP Emerging Markets Portfolio Initial Class	6.6	6.4
VIP Growth & Income Portfolio Initial Class	5.8	6.4
VIP Equity-Income Portfolio Initial Class	5.1	5.7
VIP Growth Portfolio Initial Class	4.9	5.3
VIP Contrafund Portfolio Initial Class	4.8	5.3
VIP Value Portfolio Initial Class	3.7	4.2
VIP High Income Portfolio Initial Class	2.0	3.8
	96.8	96.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	17.5%
Bond Funds	35.1%
Short-Term Funds	19.9%

Six months ago
Domestic Equity Funds	30.4%
International Equity Funds	16.8%
Bond Funds	35.3%
Short-Term Funds	17.5%

VIP Freedom 2010 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	416,908	$14,833,595
VIP Equity-Income Portfolio Initial Class (a)	696,216	15,685,736
VIP Growth & Income Portfolio Initial Class (a)	856,764	17,940,644
VIP Growth Portfolio Initial Class (a)	224,664	15,030,014
VIP Mid Cap Portfolio Initial Class (a)	123,268	4,379,698
VIP Value Portfolio Initial Class (a)	733,738	11,527,031
VIP Value Strategies Portfolio Initial Class (a)	408,280	5,662,837
TOTAL DOMESTIC EQUITY FUNDS
(Cost $58,791,766)		85,059,555

International Equity Funds - 17.5%
VIP Emerging Markets Portfolio Initial Class (a)	1,954,204	20,323,727
VIP Overseas Portfolio Initial Class (a)	1,591,162	33,700,818
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,371,279)		54,024,545

Bond Funds - 35.1%
VIP High Income Portfolio Initial Class (a)	1,103,027	6,165,919
VIP Investment Grade Bond Portfolio Initial Class (a)	7,975,094	102,559,707
TOTAL BOND FUNDS
(Cost $106,933,886)		108,725,626

Short-Term Funds - 19.9%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $61,460,455)	61,460,455	61,460,455
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $269,557,386)		309,270,181
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,010)
NET ASSETS - 100%		$309,213,171

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$15,787,989	$1,177,433	$3,250,938	$34,034	$14,833,595
VIP Emerging Markets Portfolio Initial Class	19,025,461	708,123	3,783,883	33,916	20,323,727
VIP Equity-Income Portfolio Initial Class	16,745,251	829,606	2,310,899	21,955	15,685,736
VIP Government Money Market Portfolio Initial Class 0.73%	51,864,438	13,177,659	3,581,642	143,061	61,460,455
VIP Growth & Income Portfolio Initial Class	19,104,310	1,012,566	2,908,049	18,835	17,940,644
VIP Growth Portfolio Initial Class	15,847,036	1,620,956	4,432,828	21,236	15,030,014
VIP High Income Portfolio Initial Class	11,415,346	400,425	6,002,945	63,229	6,165,919
VIP Investment Grade Bond Portfolio Initial Class	93,392,735	13,525,414	6,026,454	359,555	102,559,707
VIP Mid Cap Portfolio Initial Class	4,556,224	347,743	727,702	6,659	4,379,698
VIP Overseas Portfolio Initial Class	30,724,206	1,319,154	3,922,839	6,856	33,700,818
VIP Value Portfolio Initial Class	12,342,318	443,047	2,044,304	25,786	11,527,031
VIP Value Strategies Portfolio Initial Class	5,972,558	1,435,821	1,067,390	15,801	5,662,837
Total	$296,777,872	$35,997,947	$40,059,873	$750,923	$309,270,181

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $269,557,386) — See accompanying schedule		$309,270,181
Cash		3
Receivable for investments sold		3,452,714
Receivable for fund shares sold		28,323
Total assets		312,751,221
Liabilities
Payable for investments purchased	$3,408,463
Payable for fund shares redeemed	72,572
Distribution and service plan fees payable	57,015
Total liabilities		3,538,050
Net Assets		$309,213,171
Net Assets consist of:
Paid in capital		$264,735,761
Undistributed net investment income		414,924
Accumulated undistributed net realized gain (loss) on investments		4,349,691
Net unrealized appreciation (depreciation) on investments		39,712,795
Net Assets		$309,213,171
Initial Class:
Net Asset Value, offering price and redemption price per share ($20,263,018 ÷ 1,557,972 shares)		$13.01
Service Class:
Net Asset Value, offering price and redemption price per share ($26,013,468 ÷ 2,003,667 shares)		$12.98
Service Class 2:
Net Asset Value, offering price and redemption price per share ($262,936,685 ÷ 20,364,899 shares)		$12.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$750,923
Expenses
Distribution and service plan fees	$335,999
Independent trustees' fees and expenses	567
Total expenses before reductions	336,566
Expense reductions	(567)	335,999
Net investment income (loss)		414,924
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,770,309
Capital gain distributions from underlying funds	4,050,864
Total net realized gain (loss)		5,821,173
Change in net unrealized appreciation (depreciation) on underlying funds		14,783,919
Net gain (loss)		20,605,092
Net increase (decrease) in net assets resulting from operations		$21,020,016

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$414,924	$3,854,296
Net realized gain (loss)	5,821,173	4,905,136
Change in net unrealized appreciation (depreciation)	14,783,919	6,182,211
Net increase (decrease) in net assets resulting from operations	21,020,016	14,941,643
Distributions to shareholders from net investment income	–	(3,847,060)
Distributions to shareholders from net realized gain	(4,670,205)	(6,775,603)
Total distributions	(4,670,205)	(10,622,663)
Share transactions - net increase (decrease)	(3,860,409)	(381,624)
Total increase (decrease) in net assets	12,489,402	3,937,356
Net Assets
Beginning of period	296,723,769	292,786,413
End of period	$309,213,171	$296,723,769
Other Information
Undistributed net investment income end of period	$414,924	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2010 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$12.15	$12.45	$12.30	$11.15	$10.31
Income from Investment Operations
Net investment income (loss)A	.03	.18	.23	.21	.22	.23
Net realized and unrealized gain (loss)	.86	.45	(.26)	.34	1.27	.98
Total from investment operations	.89	.63	(.03)	.55	1.49	1.21
Distributions from net investment income	–	(.19)	(.23)	(.21)	(.21)	(.21)
Distributions from net realized gain	(.19)	(.28)	(.04)	(.20)	(.14)	(.16)
Total distributions	(.19)	(.47)	(.27)	(.40)B	(.34)C	(.37)
Net asset value, end of period	$13.01	$12.31	$12.15	$12.45	$12.30	$11.15
Total ReturnD,E,F	7.34%	5.45%	(.29)%	4.53%	13.49%	11.78%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.49%J	1.51%	1.84%	1.67%	1.83%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$20,263	$19,569	$31,048	$43,381	$44,430	$27,416
Portfolio turnover rateG	24%J	23%	19%	19%	19%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.40 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.196 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.139 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2010 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$12.14	$12.43	$12.29	$11.14	$10.30
Income from Investment Operations
Net investment income (loss)A	.02	.17	.22	.20	.20	.22
Net realized and unrealized gain (loss)	.85	.45	(.26)	.33	1.28	.98
Total from investment operations	.87	.62	(.04)	.53	1.48	1.20
Distributions from net investment income	–	(.18)	(.22)	(.19)	(.19)	(.20)
Distributions from net realized gain	(.19)	(.28)	(.04)	(.20)	(.14)	(.16)
Total distributions	(.19)	(.46)	(.25)B	(.39)	(.33)	(.36)
Net asset value, end of period	$12.98	$12.30	$12.14	$12.43	$12.29	$11.14
Total ReturnC,D,E	7.18%	5.36%	(.31)%	4.35%	13.39%	11.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.39%H	1.41%	1.74%	1.57%	1.73%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$26,013	$25,360	$23,770	$28,049	$27,143	$23,896
Portfolio turnover rateF	24%H	23%	19%	19%	19%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.036 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2010 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$12.08	$12.38	$12.24	$11.10	$10.26
Income from Investment Operations
Net investment income (loss)A	.02	.15	.20	.18	.19	.20
Net realized and unrealized gain (loss)	.84	.45	(.26)	.33	1.27	.98
Total from investment operations	.86	.60	(.06)	.51	1.46	1.18
Distributions from net investment income	–	(.16)	(.20)	(.18)	(.18)	(.19)
Distributions from net realized gain	(.19)	(.28)	(.04)	(.20)	(.14)	(.16)
Total distributions	(.19)	(.44)	(.24)	(.37)B	(.32)	(.34)C
Net asset value, end of period	$12.91	$12.24	$12.08	$12.38	$12.24	$11.10
Total ReturnD,E,F	7.13%	5.23%	(.53)%	4.21%	13.20%	11.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.24%I	1.26%	1.59%	1.42%	1.58%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$262,937	$251,795	$237,969	$224,300	$209,377	$167,502
Portfolio turnover rateG	24%I	23%	19%	19%	19%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.196 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.157 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	29.5	27.8
VIP Government Money Market Portfolio Initial Class 0.73%	14.5	12.1
VIP Overseas Portfolio Initial Class	13.0	12.5
VIP Emerging Markets Portfolio Initial Class	7.2	7.0
VIP Growth & Income Portfolio Initial Class	7.1	7.8
VIP Equity-Income Portfolio Initial Class	6.2	6.8
VIP Growth Portfolio Initial Class	6.0	6.5
VIP Contrafund Portfolio Initial Class	5.9	6.4
VIP Value Portfolio Initial Class	4.6	5.0
VIP Value Strategies Portfolio Initial Class	2.3	2.4
	96.3	94.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.8%
International Equity Funds	20.2%
Bond Funds	31.5%
Short-Term Funds	14.5%

Six months ago
Domestic Equity Funds	36.8%
International Equity Funds	19.5%
Bond Funds	31.6%
Short-Term Funds	12.1%

VIP Freedom 2015 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	165,326	$5,882,295
VIP Equity-Income Portfolio Initial Class (a)	276,098	6,220,495
VIP Growth & Income Portfolio Initial Class (a)	339,815	7,115,734
VIP Growth Portfolio Initial Class (a)	89,097	5,960,564
VIP Mid Cap Portfolio Initial Class (a)	48,725	1,731,214
VIP Value Portfolio Initial Class (a)	290,847	4,569,200
VIP Value Strategies Portfolio Initial Class (a)	161,550	2,240,701
TOTAL DOMESTIC EQUITY FUNDS
(Cost $20,559,278)		33,720,203

International Equity Funds - 20.2%
VIP Emerging Markets Portfolio Initial Class (a)	694,359	7,221,339
VIP Overseas Portfolio Initial Class (a)	610,295	12,926,041
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,348,134)		20,147,380

Bond Funds - 31.5%
VIP High Income Portfolio Initial Class (a)	355,576	1,987,668
VIP Investment Grade Bond Portfolio Initial Class (a)	2,292,114	29,476,578
TOTAL BOND FUNDS
(Cost $30,327,049)		31,464,246

Short-Term Funds - 14.5%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $14,438,860)	14,438,860	14,438,860
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $80,673,321)		99,770,689
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,931)
NET ASSETS - 100%		$99,758,758

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$6,252,763	$694,503	$1,512,133	$13,688	$5,882,295
VIP Emerging Markets Portfolio Initial Class	6,851,332	505,944	1,732,992	12,407	7,221,339
VIP Equity-Income Portfolio Initial Class	6,631,904	582,254	1,160,191	8,830	6,220,495
VIP Government Money Market Portfolio Initial Class 0.73%	11,773,611	4,312,620	1,647,371	33,975	14,438,860
VIP Growth & Income Portfolio Initial Class	7,566,308	672,373	1,412,841	7,575	7,115,734
VIP Growth Portfolio Initial Class	6,275,522	878,059	1,991,267	8,542	5,960,564
VIP High Income Portfolio Initial Class	3,741,047	253,154	2,123,252	21,044	1,987,668
VIP Investment Grade Bond Portfolio Initial Class	27,074,071	5,301,910	3,389,708	105,892	29,476,578
VIP Mid Cap Portfolio Initial Class	1,804,423	204,149	357,700	2,678	1,731,214
VIP Overseas Portfolio Initial Class	12,128,323	855,670	2,277,436	2,748	12,926,041
VIP Value Portfolio Initial Class	4,888,344	357,659	989,332	10,368	4,569,200
VIP Value Strategies Portfolio Initial Class	2,365,472	660,684	511,037	6,355	2,240,701
Total	$97,353,120	$15,278,979	$19,105,260	$234,102	$99,770,689

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $80,673,321) — See accompanying schedule		$99,770,689
Cash		9
Receivable for investments sold		1,423,849
Receivable for fund shares sold		53,814
Total assets		101,248,361
Liabilities
Payable for investments purchased	$1,110,125
Payable for fund shares redeemed	367,570
Distribution and service plan fees payable	11,908
Total liabilities		1,489,603
Net Assets		$99,758,758
Net Assets consist of:
Paid in capital		$78,456,561
Undistributed net investment income		161,841
Accumulated undistributed net realized gain (loss) on investments		2,042,988
Net unrealized appreciation (depreciation) on investments		19,097,368
Net Assets		$99,758,758
Initial Class:
Net Asset Value, offering price and redemption price per share ($33,321,198 ÷ 2,534,087 shares)		$13.15
Service Class:
Net Asset Value, offering price and redemption price per share ($16,576,801 ÷ 1,263,397 shares)		$13.12
Service Class 2:
Net Asset Value, offering price and redemption price per share ($49,860,759 ÷ 3,815,253 shares)		$13.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$234,102
Expenses
Distribution and service plan fees	$72,261
Independent trustees' fees and expenses	188
Total expenses before reductions	72,449
Expense reductions	(188)	72,261
Net investment income (loss)		161,841
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	866,113
Capital gain distributions from underlying funds	1,584,146
Total net realized gain (loss)		2,450,259
Change in net unrealized appreciation (depreciation) on underlying funds		5,377,731
Net gain (loss)		7,827,990
Net increase (decrease) in net assets resulting from operations		$7,989,831

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,841	$1,336,583
Net realized gain (loss)	2,450,259	2,355,696
Change in net unrealized appreciation (depreciation)	5,377,731	1,743,694
Net increase (decrease) in net assets resulting from operations	7,989,831	5,435,973
Distributions to shareholders from net investment income	–	(1,338,790)
Distributions to shareholders from net realized gain	(2,043,773)	(2,940,157)
Total distributions	(2,043,773)	(4,278,947)
Share transactions - net increase (decrease)	(3,528,819)	(13,223,604)
Total increase (decrease) in net assets	2,417,239	(12,066,578)
Net Assets
Beginning of period	97,341,519	109,408,097
End of period	$99,758,758	$97,341,519
Other Information
Undistributed net investment income end of period	$161,841	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2015 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$12.24	$12.58	$12.43	$11.22	$10.38
Income from Investment Operations
Net investment income (loss)A	.03	.18	.23	.21	.21	.22
Net realized and unrealized gain (loss)	.99	.50	(.27)	.37	1.39	1.04
Total from investment operations	1.02	.68	(.04)	.58	1.60	1.26
Distributions from net investment income	–	(.19)	(.24)	(.21)	(.22)	(.23)
Distributions from net realized gain	(.26)	(.34)	(.07)	(.22)	(.18)	(.20)
Total distributions	(.26)	(.53)	(.30)B	(.43)	(.39)C	(.42)D
Net asset value, end of period	$13.15	$12.39	$12.24	$12.58	$12.43	$11.22
Total ReturnE,F,G	8.32%	5.91%	(.33)%	4.70%	14.41%	12.23%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K	-%	-%	-%	-%	-%
Expenses net of all reductions	- %K	-%	-%	-%	-%	-%
Net investment income (loss)	.46%K	1.46%	1.82%	1.68%	1.79%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$33,321	$32,720	$35,352	$39,455	$41,070	$36,449
Portfolio turnover rateH	30%K	24%	27%	29%	29%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.175 per share.

 D Total distributions of $.42 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.195 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2015 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$12.22	$12.56	$12.41	$11.21	$10.37
Income from Investment Operations
Net investment income (loss)A	.02	.17	.22	.20	.20	.21
Net realized and unrealized gain (loss)	.99	.50	(.27)	.37	1.38	1.04
Total from investment operations	1.01	.67	(.05)	.57	1.58	1.25
Distributions from net investment income	–	(.18)	(.22)	(.20)	(.21)	(.22)
Distributions from net realized gain	(.26)	(.34)	(.07)	(.22)	(.18)	(.20)
Total distributions	(.26)	(.52)	(.29)	(.42)	(.38)B	(.41)C
Net asset value, end of period	$13.12	$12.37	$12.22	$12.56	$12.41	$11.21
Total ReturnD,E,F	8.25%	5.81%	(.44)%	4.63%	14.24%	12.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.36%I	1.36%	1.72%	1.58%	1.69%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$16,577	$14,384	$16,378	$15,842	$10,762	$6,600
Portfolio turnover rateG	30%I	24%	27%	29%	29%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.175 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.195 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2015 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$12.19	$12.52	$12.37	$11.17	$10.34
Income from Investment Operations
Net investment income (loss)A	.01	.15	.20	.18	.18	.19
Net realized and unrealized gain (loss)	.99	.49	(.26)	.37	1.38	1.03
Total from investment operations	1.00	.64	(.06)	.55	1.56	1.22
Distributions from net investment income	–	(.16)	(.20)	(.18)	(.19)	(.20)
Distributions from net realized gain	(.26)	(.34)	(.07)	(.22)	(.18)	(.20)
Total distributions	(.26)	(.50)	(.27)	(.40)	(.36)B	(.39)C
Net asset value, end of period	$13.07	$12.33	$12.19	$12.52	$12.37	$11.17
Total ReturnD,E,F	8.20%	5.58%	(.51)%	4.45%	14.10%	11.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.21%I	1.21%	1.57%	1.43%	1.54%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$49,861	$50,238	$57,679	$63,321	$62,652	$60,594
Portfolio turnover rateG	30%I	24%	27%	29%	29%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.175 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.195 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	27.0	25.4
VIP Overseas Portfolio Initial Class	14.4	13.8
VIP Government Money Market Portfolio Initial Class 0.73%	10.5	8.4
VIP Growth & Income Portfolio Initial Class	8.1	8.7
VIP Emerging Markets Portfolio Initial Class	7.7	7.5
VIP Equity-Income Portfolio Initial Class	7.1	7.6
VIP Growth Portfolio Initial Class	6.8	7.2
VIP Contrafund Portfolio Initial Class	6.7	7.2
VIP Value Portfolio Initial Class	5.2	5.6
VIP Value Strategies Portfolio Initial Class	2.5	2.7
	96.0	94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.4%
International Equity Funds	22.1%
Bond Funds	29.0%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	41.1%
International Equity Funds	21.3%
Bond Funds	29.2%
Short-Term Funds	8.4%

VIP Freedom 2020 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,403,432	$49,934,093
VIP Equity-Income Portfolio Initial Class (a)	2,343,719	52,803,991
VIP Growth & Income Portfolio Initial Class (a)	2,884,792	60,407,537
VIP Growth Portfolio Initial Class (a)	756,411	50,603,871
VIP Mid Cap Portfolio Initial Class (a)	412,837	14,668,086
VIP Value Portfolio Initial Class (a)	2,468,246	38,776,144
VIP Value Strategies Portfolio Initial Class (a)	1,369,561	18,995,814
TOTAL DOMESTIC EQUITY FUNDS
(Cost $182,886,249)		286,189,536

International Equity Funds - 22.1%
VIP Emerging Markets Portfolio Initial Class (a)	5,535,420	57,568,365
VIP Overseas Portfolio Initial Class (a)	5,060,659	107,184,762
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $126,958,084)		164,753,127

Bond Funds - 29.0%
VIP High Income Portfolio Initial Class (a)	2,656,036	14,847,240
VIP Investment Grade Bond Portfolio Initial Class (a)	15,644,266	201,185,261
TOTAL BOND FUNDS
(Cost $213,789,930)		216,032,501

Short-Term Funds - 10.5%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $78,632,075)	78,632,075	78,632,075
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $602,266,338)		745,607,239
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125,382)
NET ASSETS - 100%		$745,481,857

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$50,522,292	$3,612,975	$7,851,977	$108,743	$49,934,093
VIP Emerging Markets Portfolio Initial Class	52,720,468	1,793,113	9,259,906	93,830	57,568,365
VIP Equity-Income Portfolio Initial Class	53,584,365	2,937,794	5,087,887	70,152	52,803,991
VIP Government Money Market Portfolio Initial Class 0.73%	59,013,292	23,842,394	4,223,611	178,737	78,632,075
VIP Growth & Income Portfolio Initial Class	61,133,655	3,201,844	6,315,398	60,183	60,407,537
VIP Growth Portfolio Initial Class	50,713,672	5,027,713	11,671,897	67,848	50,603,871
VIP High Income Portfolio Initial Class	27,036,089	860,105	13,891,471	149,526	14,847,240
VIP Investment Grade Bond Portfolio Initial Class	178,808,371	30,118,581	11,012,789	687,355	201,185,261
VIP Mid Cap Portfolio Initial Class	14,580,493	1,072,535	1,658,078	21,278	14,668,086
VIP Overseas Portfolio Initial Class	97,327,014	3,073,154	11,129,418	21,683	107,184,762
VIP Value Portfolio Initial Class	39,495,435	1,514,164	4,787,836	82,390	38,776,144
VIP Value Strategies Portfolio Initial Class	19,112,933	4,556,814	2,534,031	50,491	18,995,814
Total	$704,048,079	$81,611,186	$89,424,299	$1,592,216	$745,607,239

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $602,266,338) — See accompanying schedule		$745,607,239
Cash		1
Receivable for investments sold		8,252,986
Receivable for fund shares sold		1,474,427
Total assets		755,334,653
Liabilities
Payable for investments purchased	$9,556,120
Payable for fund shares redeemed	171,401
Distribution and service plan fees payable	125,275
Total liabilities		9,852,796
Net Assets		$745,481,857
Net Assets consist of:
Paid in capital		$587,201,763
Undistributed net investment income		852,743
Accumulated undistributed net realized gain (loss) on investments		14,086,450
Net unrealized appreciation (depreciation) on investments		143,340,901
Net Assets		$745,481,857
Initial Class:
Net Asset Value, offering price and redemption price per share ($71,545,213 ÷ 5,334,810 shares)		$13.41
Service Class:
Net Asset Value, offering price and redemption price per share ($127,278,974 ÷ 9,520,404 shares)		$13.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($546,657,670 ÷ 41,052,068 shares)		$13.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$1,592,216
Expenses
Distribution and service plan fees	$739,473
Independent trustees' fees and expenses	1,359
Total expenses before reductions	740,832
Expense reductions	(1,359)	739,473
Net investment income (loss)		852,743
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,250,497
Capital gain distributions from underlying funds	12,406,466
Total net realized gain (loss)		16,656,963
Change in net unrealized appreciation (depreciation) on underlying funds		45,121,771
Net gain (loss)		61,778,734
Net increase (decrease) in net assets resulting from operations		$62,631,477

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$852,743	$9,290,110
Net realized gain (loss)	16,656,963	16,469,850
Change in net unrealized appreciation (depreciation)	45,121,771	14,992,190
Net increase (decrease) in net assets resulting from operations	62,631,477	40,752,150
Distributions to shareholders from net investment income	–	(9,284,759)
Distributions to shareholders from net realized gain	(15,307,077)	(22,826,036)
Total distributions	(15,307,077)	(32,110,795)
Share transactions - net increase (decrease)	(5,771,221)	(35,758,845)
Total increase (decrease) in net assets	41,553,179	(27,117,490)
Net Assets
Beginning of period	703,928,678	731,046,168
End of period	$745,481,857	$703,928,678
Other Information
Undistributed net investment income end of period	$852,743	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2020 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.56	$12.44	$12.77	$12.61	$11.21	$10.21
Income from Investment Operations
Net investment income (loss)A	.03	.18	.24	.22	.22	.24
Net realized and unrealized gain (loss)	1.09	.53	(.27)	.38	1.56	1.12
Total from investment operations	1.12	.71	(.03)	.60	1.78	1.36
Distributions from net investment income	–	(.19)	(.24)	(.22)	(.22)	(.23)
Distributions from net realized gain	(.27)	(.39)	(.06)	(.23)	(.16)	(.13)
Total distributions	(.27)	(.59)B	(.30)	(.44)C	(.38)	(.36)
Net asset value, end of period	$13.41	$12.56	$12.44	$12.77	$12.61	$11.21
Total ReturnD,E,F	9.07%	6.12%	(.27)%	4.82%	16.01%	13.38%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.43%J	1.50%	1.84%	1.70%	1.84%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$71,545	$63,131	$87,496	$101,533	$91,328	$58,113
Portfolio turnover rateG	22%J	19%	17%	15%	20%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.393 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.227 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2020 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$12.41	$12.74	$12.59	$11.19	$10.20
Income from Investment Operations
Net investment income (loss)A	.02	.17	.23	.20	.21	.23
Net realized and unrealized gain (loss)	1.09	.53	(.27)	.38	1.56	1.11
Total from investment operations	1.11	.70	(.04)	.58	1.77	1.34
Distributions from net investment income	–	(.18)	(.23)	(.21)	(.21)	(.22)
Distributions from net realized gain	(.27)	(.39)	(.06)	(.23)	(.16)	(.13)
Total distributions	(.27)	(.58)B	(.29)	(.43)C	(.37)	(.35)
Net asset value, end of period	$13.37	$12.53	$12.41	$12.74	$12.59	$11.19
Total ReturnD,E,F	9.02%	6.04%	(.37)%	4.66%	15.95%	13.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.33%I	1.40%	1.74%	1.60%	1.74%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$127,279	$109,279	$94,022	$76,679	$65,867	$45,779
Portfolio turnover rateG	22%I	19%	17%	15%	20%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.393 per share.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.227 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2020 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.38	$12.70	$12.54	$11.16	$10.17
Income from Investment Operations
Net investment income (loss)A	.01	.15	.21	.18	.19	.21
Net realized and unrealized gain (loss)	1.09	.51	(.27)	.39	1.54	1.11
Total from investment operations	1.10	.66	(.06)	.57	1.73	1.32
Distributions from net investment income	–	(.16)	(.21)	(.18)	(.19)	(.20)
Distributions from net realized gain	(.27)	(.39)	(.06)	(.23)	(.16)	(.13)
Total distributions	(.27)	(.55)	(.26)B	(.41)	(.35)	(.33)
Net asset value, end of period	$13.32	$12.49	$12.38	$12.70	$12.54	$11.16
Total ReturnC,D,E	8.96%	5.80%	(.46)%	4.60%	15.63%	13.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.18%H	1.25%	1.59%	1.45%	1.59%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$546,658	$531,518	$549,528	$583,496	$582,722	$520,011
Portfolio turnover rateF	22%H	19%	17%	15%	20%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.056 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	23.6	22.0
VIP Overseas Portfolio Initial Class	15.7	15.2
VIP Growth & Income Portfolio Initial Class	9.0	9.5
VIP Emerging Markets Portfolio Initial Class	8.2	7.9
VIP Government Money Market Portfolio Initial Class 0.73%	8.1	5.9
VIP Equity-Income Portfolio Initial Class	7.8	8.3
VIP Growth Portfolio Initial Class	7.5	7.9
VIP Contrafund Portfolio Initial Class	7.4	7.9
VIP Value Portfolio Initial Class	5.8	6.2
VIP Value Strategies Portfolio Initial Class	2.8	3.0
	95.9	93.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.5%
International Equity Funds	23.8%
Bond Funds	25.6%
Short-Term Funds	8.1%

Six months ago
Domestic Equity Funds	45.1%
International Equity Funds	23.1%
Bond Funds	25.9%
Short-Term Funds	5.9%

VIP Freedom 2025 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	322,179	$11,463,112
VIP Equity-Income Portfolio Initial Class (a)	538,038	12,121,996
VIP Growth & Income Portfolio Initial Class (a)	662,262	13,867,758
VIP Growth Portfolio Initial Class (a)	173,648	11,617,044
VIP Mid Cap Portfolio Initial Class (a)	94,723	3,365,502
VIP Value Portfolio Initial Class (a)	566,583	8,901,025
VIP Value Strategies Portfolio Initial Class (a)	314,291	4,359,211
TOTAL DOMESTIC EQUITY FUNDS
(Cost $49,802,457)		65,695,648

International Equity Funds - 23.8%
VIP Emerging Markets Portfolio Initial Class (a)	1,214,511	12,630,915
VIP Overseas Portfolio Initial Class (a)	1,146,568	24,284,302
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $29,947,507)		36,915,217

Bond Funds - 25.6%
VIP High Income Portfolio Initial Class (a)	550,949	3,079,804
VIP Investment Grade Bond Portfolio Initial Class (a)	2,841,589	36,542,840
TOTAL BOND FUNDS
(Cost $39,368,183)		39,622,644

Short-Term Funds - 8.1%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $12,494,231)	12,494,231	12,494,231
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $131,612,378)		154,727,740
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,961)
NET ASSETS - 100%		$154,709,779

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$10,694,628	$1,950,534	$1,986,655	$23,722	$11,463,112
VIP Emerging Markets Portfolio Initial Class	10,724,603	1,573,273	2,287,551	19,674	12,630,915
VIP Equity-Income Portfolio Initial Class	11,339,849	1,938,855	1,455,342	15,301	12,121,996
VIP Government Money Market Portfolio Initial Class 0.73%	8,029,237	5,487,242	1,022,248	27,439	12,494,231
VIP Growth & Income Portfolio Initial Class	12,937,445	2,138,297	1,732,361	13,126	13,867,758
VIP Growth Portfolio Initial Class	10,740,465	2,285,851	2,856,845	14,810	11,617,044
VIP High Income Portfolio Initial Class	5,202,667	612,024	2,902,675	29,659	3,079,804
VIP Investment Grade Bond Portfolio Initial Class	29,846,209	9,147,203	3,027,451	118,344	36,542,840
VIP Mid Cap Portfolio Initial Class	3,086,927	574,937	445,368	4,644	3,365,502
VIP Overseas Portfolio Initial Class	20,582,747	2,912,496	3,188,405	4,725	24,284,302
VIP Value Portfolio Initial Class	8,358,436	1,244,121	1,264,122	17,967	8,901,025
VIP Value Strategies Portfolio Initial Class	4,045,932	1,435,048	657,782	11,013	4,359,211
Total	$135,589,145	$31,299,881	$22,826,805	$300,424	$154,727,740

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $131,612,378) — See accompanying schedule		$154,727,740
Cash		2
Receivable for investments sold		1,912,162
Receivable for fund shares sold		49,229
Total assets		156,689,133
Liabilities
Payable for investments purchased	$1,709,572
Payable for fund shares redeemed	251,822
Distribution and service plan fees payable	17,960
Total liabilities		1,979,354
Net Assets		$154,709,779
Net Assets consist of:
Paid in capital		$129,391,812
Undistributed net investment income		195,356
Accumulated undistributed net realized gain (loss) on investments		2,007,249
Net unrealized appreciation (depreciation) on investments		23,115,362
Net Assets		$154,709,779
Initial Class:
Net Asset Value, offering price and redemption price per share ($33,558,106 ÷ 2,408,835 shares)		$13.93
Service Class:
Net Asset Value, offering price and redemption price per share ($59,517,074 ÷ 4,284,043 shares)		$13.89
Service Class 2:
Net Asset Value, offering price and redemption price per share ($61,634,599 ÷ 4,460,268 shares)		$13.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$300,424
Expenses
Distribution and service plan fees	$105,068
Independent trustees' fees and expenses	272
Total expenses before reductions	105,340
Expense reductions	(272)	105,068
Net investment income (loss)		195,356
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	216,429
Capital gain distributions from underlying funds	2,670,058
Total net realized gain (loss)		2,886,487
Change in net unrealized appreciation (depreciation) on underlying funds		10,449,081
Net gain (loss)		13,335,568
Net increase (decrease) in net assets resulting from operations		$13,530,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$195,356	$1,855,371
Net realized gain (loss)	2,886,487	2,809,972
Change in net unrealized appreciation (depreciation)	10,449,081	3,009,705
Net increase (decrease) in net assets resulting from operations	13,530,924	7,675,048
Distributions to shareholders from net investment income	–	(1,853,875)
Distributions to shareholders from net realized gain	(2,868,615)	(3,655,485)
Total distributions	(2,868,615)	(5,509,360)
Share transactions - net increase (decrease)	8,474,552	19,256,705
Total increase (decrease) in net assets	19,136,861	21,422,393
Net Assets
Beginning of period	135,572,918	114,150,525
End of period	$154,709,779	$135,572,918
Other Information
Undistributed net investment income end of period	$195,356	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2025 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$12.82	$13.16	$12.99	$11.20	$10.02
Income from Investment Operations
Net investment income (loss)A	.03	.21	.26	.24	.25	.24
Net realized and unrealized gain (loss)	1.22	.52	(.28)	.41	1.97	1.27
Total from investment operations	1.25	.73	(.02)	.65	2.22	1.51
Distributions from net investment income	–	(.20)	(.25)	(.22)	(.23)	(.21)
Distributions from net realized gain	(.27)	(.41)	(.07)	(.26)	(.20)	(.12)
Total distributions	(.27)	(.60)B	(.32)	(.48)	(.43)	(.33)
Net asset value, end of period	$13.93	$12.95	$12.82	$13.16	$12.99	$11.20
Total ReturnC,D,E	9.76%	6.18%	(.18)%	5.06%	19.95%	15.11%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.40%I	1.65%	1.91%	1.78%	2.03%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$33,558	$27,359	$25,152	$26,137	$24,548	$17,792
Portfolio turnover rateF	31%I	24%	20%	29%	30%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.405 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2025 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.92	$12.79	$13.14	$12.97	$11.18	$10.01
Income from Investment Operations
Net investment income (loss)A	.02	.20	.24	.22	.23	.22
Net realized and unrealized gain (loss)	1.22	.52	(.28)	.42	1.98	1.27
Total from investment operations	1.24	.72	(.04)	.64	2.21	1.49
Distributions from net investment income	–	(.19)	(.23)	(.21)	(.22)	(.20)
Distributions from net realized gain	(.27)	(.41)	(.07)	(.26)	(.20)	(.12)
Total distributions	(.27)	(.59)B	(.31)C	(.47)	(.42)	(.32)
Net asset value, end of period	$13.89	$12.92	$12.79	$13.14	$12.97	$11.18
Total ReturnD,E,F	9.70%	6.11%	(.36)%	4.98%	19.89%	14.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.30%I	1.55%	1.81%	1.68%	1.93%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$59,517	$48,319	$36,677	$30,291	$21,780	$16,558
Portfolio turnover rateG	31%I	24%	20%	29%	30%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.405 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.072 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2025 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.87	$12.74	$13.09	$12.92	$11.14	$9.97
Income from Investment Operations
Net investment income (loss)A	.01	.18	.22	.20	.22	.21
Net realized and unrealized gain (loss)	1.21	.52	(.28)	.42	1.96	1.26
Total from investment operations	1.22	.70	(.06)	.62	2.18	1.47
Distributions from net investment income	–	(.17)	(.22)	(.19)	(.20)	(.18)
Distributions from net realized gain	(.27)	(.41)	(.07)	(.26)	(.20)	(.12)
Total distributions	(.27)	(.57)B	(.29)	(.45)	(.40)	(.30)
Net asset value, end of period	$13.82	$12.87	$12.74	$13.09	$12.92	$11.14
Total ReturnC,D,E	9.58%	5.98%	(.50)%	4.85%	19.71%	14.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.15%H	1.40%	1.66%	1.53%	1.78%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$61,635	$59,895	$52,321	$49,366	$46,379	$33,051
Portfolio turnover rateF	31%H	24%	20%	29%	30%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.405 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	18.8	18.5
VIP Investment Grade Bond Portfolio Initial Class	15.5	12.6
VIP Growth & Income Portfolio Initial Class	11.0	11.7
VIP Equity-Income Portfolio Initial Class	9.6	10.2
VIP Emerging Markets Portfolio Initial Class	9.2	9.0
VIP Growth Portfolio Initial Class	9.2	9.7
VIP Contrafund Portfolio Initial Class	9.1	9.7
VIP Value Portfolio Initial Class	7.0	7.5
VIP Value Strategies Portfolio Initial Class	3.4	3.7
VIP Mid Cap Portfolio Initial Class	2.6	2.8
	95.4	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.9%
International Equity Funds	28.0%
Bond Funds	17.5%
Short-Term Funds	2.6%

Six months ago
Domestic Equity Funds	55.3%
International Equity Funds	27.5%
Bond Funds	16.4%
Short-Term Funds	0.8%

VIP Freedom 2030 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	751,473	$26,737,414
VIP Equity-Income Portfolio Initial Class (a)	1,255,002	28,275,204
VIP Growth & Income Portfolio Initial Class (a)	1,544,953	32,351,313
VIP Growth Portfolio Initial Class (a)	405,053	27,098,061
VIP Mid Cap Portfolio Initial Class (a)	220,313	7,827,716
VIP Value Portfolio Initial Class (a)	1,321,055	20,753,772
VIP Value Strategies Portfolio Initial Class (a)	731,653	10,148,021
TOTAL DOMESTIC EQUITY FUNDS
(Cost $113,227,007)		153,191,501

International Equity Funds - 28.0%
VIP Emerging Markets Portfolio Initial Class (a)	2,614,404	27,189,805
VIP Overseas Portfolio Initial Class (a)	2,615,361	55,393,346
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $66,421,171)		82,583,151

Bond Funds - 17.5%
VIP High Income Portfolio Initial Class (a)	1,050,358	5,871,501
VIP Investment Grade Bond Portfolio Initial Class (a)	3,576,033	45,987,783
TOTAL BOND FUNDS
(Cost $51,401,057)		51,859,284

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $7,627,510)	7,627,510	7,627,510
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $238,676,745)		295,261,446
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,322)
NET ASSETS - 100%		$295,225,124

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$25,204,207	$3,398,587	$3,732,996	$54,492	$26,737,414
VIP Emerging Markets Portfolio Initial Class	23,398,414	2,324,166	4,131,311	41,819	27,189,805
VIP Equity-Income Portfolio Initial Class	26,731,774	3,480,713	2,639,454	35,159	28,275,204
VIP Government Money Market Portfolio Initial Class 0.73%	2,064,694	5,931,800	368,984	14,941	7,627,510
VIP Growth & Income Portfolio Initial Class	30,497,948	3,799,685	3,175,003	30,162	32,351,313
VIP Growth Portfolio Initial Class	25,300,570	4,143,670	5,695,493	33,998	27,098,061
VIP High Income Portfolio Initial Class	10,002,566	808,891	5,256,912	55,570	5,871,501
VIP Investment Grade Bond Portfolio Initial Class	32,920,874	15,199,368	2,793,707	127,141	45,987,783
VIP Mid Cap Portfolio Initial Class	7,274,102	1,029,324	825,258	10,664	7,827,716
VIP Overseas Portfolio Initial Class	48,363,345	4,588,182	6,634,159	10,823	55,393,346
VIP Value Portfolio Initial Class	19,702,852	2,143,231	2,399,858	41,289	20,753,772
VIP Value Strategies Portfolio Initial Class	9,534,740	2,933,140	1,262,507	25,301	10,148,021
Total	$260,996,086	$49,780,757	$38,915,642	$481,359	$295,261,446

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $238,676,745) — See accompanying schedule		$295,261,446
Cash		1
Receivable for investments sold		3,739,252
Receivable for fund shares sold		242,664
Total assets		299,243,363
Liabilities
Payable for investments purchased	$3,638,515
Payable for fund shares redeemed	343,404
Distribution and service plan fees payable	36,320
Total liabilities		4,018,239
Net Assets		$295,225,124
Net Assets consist of:
Paid in capital		$234,712,771
Undistributed net investment income		269,664
Accumulated undistributed net realized gain (loss) on investments		3,657,988
Net unrealized appreciation (depreciation) on investments		56,584,701
Net Assets		$295,225,124
Initial Class:
Net Asset Value, offering price and redemption price per share ($68,039,752 ÷ 4,928,172 shares)		$13.81
Service Class:
Net Asset Value, offering price and redemption price per share ($88,937,525 ÷ 6,455,610 shares)		$13.78
Service Class 2:
Net Asset Value, offering price and redemption price per share ($138,247,847 ÷ 10,076,095 shares)		$13.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$481,359
Expenses
Distribution and service plan fees	$211,695
Independent trustees' fees and expenses	515
Total expenses before reductions	212,210
Expense reductions	(515)	211,695
Net investment income (loss)		269,664
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	334,254
Capital gain distributions from underlying funds	5,964,308
Total net realized gain (loss)		6,298,562
Change in net unrealized appreciation (depreciation) on underlying funds		23,065,987
Net gain (loss)		29,364,549
Net increase (decrease) in net assets resulting from operations		$29,634,213

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$269,664	$3,357,939
Net realized gain (loss)	6,298,562	7,020,803
Change in net unrealized appreciation (depreciation)	23,065,987	6,366,214
Net increase (decrease) in net assets resulting from operations	29,634,213	16,744,956
Distributions to shareholders from net investment income	–	(3,361,127)
Distributions to shareholders from net realized gain	(7,406,985)	(10,242,697)
Total distributions	(7,406,985)	(13,603,824)
Share transactions - net increase (decrease)	12,035,471	(3,913,592)
Total increase (decrease) in net assets	34,262,699	(772,460)
Net Assets
Beginning of period	260,962,425	261,734,885
End of period	$295,225,124	$260,962,425
Other Information
Undistributed net investment income end of period	$269,664	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2030 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$12.68	$13.01	$12.84	$10.88	$9.70
Income from Investment Operations
Net investment income (loss)A	.02	.18	.22	.22	.22	.25
Net realized and unrealized gain (loss)	1.40	.57	(.25)	.41	2.12	1.26
Total from investment operations	1.42	.75	(.03)	.63	2.34	1.51
Distributions from net investment income	–	(.19)	(.23)	(.21)	(.21)	(.23)
Distributions from net realized gain	(.36)	(.49)	(.07)	(.25)	(.17)	(.10)
Total distributions	(.36)	(.68)	(.30)	(.46)	(.38)	(.33)
Net asset value, end of period	$13.81	$12.75	$12.68	$13.01	$12.84	$10.88
Total ReturnB,C,D	11.36%	6.61%	(.24)%	4.96%	21.66%	15.58%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.34%H	1.42%	1.66%	1.70%	1.88%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$68,040	$57,779	$68,661	$72,243	$64,173	$39,111
Portfolio turnover rateE	28%H	25%	26%	18%	30%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2030 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.73	$12.66	$12.99	$12.82	$10.87	$9.69
Income from Investment Operations
Net investment income (loss)A	.02	.16	.21	.21	.21	.24
Net realized and unrealized gain (loss)	1.39	.58	(.25)	.41	2.11	1.26
Total from investment operations	1.41	.74	(.04)	.62	2.32	1.50
Distributions from net investment income	–	(.17)	(.22)	(.19)	(.20)	(.22)
Distributions from net realized gain	(.36)	(.49)	(.07)	(.25)	(.17)	(.10)
Total distributions	(.36)	(.67)B	(.29)	(.45)C	(.37)	(.32)
Net asset value, end of period	$13.78	$12.73	$12.66	$12.99	$12.82	$10.87
Total ReturnD,E,F	11.30%	6.52%	(.34)%	4.86%	21.50%	15.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.24%I	1.32%	1.56%	1.60%	1.78%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$88,938	$70,501	$59,096	$53,484	$46,868	$32,295
Portfolio turnover rateG	28%I	25%	26%	18%	30%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.254 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2030 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.62	$12.95	$12.78	$10.83	$9.67
Income from Investment Operations
Net investment income (loss)A	.01	.14	.19	.19	.19	.23
Net realized and unrealized gain (loss)	1.38	.58	(.25)	.41	2.11	1.23
Total from investment operations	1.39	.72	(.06)	.60	2.30	1.46
Distributions from net investment income	–	(.15)	(.20)	(.18)	(.18)	(.21)
Distributions from net realized gain	(.36)	(.49)	(.07)	(.25)	(.17)	(.10)
Total distributions	(.36)	(.65)B	(.27)	(.43)	(.35)	(.30)C
Net asset value, end of period	$13.72	$12.69	$12.62	$12.95	$12.78	$10.83
Total ReturnD,E,F	11.17%	6.37%	(.53)%	4.74%	21.41%	15.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.09%I	1.17%	1.41%	1.45%	1.63%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$138,248	$132,682	$133,978	$151,268	$131,930	$94,419
Portfolio turnover rateG	28%I	25%	26%	18%	30%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.096 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	21.3	20.9
VIP Growth & Income Portfolio Initial Class	12.6	13.2
VIP Equity-Income Portfolio Initial Class	11.0	11.6
VIP Growth Portfolio Initial Class	10.6	11.0
VIP Contrafund Portfolio Initial Class	10.4	10.9
VIP Emerging Markets Portfolio Initial Class	10.0	9.7
VIP Value Portfolio Initial Class	8.1	8.5
VIP Investment Grade Bond Portfolio Initial Class	4.4	2.3
VIP Value Strategies Portfolio Initial Class	4.0	4.1
VIP Mid Cap Portfolio Initial Class	3.0	3.2
	95.4	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	59.7%
International Equity Funds	31.3%
Bond Funds	6.4%
Short-Term Funds	2.6%

Six months ago
Domestic Equity Funds	62.5%
International Equity Funds	30.6%
Bond Funds	6.1%
Short-Term Funds	0.8%

VIP Freedom 2035 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	131,759	$4,687,986
VIP Equity-Income Portfolio Initial Class (a)	220,017	4,956,975
VIP Growth & Income Portfolio Initial Class (a)	270,835	5,671,285
VIP Growth Portfolio Initial Class (a)	71,032	4,752,043
VIP Mid Cap Portfolio Initial Class (a)	38,624	1,372,319
VIP Value Portfolio Initial Class (a)	231,596	3,638,380
VIP Value Strategies Portfolio Initial Class (a)	128,268	1,779,076
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,706,251)		26,858,064

International Equity Funds - 31.3%
VIP Emerging Markets Portfolio Initial Class (a)	431,652	4,489,181
VIP Overseas Portfolio Initial Class (a)	451,704	9,567,102
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,206,496)		14,056,283

Bond Funds - 6.4%
VIP High Income Portfolio Initial Class (a)	159,764	893,081
VIP Investment Grade Bond Portfolio Initial Class (a)	153,323	1,971,737
TOTAL BOND FUNDS
(Cost $2,807,352)		2,864,818

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $1,160,220)	1,160,220	1,160,220
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $40,880,319)		44,939,385
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,581)
NET ASSETS - 100%		$44,931,804

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$4,004,596	$913,859	$534,435	$8,797	$4,687,986
VIP Emerging Markets Portfolio Initial Class	3,541,873	696,026	615,085	6,428	4,489,181
VIP Equity-Income Portfolio Initial Class	4,245,376	1,086,150	489,067	5,674	4,956,975
VIP Government Money Market Portfolio Initial Class 0.73%	289,799	926,872	56,451	2,173	1,160,220
VIP Growth & Income Portfolio Initial Class	4,843,512	1,189,854	563,847	4,868	5,671,285
VIP Growth Portfolio Initial Class	4,023,678	1,042,596	861,428	5,493	4,752,043
VIP High Income Portfolio Initial Class	1,403,189	226,284	781,449	7,922	893,081
VIP Investment Grade Bond Portfolio Initial Class	826,788	1,223,078	97,187	3,253	1,971,737
VIP Mid Cap Portfolio Initial Class	1,156,101	313,602	155,017	1,723	1,372,319
VIP Overseas Portfolio Initial Class	7,677,049	1,470,888	1,061,849	1,745	9,567,102
VIP Value Portfolio Initial Class	3,129,086	687,442	392,180	6,663	3,638,380
VIP Value Strategies Portfolio Initial Class	1,515,148	635,482	202,219	4,086	1,779,076
Total	$36,656,195	$10,412,133	$5,810,214	$58,825	$44,939,385

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $40,880,319) — See accompanying schedule		$44,939,385
Receivable for investments sold		501,520
Receivable for fund shares sold		697,683
Total assets		46,138,588
Liabilities
Payable for investments purchased	$1,184,864
Payable for fund shares redeemed	14,335
Distribution and service plan fees payable	7,585
Total liabilities		1,206,784
Net Assets		$44,931,804
Net Assets consist of:
Paid in capital		$40,180,963
Undistributed net investment income		16,861
Accumulated undistributed net realized gain (loss) on investments		674,914
Net unrealized appreciation (depreciation) on investments		4,059,066
Net Assets		$44,931,804
Initial Class:
Net Asset Value, offering price and redemption price per share ($4,127,370 ÷ 193,726 shares)		$21.31
Service Class:
Net Asset Value, offering price and redemption price per share ($6,026,984 ÷ 283,433 shares)		$21.26
Service Class 2:
Net Asset Value, offering price and redemption price per share ($34,777,450 ÷ 1,644,195 shares)		$21.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$58,825
Expenses
Distribution and service plan fees	$41,964
Independent trustees' fees and expenses	73
Total expenses before reductions	42,037
Expense reductions	(73)	41,964
Net investment income (loss)		16,861
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	7,805
Capital gain distributions from underlying funds	943,001
Total net realized gain (loss)		950,806
Change in net unrealized appreciation (depreciation) on underlying funds		3,673,446
Net gain (loss)		4,624,252
Net increase (decrease) in net assets resulting from operations		$4,641,113

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,861	$415,410
Net realized gain (loss)	950,806	818,866
Change in net unrealized appreciation (depreciation)	3,673,446	945,659
Net increase (decrease) in net assets resulting from operations	4,641,113	2,179,935
Distributions to shareholders from net investment income	–	(416,037)
Distributions to shareholders from net realized gain	(888,620)	(791,246)
Total distributions	(888,620)	(1,207,283)
Share transactions - net increase (decrease)	4,529,362	12,117,540
Total increase (decrease) in net assets	8,281,855	13,090,192
Net Assets
Beginning of period	36,649,949	23,559,757
End of period	$44,931,804	$36,649,949
Other Information
Undistributed net investment income end of period	$16,861	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2035 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.39	$19.05	$19.52	$19.16	$15.76	$13.82
Income from Investment Operations
Net investment income (loss)A	.03	.31	.39	.39	.66	.49
Net realized and unrealized gain (loss)	2.35	.88	(.44)	.55	3.24	1.83
Total from investment operations	2.38	1.19	(.05)	.94	3.90	2.32
Distributions from net investment income	–	(.26)	(.32)	(.29)	(.29)	(.31)
Distributions from net realized gain	(.46)	(.60)	(.10)	(.29)	(.20)	(.07)
Total distributions	(.46)	(.85)B	(.42)	(.58)	(.50)C	(.38)
Net asset value, end of period	$21.31	$19.39	$19.05	$19.52	$19.16	$15.76
Total ReturnD,E,F	12.47%	6.87%	(.31)%	4.93%	24.84%	16.82%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.29%J	1.65%	1.98%	2.02%	3.72%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$4,127	$3,522	$1,545	$539	$1,054	$128
Portfolio turnover rateG	29%J	18%	22%	26%	31%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.85 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.599 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.292 and distributions from net realized gain of $.204 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2035 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.36	$19.04	$19.51	$19.15	$15.76	$13.82
Income from Investment Operations
Net investment income (loss)A	.02	.29	.37	.38	.64	.47
Net realized and unrealized gain (loss)	2.34	.87	(.44)	.55	3.24	1.84
Total from investment operations	2.36	1.16	(.07)	.93	3.88	2.31
Distributions from net investment income	–	(.24)	(.30)	(.28)	(.28)	(.30)
Distributions from net realized gain	(.46)	(.60)	(.10)	(.29)	(.20)	(.07)
Total distributions	(.46)	(.84)	(.40)	(.57)	(.49)B	(.37)
Net asset value, end of period	$21.26	$19.36	$19.04	$19.51	$19.15	$15.76
Total ReturnC,D,E	12.39%	6.70%	(.40)%	4.87%	24.72%	16.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.19%H	1.55%	1.88%	1.92%	3.62%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$6,027	$4,661	$2,010	$1,639	$289	$105
Portfolio turnover rateF	29%H	18%	22%	26%	31%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.204 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2035 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.27	$18.96	$19.43	$19.09	$15.73	$13.80
Income from Investment Operations
Net investment income (loss)A	–B	.26	.34	.34	.62	.45
Net realized and unrealized gain (loss)	2.34	.86	(.43)	.54	3.22	1.84
Total from investment operations	2.34	1.12	(.09)	.88	3.84	2.29
Distributions from net investment income	–	(.22)	(.28)	(.26)	(.27)	(.29)
Distributions from net realized gain	(.46)	(.60)	(.10)	(.29)	(.20)	(.07)
Total distributions	(.46)	(.81)C	(.38)	(.54)D	(.48)E	(.36)
Net asset value, end of period	$21.15	$19.27	$18.96	$19.43	$19.09	$15.73
Total ReturnF,G,H	12.34%	6.52%	(.51)%	4.65%	24.50%	16.61%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.04%K	1.40%	1.73%	1.77%	3.48%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$34,777	$28,467	$20,005	$13,035	$4,423	$808
Portfolio turnover rateI	29%K	18%	22%	26%	31%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.599 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.287 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.204 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	21.5	21.0
VIP Growth & Income Portfolio Initial Class	12.8	13.3
VIP Equity-Income Portfolio Initial Class	11.2	11.6
VIP Growth Portfolio Initial Class	10.7	11.0
VIP Contrafund Portfolio Initial Class	10.6	10.9
VIP Emerging Markets Portfolio Initial Class	10.1	9.7
VIP Value Portfolio Initial Class	8.2	8.6
VIP Value Strategies Portfolio Initial Class	4.0	4.1
VIP Investment Grade Bond Portfolio Initial Class	3.2	2.0
VIP Mid Cap Portfolio Initial Class	3.1	3.2
	95.4	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.6%
International Equity Funds	31.6%
Bond Funds	5.2%
Short-Term Funds	2.6%

Six months ago
Domestic Equity Funds	62.7%
International Equity Funds	30.7%
Bond Funds	5.8%
Short-Term Funds	0.8%

VIP Freedom 2040 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	180,331	$6,416,179
VIP Equity-Income Portfolio Initial Class (a)	301,175	6,785,462
VIP Growth & Income Portfolio Initial Class (a)	370,753	7,763,572
VIP Growth Portfolio Initial Class (a)	97,193	6,502,195
VIP Mid Cap Portfolio Initial Class (a)	52,916	1,880,095
VIP Value Portfolio Initial Class (a)	317,061	4,981,034
VIP Value Strategies Portfolio Initial Class (a)	175,685	2,436,750
TOTAL DOMESTIC EQUITY FUNDS
(Cost $32,164,280)		36,765,287

International Equity Funds - 31.6%
VIP Emerging Markets Portfolio Initial Class (a)	587,101	6,105,850
VIP Overseas Portfolio Initial Class (a)	616,388	13,055,101
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,261,871)		19,160,951

Bond Funds - 5.2%
VIP High Income Portfolio Initial Class (a)	215,621	1,205,323
VIP Investment Grade Bond Portfolio Initial Class (a)	154,092	1,981,619
TOTAL BOND FUNDS
(Cost $3,126,572)		3,186,942

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $1,565,830)	1,565,830	1,565,830
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $53,118,553)		60,679,010
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,974)
NET ASSETS - 100%		$60,673,036

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$5,431,982	$1,397,533	$847,125	$12,076	$6,416,179
VIP Emerging Markets Portfolio Initial Class	4,801,933	1,065,524	1,006,500	8,827	6,105,850
VIP Equity-Income Portfolio Initial Class	5,760,933	1,654,565	787,379	7,791	6,785,462
VIP Government Money Market Portfolio Initial Class 0.73%	392,159	1,311,996	138,324	3,109	1,565,830
VIP Growth & Income Portfolio Initial Class	6,572,775	1,817,457	907,309	6,684	7,763,572
VIP Growth Portfolio Initial Class	5,454,291	1,572,924	1,314,022	7,538	6,502,195
VIP High Income Portfolio Initial Class	1,899,084	319,852	1,077,574	10,848	1,205,323
VIP Investment Grade Bond Portfolio Initial Class	994,640	1,105,643	139,552	3,952	1,981,619
VIP Mid Cap Portfolio Initial Class	1,568,257	473,395	244,242	2,365	1,880,095
VIP Overseas Portfolio Initial Class	10,414,948	2,224,302	1,721,566	2,396	13,055,101
VIP Value Portfolio Initial Class	4,245,762	1,066,654	631,179	9,148	4,981,034
VIP Value Strategies Portfolio Initial Class	2,055,047	938,351	328,414	5,606	2,436,750
Total	$49,591,811	$14,948,196	$9,143,186	$80,340	$60,679,010

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $53,118,553) — See accompanying schedule		$60,679,010
Cash		1
Receivable for investments sold		1,548,082
Receivable for fund shares sold		272,257
Total assets		62,499,350
Liabilities
Payable for investments purchased	$629,947
Payable for fund shares redeemed	1,190,395
Distribution and service plan fees payable	5,972
Total liabilities		1,826,314
Net Assets		$60,673,036
Net Assets consist of:
Paid in capital		$52,218,685
Undistributed net investment income		46,091
Accumulated undistributed net realized gain (loss) on investments		847,803
Net unrealized appreciation (depreciation) on investments		7,560,457
Net Assets		$60,673,036
Initial Class:
Net Asset Value, offering price and redemption price per share ($13,296,858 ÷ 657,195 shares)		$20.23
Service Class:
Net Asset Value, offering price and redemption price per share ($31,475,917 ÷ 1,558,603 shares)		$20.19
Service Class 2:
Net Asset Value, offering price and redemption price per share ($15,900,261 ÷ 790,734 shares)		$20.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$80,340
Expenses
Distribution and service plan fees	$34,249
Independent trustees' fees and expenses	104
Total expenses before reductions	34,353
Expense reductions	(104)	34,249
Net investment income (loss)		46,091
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	190,848
Capital gain distributions from underlying funds	1,293,736
Total net realized gain (loss)		1,484,584
Change in net unrealized appreciation (depreciation) on underlying funds		5,091,332
Net gain (loss)		6,575,916
Net increase (decrease) in net assets resulting from operations		$6,622,007

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,091	$590,455
Net realized gain (loss)	1,484,584	924,175
Change in net unrealized appreciation (depreciation)	5,091,332	1,852,193
Net increase (decrease) in net assets resulting from operations	6,622,007	3,366,823
Distributions to shareholders from net investment income	–	(591,022)
Distributions to shareholders from net realized gain	(1,179,354)	(1,738,101)
Total distributions	(1,179,354)	(2,329,123)
Share transactions - net increase (decrease)	5,643,525	2,291,978
Total increase (decrease) in net assets	11,086,178	3,329,678
Net Assets
Beginning of period	49,586,858	46,257,180
End of period	$60,673,036	$49,586,858
Other Information
Undistributed net investment income end of period	$46,091	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2040 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.39	$18.19	$18.66	$18.35	$15.03	$13.16
Income from Investment Operations
Net investment income (loss)A	.03	.23	.34	.34	.38	.42
Net realized and unrealized gain (loss)	2.24	.88	(.38)	.56	3.41	1.81
Total from investment operations	2.27	1.11	(.04)	.90	3.79	2.23
Distributions from net investment income	–	(.24)	(.31)	(.28)	(.27)	(.29)
Distributions from net realized gain	(.43)	(.67)	(.12)	(.31)	(.19)	(.07)
Total distributions	(.43)	(.91)	(.43)	(.59)	(.47)B	(.36)
Net asset value, end of period	$20.23	$18.39	$18.19	$18.66	$18.35	$15.03
Total ReturnC,D,E	12.50%	6.83%	(.26)%	4.91%	25.29%	16.95%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.28%I	1.29%	1.80%	1.82%	2.26%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$13,297	$11,515	$15,388	$15,234	$10,262	$3,369
Portfolio turnover rateF	32%I	36%	23%	19%	36%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.193 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2040 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.37	$18.17	$18.64	$18.33	$15.02	$13.15
Income from Investment Operations
Net investment income (loss)A	.02	.21	.32	.32	.36	.41
Net realized and unrealized gain (loss)	2.23	.89	(.38)	.56	3.40	1.81
Total from investment operations	2.25	1.10	(.06)	.88	3.76	2.22
Distributions from net investment income	–	(.23)	(.29)	(.27)	(.26)	(.28)
Distributions from net realized gain	(.43)	(.67)	(.12)	(.31)	(.19)	(.07)
Total distributions	(.43)	(.90)	(.41)	(.57)B	(.45)	(.35)
Net asset value, end of period	$20.19	$18.37	$18.17	$18.64	$18.33	$15.02
Total ReturnC,D,E	12.41%	6.75%	(.35)%	4.83%	25.16%	16.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.18%H	1.19%	1.70%	1.72%	2.16%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$31,476	$22,986	$18,401	$12,905	$9,076	$4,600
Portfolio turnover rateF	32%H	36%	23%	19%	36%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.305 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2040 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.30	$18.12	$18.59	$18.29	$15.00	$13.15
Income from Investment Operations
Net investment income (loss)A	–B	.18	.29	.29	.34	.39
Net realized and unrealized gain (loss)	2.24	.87	(.38)	.56	3.39	1.79
Total from investment operations	2.24	1.05	(.09)	.85	3.73	2.18
Distributions from net investment income	–	(.20)	(.27)	(.25)	(.25)	(.27)
Distributions from net realized gain	(.43)	(.67)	(.12)	(.31)	(.19)	(.07)
Total distributions	(.43)	(.87)	(.38)C	(.55)D	(.44)	(.33)E
Net asset value, end of period	$20.11	$18.30	$18.12	$18.59	$18.29	$15.00
Total ReturnF,G,H	12.40%	6.53%	(.49)%	4.70%	24.99%	16.64%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.03%K	1.04%	1.55%	1.57%	2.01%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$15,900	$15,086	$12,468	$8,341	$2,815	$581
Portfolio turnover rateI	32%K	36%	23%	19%	36%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.116 per share.

 D Total distributions of $.55 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.305 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.069 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	21.5	21.0
VIP Growth & Income Portfolio Initial Class	12.8	13.2
VIP Equity-Income Portfolio Initial Class	11.2	11.6
VIP Growth Portfolio Initial Class	10.7	11.0
VIP Contrafund Portfolio Initial Class	10.6	11.0
VIP Emerging Markets Portfolio Initial Class	10.1	9.7
VIP Value Portfolio Initial Class	8.2	8.6
VIP Value Strategies Portfolio Initial Class	4.0	4.1
VIP Investment Grade Bond Portfolio Initial Class	3.2	2.0
VIP Mid Cap Portfolio Initial Class	3.1	3.2
	95.4	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.6%
International Equity Funds	31.6%
Bond Funds	5.2%
Short-Term Funds	2.6%

Six months ago
Domestic Equity Funds	62.7%
International Equity Funds	30.7%
Bond Funds	5.8%
Short-Term Funds	0.8%

VIP Freedom 2045 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	66,157	$2,353,863
VIP Equity-Income Portfolio Initial Class (a)	110,476	2,489,032
VIP Growth & Income Portfolio Initial Class (a)	135,992	2,847,663
VIP Growth Portfolio Initial Class (a)	35,663	2,385,843
VIP Mid Cap Portfolio Initial Class (a)	19,412	689,702
VIP Value Portfolio Initial Class (a)	116,305	1,827,154
VIP Value Strategies Portfolio Initial Class (a)	64,447	893,874
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,399,172)		13,487,131

International Equity Funds - 31.6%
VIP Emerging Markets Portfolio Initial Class (a)	215,318	2,239,305
VIP Overseas Portfolio Initial Class (a)	226,108	4,788,966
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,112,294)		7,028,271

Bond Funds - 5.2%
VIP High Income Portfolio Initial Class (a)	79,126	442,315
VIP Investment Grade Bond Portfolio Initial Class (a)	56,502	726,619
TOTAL BOND FUNDS
(Cost $1,143,286)		1,168,934

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $574,617)	574,617	574,617
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $20,229,369)		22,258,953
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,266)
NET ASSETS - 100%		$22,254,687

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,956,413	$488,616	$242,654	$4,414	$2,353,863
VIP Emerging Markets Portfolio Initial Class	1,728,645	371,388	293,808	3,226	2,239,305
VIP Equity-Income Portfolio Initial Class	2,074,263	581,090	223,250	2,849	2,489,032
VIP Government Money Market Portfolio Initial Class 0.73%	141,204	467,250	33,837	1,081	574,617
VIP Growth & Income Portfolio Initial Class	2,366,521	638,466	257,943	2,444	2,847,663
VIP Growth Portfolio Initial Class	1,965,381	552,903	405,285	2,760	2,385,843
VIP High Income Portfolio Initial Class	683,745	115,815	379,592	3,966	442,315
VIP Investment Grade Bond Portfolio Initial Class	358,109	396,293	34,535	1,445	726,619
VIP Mid Cap Portfolio Initial Class	564,733	167,367	71,060	865	689,702
VIP Overseas Portfolio Initial Class	3,750,979	779,588	481,794	876	4,788,966
VIP Value Portfolio Initial Class	1,528,805	372,845	181,528	3,344	1,827,154
VIP Value Strategies Portfolio Initial Class	740,112	335,028	96,015	2,051	893,874
Total	$17,858,910	$5,266,649	$2,701,301	$29,321	$22,258,953

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $20,229,369) — See accompanying schedule		$22,258,953
Cash		1
Receivable for investments sold		224,884
Receivable for fund shares sold		71,433
Total assets		22,555,271
Liabilities
Payable for investments purchased	$286,155
Payable for fund shares redeemed	10,164
Distribution and service plan fees payable	4,265
Total liabilities		300,584
Net Assets		$22,254,687
Net Assets consist of:
Paid in capital		$19,898,659
Undistributed net investment income		5,652
Accumulated undistributed net realized gain (loss) on investments		320,792
Net unrealized appreciation (depreciation) on investments		2,029,584
Net Assets		$22,254,687
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,017,412 ÷ 50,590 shares)		$20.11
Service Class:
Net Asset Value, offering price and redemption price per share ($871,220 ÷ 43,377 shares)		$20.08
Service Class 2:
Net Asset Value, offering price and redemption price per share ($20,366,055 ÷ 1,019,051 shares)		$19.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$29,321
Expenses
Distribution and service plan fees	$23,669
Independent trustees' fees and expenses	37
Total expenses before reductions	23,706
Expense reductions	(37)	23,669
Net investment income (loss)		5,652
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	21,162
Capital gain distributions from underlying funds	473,120
Total net realized gain (loss)		494,282
Change in net unrealized appreciation (depreciation) on underlying funds		1,813,521
Net gain (loss)		2,307,803
Net increase (decrease) in net assets resulting from operations		$2,313,455

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,652	$196,879
Net realized gain (loss)	494,282	460,205
Change in net unrealized appreciation (depreciation)	1,813,521	388,595
Net increase (decrease) in net assets resulting from operations	2,313,455	1,045,679
Distributions to shareholders from net investment income	–	(197,162)
Distributions to shareholders from net realized gain	(466,776)	(427,063)
Total distributions	(466,776)	(624,225)
Share transactions - net increase (decrease)	2,552,554	5,151,619
Total increase (decrease) in net assets	4,399,233	5,573,073
Net Assets
Beginning of period	17,855,454	12,282,381
End of period	$22,254,687	$17,855,454
Other Information
Undistributed net investment income end of period	$5,652	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2045 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.31	$18.03	$18.50	$18.18	$14.83	$13.38
Income from Investment Operations
Net investment income (loss)A	.03	.28	.38	.40	.52	.44
Net realized and unrealized gain (loss)	2.23	.83	(.42)	.50	3.33	1.84
Total from investment operations	2.26	1.11	(.04)	.90	3.85	2.28
Distributions from net investment income	–	(.24)	(.33)	(.28)	(.29)	(.30)
Distributions from net realized gain	(.46)	(.59)	(.10)	(.30)	(.21)	(.53)
Total distributions	(.46)	(.83)	(.43)	(.58)	(.50)	(.83)
Net asset value, end of period	$20.11	$18.31	$18.03	$18.50	$18.18	$14.83
Total ReturnB,C,D	12.53%	6.80%	(.26)%	4.95%	26.07%	17.33%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	-%	-%	-%	-%	-%
Expenses net of all reductions	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.29%H	1.57%	2.01%	2.14%	3.13%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,017	$789	$542	$342	$272	$136
Portfolio turnover rateE	27%H	19%	26%	19%	42%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2045 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.30	$18.02	$18.49	$18.18	$14.83	$13.38
Income from Investment Operations
Net investment income (loss)A	.02	.26	.36	.38	.51	.43
Net realized and unrealized gain (loss)	2.22	.84	(.42)	.49	3.33	1.83
Total from investment operations	2.24	1.10	(.06)	.87	3.84	2.26
Distributions from net investment income	–	(.23)	(.31)	(.27)	(.27)	(.29)
Distributions from net realized gain	(.46)	(.59)	(.10)	(.30)	(.21)	(.53)
Total distributions	(.46)	(.82)	(.41)	(.56)B	(.49)C	(.81)D
Net asset value, end of period	$20.08	$18.30	$18.02	$18.49	$18.18	$14.83
Total ReturnE,F,G	12.43%	6.73%	(.37)%	4.83%	25.96%	17.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.19%J	1.47%	1.91%	2.04%	3.03%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$871	$396	$343	$364	$169	$134
Portfolio turnover rateH	27%J	19%	26%	19%	42%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.214 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.289 and distributions from net realized gain of $.525 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2045 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.22	$17.95	$18.43	$18.13	$14.81	$13.38
Income from Investment Operations
Net investment income (loss)A	–B	.23	.33	.35	.49	.41
Net realized and unrealized gain (loss)	2.23	.84	(.42)	.49	3.31	1.83
Total from investment operations	2.23	1.07	(.09)	.84	3.80	2.24
Distributions from net investment income	–	(.20)	(.29)	(.25)	(.27)	(.28)
Distributions from net realized gain	(.46)	(.59)	(.10)	(.30)	(.21)	(.53)
Total distributions	(.46)	(.80)C	(.39)	(.54)D	(.48)	(.81)
Net asset value, end of period	$19.99	$18.22	$17.95	$18.43	$18.13	$14.81
Total ReturnE,F,G	12.42%	6.56%	(.53)%	4.68%	25.76%	17.02%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.04%J	1.32%	1.76%	1.89%	2.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$20,366	$16,671	$11,398	$7,363	$2,493	$486
Portfolio turnover rateH	27%J	19%	26%	19%	42%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.594 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.298 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	21.5	21.0
VIP Growth & Income Portfolio Initial Class	12.8	13.2
VIP Equity-Income Portfolio Initial Class	11.2	11.6
VIP Growth Portfolio Initial Class	10.7	11.0
VIP Contrafund Portfolio Initial Class	10.6	11.0
VIP Emerging Markets Portfolio Initial Class	10.1	9.7
VIP Value Portfolio Initial Class	8.2	8.6
VIP Value Strategies Portfolio Initial Class	4.0	4.1
VIP Investment Grade Bond Portfolio Initial Class	3.2	2.0
VIP Mid Cap Portfolio Initial Class	3.1	3.2
	95.4	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.6%
International Equity Funds	31.6%
Bond Funds	5.2%
Short-Term Funds	2.6%

Six months ago
Domestic Equity Funds	62.7%
International Equity Funds	30.7%
Bond Funds	5.8%
Short-Term Funds	0.8%

VIP Freedom 2050 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	56,820	$2,021,663
VIP Equity-Income Portfolio Initial Class (a)	94,887	2,137,798
VIP Growth & Income Portfolio Initial Class (a)	116,804	2,445,874
VIP Growth Portfolio Initial Class (a)	30,630	2,049,120
VIP Mid Cap Portfolio Initial Class (a)	16,666	592,160
VIP Value Portfolio Initial Class (a)	99,888	1,569,234
VIP Value Strategies Portfolio Initial Class (a)	55,338	767,545
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,379,369)		11,583,394

International Equity Funds - 31.6%
VIP Emerging Markets Portfolio Initial Class (a)	184,981	1,923,802
VIP Overseas Portfolio Initial Class (a)	194,353	4,116,385
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,203,916)		6,040,187

Bond Funds - 5.2%
VIP High Income Portfolio Initial Class (a)	67,958	379,883
VIP Investment Grade Bond Portfolio Initial Class (a)	48,620	625,254
TOTAL BOND FUNDS
(Cost $985,655)		1,005,137

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Initial Class 0.73% (a)(b)
(Cost $493,498)	493,498	493,498
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $17,062,438)		19,122,216
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,293)
NET ASSETS - 100%		$19,119,923

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,955,701	$360,115	$437,510	$4,293	$2,021,663
VIP Emerging Markets Portfolio Initial Class	1,726,669	252,425	466,127	3,133	1,923,802
VIP Equity-Income Portfolio Initial Class	2,073,929	446,400	436,182	2,770	2,137,798
VIP Government Money Market Portfolio Initial Class 0.73%	141,074	433,773	81,349	990	493,498
VIP Growth & Income Portfolio Initial Class	2,366,147	486,247	500,466	2,376	2,445,874
VIP Growth Portfolio Initial Class	1,963,657	415,039	586,757	2,680	2,049,120
VIP High Income Portfolio Initial Class	683,379	81,282	406,211	3,855	379,883
VIP Investment Grade Bond Portfolio Initial Class	357,768	334,360	73,294	1,404	625,254
VIP Mid Cap Portfolio Initial Class	564,488	130,507	129,090	840	592,160
VIP Overseas Portfolio Initial Class	3,748,920	536,096	869,062	852	4,116,385
VIP Value Portfolio Initial Class	1,528,757	274,654	334,544	3,253	1,569,234
VIP Value Strategies Portfolio Initial Class	739,912	281,360	168,945	1,996	767,545
Total	$17,850,401	$4,032,258	$4,489,537	$28,442	$19,122,216

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $17,062,438) — See accompanying schedule		$19,122,216
Cash		1
Receivable for investments sold		193,172
Receivable for fund shares sold		79,508
Total assets		19,394,897
Liabilities
Payable for investments purchased	$266,868
Payable for fund shares redeemed	5,811
Distribution and service plan fees payable	2,295
Total liabilities		274,974
Net Assets		$19,119,923
Net Assets consist of:
Paid in capital		$16,809,198
Undistributed net investment income		14,137
Accumulated undistributed net realized gain (loss) on investments		236,810
Net unrealized appreciation (depreciation) on investments		2,059,778
Net Assets		$19,119,923
Initial Class:
Net Asset Value, offering price and redemption price per share ($5,030,169 ÷ 277,111 shares)		$18.15
Service Class:
Net Asset Value, offering price and redemption price per share ($5,256,733 ÷ 290,227 shares)		$18.11
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,833,021 ÷ 489,372 shares)		$18.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$28,442
Expenses
Distribution and service plan fees	$14,305
Independent trustees' fees and expenses	35
Total expenses before reductions	14,340
Expense reductions	(35)	14,305
Net investment income (loss)		14,137
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	67,185
Capital gain distributions from underlying funds	459,914
Total net realized gain (loss)		527,099
Change in net unrealized appreciation (depreciation) on underlying funds		1,661,905
Net gain (loss)		2,189,004
Net increase (decrease) in net assets resulting from operations		$2,203,141

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,137	$210,402
Net realized gain (loss)	527,099	432,372
Change in net unrealized appreciation (depreciation)	1,661,905	383,679
Net increase (decrease) in net assets resulting from operations	2,203,141	1,026,453
Distributions to shareholders from net investment income	–	(230,375)
Distributions to shareholders from net realized gain	(470,597)	(498,719)
Total distributions	(470,597)	(729,094)
Share transactions - net increase (decrease)	(460,699)	4,632,146
Total increase (decrease) in net assets	1,271,845	4,929,505
Net Assets
Beginning of period	17,848,078	12,918,573
End of period	$19,119,923	$17,848,078
Other Information
Undistributed net investment income end of period	$14,137	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2050 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.55	$16.42	$16.86	$16.55	$13.41	$13.34
Income from Investment Operations
Net investment income (loss)A	.03	.25	.32	.35	.37	.47
Net realized and unrealized gain (loss)	2.00	.75	(.36)	.47	3.16	1.72
Total from investment operations	2.03	1.00	(.04)	.82	3.53	2.19
Distributions from net investment income	–	(.25)	(.29)	(.25)	(.22)	(.28)
Distributions from net realized gain	(.43)	(.62)	(.11)	(.27)	(.18)	(1.84)
Total distributions	(.43)	(.87)	(.40)	(.51)B	(.39)C	(2.12)
Net asset value, end of period	$18.15	$16.55	$16.42	$16.86	$16.55	$13.41
Total ReturnD,E,F	12.47%	6.84%	(.29)%	5.01%	26.44%	17.64%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.30%J	1.59%	1.89%	2.06%	2.42%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,030	$4,171	$2,266	$1,684	$880	$441
Portfolio turnover rateG	43%J	26%	37%	22%	59%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.266 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.175 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2050 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.52	$16.39	$16.83	$16.54	$13.41	$13.34
Income from Investment Operations
Net investment income (loss)A	.02	.24	.31	.33	.35	.46
Net realized and unrealized gain (loss)	2.00	.74	(.37)	.46	3.17	1.73
Total from investment operations	2.02	.98	(.06)	.79	3.52	2.19
Distributions from net investment income	–	(.23)	(.27)	(.24)	(.21)	(.27)
Distributions from net realized gain	(.43)	(.62)	(.11)	(.27)	(.18)	(1.84)
Total distributions	(.43)	(.85)	(.38)	(.50)B	(.39)	(2.12)C
Net asset value, end of period	$18.11	$16.52	$16.39	$16.83	$16.54	$13.41
Total ReturnD,E,F	12.43%	6.75%	(.38)%	4.81%	26.32%	17.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.20%I	1.49%	1.79%	1.96%	2.32%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$5,257	$4,205	$3,004	$2,878	$1,892	$490
Portfolio turnover rateG	43%I	26%	37%	22%	59%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.266 per share.

 C Total distributions of $2.12 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $1.843 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2050 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.47	$16.35	$16.80	$16.51	$13.39	$13.33
Income from Investment Operations
Net investment income (loss)A	–B	.21	.28	.30	.33	.43
Net realized and unrealized gain (loss)	2.01	.74	(.37)	.47	3.16	1.73
Total from investment operations	2.01	.95	(.09)	.77	3.49	2.16
Distributions from net investment income	–	(.21)	(.25)	(.22)	(.19)	(.26)
Distributions from net realized gain	(.43)	(.62)	(.11)	(.27)	(.18)	(1.84)
Total distributions	(.43)	(.83)	(.36)	(.48)C	(.37)	(2.10)
Net asset value, end of period	$18.05	$16.47	$16.35	$16.80	$16.51	$13.39
Total ReturnD,E,F	12.41%	6.56%	(.58)%	4.71%	26.13%	17.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.05%I	1.34%	1.64%	1.81%	2.17%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$8,833	$9,472	$7,649	$6,436	$1,666	$390
Portfolio turnover rateG	43%I	26%	37%	22%	59%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.266 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Freedom Income	$36,800,436	$2,526,227	$(50,373)	$2,475,854
VIP Freedom 2005	7,446,422	646,136	(20,430)	625,706
VIP Freedom 2010	270,643,442	39,110,867	(484,128)	38,626,739
VIP Freedom 2015	80,977,512	18,906,358	(113,181)	18,793,177
VIP Freedom 2020	604,405,091	142,316,506	(1,114,358)	141,202,148
VIP Freedom 2025	132,218,927	23,073,270	(564,457)	22,508,813
VIP Freedom 2030	241,240,901	54,880,375	(859,830)	54,020,545
VIP Freedom 2035	41,068,344	4,110,014	(238,973)	3,871,041
VIP Freedom 2040	53,422,626	7,385,323	(128,939)	7,256,384
VIP Freedom 2045	20,338,282	2,055,444	(134,773)	1,920,671
VIP Freedom 2050	17,243,587	1,991,886	(113,257)	1,878,629

At period end, certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to December 31, 2016. Loss deferrals were as follows:

Capital losses
VIP Freedom 2035	$(5,368)
VIP Freedom 2045	(4,310)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	6,294,470	6,676,448
VIP Freedom 2005	1,734,226	1,021,769
VIP Freedom 2010	35,997,947	40,059,873
VIP Freedom 2015	15,278,979	19,105,260
VIP Freedom 2020	81,611,186	89,424,299
VIP Freedom 2025	31,299,881	22,826,805
VIP Freedom 2030	49,780,757	38,915,642
VIP Freedom 2035	10,412,133	5,810,214
VIP Freedom 2040	14,948,196	9,143,186
VIP Freedom 2045	5,266,649	2,701,301
VIP Freedom 2050	4,032,258	4,489,537

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$4,765	$17,108	$21,873
VIP Freedom 2005	467	110	577
VIP Freedom 2010	13,261	322,738	335,999
VIP Freedom 2015	8,445	63,816	72,261
VIP Freedom 2020	60,892	678,581	739,473
VIP Freedom 2025	27,789	77,279	105,068
VIP Freedom 2030	39,881	171,814	211,695
VIP Freedom 2035	2,702	39,262	41,964
VIP Freedom 2040	14,277	19,972	34,249
VIP Freedom 2045	333	23,336	23,669
VIP Freedom 2050	2,381	11,924	14,305

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Income
Initial Class	-%	$28
Service Class	.10%	18
Service Class 2.25%		26
VIP Freedom 2005
Initial Class	-%	$12
Service Class	.10%	2
Service Class 2.25%		–
VIP Freedom 2010
Initial Class	-%	$37
Service Class	.10%	49
Service Class 2.25%		481
VIP Freedom 2015
Initial Class	-%	$61
Service Class	.10%	31
Service Class 2.25%		96
VIP Freedom 2020
Initial Class	-%	$126
Service Class	.10%	226
Service Class 2.25%		1,007
VIP Freedom 2025
Initial Class	-%	$57
Service Class	.10%	102
Service Class 2.25%		113
VIP Freedom 2030
Initial Class	-%	$116
Service Class	.10%	147
Service Class 2.25%		252
VIP Freedom 2035
Initial Class	-%	$7
Service Class	.10%	10
Service Class 2.25%		56
VIP Freedom 2040
Initial Class	-%	$24
Service Class	.10%	51
Service Class 2.25%		29
VIP Freedom 2045
Initial Class	-%	$2
Service Class	.10%	1
Service Class 2.25%		34
VIP Freedom 2050
Initial Class	-%	$9
Service Class	.10%	9
Service Class 2.25%		17

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
VIP Freedom Income
From net investment income
Initial Class	$–	$220,141
Service Class	–	130,970
Service Class 2	–	174,227
Total	$–	$525,338
From net realized gain
Initial Class	$77,327	$151,734
Service Class	49,312	96,512
Service Class 2	74,718	146,242
Total	$201,357	$394,488
VIP Freedom 2005
From net investment income
Initial Class	$–	$96,263
Service Class	–	7,367
Service Class 2	–	1,080
Total	$–	$104,710
From net realized gain
Initial Class	$73,180	$90,225
Service Class	9,930	3,196
Service Class 2	1,001	775
Total	$84,111	$94,196
VIP Freedom 2010
From net investment income
Initial Class	$–	$292,496
Service Class	–	365,828
Service Class 2	–	3,188,736
Total	$–	$3,847,060
From net realized gain
Initial Class	$294,917	$700,050
Service Class	428,295	546,307
Service Class 2	3,946,993	5,529,246
Total	$4,670,205	$6,775,603
VIP Freedom 2015
From net investment income
Initial Class	$–	$495,718
Service Class	–	207,514
Service Class 2	–	635,558
Total	$–	$1,338,790
From net realized gain
Initial Class	$662,068	$958,661
Service Class	337,040	433,634
Service Class 2	1,044,665	1,547,862
Total	$2,043,773	$2,940,157
VIP Freedom 2020
From net investment income
Initial Class	$–	$953,227
Service Class	–	1,579,133
Service Class 2	–	6,752,399
Total	$–	$9,284,759
From net realized gain
Initial Class	$1,398,769	$2,655,976
Service Class	2,416,834	2,958,700
Service Class 2	11,491,474	17,211,360
Total	$15,307,077	$22,826,036
VIP Freedom 2025
From net investment income
Initial Class	$–	$407,709
Service Class	–	683,183
Service Class 2	–	762,983
Total	$–	$1,853,875
From net realized gain
Initial Class	$590,633	$804,552
Service Class	1,046,108	1,158,551
Service Class 2	1,231,874	1,692,382
Total	$2,868,615	$3,655,485
VIP Freedom 2030
From net investment income
Initial Class	$–	$825,677
Service Class	–	947,582
Service Class 2	–	1,587,868
Total	$–	$3,361,127
From net realized gain
Initial Class	$1,651,380	$2,670,167
Service Class	2,017,121	2,365,309
Service Class 2	3,738,484	5,207,221
Total	$7,406,985	$10,242,697
VIP Freedom 2035
From net investment income
Initial Class	$–	$44,374
Service Class	–	57,433
Service Class 2	–	314,230
Total	$–	$416,037
From net realized gain
Initial Class	$81,611	$48,263
Service Class	125,400	71,396
Service Class 2	681,609	671,587
Total	$888,620	$791,246
VIP Freedom 2040
From net investment income
Initial Class	$–	$149,654
Service Class	–	275,255
Service Class 2	–	166,113
Total	$–	$591,022
From net realized gain
Initial Class	$272,173	$564,542
Service Class	558,387	710,866
Service Class 2	348,794	462,693
Total	$1,179,354	$1,738,101
VIP Freedom 2045
From net investment income
Initial Class	$–	$10,191
Service Class	–	4,839
Service Class 2	–	182,132
Total	$–	$197,162
From net realized gain
Initial Class	$19,919	$17,640
Service Class	14,449	10,413
Service Class 2	432,408	399,010
Total	$466,776	$427,063
VIP Freedom 2050
From net investment income
Initial Class	$–	$58,745
Service Class	–	55,931
Service Class 2	–	115,699
Total	$–	$230,375
From net realized gain
Initial Class	$110,420	$91,976
Service Class	110,919	113,641
Service Class 2	249,258	293,102
Total	$470,597	$498,719

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
VIP Freedom Income
Initial Class
Shares sold	125,294	238,623	$1,403,185	$2,599,080
Reinvestment of distributions	6,966	34,697	77,327	371,875
Shares redeemed	(141,136)	(260,150)	(1,585,705)	(2,862,948)
Net increase (decrease)	(8,876)	13,170	$(105,193)	$108,007
Service Class
Shares sold	143,507	427,065	$1,609,901	$4,715,200
Reinvestment of distributions	4,442	21,244	49,312	227,482
Shares redeemed	(120,234)	(513,568)	(1,343,601)	(5,636,282)
Net increase (decrease)	27,715	(65,259)	$315,612	$(693,600)
Service Class 2
Shares sold	189,553	376,872	$2,124,913	$4,077,451
Reinvestment of distributions	6,762	30,096	74,718	320,469
Shares redeemed	(268,620)	(371,087)	(2,995,801)	(4,031,713)
Net increase (decrease)	(72,305)	35,881	$(796,170)	$366,207
VIP Freedom 2005
Initial Class
Shares sold	41,505	22,843	$490,425	$254,337
Reinvestment of distributions	6,292	16,816	73,180	186,488
Shares redeemed	(30,425)	(76,505)	(361,433)	(874,219)
Net increase (decrease)	17,372	(36,846)	$202,172	$(433,394)
Service Class
Shares sold	55,402	36,168	$653,667	$414,552
Reinvestment of distributions	849	933	9,930	10,563
Shares redeemed	(14,822)	(31,547)	(175,186)	(353,555)
Net increase (decrease)	41,429	5,554	$488,411	$71,560
Service Class 2
Shares sold	1,237	3,360	$14,589	$38,227
Reinvestment of distributions	86	167	1,001	1,855
Shares redeemed	(1,015)	(4,519)	(11,946)	(49,506)
Net increase (decrease)	308	(992)	$3,644	$(9,424)
VIP Freedom 2010
Initial Class
Shares sold	157,258	362,079	$1,985,972	$4,388,638
Reinvestment of distributions	23,726	86,236	294,917	992,546
Shares redeemed	(212,657)	(1,413,420)	(2,672,115)	(17,415,136)
Net increase (decrease)	(31,673)	(965,105)	$(391,226)	$(12,033,952)
Service Class
Shares sold	356,485	585,805	$4,463,378	$7,162,282
Reinvestment of distributions	34,512	78,462	428,295	912,135
Shares redeemed	(449,930)	(559,667)	(5,657,967)	(6,807,582)
Net increase (decrease)	(58,933)	104,600	$(766,294)	$1,266,835
Service Class 2
Shares sold	550,071	1,781,102	$6,934,611	$21,634,099
Reinvestment of distributions	319,595	756,343	3,946,993	8,717,982
Shares redeemed	(1,080,832)	(1,653,406)	(13,584,493)	(19,966,588)
Net increase (decrease)	(211,166)	884,039	$(2,702,889)	$10,385,493
VIP Freedom 2015
Initial Class
Shares sold	57,323	276,668	$734,193	$3,360,686
Reinvestment of distributions	53,050	126,060	662,068	1,454,379
Shares redeemed	(218,057)	(648,371)	(2,773,000)	(7,871,386)
Net increase (decrease)	(107,684)	(245,643)	$(1,376,739)	$(3,056,321)
Service Class
Shares sold	354,598	315,507	$4,467,788	$3,830,050
Reinvestment of distributions	27,050	55,771	337,040	641,148
Shares redeemed	(281,483)	(547,859)	(3,600,036)	(6,493,430)
Net increase (decrease)	100,165	(176,581)	$1,204,792	$(2,022,232)
Service Class 2
Shares sold	378,818	583,101	$4,776,046	$7,041,234
Reinvestment of distributions	84,112	191,141	1,044,665	2,183,420
Shares redeemed	(723,216)	(1,431,879)	(9,177,583)	(17,369,705)
Net increase (decrease)	(260,286)	(657,637)	$(3,356,872)	$(8,145,051)
VIP Freedom 2020
Initial Class
Shares sold	613,631	1,058,900	$7,970,989	$13,010,277
Reinvestment of distributions	110,313	313,703	1,398,769	3,609,203
Shares redeemed	(415,503)	(3,378,132)	(5,384,937)	(42,069,326)
Net increase (decrease)	308,441	(2,005,529)	$3,984,821	$(25,449,846)
Service Class
Shares sold	1,997,554	2,582,454	$25,676,839	$31,914,018
Reinvestment of distributions	191,205	390,901	2,416,834	4,537,833
Shares redeemed	(1,391,352)	(1,824,251)	(18,096,745)	(22,407,487)
Net increase (decrease)	797,407	1,149,104	$9,996,928	$14,044,364
Service Class 2
Shares sold	579,388	1,534,169	$7,468,525	$18,728,543
Reinvestment of distributions	912,022	2,088,466	11,491,474	23,963,759
Shares redeemed	(3,000,235)	(5,467,717)	(38,712,969)	(67,045,665)
Net increase (decrease)	(1,508,825)	(1,845,082)	$(19,752,970)	$(24,353,363)
VIP Freedom 2025
Initial Class
Shares sold	366,538	467,685	$4,905,416	$5,899,090
Reinvestment of distributions	45,018	101,988	590,633	1,212,261
Shares redeemed	(115,020)	(419,854)	(1,546,333)	(5,312,842)
Net increase (decrease)	296,536	149,819	$3,949,716	$1,798,509
Service Class
Shares sold	895,555	1,232,836	$11,984,310	$15,444,865
Reinvestment of distributions	79,917	154,524	1,046,108	1,841,734
Shares redeemed	(430,297)	(515,800)	(5,819,140)	(6,519,276)
Net increase (decrease)	545,175	871,560	$7,211,278	$10,767,323
Service Class 2
Shares sold	699,268	1,417,713	$9,313,683	$17,844,228
Reinvestment of distributions	94,614	208,614	1,231,874	2,455,365
Shares redeemed	(989,182)	(1,078,378)	(13,231,999)	(13,608,720)
Net increase (decrease)	(195,300)	547,949	$(2,686,442)	$6,690,873
VIP Freedom 2030
Initial Class
Shares sold	594,087	1,071,396	$7,901,192	$13,176,145
Reinvestment of distributions	128,213	308,303	1,651,380	3,495,844
Shares redeemed	(326,918)	(2,262,505)	(4,340,745)	(28,416,103)
Net increase (decrease)	395,382	(882,806)	$5,211,827	$(11,744,114)
Service Class
Shares sold	1,492,156	1,425,672	$19,804,915	$17,612,601
Reinvestment of distributions	156,852	290,315	2,017,121	3,312,891
Shares redeemed	(733,044)	(844,184)	(9,726,672)	(10,499,420)
Net increase (decrease)	915,964	871,803	$12,095,364	$10,426,072
Service Class 2
Shares sold	888,211	1,630,873	$11,670,609	$20,002,625
Reinvestment of distributions	291,841	601,993	3,738,484	6,795,089
Shares redeemed	(1,563,539)	(2,388,823)	(20,680,813)	(29,393,264)
Net increase (decrease)	(383,487)	(155,957)	$(5,271,720)	$(2,595,550)
VIP Freedom 2035
Initial Class
Shares sold	26,130	121,608	$543,256	$2,243,324
Reinvestment of distributions	4,132	5,187	81,611	92,637
Shares redeemed	(18,193)	(26,211)	(369,101)	(486,337)
Net increase (decrease)	12,069	100,584	$255,766	$1,849,624
Service Class
Shares sold	76,873	151,694	$1,555,929	$2,890,722
Reinvestment of distributions	6,359	7,266	125,400	128,829
Shares redeemed	(40,554)	(23,808)	(811,220)	(451,245)
Net increase (decrease)	42,678	135,152	$870,109	$2,568,306
Service Class 2
Shares sold	379,228	625,457	$7,678,398	$11,554,431
Reinvestment of distributions	34,723	57,121	681,609	985,817
Shares redeemed	(246,686)	(260,883)	(4,956,520)	(4,840,638)
Net increase (decrease)	167,265	421,695	$3,403,487	$7,699,610
VIP Freedom 2040
Initial Class
Shares sold	136,533	280,422	$2,625,193	$4,944,964
Reinvestment of distributions	14,516	44,347	272,173	714,196
Shares redeemed	(119,978)	(544,549)	(2,357,121)	(9,830,127)
Net increase (decrease)	31,071	(219,780)	$540,245	$(4,170,967)
Service Class
Shares sold	458,228	496,602	$8,788,323	$8,748,639
Reinvestment of distributions	29,828	60,554	558,387	986,121
Shares redeemed	(180,955)	(318,385)	(3,545,433)	(5,702,806)
Net increase (decrease)	307,101	238,771	$5,801,277	$4,031,954
Service Class 2
Shares sold	129,751	276,006	$2,485,995	$4,913,304
Reinvestment of distributions	18,702	38,832	348,794	628,806
Shares redeemed	(181,994)	(178,793)	(3,532,786)	(3,111,119)
Net increase (decrease)	(33,541)	136,045	$(697,997)	$2,430,991
VIP Freedom 2045
Initial Class
Shares sold	8,138	24,104	$158,626	$430,904
Reinvestment of distributions	1,069	1,683	19,919	27,831
Shares redeemed	(1,703)	(12,755)	(32,629)	(224,795)
Net increase (decrease)	7,504	13,032	$145,916	$233,940
Service Class
Shares sold	28,335	11,892	$541,889	$216,172
Reinvestment of distributions	776	931	14,449	15,252
Shares redeemed	(7,358)	(10,212)	(139,025)	(175,969)
Net increase (decrease)	21,753	2,611	$417,313	$55,455
Service Class 2
Shares sold	230,539	412,208	$4,410,478	$7,248,526
Reinvestment of distributions	23,323	35,612	432,408	581,142
Shares redeemed	(149,595)	(167,941)	(2,853,561)	(2,967,444)
Net increase (decrease)	104,267	279,879	$1,989,325	$4,862,224
VIP Freedom 2050
Initial Class
Shares sold	43,545	148,055	$759,083	$2,398,472
Reinvestment of distributions	6,565	10,095	110,420	150,721
Shares redeemed	(25,099)	(44,082)	(435,386)	(701,862)
Net increase (decrease)	25,011	114,068	$434,117	$1,847,331
Service Class
Shares sold	45,887	110,732	$798,862	$1,749,114
Reinvestment of distributions	6,606	11,500	110,919	169,572
Shares redeemed	(16,804)	(50,924)	(294,268)	(800,809)
Net increase (decrease)	35,689	71,308	$615,513	$1,117,877
Service Class 2
Shares sold	102,967	214,205	$1,779,747	$3,397,931
Reinvestment of distributions	14,890	28,037	249,258	408,801
Shares redeemed	(203,441)	(134,974)	(3,539,334)	(2,139,794)
Net increase (decrease)	(85,584)	107,268	$(1,510,329)	$1,666,938

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020 Portfolio
VIP Emerging Markets Portfolio	19%
VIP Value Portfolio	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	46%
VIP Value Portfolio	29%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	32%	3	38%
VIP Freedom 2005	84%	-	-%
VIP Freedom 2010	-%	1	88%
VIP Freedom 2015	27%	3	46%
VIP Freedom 2020	-%	1	74%
VIP Freedom 2025	12%	2	50%
VIP Freedom 2030	-%	1	45%
VIP Freedom 2035	-%	5	89%
VIP Freedom 2040	-%	5	91%
VIP Freedom 2045	-%	3	87%
VIP Freedom 2050	-%	5	92%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
VIP Freedom Income
Initial Class	- %
Actual		$1,000.00	$1,048.30	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,048.30	$.51
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,047.60	$1.27
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2005
Initial Class	- %
Actual		$1,000.00	$1,062.40	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,062.00	$.51
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,060.70	$1.28
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2010
Initial Class	- %
Actual		$1,000.00	$1,073.40	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,071.80	$.51
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,071.30	$1.28
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2015
Initial Class	- %
Actual		$1,000.00	$1,083.20	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,082.50	$.52
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,082.00	$1.29
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2020
Initial Class	- %
Actual		$1,000.00	$1,090.70	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,090.20	$.52
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,089.60	$1.30
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2025
Initial Class	- %
Actual		$1,000.00	$1,097.60	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,097.00	$.52
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,095.80	$1.30
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2030
Initial Class	- %
Actual		$1,000.00	$1,113.60	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,113.00	$.52
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,111.70	$1.31
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2035
Initial Class	- %
Actual		$1,000.00	$1,124.70	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,123.90	$.53
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,123.40	$1.32
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2040
Initial Class	- %
Actual		$1,000.00	$1,125.00	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,124.10	$.53
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,124.00	$1.32
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2045
Initial Class	- %
Actual		$1,000.00	$1,125.30	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,124.30	$.53
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,124.20	$1.32
Hypothetical-C		$1,000.00	$1,023.55	$1.25
VIP Freedom 2050
Initial Class	- %
Actual		$1,000.00	$1,124.70	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
Service Class	.10%
Actual		$1,000.00	$1,124.30	$.53
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$1,124.10	$1.32
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

VIPFF2K-SANN-0817
1.819548.113

Fidelity® Variable Insurance Products: Freedom Lifetime Income Funds - Portfolios I, II & III Semi-Annual Report June 30, 2017

Contents

VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	59.8	58.0
VIP Government Money Market Portfolio Investor Class 0.71%	15.0	14.9
VIP High Income Portfolio Investor Class	5.0	5.1
VIP Overseas Portfolio Investor Class	4.4	4.7
VIP Growth & Income Portfolio Investor Class	3.1	3.4
VIP Equity-Income Portfolio Investor Class	2.7	3.0
VIP Growth Portfolio Investor Class	2.6	2.8
VIP Contrafund Portfolio Investor Class	2.6	2.8
VIP Value Portfolio Investor Class	2.0	2.2
VIP Emerging Markets Portfolio Investor Class	1.1	1.2
	98.3	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.7%
International Equity Funds	5.5%
Bond Funds	64.8%
Short-Term Funds	15.0%

Six months ago
Domestic Equity Funds	16.1%
International Equity Funds	5.9%
Bond Funds	63.1%
Short-Term Funds	14.9%

VIP Freedom Lifetime Income® I Portfolio

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	9,997	$353,709
VIP Equity-Income Portfolio Investor Class (a)	16,689	374,162
VIP Growth & Income Portfolio Investor Class (a)	20,516	427,749
VIP Growth Portfolio Investor Class (a)	5,381	358,462
VIP Mid Cap Portfolio Investor Class (a)	2,954	104,356
VIP Value Portfolio Investor Class (a)	17,526	274,809
VIP Value Strategies Portfolio Investor Class (a)	9,793	134,954
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,564,486)		2,028,201

International Equity Funds - 5.5%
VIP Emerging Markets Portfolio Investor Class (a)	15,020	155,462
VIP Overseas Portfolio Investor Class (a)	28,474	601,078
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $642,967)		756,540

Bond Funds - 64.8%
VIP High Income Portfolio Investor Class (a)	123,828	689,725
VIP Investment Grade Bond Portfolio Investor Class (a)	645,495	8,268,793
TOTAL BOND FUNDS
(Cost $8,916,862)		8,958,518

Short-Term Funds - 15.0%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $2,067,544)	2,067,544	2,067,544
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,191,859)		13,810,803
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$13,810,805

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$399,233	$16,105	$89,073	$814	$353,709
VIP Emerging Markets Portfolio Investor Class	167,232	287	48,637	279	155,462
VIP Equity-Income Portfolio Investor Class	423,425	7,170	67,085	518	374,162
VIP Government Money Market Portfolio Investor Class 0.71%	2,113,593	100,503	146,552	4,941	2,067,544
VIP Growth & Income Portfolio Investor Class	483,127	9,177	82,557	429	427,749
VIP Growth Portfolio Investor Class	400,697	26,986	117,906	484	358,462
VIP High Income Portfolio Investor Class	719,740	4,024	61,641	3,988	689,725
VIP Investment Grade Bond Portfolio Investor Class	8,218,190	485,987	580,452	31,014	8,268,793
VIP Mid Cap Portfolio Investor Class	115,197	4,815	20,569	162	104,356
VIP Overseas Portfolio Investor Class	674,479	32	189,051	--	601,078
VIP Value Portfolio Investor Class	312,052	1,015	57,803	609	274,809
VIP Value Strategies Portfolio Investor Class	151,076	31,210	29,824	382	134,954
Total	$14,178,041	$687,311	$1,491,150	$43,620	$13,810,803

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $13,191,859) — See accompanying schedule		$13,810,803
Receivable for investments sold		32,872
Total assets		13,843,675
Liabilities
Payable for investments purchased	$32,645
Payable for fund shares redeemed	225
Total liabilities		32,870
Net Assets		$13,810,805
Net Assets consist of:
Paid in capital		$13,032,651
Undistributed net investment income		43,620
Accumulated undistributed net realized gain (loss) on investments		115,590
Net unrealized appreciation (depreciation) on investments		618,944
Net Assets, for 1,240,719 shares outstanding		$13,810,805
Net Asset Value, offering price and redemption price per share ($13,810,805 ÷ 1,240,719 shares)		$11.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$43,620
Expenses
Independent trustees' fees and expenses	$27
Total expenses before reductions	27
Expense reductions	(27)	–
Net investment income (loss)		43,620
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	59,572
Capital gain distributions from underlying funds	128,832
Total net realized gain (loss)		188,404
Change in net unrealized appreciation (depreciation) on underlying funds		377,028
Net gain (loss)		565,432
Net increase (decrease) in net assets resulting from operations		$609,052

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,620	$269,646
Net realized gain (loss)	188,404	110,478
Change in net unrealized appreciation (depreciation)	377,028	305,791
Net increase (decrease) in net assets resulting from operations	609,052	685,915
Distributions to shareholders from net investment income	–	(271,204)
Distributions to shareholders from net realized gain	(122,640)	(256,261)
Total distributions	(122,640)	(527,465)
Share transactions
Proceeds from sales of shares	–	1,395,743
Reinvestment of distributions	122,640	527,465
Cost of shares redeemed	(976,308)	(1,539,041)
Net increase (decrease) in net assets resulting from share transactions	(853,668)	384,167
Total increase (decrease) in net assets	(367,256)	542,617
Net Assets
Beginning of period	14,178,061	13,635,444
End of period	$13,810,805	$14,178,061
Other Information
Undistributed net investment income end of period	$43,620	$–
Shares
Sold	–	129,750
Issued in reinvestment of distributions	11,324	50,452
Redeemed	(88,559)	(142,283)
Net increase (decrease)	(77,235)	37,919

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Lifetime Income I Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.65	$11.01	$10.95	$10.26	$9.65
Income from Investment Operations
Net investment income (loss)A	.03	.21	.23	.21	.19	.20
Net realized and unrealized gain (loss)	.43	.31	(.27)	.29	.83	.80
Total from investment operations	.46	.52	(.04)	.50	1.02	1.00
Distributions from net investment income	–	(.21)	(.24)	(.20)	(.20)	(.20)
Distributions from net realized gain	(.09)	(.20)	(.09)	(.25)	(.13)	(.19)
Total distributions	(.09)	(.41)	(.32)B	(.44)C	(.33)	(.39)
Net asset value, end of period	$11.13	$10.76	$10.65	$11.01	$10.95	$10.26
Total ReturnD,E,F	4.34%	5.05%	(.35)%	4.68%	9.96%	10.42%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.62%J	1.90%	2.05%	1.89%	1.81%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$13,811	$14,178	$13,635	$14,663	$12,991	$12,037
Portfolio turnover rateG	10%J	18%	12%	12%	22%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.088 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.248 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	38.5	38.9
VIP Government Money Market Portfolio Investor Class 0.71%	11.4	10.9
VIP Overseas Portfolio Investor Class	9.5	9.7
VIP Growth & Income Portfolio Investor Class	6.9	7.0
VIP Equity-Income Portfolio Investor Class	6.1	6.1
VIP Growth Portfolio Investor Class	5.9	5.8
VIP Contrafund Portfolio Investor Class	5.8	5.8
VIP High Income Portfolio Investor Class	5.0	5.1
VIP Value Portfolio Investor Class	4.5	4.5
VIP Emerging Markets Portfolio Investor Class	2.5	2.4
	96.1	96.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.1%
International Equity Funds	12.0%
Bond Funds	43.5%
Short-Term Funds	11.4%

Six months ago
Domestic Equity Funds	33.0%
International Equity Funds	12.1%
Bond Funds	44.0%
Short-Term Funds	10.9%

VIP Freedom Lifetime Income® II Portfolio

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	57,410	$2,031,154
VIP Equity-Income Portfolio Investor Class (a)	95,589	2,143,107
VIP Growth & Income Portfolio Investor Class (a)	117,549	2,450,892
VIP Growth Portfolio Investor Class (a)	31,078	2,070,086
VIP Mid Cap Portfolio Investor Class (a)	16,992	600,331
VIP Value Portfolio Investor Class (a)	101,013	1,583,890
VIP Value Strategies Portfolio Investor Class (a)	56,366	776,727
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,664,798)		11,656,187

International Equity Funds - 12.0%
VIP Emerging Markets Portfolio Investor Class (a)	83,759	866,910
VIP Overseas Portfolio Investor Class (a)	158,804	3,352,345
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,664,021)		4,219,255

Bond Funds - 43.5%
VIP High Income Portfolio Investor Class (a)	315,157	1,755,422
VIP Investment Grade Bond Portfolio Investor Class (a)	1,057,655	13,548,567
TOTAL BOND FUNDS
(Cost $15,247,991)		15,303,989

Short-Term Funds - 11.4%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $4,030,698)	4,030,698	4,030,698
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $32,607,508)		35,210,129
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$35,210,132

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,957,270	$138,944	$205,389	$3,988	$2,031,154
VIP Emerging Markets Portfolio Investor Class	814,237	25,843	159,325	1,355	866,910
VIP Equity-Income Portfolio Investor Class	2,075,331	167,805	154,080	2,535	2,143,107
VIP Government Money Market Portfolio Investor Class 0.71%	3,697,673	552,926	219,900	9,073	4,030,698
VIP Growth & Income Portfolio Investor Class	2,367,908	176,429	186,273	2,100	2,450,892
VIP Growth Portfolio Investor Class	1,965,053	191,436	338,041	2,368	2,070,086
VIP High Income Portfolio Investor Class	1,717,108	69,030	97,326	9,504	1,755,422
VIP Investment Grade Bond Portfolio Investor Class	13,182,658	889,394	754,736	49,694	13,548,567
VIP Mid Cap Portfolio Investor Class	564,866	50,717	41,459	793	600,331
VIP Overseas Portfolio Investor Class	3,284,173	96,442	619,200	--	3,352,345
VIP Value Portfolio Investor Class	1,529,673	89,367	134,867	2,982	1,583,890
VIP Value Strategies Portfolio Investor Class	740,710	190,017	70,730	1,868	776,727
Total	$33,896,660	$2,638,350	$2,981,326	$86,260	$35,210,129

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $32,607,508) — See accompanying schedule		$35,210,129
Cash		3
Receivable for investments sold		6,557
Total assets		35,216,689
Liabilities
Payable for investments purchased	$5,977
Payable for fund shares redeemed	580
Total liabilities		6,557
Net Assets		$35,210,132
Net Assets consist of:
Paid in capital		$32,253,304
Undistributed net investment income		86,260
Accumulated undistributed net realized gain (loss) on investments		267,947
Net unrealized appreciation (depreciation) on investments		2,602,621
Net Assets, for 2,849,918 shares outstanding		$35,210,132
Net Asset Value, offering price and redemption price per share ($35,210,132 ÷ 2,849,918 shares)		$12.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$86,260
Expenses
Independent trustees' fees and expenses	$64
Total expenses before reductions	64
Expense reductions	(64)	–
Net investment income (loss)		86,260
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(18,646)
Capital gain distributions from underlying funds	509,487
Total net realized gain (loss)		490,841
Change in net unrealized appreciation (depreciation) on underlying funds		1,675,090
Net gain (loss)		2,165,931
Net increase (decrease) in net assets resulting from operations		$2,252,191

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,260	$575,236
Net realized gain (loss)	490,841	427,307
Change in net unrealized appreciation (depreciation)	1,675,090	804,519
Net increase (decrease) in net assets resulting from operations	2,252,191	1,807,062
Distributions to shareholders from net investment income	–	(579,748)
Distributions to shareholders from net realized gain	(414,788)	(527,727)
Total distributions	(414,788)	(1,107,475)
Share transactions
Proceeds from sales of shares	1,006,161	4,134,149
Reinvestment of distributions	414,788	1,107,475
Cost of shares redeemed	(1,944,915)	(2,392,038)
Net increase (decrease) in net assets resulting from share transactions	(523,966)	2,849,586
Total increase (decrease) in net assets	1,313,437	3,549,173
Net Assets
Beginning of period	33,896,695	30,347,522
End of period	$35,210,132	$33,896,695
Other Information
Undistributed net investment income end of period	$86,260	$–
Shares
Sold	83,956	354,202
Issued in reinvestment of distributions	35,003	98,848
Redeemed	(162,012)	(206,893)
Net increase (decrease)	(43,053)	246,157

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Lifetime Income II Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$11.47	$11.76	$11.43	$10.36	$9.55
Income from Investment Operations
Net investment income (loss)A	.03	.21	.24	.23	.20	.21
Net realized and unrealized gain (loss)	.75	.44	(.27)	.35	1.12	.90
Total from investment operations	.78	.65	(.03)	.58	1.32	1.11
Distributions from net investment income	–	(.20)	(.24)	(.21)	(.21)	(.21)
Distributions from net realized gain	(.15)	(.20)	(.03)	(.04)	(.05)	(.09)
Total distributions	(.15)	(.40)	(.26)B	(.25)	(.25)C	(.30)
Net asset value, end of period	$12.35	$11.72	$11.47	$11.76	$11.43	$10.36
Total ReturnD,E,F	6.66%	5.90%	(.23)%	5.06%	12.76%	11.60%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.50%J	1.84%	2.06%	1.97%	1.86%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$35,210	$33,897	$30,348	$29,531	$23,071	$19,722
Portfolio turnover rateG	15%J	16%	14%	9%	13%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.238 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.045 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	29.5	28.1
VIP Overseas Portfolio Investor Class	12.9	13.4
VIP Growth & Income Portfolio Investor Class	9.4	9.7
VIP Equity-Income Portfolio Investor Class	8.2	8.5
VIP Growth Portfolio Investor Class	7.9	8.0
VIP Contrafund Portfolio Investor Class	7.8	8.0
VIP High Income Portfolio Investor Class	6.9	7.1
VIP Value Portfolio Investor Class	6.0	6.3
VIP Emerging Markets Portfolio Investor Class	3.3	3.4
VIP Value Strategies Portfolio Investor Class	2.9	3.0
	94.8	95.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.5%
International Equity Funds	16.2%
Bond Funds	36.4%
Short-Term Funds	2.9%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	16.8%
Bond Funds	35.2%
Short-Term Funds	2.2%

VIP Freedom Lifetime Income® III Portfolio

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	69,494	$2,458,690
VIP Equity-Income Portfolio Investor Class (a)	115,970	2,600,036
VIP Growth & Income Portfolio Investor Class (a)	142,626	2,973,761
VIP Growth Portfolio Investor Class (a)	37,413	2,492,067
VIP Mid Cap Portfolio Investor Class (a)	20,463	722,953
VIP Value Portfolio Investor Class (a)	121,769	1,909,333
VIP Value Strategies Portfolio Investor Class (a)	67,918	935,908
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,148,536)		14,092,748

International Equity Funds - 16.2%
VIP Emerging Markets Portfolio Investor Class (a)	101,802	1,053,649
VIP Overseas Portfolio Investor Class (a)	193,011	4,074,467
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,431,415)		5,128,116

Bond Funds - 36.4%
VIP High Income Portfolio Investor Class (a)	389,133	2,167,470
VIP Investment Grade Bond Portfolio Investor Class (a)	729,110	9,339,895
TOTAL BOND FUNDS
(Cost $11,474,696)		11,507,365

Short-Term Funds - 2.9%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $903,355)	903,355	903,355
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $28,958,002)		31,631,584
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$31,631,585

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,246,867	$258,774	$214,416	$4,740	$2,458,690
VIP Emerging Markets Portfolio Investor Class	935,244	71,160	175,037	1,611	1,053,649
VIP Equity-Income Portfolio Investor Class	2,382,199	284,585	130,898	3,015	2,600,036
VIP Government Money Market Portfolio Investor Class 0.71%	633,736	296,876	27,257	1,854	903,355
VIP Growth & Income Portfolio Investor Class	2,718,041	309,110	163,716	2,497	2,973,761
VIP Growth Portfolio Investor Class	2,256,268	325,938	390,971	2,816	2,492,067
VIP High Income Portfolio Investor Class	1,998,435	159,436	71,626	11,457	2,167,470
VIP Investment Grade Bond Portfolio Investor Class	7,884,126	1,603,543	299,083	30,825	9,339,895
VIP Mid Cap Portfolio Investor Class	648,479	84,792	41,422	943	722,953
VIP Overseas Portfolio Investor Class	3,771,393	274,289	681,400	--	4,074,467
VIP Value Portfolio Investor Class	1,755,819	171,488	136,993	3,545	1,909,333
VIP Value Strategies Portfolio Investor Class	850,287	257,673	73,098	2,220	935,908
Total	$28,080,894	$4,097,664	$2,405,917	$65,523	$31,631,584

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $28,958,002) — See accompanying schedule		$31,631,584
Cash		1
Receivable for investments sold		74,965
Total assets		31,706,550
Liabilities
Payable for investments purchased	$74,443
Payable for fund shares redeemed	522
Total liabilities		74,965
Net Assets		$31,631,585
Net Assets consist of:
Paid in capital		$28,546,626
Undistributed net investment income		65,523
Accumulated undistributed net realized gain (loss) on investments		345,854
Net unrealized appreciation (depreciation) on investments		2,673,582
Net Assets, for 2,518,112 shares outstanding		$31,631,585
Net Asset Value, offering price and redemption price per share ($31,631,585 ÷ 2,518,112 shares)		$12.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$65,523
Expenses
Independent trustees' fees and expenses	$56
Total expenses before reductions	56
Expense reductions	(56)	–
Net investment income (loss)		65,523
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	1,556
Capital gain distributions from underlying funds	572,144
Total net realized gain (loss)		573,700
Change in net unrealized appreciation (depreciation) on underlying funds		1,857,383
Net gain (loss)		2,431,083
Net increase (decrease) in net assets resulting from operations		$2,496,606

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,523	$480,153
Net realized gain (loss)	573,700	513,489
Change in net unrealized appreciation (depreciation)	1,857,383	700,735
Net increase (decrease) in net assets resulting from operations	2,496,606	1,694,377
Distributions to shareholders from net investment income	–	(481,855)
Distributions to shareholders from net realized gain	(571,011)	(622,404)
Total distributions	(571,011)	(1,104,259)
Share transactions
Proceeds from sales of shares	1,978,727	6,572,340
Reinvestment of distributions	571,011	1,104,259
Cost of shares redeemed	(924,648)	(1,365,643)
Net increase (decrease) in net assets resulting from share transactions	1,625,090	6,310,956
Total increase (decrease) in net assets	3,550,685	6,901,074
Net Assets
Beginning of period	28,080,900	21,179,826
End of period	$31,631,585	$28,080,900
Other Information
Undistributed net investment income end of period	$65,523	$–
Shares
Sold	164,429	572,132
Issued in reinvestment of distributions	47,904	100,721
Redeemed	(75,865)	(118,190)
Net increase (decrease)	136,468	554,663

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Lifetime Income III Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$11.59	$11.91	$11.74	$9.99	$8.92
Income from Investment Operations
Net investment income (loss)A	.03	.23	.27	.25	.23	.23
Net realized and unrealized gain (loss)	.97	.51	(.30)	.37	1.81	1.12
Total from investment operations	1.00	.74	(.03)	.62	2.04	1.35
Distributions from net investment income	–	(.21)	(.24)	(.22)	(.20)	(.22)
Distributions from net realized gain	(.23)	(.33)	(.05)	(.23)	(.09)	(.07)
Total distributions	(.23)	(.54)	(.29)	(.45)	(.29)	(.28)B
Net asset value, end of period	$12.56	$11.79	$11.59	$11.91	$11.74	$9.99
Total ReturnC,D,E	8.62%	6.83%	(.27)%	5.30%	20.43%	15.20%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.43%I	1.95%	2.23%	2.07%	2.07%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$31,632	$28,081	$21,180	$17,037	$12,661	$8,319
Portfolio turnover rateF	16%I	15%	12%	18%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Freedom Lifetime Income I	$13,237,969	$697,023	$(124,189)	$572,834
VIP Freedom Lifetime Income II	32,805,604	2,781,890	(377,365)	2,404,525
VIP Freedom Lifetime Income III	29,144,323	2,839,091	(351,830)	2,487,261

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	687,311	1,491,150
VIP Freedom Lifetime Income II	2,638,350	2,981,326
VIP Freedom Lifetime Income III	4,097,664	2,405,917

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Lifetime Income I	-%	$27
VIP Freedom Lifetime Income II	-%	$64
VIP Freedom Lifetime Income III	-%	$56

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of all the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
VIP Freedom Lifetime Income I	- %
Actual		$1,000.00	$1,043.40	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Freedom Lifetime Income II	- %
Actual		$1,000.00	$1,066.60	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Freedom Lifetime Income III	- %
Actual		$1,000.00	$1,086.20	$-
Hypothetical-C		$1,000.00	$1,024.79	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

VIPFLI-SANN-0817
1.816202.111

Fidelity® Variable Insurance Products: FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio Semi-Annual Report June 30, 2017

Contents

VIP FundsManager® 20% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	44.0	42.8
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.87%	15.7	15.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	15.1	13.6
Fidelity Technology Portfolio	3.1	2.2
Fidelity Overseas Fund	2.9	1.7
Fidelity Floating Rate High Income Fund	1.6	2.3
Fidelity International Index Fund Premium Class	1.3	1.0
Fidelity Financial Services Portfolio	1.0	0.9
Fidelity Biotechnology Portfolio	0.9	0.5
Fidelity Medical Equipment and Systems Portfolio	0.9	1.1
	86.5	81.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	13.6%
International Equity Funds	8.7%
Bond Funds	46.9%
Short-Term Funds	30.8%

Six months ago
Domestic Equity Funds	16.7%
International Equity Funds	6.2%
Bond Funds	47.9%
Short-Term Funds	29.2%

VIP FundsManager® 20% Portfolio

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.6%
	Shares	Value
Fidelity Air Transportation Portfolio (a)	14,009	$1,114,422
Fidelity Banking Portfolio (a)	112,361	3,678,711
Fidelity Biotechnology Portfolio (a)(b)	33,195	7,007,709
Fidelity Blue Chip Growth Fund (a)	874	70,342
Fidelity Brokerage and Investment Management Portfolio (a)	23,606	1,751,331
Fidelity Chemicals Portfolio (a)	16,496	2,626,713
Fidelity Commodity Strategy Fund (a)(b)	353,579	3,511,039
Fidelity Consumer Discretionary Portfolio (a)	159,170	6,139,196
Fidelity Consumer Staples Portfolio (a)	59,489	5,888,243
Fidelity Defense and Aerospace Portfolio (a)	31,195	4,429,936
Fidelity Dividend Growth Fund (a)	718	24,839
Fidelity Energy Portfolio (a)	106,083	4,092,679
Fidelity Energy Service Portfolio (a)	31,213	1,376,171
Fidelity Environmental and Alternative Energy Portfolio (a)	1,803	44,741
Fidelity Equity Dividend Income Fund (a)	5,000	139,389
Fidelity Equity-Income Fund (a)	8,934	529,691
Fidelity Extended Market Index Fund Premium Class (a)	345	20,311
Fidelity Financial Services Portfolio (a)	75,485	7,749,314
Fidelity Global Commodity Stock Fund (a)	183,482	2,051,332
Fidelity Gold Portfolio (a)	7,243	146,674
Fidelity Health Care Portfolio (a)	13,334	2,992,630
Fidelity Health Care Services Portfolio (a)	9,043	835,418
Fidelity Industrial Equipment Portfolio (a)	40,959	1,631,416
Fidelity Insurance Portfolio (a)	43,898	3,640,453
Fidelity Large Cap Stock Fund (a)	1,862	57,567
Fidelity Leisure Portfolio (a)	8,965	1,417,127
Fidelity Materials Portfolio (a)	960	79,402
Fidelity Medical Equipment and Systems Portfolio (a)	139,201	6,440,824
Fidelity Multimedia Portfolio (a)	20,536	1,646,384
Fidelity Natural Gas Portfolio (a)	156	3,635
Fidelity OTC Portfolio (a)	342	35,192
Fidelity Real Estate Investment Portfolio (a)	28,742	1,219,245
Fidelity Retailing Portfolio (a)	1,358	161,973
Fidelity Semiconductors Portfolio (a)	4,524	461,169
Fidelity Small Cap Value Fund (a)	18,095	349,415
Fidelity Software and IT Services Portfolio (a)	280	41,700
Fidelity Stock Selector Large Cap Value Fund (a)	6,997	135,388
Fidelity Technology Portfolio (a)	140,811	22,667,700
Fidelity Telecom and Utilities Fund (a)	11,212	290,159
Fidelity Telecommunications Portfolio (a)	15,621	1,042,678
Fidelity Transportation Portfolio (a)	22,331	2,131,764
Fidelity Utilities Portfolio (a)	13,072	1,040,370
Fidelity Value Discovery Fund (a)	16,019	440,206
TOTAL DOMESTIC EQUITY FUNDS
(Cost $79,110,591)		101,154,598

International Equity Funds - 8.7%
Fidelity Canada Fund (a)	3,637	183,432
Fidelity Diversified International Fund (a)	70,595	2,733,427
Fidelity Emerging Asia Fund (a)	41,550	1,617,135
Fidelity Emerging Markets Fund (a)	145,557	4,053,753
Fidelity Europe Fund (a)	56,662	2,254,028
Fidelity International Capital Appreciation Fund (a)	146,075	2,820,716
Fidelity International Discovery Fund (a)	19,356	833,283
Fidelity International Enhanced Index Fund (a)	117,851	1,098,370
Fidelity International Index Fund Premium Class (a)	237,903	9,623,161
Fidelity International Real Estate Fund (a)	1,228	13,385
Fidelity International Small Cap Fund (a)	215,719	5,953,846
Fidelity International Small Cap Opportunities Fund (a)	273,828	4,797,461
Fidelity Japan Fund (a)	217,257	3,009,012
Fidelity Japan Smaller Companies Fund (a)	142,426	2,409,845
Fidelity Nordic Fund (a)	2,967	158,202
Fidelity Overseas Fund (a)	456,786	21,423,247
Fidelity Pacific Basin Fund (a)	63,224	2,005,467
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $56,036,798)		64,987,770

Bond Funds - 46.9%
Fidelity Floating Rate High Income Fund (a)	1,242,631	11,978,966
Fidelity Focused High Income Fund (a)	31	265
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	175,345	1,709,616
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	282,236	3,702,934
Fidelity New Markets Income Fund (a)	232,732	3,772,593
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	28,216,384	327,310,055
TOTAL BOND FUNDS
(Cost $338,319,658)		348,474,429

Short-Term Funds - 30.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (a)(c)	112,139,727	112,139,727
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.87% (a)(c)	116,905,282	116,905,282
TOTAL SHORT-TERM FUNDS
(Cost $229,045,009)		229,045,009
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $702,512,056)		743,661,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125,112)
NET ASSETS - 100%		$743,536,694

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$217,023	$834,961	$--	$902	$1,114,422
Fidelity Banking Portfolio	5,859,884	1,019	2,191,539	1,019	3,678,711
Fidelity Biotechnology Portfolio	3,995,109	2,116,208	134,143	--	7,007,709
Fidelity Blue Chip Growth Fund	78,789	363,603	405,215	--	70,342
Fidelity Brokerage and Investment Management Portfolio	--	1,638,612	--	464	1,751,331
Fidelity Canada Fund	431,959	9,972	264,628	--	183,432
Fidelity Chemicals Portfolio	4,668,023	287,529	2,686,102	1,341	2,626,713
Fidelity Commodity Strategy Fund	--	3,535,790	--	--	3,511,039
Fidelity Construction and Housing Portfolio	135,549	--	137,245	--	--
Fidelity Consumer Discretionary Portfolio	9,184,960	300,000	4,159,335	--	6,139,196
Fidelity Consumer Staples Portfolio	7,454,481	181,061	2,467,865	14,299	5,888,243
Fidelity Defense and Aerospace Portfolio	4,323,196	165,293	474,687	3,562	4,429,936
Fidelity Diversified International Fund	144,810	2,542,666	186,886	--	2,733,427
Fidelity Dividend Growth Fund	23,130	--	--	--	24,839
Fidelity Emerging Asia Fund	1,838,989	--	572,530	--	1,617,135
Fidelity Emerging Markets Fund	3,077,400	191,049	--	--	4,053,753
Fidelity Energy Portfolio	7,227,726	412,352	2,610,624	--	4,092,679
Fidelity Energy Service Portfolio	914,248	1,125,116	230,589	--	1,376,171
Fidelity Environmental and Alternative Energy Portfolio	39,354	1,337	--	79	44,741
Fidelity Equity Dividend Income Fund	747,422	613,651	1,253,978	274	139,389
Fidelity Equity-Income Fund	--	605,767	74,590	--	529,691
Fidelity Europe Fund	154,384	1,952,680	--	--	2,254,028
Fidelity Extended Market Index Fund Premium Class	18,920	234	--	36	20,311
Fidelity Financial Services Portfolio	6,733,933	1,982,184	1,212,956	3,461	7,749,314
Fidelity Floating Rate High Income Fund	17,235,740	619,277	5,883,624	307,970	11,978,966
Fidelity Focused High Income Fund	254	5	--	5	265
Fidelity Global Commodity Stock Fund	2,019,156	171,079	115,291	--	2,051,332
Fidelity Gold Portfolio	138,494	333	--	--	146,674
Fidelity Health Care Portfolio	$3,540,892	$2,890,182	$4,170,516	$--	$2,992,630
Fidelity Health Care Services Portfolio	--	825,187	--	--	835,418
Fidelity Industrial Equipment Portfolio	2,440,483	87,612	943,530	4,925	1,631,416
Fidelity Industrials Portfolio	2,323,025	12,484	2,397,252	587	--
Fidelity Inflation-Protected Bond Index Fund Institutional Class	15,155,316	157,567	13,810,201	5,058	1,709,616
Fidelity Insurance Portfolio	7,140,619	1,223,759	5,009,569	3,908	3,640,453
Fidelity International Capital Appreciation Fund	2,601,628	--	280,000	--	2,820,716
Fidelity International Discovery Fund	414,483	654,812	347,618	--	833,283
Fidelity International Enhanced Index Fund	--	1,016,408	--	--	1,098,370
Fidelity International Index Fund Premium Class	7,080,181	1,453,272	--	5,592	9,623,161
Fidelity International Real Estate Fund	11,653	--	--	--	13,385
Fidelity International Small Cap Fund	7,733,455	109,419	3,261,200	--	5,953,846
Fidelity International Small Cap Opportunities Fund	2,531,502	2,000,000	212,658	--	4,797,461
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	101,890,397	23,999,556	13,750,226	298,039	112,139,727
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.87%	116,570,396	334,886	--	334,886	116,905,282
Fidelity IT Services Portfolio	65,643	--	68,478	--	--
Fidelity Japan Fund	2,486,628	124,140	--	--	3,009,012
Fidelity Japan Smaller Companies Fund	2,086,539	--	--	--	2,409,845
Fidelity Large Cap Stock Fund	1,276,920	195,261	1,462,956	436	57,567
Fidelity Leisure Portfolio	--	1,428,409	--	--	1,417,127
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,805,127	1,922,998	114,218	30,875	3,702,934
Fidelity Materials Portfolio	119,193	896	50,000	139	79,402
Fidelity Medical Equipment and Systems Portfolio	8,268,474	2,431,547	5,859,170	--	6,440,824
Fidelity Multimedia Portfolio	744,989	825,824	--	--	1,646,384
Fidelity Natural Gas Portfolio	4,608	15	--	--	3,635
Fidelity New Markets Income Fund	3,949,714	584,481	898,767	94,743	3,772,593
Fidelity Nordic Fund	1,250,724	--	1,150,309	--	158,202
Fidelity OTC Portfolio	71,053	266,357	325,824	--	35,192
Fidelity Overseas Fund	12,997,931	5,654,066	37,586	--	21,423,247
Fidelity Pacific Basin Fund	1,672,908	--	--	--	2,005,467
Fidelity Real Estate Investment Portfolio	2,932,384	6,511	1,735,303	6,504	1,219,245
Fidelity Retailing Portfolio	2,789,498	--	2,780,685	--	161,973
Fidelity Semiconductors Portfolio	5,490,805	176,078	5,709,666	12,228	461,169
Fidelity Series Commodity Strategy Fund	3,652,915	127,462	3,594,023	--	--
Fidelity Small Cap Value Fund	137,907	203,261	--	--	349,415
Fidelity Software and IT Services Portfolio	5,570,581	29,853	6,120,579	--	41,700
Fidelity Stock Selector Large Cap Value Fund	171,165	103,263	146,067	67	135,388
Fidelity Technology Portfolio	16,396,670	3,821,892	1,597,533	--	22,667,700
Fidelity Telecom and Utilities Fund	--	297,643	--	--	290,159
Fidelity Telecommunications Portfolio	3,838,407	265,984	2,964,601	8,973	1,042,678
Fidelity Transportation Portfolio	1,965,389	46,386	--	3,092	2,131,764
Fidelity U.S. Bond Index Fund Institutional Premium Class	319,312,189	24,884,480	19,805,869	3,978,413	327,310,055
Fidelity Utilities Portfolio	1,633,602	407,592	1,147,028	--	1,040,370
Fidelity Value Discovery Fund	--	723,236	296,240	--	440,206
Total	$746,788,926	$98,944,557	$125,109,499	$5,121,877	$743,661,806

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $702,512,056) — See accompanying schedule		$743,661,806
Cash		3
Receivable for investments sold		616,432
Receivable for fund shares sold		603,517
Total assets		744,881,758
Liabilities
Payable for investments purchased	$1,192,274
Payable for fund shares redeemed	27,676
Accrued management fee	124,119
Distribution and service plan fees payable	995
Total liabilities		1,345,064
Net Assets		$743,536,694
Net Assets consist of:
Paid in capital		$687,605,804
Undistributed net investment income		4,393,266
Accumulated undistributed net realized gain (loss) on investments		10,387,874
Net unrealized appreciation (depreciation) on investments		41,149,750
Net Assets		$743,536,694
Service Class:
Net Asset Value, offering price and redemption price per share ($62,065 ÷ 5,422 shares)		$11.45
Service Class 2:
Net Asset Value, offering price and redemption price per share ($7,942,272 ÷ 695,940 shares)		$11.41
Investor Class:
Net Asset Value, offering price and redemption price per share ($735,532,357 ÷ 64,273,699 shares)		$11.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,121,877
Expenses
Management fee	$922,115
Distribution and service plan fees	9,773
Independent trustees' fees and expenses	1,388
Total expenses before reductions	933,276
Expense reductions	(188,639)	744,637
Net investment income (loss)		4,377,240
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	9,655,855
Capital gain distributions from underlying funds	1,431,319
Total net realized gain (loss)		11,087,174
Change in net unrealized appreciation (depreciation) on underlying funds		13,381,965
Net gain (loss)		24,469,139
Net increase (decrease) in net assets resulting from operations		$28,846,379

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,377,240	$9,357,962
Net realized gain (loss)	11,087,174	2,694,630
Change in net unrealized appreciation (depreciation)	13,381,965	8,292,412
Net increase (decrease) in net assets resulting from operations	28,846,379	20,345,004
Distributions to shareholders from net investment income	–	(9,356,440)
Distributions to shareholders from net realized gain	(1,981,684)	(9,720,501)
Total distributions	(1,981,684)	(19,076,941)
Share transactions - net increase (decrease)	(29,990,423)	10,967,655
Total increase (decrease) in net assets	(3,125,728)	12,235,718
Net Assets
Beginning of period	746,662,422	734,426,704
End of period	$743,536,694	$746,662,422
Other Information
Undistributed net investment income end of period	$4,393,266	$16,026

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 20% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.02	$11.51	$11.33	$11.10	$10.68
Income from Investment Operations
Net investment income (loss)A	.07	.14	.13	.15	.14	.17
Net realized and unrealized gain (loss)	.37	.17	(.13)	.32	.47	.44
Total from investment operations	.44	.31	–B	.47	.61	.61
Distributions from net investment income	–	(.14)	(.13)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.03)	(.15)	(.36)	(.15)	(.24)	(.03)
Total distributions	(.03)	(.29)	(.49)	(.29)C	(.38)	(.19)
Net asset value, end of period	$11.45	$11.04	$11.02	$11.51	$11.33	$11.10
Total ReturnD,E,F	3.99%	2.83%	(.03)%	4.21%	5.53%	5.68%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.19%I	1.25%	1.16%	1.31%	1.23%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$60	$62	$68	$72	$71
Portfolio turnover rateG	27%I	58%	44%	28%	25%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 20% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.00	$11.49	$11.32	$11.08	$10.67
Income from Investment Operations
Net investment income (loss)A	.06	.12	.11	.13	.12	.15
Net realized and unrealized gain (loss)	.37	.17	(.12)	.32	.48	.43
Total from investment operations	.43	.29	(.01)	.45	.60	.58
Distributions from net investment income	–	(.13)	(.12)	(.13)	(.12)	(.14)
Distributions from net realized gain	(.03)	(.15)	(.36)	(.15)	(.24)	(.03)
Total distributions	(.03)	(.28)	(.48)	(.28)	(.36)	(.17)
Net asset value, end of period	$11.41	$11.01	$11.00	$11.49	$11.32	$11.08
Total ReturnB,C,D	3.91%	2.66%	(.17)%	3.98%	5.46%	5.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.04%G	1.10%	1.01%	1.16%	1.08%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$7,942	$7,529	$1,454	$1,426	$1,197	$1,274
Portfolio turnover rateE	27%G	58%	44%	28%	25%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 20% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.01	$11.50	$11.33	$11.09	$10.68
Income from Investment Operations
Net investment income (loss)A	.07	.14	.13	.15	.14	.17
Net realized and unrealized gain (loss)	.36	.18	(.13)	.31	.48	.43
Total from investment operations	.43	.32	–B	.46	.62	.60
Distributions from net investment income	–	(.14)	(.13)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.03)	(.15)	(.36)	(.15)	(.24)	(.03)
Total distributions	(.03)	(.29)	(.49)	(.29)C	(.38)	(.19)
Net asset value, end of period	$11.44	$11.04	$11.01	$11.50	$11.33	$11.09
Total ReturnD,E,F	3.90%	2.93%	(.03)%	4.12%	5.62%	5.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.19%I	1.25%	1.16%	1.31%	1.23%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$735,532	$739,074	$732,911	$760,583	$694,546	$650,963
Portfolio turnover rateG	27%I	58%	44%	28%	25%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	33.4	32.9
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	11.3	8.9
Fidelity Technology Portfolio	7.8	4.8
Fidelity Overseas Fund	5.1	3.8
Fidelity Health Care Portfolio	2.7	2.5
Fidelity Financial Services Portfolio	2.7	2.5
Fidelity Consumer Discretionary Portfolio	2.3	2.7
Fidelity International Index Fund Institutional Class	2.2	2.0
Fidelity Diversified International Fund	2.2	2.1
Fidelity Consumer Staples Portfolio	2.0	2.2
	71.7	64.4

Asset Allocation (% of fund's net assets)

Period end
Net Other Assets	0.1%
Domestic Equity Funds	34.3%
International Equity Funds	18.0%
Bond Funds	36.3%
Short-Term Funds	11.3%

Six months ago
Domestic Equity Funds	38.2%
International Equity Funds	15.0%
Bond Funds	37.9%
Short-Term Funds	8.9%

VIP FundsManager® 50% Portfolio

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.3%
	Shares	Value
Fidelity 500 Index Fund Premium Class (a)	3,205	$272,839
Fidelity Air Transportation Portfolio (a)	266,857	21,228,450
Fidelity Banking Portfolio (a)	3,113,904	101,949,233
Fidelity Biotechnology Portfolio (a)(b)	406,797	85,879,020
Fidelity Blue Chip Growth Fund (a)	4,882	392,736
Fidelity Blue Chip Value Fund (a)	601,679	11,034,791
Fidelity Brokerage and Investment Management Portfolio (a)	244,542	18,142,567
Fidelity Chemicals Portfolio (a)	336,541	53,587,397
Fidelity Commodity Strategy Fund (a)(b)	3,092,895	30,712,450
Fidelity Computers Portfolio (a)	4,177	353,722
Fidelity Construction and Housing Portfolio (a)	406,121	25,516,561
Fidelity Consumer Discretionary Portfolio (a)	3,913,817	150,955,924
Fidelity Consumer Finance Portfolio (a)	52,479	743,633
Fidelity Consumer Staples Portfolio (a)	1,349,442	133,567,785
Fidelity Contrafund (a)	1,104	126,138
Fidelity Defense and Aerospace Portfolio (a)	482,675	68,544,658
Fidelity Dividend Growth Fund (a)	5,779	199,892
Fidelity Energy Portfolio (a)	2,198,417	84,814,925
Fidelity Energy Service Portfolio (a)	602,340	26,557,156
Fidelity Environmental and Alternative Energy Portfolio (a)	70,888	1,759,441
Fidelity Equity Dividend Income Fund (a)	363,923	10,146,177
Fidelity Equity-Income Fund (a)	138,220	8,195,084
Fidelity Financial Services Portfolio (a)	1,704,489	174,982,793
Fidelity Global Commodity Stock Fund (a)	1,547,757	17,303,922
Fidelity Gold Portfolio (a)	6,111	123,757
Fidelity Growth Company Fund (a)	1,602	260,632
Fidelity Health Care Portfolio (a)	788,499	176,962,889
Fidelity Health Care Services Portfolio (a)	52,300	4,831,465
Fidelity Industrial Equipment Portfolio (a)	855,720	34,083,317
Fidelity Industrials Portfolio (a)	1,775,571	59,570,398
Fidelity Insurance Portfolio (a)	698,835	57,954,359
Fidelity Large Cap Stock Fund (a)	905,460	27,987,770
Fidelity Leisure Portfolio (a)	101,589	16,059,163
Fidelity Magellan Fund (a)	163	15,578
Fidelity Materials Portfolio (a)	3,620	299,591
Fidelity Medical Equipment and Systems Portfolio (a)	2,386,284	110,413,350
Fidelity Multimedia Portfolio (a)	307,115	24,621,435
Fidelity Natural Gas Portfolio (a)	37,895	881,053
Fidelity Natural Resources Portfolio (a)	37,608	978,563
Fidelity OTC Portfolio (a)	664	68,353
Fidelity Real Estate Investment Portfolio (a)	270,232	11,463,260
Fidelity Retailing Portfolio (a)	113,256	13,510,301
Fidelity Semiconductors Portfolio (a)	255,080	26,002,896
Fidelity Small Cap Growth Fund (a)	5,692	132,398
Fidelity Small Cap Stock Fund (a)	23,522	446,686
Fidelity Small Cap Value Fund (a)	93,127	1,798,288
Fidelity Software and IT Services Portfolio (a)	593	88,229
Fidelity Stock Selector Large Cap Value Fund (a)	3,299,096	63,837,506
Fidelity Technology Portfolio (a)	3,170,653	510,411,773
Fidelity Telecom and Utilities Fund (a)	86,964	2,250,626
Fidelity Telecommunications Portfolio (a)	400,521	26,734,755
Fidelity Transportation Portfolio (a)	164,419	15,695,410
Fidelity Utilities Portfolio (a)	265,440	21,126,366
Fidelity Value Discovery Fund (a)	737,798	20,274,699
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,831,175,416)		2,255,852,160

International Equity Funds - 18.0%
Fidelity Canada Fund (a)	19,893	1,003,387
Fidelity Diversified International Fund (a)	3,646,920	141,208,754
Fidelity Emerging Asia Fund (a)	927,792	36,109,663
Fidelity Emerging Markets Fund (a)	694,530	19,342,658
Fidelity Europe Fund (a)	2,765,319	110,004,381
Fidelity International Capital Appreciation Fund (a)	1,311,239	25,320,021
Fidelity International Discovery Fund (a)	1,844,735	79,415,837
Fidelity International Enhanced Index Fund (a)	2,733,824	25,479,239
Fidelity International Index Fund Institutional Class (a)	3,613,568	146,204,973
Fidelity International Real Estate Fund (a)	16,438	179,178
Fidelity International Small Cap Fund (a)	2,656,856	73,329,238
Fidelity International Small Cap Opportunities Fund (a)	3,314,209	58,064,942
Fidelity Japan Fund (a)	2,004,962	27,768,719
Fidelity Japan Smaller Companies Fund (a)	4,045,741	68,453,942
Fidelity Nordic Fund (a)	331,912	17,697,556
Fidelity Overseas Fund (a)	7,155,127	335,575,440
Fidelity Pacific Basin Fund (a)	358,962	11,386,282
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $989,397,865)		1,176,544,210

Bond Funds - 36.3%
Fidelity Floating Rate High Income Fund (a)	10,968,030	105,731,806
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	1,443,489	14,074,014
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	3,124,757	40,996,807
Fidelity New Markets Income Fund (a)	2,101,684	34,068,305
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	188,741,655	2,189,403,198
TOTAL BOND FUNDS
(Cost $2,370,581,935)		2,384,274,130

Short-Term Funds - 11.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (a)(c)
(Cost $740,706,577)	740,706,577	740,706,577
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $5,931,861,793)		6,557,377,077
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,890,087
NET ASSETS - 100%		$6,566,267,164

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Premium Class	$249,570	$1,554	$--	$1,136	$272,839
Fidelity Air Transportation Portfolio	3,228,213	16,823,918	--	17,211	21,228,450
Fidelity Banking Portfolio	104,055,617	19,271	3,729,561	19,271	101,949,233
Fidelity Biotechnology Portfolio	41,944,342	33,474,718	1,005,688	--	85,879,020
Fidelity Blue Chip Growth Fund	16,782,049	1,707,567	19,331,169	--	392,736
Fidelity Blue Chip Value Fund	27,131,447	--	17,650,639	--	11,034,791
Fidelity Brokerage and Investment Management Portfolio	--	17,169,437	--	4,445	18,142,567
Fidelity Canada Fund	3,879,221	4,360	2,927,899	--	1,003,387
Fidelity Chemicals Portfolio	85,242,958	3,492,203	41,590,256	27,220	53,587,397
Fidelity Commodity Strategy Fund	--	30,928,952	--	--	30,712,450
Fidelity Computers Portfolio	1,168,396	26,902	1,000,000	315	353,722
Fidelity Construction and Housing Portfolio	26,588,220	771,466	3,561,884	--	25,516,561
Fidelity Consumer Discretionary Portfolio	171,405,349	2,387,532	38,482,201	--	150,955,924
Fidelity Consumer Finance Portfolio	701,339	839	--	839	743,633
Fidelity Consumer Staples Portfolio	139,005,855	2,457,887	21,738,152	294,061	133,567,785
Fidelity Contrafund	1,293,886	8,883	1,342,565	210	126,138
Fidelity Defense and Aerospace Portfolio	$54,020,556	$10,668,164	$1,474,431	$45,327	$68,544,658
Fidelity Diversified International Fund	129,527,483	25,725,840	35,664,717	--	141,208,754
Fidelity Dividend Growth Fund	186,138	--	--	--	199,892
Fidelity Emerging Asia Fund	31,034,521	--	2,297,879	--	36,109,663
Fidelity Emerging Markets Fund	14,874,494	683,618	--	--	19,342,658
Fidelity Energy Portfolio	124,120,912	8,207,022	29,515,196	--	84,814,925
Fidelity Energy Service Portfolio	19,278,754	18,005,043	3,086,549	--	26,557,156
Fidelity Environmental and Alternative Energy Portfolio	1,547,624	52,571	--	3,089	1,759,441
Fidelity Equity Dividend Income Fund	26,433,566	4,263,503	21,439,349	55,350	10,146,177
Fidelity Equity-Income Fund	--	8,858,880	658,592	--	8,195,084
Fidelity Europe Fund	76,981,504	17,636,100	--	--	110,004,381
Fidelity Financial Services Portfolio	153,956,544	18,712,238	3,948,621	73,253	174,982,793
Fidelity Floating Rate High Income Fund	127,474,793	2,607,942	24,352,138	2,331,735	105,731,806
Fidelity Focused High Income Fund	14,455	--	14,574	43	--
Fidelity Global Commodity Stock Fund	16,240,624	2,147,176	794,505	--	17,303,922
Fidelity Gold Portfolio	116,855	281	--	--	123,757
Fidelity Growth Company Fund	219,137	--	--	--	260,632
Fidelity Health Care Portfolio	157,486,394	16,780,885	29,829,237	--	176,962,889
Fidelity Health Care Services Portfolio	--	4,813,474	--	--	4,831,465
Fidelity Industrial Equipment Portfolio	41,713,050	1,267,226	9,775,000	71,229	34,083,317
Fidelity Industrials Portfolio	96,905,765	1,340,509	41,840,231	126,722	59,570,398
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	125,010,867	1,452,527	113,971,004	47,798	14,074,014
Fidelity Insurance Portfolio	99,364,695	621,661	46,769,830	100,859	57,954,359
Fidelity International Capital Appreciation Fund	25,295,025	--	4,390,000	--	25,320,021
Fidelity International Discovery Fund	69,246,416	13,619,503	16,061,446	--	79,415,837
Fidelity International Enhanced Index Fund	--	23,158,517	--	--	25,479,239
Fidelity International Index Fund Institutional Class	123,719,149	4,591,182	380,000	102,829	146,204,973
Fidelity International Real Estate Fund	156,000	--	--	--	179,178
Fidelity International Small Cap Fund	74,906,791	2,184,131	17,639,099	--	73,329,238
Fidelity International Small Cap Opportunities Fund	43,846,051	7,700,000	2,000,000	--	58,064,942
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	555,451,428	202,144,699	16,889,550	1,875,693	740,706,577
Fidelity IT Services Portfolio	412,811	--	427,291	--	--
Fidelity Japan Fund	23,157,911	997,198	--	--	27,768,719
Fidelity Japan Smaller Companies Fund	59,270,110	--	--	--	68,453,942
Fidelity Large Cap Stock Fund	30,702,635	2,153,456	6,452,901	75,277	27,987,770
Fidelity Leisure Portfolio	--	16,284,527	--	--	16,059,163
Fidelity Long-Term Treasury Bond Index Fund Premium Class	28,589,507	12,548,237	1,457,392	441,496	40,996,807
Fidelity Magellan Fund	14,042	853	--	26	15,578
Fidelity Materials Portfolio	5,687,581	3,381	5,779,168	526	299,591
Fidelity Medical Equipment and Systems Portfolio	92,407,877	24,393,711	28,599,914	--	110,413,350
Fidelity Multimedia Portfolio	13,759,157	10,758,624	1,215,449	--	24,621,435
Fidelity Nasdaq Composite Index Fund	774,368	--	844,893	--	--
Fidelity Natural Gas Portfolio	--	900,000	--	--	881,053
Fidelity Natural Resources Portfolio	--	1,000,000	--	--	978,563
Fidelity New Markets Income Fund	34,628,992	927,476	2,819,036	906,107	34,068,305
Fidelity Nordic Fund	21,365,927	--	6,844,912	--	17,697,556
Fidelity OTC Portfolio	11,540,314	932,859	13,696,992	--	68,353
Fidelity Overseas Fund	236,201,143	56,197,353	3,960,374	--	335,575,440
Fidelity Pacific Basin Fund	9,498,141	--	--	--	11,386,282
Fidelity Real Estate Investment Portfolio	25,996,290	59,366	14,704,195	58,582	11,463,260
Fidelity Retailing Portfolio	41,290,828	67	30,744,528	--	13,510,301
Fidelity Semiconductors Portfolio	87,001,142	3,083,314	71,675,397	214,108	26,002,896
Fidelity Series Commodity Strategy Fund	30,864,013	2,106,127	31,316,072	--	--
Fidelity Small Cap Growth Fund	117,200	--	--	--	132,398
Fidelity Small Cap Stock Fund	429,507	13,701	--	228	446,686
Fidelity Small Cap Value Fund	1,516,313	236,666	--	--	1,798,288
Fidelity Software and IT Services Portfolio	$127,217,968	$1,330,819	$143,276,266	$--	$88,229
Fidelity Stock Selector Large Cap Value Fund	87,157,908	2,077,643	28,363,825	29,037	63,837,506
Fidelity Technology Portfolio	302,461,967	160,582,973	31,929,859	--	510,411,773
Fidelity Telecom and Utilities Fund	--	2,308,644	--	--	2,250,626
Fidelity Telecommunications Portfolio	71,488,029	5,556,372	48,143,495	181,259	26,734,755
Fidelity Transportation Portfolio	11,275,523	3,597,528	--	22,853	15,695,410
Fidelity U.S. Bond Index Fund Institutional Premium Class	2,061,937,825	169,240,347	61,029,816	26,254,529	2,189,403,198
Fidelity Utilities Portfolio	27,533,820	3,329,006	12,015,055	--	21,126,366
Fidelity Value Discovery Fund	15,576,127	4,274,755	659,154	--	20,274,699
Total	$6,271,681,029	$991,413,184	$1,121,107,946	$33,382,663	$6,557,377,077

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $5,931,861,793) — See accompanying schedule		$6,557,377,077
Cash		1
Receivable for investments sold		8,755,177
Receivable for fund shares sold		1,983,747
Total assets		6,568,116,002
Liabilities
Payable for investments purchased	$8,910,409
Payable for fund shares redeemed	1,829,082
Accrued management fee	1,097,182
Distribution and service plan fees payable	12,165
Total liabilities		11,848,838
Net Assets		$6,556,267,164
Net Assets consist of:
Paid in capital		$5,788,362,524
Undistributed net investment income		25,943,948
Accumulated undistributed net realized gain (loss) on investments		116,445,408
Net unrealized appreciation (depreciation) on investments		625,515,284
Net Assets		$6,556,267,164
Service Class:
Net Asset Value, offering price and redemption price per share ($67,283 ÷ 5,198 shares)		$12.94
Service Class 2:
Net Asset Value, offering price and redemption price per share ($96,710,697 ÷ 7,500,178 shares)		$12.89
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,459,489,184 ÷ 499,112,974 shares)		$12.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$33,382,663
Expenses
Management fee	$8,054,276
Distribution and service plan fees	118,208
Independent trustees' fees and expenses	12,007
Total expenses before reductions	8,184,491
Expense reductions	(1,661,248)	6,523,243
Net investment income (loss)		26,859,420
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	98,424,142
Capital gain distributions from underlying funds	30,885,692
Total net realized gain (loss)		129,309,834
Change in net unrealized appreciation (depreciation) on underlying funds		316,966,666
Net gain (loss)		446,276,500
Net increase (decrease) in net assets resulting from operations		$473,135,920

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,859,420	$78,758,773
Net realized gain (loss)	129,309,834	4,639,676
Change in net unrealized appreciation (depreciation)	316,966,666	184,370,983
Net increase (decrease) in net assets resulting from operations	473,135,920	267,769,432
Distributions to shareholders from net investment income	(1,033,963)	(78,022,461)
Distributions to shareholders from net realized gain	–	(85,338,168)
Total distributions	(1,033,963)	(163,360,629)
Share transactions - net increase (decrease)	(186,459,287)	36,558,395
Total increase (decrease) in net assets	285,642,670	140,967,198
Net Assets
Beginning of period	6,270,624,494	6,129,657,296
End of period	$6,556,267,164	$6,270,624,494
Other Information
Undistributed net investment income end of period	$25,943,948	$118,491

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 50% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.03	$11.85	$12.39	$12.01	$10.62	$9.78
Income from Investment Operations
Net investment income (loss)A	.05	.15	.15	.17	.15	.18
Net realized and unrealized gain (loss)	.86	.35	(.13)	.45	1.42	.82
Total from investment operations	.91	.50	.02	.62	1.57	1.00
Distributions from net investment income	–B	(.15)	(.14)	(.14)	(.12)	(.13)
Distributions from net realized gain	–	(.16)	(.42)	(.10)	(.07)	(.03)
Total distributions	–B	(.32)C	(.56)	(.24)	(.18)D	(.16)
Net asset value, end of period	$12.94	$12.03	$11.85	$12.39	$12.01	$10.62
Total ReturnE,F,G	7.58%	4.31%	.06%	5.18%	14.79%	10.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.83%J	1.26%	1.19%	1.38%	1.33%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$67	$62	$64	$73	$80	$72
Portfolio turnover rateH	31%J	40%	24%	25%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 50% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.99	$11.82	$12.35	$11.98	$10.59	$9.75
Income from Investment Operations
Net investment income (loss)A	.04	.13	.13	.15	.13	.17
Net realized and unrealized gain (loss)	.86	.34	(.12)	.44	1.42	.82
Total from investment operations	.90	.47	.01	.59	1.55	.99
Distributions from net investment income	–B	(.13)	(.12)	(.12)	(.10)	(.12)
Distributions from net realized gain	–	(.16)	(.42)	(.10)	(.07)	(.03)
Total distributions	–B	(.30)C	(.54)	(.22)	(.16)D	(.15)
Net asset value, end of period	$12.89	$11.99	$11.82	$12.35	$11.98	$10.59
Total ReturnE,F,G	7.52%	4.08%	(.02)%	4.95%	14.66%	10.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.68%J	1.11%	1.04%	1.23%	1.18%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$96,711	$90,983	$83,447	$88,771	$89,164	$81,647
Portfolio turnover rateH	31%J	40%	24%	25%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.164 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.065 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 50% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.02	$11.85	$12.38	$12.01	$10.61	$9.78
Income from Investment Operations
Net investment income (loss)A	.05	.15	.15	.17	.15	.18
Net realized and unrealized gain (loss)	.87	.34	(.12)	.44	1.43	.81
Total from investment operations	.92	.49	.03	.61	1.58	.99
Distributions from net investment income	–B	(.15)	(.14)	(.14)	(.12)	(.13)
Distributions from net realized gain	–	(.16)	(.42)	(.10)	(.07)	(.03)
Total distributions	–B	(.32)C	(.56)	(.24)	(.18)D	(.16)
Net asset value, end of period	$12.94	$12.02	$11.85	$12.38	$12.01	$10.61
Total ReturnE,F,G	7.67%	4.22%	.14%	5.10%	14.90%	10.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.83%J	1.26%	1.19%	1.38%	1.33%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$6,459,489	$6,179,579	$6,046,146	$5,085,755	$3,319,291	$1,347,437
Portfolio turnover rateH	31%J	40%	24%	25%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	28.6	28.3
Fidelity Technology Portfolio	9.7	6.9
Fidelity Overseas Fund	8.7	6.2
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	6.2	3.7
Fidelity Health Care Portfolio	3.8	3.7
Fidelity Financial Services Portfolio	3.1	3.2
Fidelity Consumer Discretionary Portfolio	3.1	3.5
Fidelity International Index Fund Institutional Class	2.6	2.2
Fidelity Consumer Staples Portfolio	2.6	2.9
Fidelity Banking Portfolio	2.4	2.6
	70.8	63.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.1%
International Equity Funds	21.2%
Bond Funds	31.5%
Short-Term Funds	6.2%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	17.8%
Bond Funds	33.2%
Short-Term Funds	3.7%

VIP FundsManager® 60% Portfolio

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
Fidelity 500 Index Fund Premium Class (a)	2,530	$215,402
Fidelity Air Transportation Portfolio (a)	329,937	26,246,455
Fidelity Banking Portfolio (a)	4,595,256	150,448,697
Fidelity Biotechnology Portfolio (a)(b)	409,261	86,399,053
Fidelity Blue Chip Growth Fund (a)	4,004	322,117
Fidelity Brokerage and Investment Management Portfolio (a)	321,805	23,874,714
Fidelity Chemicals Portfolio (a)	401,139	63,873,430
Fidelity Commodity Strategy Fund (a)(b)	3,059,466	30,380,502
Fidelity Computers Portfolio (a)	21,222	1,797,052
Fidelity Construction and Housing Portfolio (a)	338,146	21,245,685
Fidelity Consumer Discretionary Portfolio (a)	5,005,595	193,065,804
Fidelity Consumer Finance Portfolio (a)	50,753	719,163
Fidelity Consumer Staples Portfolio (a)	1,651,605	163,475,856
Fidelity Defense and Aerospace Portfolio (a)	597,072	84,790,197
Fidelity Dividend Growth Fund (a)	2,713	93,850
Fidelity Energy Portfolio (a)	2,828,461	109,122,034
Fidelity Energy Service Portfolio (a)	734,601	32,388,555
Fidelity Environmental and Alternative Energy Portfolio (a)	62,590	1,553,480
Fidelity Equity Dividend Income Fund (a)	401,055	11,181,414
Fidelity Equity-Income Fund (a)	187,059	11,090,752
Fidelity Financial Services Portfolio (a)	1,908,393	195,915,650
Fidelity Global Commodity Stock Fund (a)	1,330,675	14,876,947
Fidelity Gold Portfolio (a)	29,910	605,681
Fidelity Health Care Portfolio (a)	1,069,366	239,997,751
Fidelity Health Care Services Portfolio (a)	50,168	4,634,540
Fidelity Industrial Equipment Portfolio (a)	978,765	38,984,199
Fidelity Industrials Portfolio (a)	2,135,476	71,645,204
Fidelity Insurance Portfolio (a)	874,283	72,504,291
Fidelity Large Cap Stock Fund (a)	1,111,739	34,363,860
Fidelity Leisure Portfolio (a)	120,059	18,978,976
Fidelity Magellan Fund (a)	813	77,836
Fidelity Materials Portfolio (a)	3,517	291,009
Fidelity Medical Equipment and Systems Portfolio (a)	2,564,632	118,665,533
Fidelity Multimedia Portfolio (a)	397,818	31,893,033
Fidelity Natural Resources Portfolio (a)	78,488	2,042,270
Fidelity OTC Portfolio (a)	9,556	983,553
Fidelity Real Estate Investment Portfolio (a)	150,341	6,377,460
Fidelity Retailing Portfolio (a)	12,968	1,546,965
Fidelity Semiconductors Portfolio (a)	235,597	24,016,717
Fidelity Small Cap Growth Fund (a)	13,318	309,776
Fidelity Small Cap Value Fund (a)	120,304	2,323,076
Fidelity Software and IT Services Portfolio (a)	403	59,927
Fidelity Stock Selector All Cap Fund (a)	5,670	231,905
Fidelity Stock Selector Large Cap Value Fund (a)	99,481	1,924,960
Fidelity Technology Portfolio (a)	3,809,121	613,192,293
Fidelity Telecom and Utilities Fund (a)	37,672	974,948
Fidelity Telecommunications Portfolio (a)	516,973	34,507,972
Fidelity Transportation Portfolio (a)	207,755	19,832,274
Fidelity Utilities Portfolio (a)	327,109	26,034,578
Fidelity Value Discovery Fund (a)	217,292	5,971,190
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,818,956,962)		2,596,048,586

International Equity Funds - 21.2%
Fidelity Diversified International Fund (a)	3,477,944	134,665,986
Fidelity Emerging Asia Fund (a)	341,836	13,304,245
Fidelity Emerging Markets Fund (a)	593,937	16,541,155
Fidelity Europe Fund (a)	2,017,666	80,262,740
Fidelity International Capital Appreciation Fund (a)	1,395,625	26,949,523
Fidelity International Discovery Fund (a)	890,130	38,320,083
Fidelity International Enhanced Index Fund (a)	2,761,008	25,732,594
Fidelity International Index Fund Institutional Class (a)	4,048,173	163,789,083
Fidelity International Real Estate Fund (a)	21,016	229,070
Fidelity International Small Cap Fund (a)	2,588,127	71,432,315
Fidelity International Small Cap Opportunities Fund (a)	3,779,881	66,223,518
Fidelity Japan Fund (a)	1,981,992	27,450,584
Fidelity Japan Smaller Companies Fund (a)	4,242,913	71,790,091
Fidelity Nordic Fund (a)	76,172	4,061,486
Fidelity Overseas Fund (a)	11,735,890	550,413,235
Fidelity Pacific Basin Fund (a)	1,160,990	36,826,608
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,066,872,257)		1,327,992,316

Bond Funds - 31.5%
Fidelity Floating Rate High Income Fund (a)	10,525,191	101,462,837
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	1,461,530	14,249,914
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	2,382,843	31,262,894
Fidelity New Markets Income Fund (a)	2,126,790	34,475,268
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	155,581,176	1,804,741,639
TOTAL BOND FUNDS
(Cost $1,944,907,497)		1,986,192,552

Short-Term Funds - 6.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (a)(c)
(Cost $391,740,611)	391,740,611	391,740,611
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,222,477,327)		6,301,974,065
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,129,186)
NET ASSETS - 100%		$6,300,844,879

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Premium Class	$197,031	$1,227	$--	$897	$215,402
Fidelity Air Transportation Portfolio	4,042,492	20,768,863	--	20,465	26,246,455
Fidelity Banking Portfolio	166,620,767	30,809	18,197,238	30,809	150,448,697
Fidelity Biotechnology Portfolio	43,768,044	36,614,021	5,458,097	--	86,399,053
Fidelity Blue Chip Growth Fund	687,918	12,719,148	13,565,566	--	322,117
Fidelity Brokerage and Investment Management Portfolio	--	22,660,516	--	3,670	23,874,714
Fidelity Canada Fund	4,509,233	84,610	4,608,425	--	--
Fidelity Chemicals Portfolio	110,030,755	4,699,304	59,129,115	34,942	63,873,430
Fidelity Commodity Strategy Fund	--	30,594,665	--	--	30,380,502
Fidelity Computers Portfolio	1,542,628	35,519	--	416	1,797,052
Fidelity Construction and Housing Portfolio	27,412,868	726,849	8,540,261	--	21,245,685
Fidelity Consumer Discretionary Portfolio	220,994,416	7,559,446	55,470,385	--	193,065,804
Fidelity Consumer Finance Portfolio	678,261	811	--	811	719,163
Fidelity Consumer Staples Portfolio	181,757,914	3,103,865	39,255,690	371,066	163,475,856
Fidelity Defense and Aerospace Portfolio	60,800,951	20,195,698	2,356,021	51,323	84,790,197
Fidelity Diversified International Fund	143,467,483	25,930,772	59,197,807	--	134,665,986
Fidelity Dividend Growth Fund	$87,392	$--	$--	$--	$93,850
Fidelity Emerging Asia Fund	14,895,702	--	4,452,395	--	13,304,245
Fidelity Emerging Markets Fund	10,836,135	2,640,428	--	--	16,541,155
Fidelity Energy Portfolio	171,422,179	14,010,199	52,724,240	--	109,122,034
Fidelity Energy Service Portfolio	24,391,071	25,124,113	7,175,704	--	32,388,555
Fidelity Environmental and Alternative Energy Portfolio	1,590,982	46,417	230,000	2,727	1,553,480
Fidelity Equity Dividend Income Fund	16,929,769	9,085,107	15,462,045	28,997	11,181,414
Fidelity Equity-Income Fund	--	11,101,419	--	--	11,090,752
Fidelity Europe Fund	53,369,636	15,399,955	--	--	80,262,740
Fidelity Financial Services Portfolio	207,068,319	5,325,443	23,799,533	90,999	195,915,650
Fidelity Floating Rate High Income Fund	133,245,847	2,869,838	34,686,751	2,447,788	101,462,837
Fidelity Focused High Income Fund	15,409	--	15,536	46	--
Fidelity Global Commodity Stock Fund	16,092,982	1,714,938	2,711,107	--	14,876,947
Fidelity Gold Portfolio	571,905	1,373	--	--	605,681
Fidelity Health Care Portfolio	232,953,761	16,125,311	55,793,643	--	239,997,751
Fidelity Health Care Services Portfolio	--	4,622,237	--	--	4,634,540
Fidelity Industrial Equipment Portfolio	53,902,024	1,668,722	17,705,000	93,797	38,984,199
Fidelity Industrials Portfolio	136,644,161	1,959,207	71,398,442	174,426	71,645,204
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	128,881,196	327,814	116,577,454	47,940	14,249,914
Fidelity Insurance Portfolio	107,579,755	11,212,923	51,493,141	113,436	72,504,291
Fidelity International Capital Appreciation Fund	27,240,214	--	4,980,000	--	26,949,523
Fidelity International Discovery Fund	70,789,944	15,992,529	57,318,795	--	38,320,083
Fidelity International Enhanced Index Fund	340,397	22,800,000	--	--	25,732,594
Fidelity International Index Fund Institutional Class	138,808,746	6,641,246	2,128,245	115,558	163,789,083
Fidelity International Real Estate Fund	199,438	--	--	--	229,070
Fidelity International Small Cap Fund	89,139,529	2,199,578	35,686,607	--	71,432,315
Fidelity International Small Cap Opportunities Fund	52,027,731	6,000,000	2,000,000	--	66,223,518
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	238,077,474	172,793,660	19,130,523	892,197	391,740,611
Fidelity Japan Fund	23,456,915	301,980	--	--	27,450,584
Fidelity Japan Smaller Companies Fund	62,341,461	--	200,000	--	71,790,091
Fidelity Large Cap Stock Fund	11,590,111	24,112,206	1,926,840	82,189	34,363,860
Fidelity Leisure Portfolio	--	19,235,844	--	--	18,978,976
Fidelity Long-Term Treasury Bond Index Fund Premium Class	20,205,159	12,395,355	2,251,217	313,987	31,262,894
Fidelity Magellan Fund	70,162	4,260	--	128	77,836
Fidelity Materials Portfolio	5,471,732	3,284	5,540,823	511	291,009
Fidelity Medical Equipment and Systems Portfolio	105,707,049	39,924,991	50,903,939	--	118,665,533
Fidelity Multimedia Portfolio	14,242,200	17,605,609	1,507,987	--	31,893,033
Fidelity Natural Resources Portfolio	--	2,100,000	--	--	2,042,270
Fidelity New Markets Income Fund	33,271,751	11,426,352	11,348,473	810,506	34,475,268
Fidelity Nordic Fund	20,626,309	--	18,177,705	--	4,061,486
Fidelity OTC Portfolio	--	3,045,448	2,247,680	--	983,553
Fidelity Overseas Fund	393,749,208	84,163,130	4,652,935	--	550,413,235
Fidelity Pacific Basin Fund	30,719,800	--	--	--	36,826,608
Fidelity Real Estate Investment Portfolio	26,134,204	42,503	19,860,546	41,232	6,377,460
Fidelity Retailing Portfolio	57,651,088	--	59,292,207	--	1,546,965
Fidelity Semiconductors Portfolio	87,277,950	3,209,803	73,909,264	189,440	24,016,717
Fidelity Series Commodity Strategy Fund	31,957,582	1,661,756	31,950,269	--	--
Fidelity Small Cap Growth Fund	274,217	--	--	--	309,776
Fidelity Small Cap Value Fund	1,809,836	454,378	--	--	2,323,076
Fidelity Software and IT Services Portfolio	147,067,677	1,162,420	164,287,583	--	59,927
Fidelity Stock Selector All Cap Fund	206,333	--	--	--	231,905
Fidelity Stock Selector Large Cap Value Fund	25,653,061	1,967,820	26,286,442	1,587	1,924,960
Fidelity Technology Portfolio	443,089,534	114,686,119	55,843,011	--	613,192,293
Fidelity Telecom and Utilities Fund	--	1,000,000	--	--	974,948
Fidelity Telecommunications Portfolio	91,387,732	6,947,096	61,040,713	222,601	34,507,972
Fidelity Transportation Portfolio	12,069,690	6,827,159	--	24,664	19,832,274
Fidelity U.S. Bond Index Fund Institutional Premium Class	$1,803,304,873	$144,701,801	$159,552,195	$22,248,332	$1,804,741,639
Fidelity Utilities Portfolio	39,920,750	5,510,921	22,603,900	--	26,034,578
Fidelity Value Discovery Fund	--	9,739,766	3,804,934	--	5,971,190
Total	$6,382,868,843	$1,047,618,581	$1,618,436,429	$28,457,487	$6,301,974,065

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $5,222,477,327) — See accompanying schedule		$6,301,974,065
Cash		2
Receivable for investments sold		12,552,898
Receivable for fund shares sold		70,094
Total assets		6,314,597,059
Liabilities
Payable for investments purchased	$9,595,487
Payable for fund shares redeemed	3,027,504
Accrued management fee	1,060,124
Distribution and service plan fees payable	69,065
Total liabilities		13,752,180
Net Assets		$6,300,844,879
Net Assets consist of:
Paid in capital		$4,968,003,410
Undistributed net investment income		21,880,179
Accumulated undistributed net realized gain (loss) on investments		231,464,552
Net unrealized appreciation (depreciation) on investments		1,079,496,738
Net Assets		$6,300,844,879
Service Class:
Net Asset Value, offering price and redemption price per share ($63,821 ÷ 5,373 shares)		$11.88
Service Class 2:
Net Asset Value, offering price and redemption price per share ($551,307,141 ÷ 46,549,693 shares)		$11.84
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,749,473,917 ÷ 484,110,305 shares)		$11.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$28,457,487
Expenses
Management fee	$7,989,020
Distribution and service plan fees	667,266
Independent trustees' fees and expenses	12,032
Total expenses before reductions	8,668,318
Expense reductions	(1,867,201)	6,801,117
Net investment income (loss)		21,656,370
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	198,898,064
Capital gain distributions from underlying funds	38,341,040
Total net realized gain (loss)		237,239,104
Change in net unrealized appreciation (depreciation) on underlying funds		291,025,003
Net gain (loss)		528,264,107
Net increase (decrease) in net assets resulting from operations		$549,920,477

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,656,370	$79,075,633
Net realized gain (loss)	237,239,104	92,343,486
Change in net unrealized appreciation (depreciation)	291,025,003	145,990,135
Net increase (decrease) in net assets resulting from operations	549,920,477	317,409,254
Distributions to shareholders from net investment income	–	(79,172,941)
Distributions to shareholders from net realized gain	(76,962,975)	(231,456,304)
Total distributions	(76,962,975)	(310,629,245)
Share transactions - net increase (decrease)	(553,849,290)	(501,367,729)
Total increase (decrease) in net assets	(80,891,788)	(494,587,720)
Net Assets
Beginning of period	6,381,736,667	6,876,324,387
End of period	$6,300,844,879	$6,381,736,667
Other Information
Undistributed net investment income end of period	$21,880,179	$223,809

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 60% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$11.06	$11.97	$11.81	$10.44	$9.53
Income from Investment Operations
Net investment income (loss)A	.04	.13	.13	.15	.13	.15
Net realized and unrealized gain (loss)	.95	.36	(.07)	.48	1.80	.94
Total from investment operations	.99	.49	.06	.63	1.93	1.09
Distributions from net investment income	–	(.14)	(.13)	(.15)	(.13)	(.15)
Distributions from net realized gain	(.14)	(.38)	(.84)	(.32)	(.43)	(.03)
Total distributions	(.14)	(.52)	(.97)	(.47)	(.56)	(.18)
Net asset value, end of period	$11.88	$11.03	$11.06	$11.97	$11.81	$10.44
Total ReturnB,C,D	9.01%	4.79%	.41%	5.40%	18.62%	11.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%G	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%G	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.69%G	1.19%	1.11%	1.26%	1.18%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$64	$59	$60	$69	$75	$66
Portfolio turnover rateE	33%G	35%	30%	36%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 60% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.04	$11.95	$11.79	$10.43	$9.52
Income from Investment Operations
Net investment income (loss)A	.03	.11	.11	.13	.12	.14
Net realized and unrealized gain (loss)	.94	.36	(.07)	.48	1.78	.94
Total from investment operations	.97	.47	.04	.61	1.90	1.08
Distributions from net investment income	–	(.12)	(.11)	(.13)	(.12)	(.14)
Distributions from net realized gain	(.14)	(.38)	(.84)	(.32)	(.43)	(.03)
Total distributions	(.14)	(.50)	(.95)	(.45)	(.54)B	(.17)
Net asset value, end of period	$11.84	$11.01	$11.04	$11.95	$11.79	$10.43
Total ReturnC,D,E	8.84%	4.65%	.27%	5.26%	18.39%	11.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.54%H	1.04%	.96%	1.11%	1.03%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$551,307	$507,162	$497,768	$425,719	$372,191	$254,505
Portfolio turnover rateF	33%H	35%	30%	36%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.54 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.425 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 60% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$11.06	$11.97	$11.81	$10.44	$9.52
Income from Investment Operations
Net investment income (loss)A	.04	.13	.13	.15	.13	.15
Net realized and unrealized gain (loss)	.95	.36	(.07)	.48	1.80	.95
Total from investment operations	.99	.49	.06	.63	1.93	1.10
Distributions from net investment income	–	(.14)	(.13)	(.15)	(.13)	(.15)
Distributions from net realized gain	(.14)	(.38)	(.84)	(.32)	(.43)	(.03)
Total distributions	(.14)	(.52)	(.97)	(.47)	(.56)	(.18)
Net asset value, end of period	$11.88	$11.03	$11.06	$11.97	$11.81	$10.44
Total ReturnB,C,D	9.01%	4.79%	.41%	5.40%	18.62%	11.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%G	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%G	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.69%G	1.19%	1.11%	1.26%	1.18%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$5,749,474	$5,874,515	$6,378,497	$6,172,435	$6,037,672	$5,275,474
Portfolio turnover rateE	33%G	35%	30%	36%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	19.6	18.9
Fidelity Technology Portfolio	10.9	7.2
Fidelity Overseas Fund	10.7	8.3
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	5.4	3.2
Fidelity Health Care Portfolio	3.3	3.4
Fidelity Financial Services Portfolio	3.1	3.0
Fidelity Consumer Discretionary Portfolio	3.0	3.9
Fidelity Consumer Staples Portfolio	2.8	3.1
Fidelity Medical Equipment and Systems Portfolio	2.5	2.1
Fidelity Banking Portfolio	2.4	2.8
	63.7	55.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.3%
International Equity Funds	24.0%
Bond Funds	22.3%
Short-Term Funds	5.4%

Six months ago
Domestic Equity Funds	52.2%
International Equity Funds	20.7%
Bond Funds	23.9%
Short-Term Funds	3.2%

VIP FundsManager® 70% Portfolio

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.3%
	Shares	Value
Fidelity 500 Index Fund Premium Class (a)	1,904	$162,100
Fidelity Air Transportation Portfolio (a)	71,001	5,648,162
Fidelity Banking Portfolio (a)	992,247	32,486,170
Fidelity Biotechnology Portfolio (a)(b)	125,985	26,596,771
Fidelity Blue Chip Growth Fund (a)	2,365	190,243
Fidelity Blue Chip Value Fund (a)	156,108	2,863,021
Fidelity Brokerage and Investment Management Portfolio (a)	82,403	6,113,454
Fidelity Chemicals Portfolio (a)	103,225	16,436,525
Fidelity Commodity Strategy Fund (a)(b)	608,029	6,037,729
Fidelity Construction and Housing Portfolio (a)	58,981	3,705,773
Fidelity Consumer Discretionary Portfolio (a)	1,046,155	40,350,210
Fidelity Consumer Staples Portfolio (a)	379,737	37,586,344
Fidelity Defense and Aerospace Portfolio (a)	141,969	20,161,086
Fidelity Energy Portfolio (a)	607,367	23,432,213
Fidelity Energy Service Portfolio (a)	162,135	7,148,518
Fidelity Environmental and Alternative Energy Portfolio (a)	623	15,454
Fidelity Equity Dividend Income Fund (a)	369,290	10,295,798
Fidelity Equity-Income Fund (a)	67,599	4,007,942
Fidelity Financial Services Portfolio (a)	402,859	41,357,495
Fidelity Global Commodity Stock Fund (a)	333,681	3,730,557
Fidelity Gold Portfolio (a)	4,649	94,140
Fidelity Health Care Portfolio (a)	193,987	43,536,547
Fidelity Health Care Services Portfolio (a)	24,449	2,258,631
Fidelity Industrial Equipment Portfolio (a)	201,169	8,012,566
Fidelity Industrials Portfolio (a)	519,921	17,443,353
Fidelity Insurance Portfolio (a)	209,827	17,400,951
Fidelity Large Cap Stock Fund (a)	339,498	10,493,892
Fidelity Leisure Portfolio (a)	39,389	6,226,592
Fidelity Magellan Fund (a)	255	24,414
Fidelity Materials Portfolio (a)	2,313	191,389
Fidelity Medical Equipment and Systems Portfolio (a)	730,742	33,811,446
Fidelity Multimedia Portfolio (a)	121,843	9,768,148
Fidelity Natural Resources Portfolio (a)	11,136	289,755
Fidelity OTC Portfolio (a)	4,103	422,238
Fidelity Real Estate Investment Portfolio (a)	48,821	2,070,966
Fidelity Retailing Portfolio (a)	28,415	3,389,600
Fidelity Semiconductors Portfolio (a)	72,409	7,381,360
Fidelity Small Cap Stock Fund (a)	7,551	143,393
Fidelity Small Cap Value Fund (a)	75,132	1,450,790
Fidelity Software and IT Services Portfolio (a)	818	121,717
Fidelity Stock Selector Large Cap Value Fund (a)	1,029,465	19,920,139
Fidelity Technology Portfolio (a)	898,810	144,690,466
Fidelity Telecommunications Portfolio (a)	112,212	7,490,129
Fidelity Transportation Portfolio (a)	51,406	4,907,235
Fidelity Utilities Portfolio (a)	75,052	5,973,420
Fidelity Value Discovery Fund (a)	228,046	6,266,692
TOTAL DOMESTIC EQUITY FUNDS
(Cost $497,918,560)		642,105,534

International Equity Funds - 24.0%
Fidelity Diversified International Fund (a)	742,662	28,755,876
Fidelity Emerging Asia Fund (a)	60,214	2,343,544
Fidelity Emerging Markets Fund (a)	198,005	5,514,439
Fidelity Europe Fund (a)	601,005	23,907,971
Fidelity International Capital Appreciation Fund (a)	250,444	4,836,067
Fidelity International Discovery Fund (a)	325,366	14,007,015
Fidelity International Enhanced Index Fund (a)	697,520	6,500,886
Fidelity International Index Fund Institutional Class (a)	766,304	31,004,652
Fidelity International Real Estate Fund (a)	1,709	18,625
Fidelity International Small Cap Fund (a)	564,062	15,568,114
Fidelity International Small Cap Opportunities Fund (a)	733,060	12,843,219
Fidelity Japan Fund (a)	654,831	9,069,405
Fidelity Japan Smaller Companies Fund (a)	846,365	14,320,497
Fidelity Nordic Fund (a)	34,538	1,841,548
Fidelity Overseas Fund (a)	3,030,057	142,109,690
Fidelity Pacific Basin Fund (a)	180,508	5,725,729
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $271,013,479)		318,367,277

Bond Funds - 22.3%
Fidelity Floating Rate High Income Fund (a)	2,218,515	21,386,481
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	307,329	2,996,461
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	417,238	5,474,163
Fidelity New Markets Income Fund (a)	404,953	6,564,288
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	22,381,594	259,626,493
TOTAL BOND FUNDS
(Cost $287,923,228)		296,047,886

Short-Term Funds - 5.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (a)(c)
(Cost $71,958,929)	71,958,929	71,958,929
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,128,814,196)		1,328,479,626
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232,158)
NET ASSETS - 100%		$1,328,247,468

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Premium Class	$27,989	$130,980	$--	$128	$162,100
Fidelity Air Transportation Portfolio	855,134	4,491,325	--	4,031	5,648,162
Fidelity Banking Portfolio	32,476,403	6,004	522,652	6,004	32,486,170
Fidelity Biotechnology Portfolio	12,337,382	11,123,124	478,424	--	26,596,771
Fidelity Blue Chip Growth Fund	2,499,653	1,424,416	3,965,847	--	190,243
Fidelity Blue Chip Value Fund	4,018,520	--	1,382,482	--	2,863,021
Fidelity Brokerage and Investment Management Portfolio	--	5,815,950	--	1,016	6,113,454
Fidelity Canada Fund	1,525,263	40,803	1,560,888	--	--
Fidelity Chemicals Portfolio	22,160,403	1,634,188	9,032,346	7,839	16,436,525
Fidelity Commodity Strategy Fund	--	6,080,291	--	--	6,037,729
Fidelity Construction and Housing Portfolio	3,859,631	115,700	524,937	--	3,705,773
Fidelity Consumer Discretionary Portfolio	45,315,749	3,947,600	13,201,396	--	40,350,210
Fidelity Consumer Staples Portfolio	36,221,013	2,552,811	4,812,437	78,259	37,586,344
Fidelity Contrafund	320,517	631	340,360	15	--
Fidelity Defense and Aerospace Portfolio	11,796,278	8,372,210	1,215,200	9,148	20,161,086
Fidelity Diversified International Fund	29,552,309	6,445,552	12,108,909	--	28,755,876
Fidelity Emerging Asia Fund	2,040,422	--	179,077	--	2,343,544
Fidelity Emerging Markets Fund	3,606,835	1,002,812	--	--	5,514,439
Fidelity Energy Portfolio	32,639,057	4,035,981	8,421,033	--	23,432,213
Fidelity Energy Service Portfolio	5,015,772	4,880,619	583,765	--	7,148,518
Fidelity Environmental and Alternative Energy Portfolio	13,594	462	--	27	15,454
Fidelity Equity Dividend Income Fund	9,445,824	3,122,743	2,671,278	50,690	10,295,798
Fidelity Equity-Income Fund	--	4,014,803	--	--	4,007,942
Fidelity Europe Fund	13,394,074	7,323,858	--	--	23,907,971
Fidelity Financial Services Portfolio	35,206,641	8,493,980	3,784,405	17,798	41,357,495
Fidelity Floating Rate High Income Fund	23,842,083	1,505,455	3,958,499	446,401	21,386,481
Fidelity Focused High Income Fund	7,659	--	7,722	23	--
Fidelity Global Commodity Stock Fund	3,066,870	851,160	122,156	--	3,730,557
Fidelity Gold Portfolio	88,890	213	--	--	94,140
Fidelity Health Care Portfolio	39,679,945	10,300,986	14,553,932	--	43,536,547
Fidelity Health Care Services Portfolio	--	2,238,201	--	--	2,258,631
Fidelity Industrial Equipment Portfolio	11,087,156	352,096	3,644,678	19,791	8,012,566
Fidelity Industrials Portfolio	28,286,972	1,709,210	13,510,476	42,222	17,443,353
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$23,315,099	$1,477,827	$22,126,590	$8,306	$2,996,461
Fidelity Insurance Portfolio	25,938,986	1,796,463	11,563,068	27,267	17,400,951
Fidelity International Capital Appreciation Fund	4,297,105	--	300,000	--	4,836,067
Fidelity International Discovery Fund	12,776,175	2,956,630	3,943,635	--	14,007,015
Fidelity International Enhanced Index Fund	--	5,971,866	--	--	6,500,886
Fidelity International Index Fund Institutional Class	22,985,569	4,411,995	--	20,642	31,004,652
Fidelity International Real Estate Fund	16,216	--	--	--	18,625
Fidelity International Small Cap Fund	17,938,191	1,075,706	6,724,980	--	15,568,114
Fidelity International Small Cap Opportunities Fund	9,788,910	1,500,000	390,000	--	12,843,219
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	37,802,920	34,962,656	806,647	149,242	71,958,929
Fidelity IT Services Portfolio	108,049	--	112,715	--	--
Fidelity Japan Fund	7,009,467	893,814	--	--	9,069,405
Fidelity Japan Smaller Companies Fund	12,399,248	--	--	--	14,320,497
Fidelity Large Cap Stock Fund	5,844,573	4,571,978	249,676	22,939	10,493,892
Fidelity Leisure Portfolio	--	6,322,964	--	--	6,226,592
Fidelity Long-Term Treasury Bond Index Fund Premium Class	5,292,744	1,802,699	1,847,870	78,459	5,474,163
Fidelity Magellan Fund	22,006	1,336	--	40	24,414
Fidelity Materials Portfolio	1,644,027	2,160	1,567,241	336	191,389
Fidelity Medical Equipment and Systems Portfolio	24,968,352	13,679,816	10,864,654	--	33,811,446
Fidelity Multimedia Portfolio	3,301,234	6,137,175	--	--	9,768,148
Fidelity Nasdaq Composite Index Fund	2,033,205	--	2,229,444	--	--
Fidelity Natural Resources Portfolio	--	300,000	--	--	289,755
Fidelity New Markets Income Fund	6,491,081	281,545	458,590	171,958	6,564,288
Fidelity Nordic Fund	3,956,507	--	2,635,804	--	1,841,548
Fidelity OTC Portfolio	498,223	1,865,383	2,127,701	--	422,238
Fidelity Overseas Fund	97,860,464	26,169,016	1,460,806	--	142,109,690
Fidelity Pacific Basin Fund	4,776,255	--	--	--	5,725,729
Fidelity Real Estate Investment Portfolio	4,955,603	10,147	2,923,056	10,103	2,070,966
Fidelity Retailing Portfolio	12,549,919	35,020	9,850,019	--	3,389,600
Fidelity Semiconductors Portfolio	19,843,926	1,150,800	15,123,500	49,644	7,381,360
Fidelity Series Commodity Strategy Fund	5,701,086	754,830	6,133,877	--	--
Fidelity Small Cap Stock Fund	137,878	4,398	--	73	143,393
Fidelity Small Cap Value Fund	563,897	854,383	--	--	1,450,790
Fidelity Software and IT Services Portfolio	33,558,974	356,306	37,185,871	--	121,717
Fidelity Stock Selector Large Cap Value Fund	22,172,147	833,150	3,826,720	7,149	19,920,139
Fidelity Technology Portfolio	84,334,815	47,787,516	10,989,766	--	144,690,466
Fidelity Telecommunications Portfolio	18,400,124	1,795,841	12,102,415	48,121	7,490,129
Fidelity Transportation Portfolio	2,779,561	2,156,439	250,263	6,654	4,907,235
Fidelity U.S. Bond Index Fund Institutional Premium Class	222,275,665	40,855,942	5,601,086	2,915,937	259,626,493
Fidelity Utilities Portfolio	7,356,514	995,626	3,003,933	--	5,973,420
Fidelity Value Discovery Fund	802,970	6,678,396	1,333,791	--	6,266,692
Total	$1,176,885,723	$322,463,987	$278,316,617	$4,200,262	$1,328,479,626

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $1,128,814,196) — See accompanying schedule		$1,328,479,626
Cash		3
Receivable for investments sold		2,820,474
Receivable for fund shares sold		115,821
Total assets		1,331,415,924
Liabilities
Payable for investments purchased	$2,903,630
Payable for fund shares redeemed	38,298
Accrued management fee	221,055
Distribution and service plan fees payable	5,473
Total liabilities		3,168,456
Net Assets		$1,328,247,468
Net Assets consist of:
Paid in capital		$1,095,696,499
Undistributed net investment income		2,905,490
Accumulated undistributed net realized gain (loss) on investments		29,980,049
Net unrealized appreciation (depreciation) on investments		199,665,430
Net Assets		$1,328,247,468
Service Class:
Net Asset Value, offering price and redemption price per share ($77,651 ÷ 5,898.2 shares)		$13.17
Service Class 2:
Net Asset Value, offering price and redemption price per share ($43,796,853 ÷ 3,340,937.8 shares)		$13.11
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,284,372,964 ÷ 97,582,660.5 shares)		$13.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,200,262
Expenses
Management fee	$1,572,043
Distribution and service plan fees	52,323
Independent trustees' fees and expenses	2,311
Total expenses before reductions	1,626,677
Expense reductions	(336,173)	1,290,504
Net investment income (loss)		2,909,758
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	26,098,227
Capital gain distributions from underlying funds	8,437,993
Total net realized gain (loss)		34,536,220
Change in net unrealized appreciation (depreciation) on underlying funds		81,348,302
Net gain (loss)		115,884,522
Net increase (decrease) in net assets resulting from operations		$118,794,280

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,909,758	$12,529,968
Net realized gain (loss)	34,536,220	(114,746)
Change in net unrealized appreciation (depreciation)	81,348,302	43,553,750
Net increase (decrease) in net assets resulting from operations	118,794,280	55,968,972
Distributions to shareholders from net investment income	(98,418)	(12,528,947)
Distributions to shareholders from net realized gain	(196,838)	(45,317,276)
Total distributions	(295,256)	(57,846,223)
Share transactions - net increase (decrease)	33,063,207	69,760,717
Total increase (decrease) in net assets	151,562,231	67,883,466
Net Assets
Beginning of period	1,176,685,237	1,108,801,771
End of period	$1,328,247,468	$1,176,685,237
Other Information
Undistributed net investment income end of period	$2,905,490	$94,150

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 70% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$12.05	$12.40	$12.01	$10.04	$9.04
Income from Investment Operations
Net investment income (loss)A	.03	.13	.12	.15	.13	.15
Net realized and unrealized gain (loss)	1.17	.41	(.06)	.48	2.05	1.03
Total from investment operations	1.20	.54	.06	.63	2.18	1.18
Distributions from net investment income	–B	(.13)	(.12)	(.14)	(.12)	(.15)
Distributions from net realized gain	–B	(.49)	(.29)	(.10)	(.09)	(.03)
Total distributions	–B	(.62)	(.41)	(.24)	(.21)	(.18)
Net asset value, end of period	$13.17	$11.97	$12.05	$12.40	$12.01	$10.04
Total ReturnC,D,E	10.05%	5.04%	.41%	5.24%	21.75%	13.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.47%H	1.11%	.97%	1.23%	1.19%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$78	$71	$72	$78	$91	$77
Portfolio turnover rateF	44%H	45%	44%	49%	31%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 70% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.93	$12.02	$12.37	$11.98	$10.02	$9.02
Income from Investment Operations
Net investment income (loss)A	.02	.11	.10	.13	.12	.14
Net realized and unrealized gain (loss)	1.16	.41	(.06)	.48	2.04	1.03
Total from investment operations	1.18	.52	.04	.61	2.16	1.17
Distributions from net investment income	–B	(.12)	(.10)	(.13)	(.11)	(.14)
Distributions from net realized gain	–B	(.49)	(.29)	(.10)	(.09)	(.03)
Total distributions	–B	(.61)	(.39)	(.22)C	(.20)	(.17)
Net asset value, end of period	$13.11	$11.93	$12.02	$12.37	$11.98	$10.02
Total ReturnD,E,F	9.92%	4.86%	.29%	5.10%	21.54%	12.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.32%I	.96%	.82%	1.08%	1.04%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$43,797	$38,443	$12,028	$7,610	$6,752	$5,035
Portfolio turnover rateG	44%I	45%	44%	49%	31%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.097 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 70% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$12.05	$12.39	$12.01	$10.04	$9.03
Income from Investment Operations
Net investment income (loss)A	.03	.13	.12	.15	.13	.15
Net realized and unrealized gain (loss)	1.17	.40	(.05)	.47	2.05	1.04
Total from investment operations	1.20	.53	.07	.62	2.18	1.19
Distributions from net investment income	–B	(.13)	(.12)	(.14)	(.12)	(.15)
Distributions from net realized gain	–B	(.49)	(.29)	(.10)	(.09)	(.03)
Total distributions	–B	(.62)	(.41)	(.24)	(.21)	(.18)
Net asset value, end of period	$13.16	$11.96	$12.05	$12.39	$12.01	$10.04
Total ReturnC,D,E	10.06%	4.96%	.49%	5.15%	21.75%	13.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.47%H	1.11%	.97%	1.23%	1.19%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,284,373	$1,138,172	$1,096,702	$1,019,291	$869,781	$622,842
Portfolio turnover rateF	44%H	45%	44%	49%	31%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Overseas Fund	15.3	11.9
Fidelity Technology Portfolio	13.5	9.6
Fidelity U.S. Bond Index Fund Institutional Class	8.1	6.1
Fidelity Financial Services Portfolio	4.5	4.3
Fidelity Health Care Portfolio	4.0	4.6
Fidelity Consumer Discretionary Portfolio	3.9	5.4
Fidelity Consumer Staples Portfolio	3.5	3.9
Fidelity Medical Equipment and Systems Portfolio	3.1	2.4
Fidelity Banking Portfolio	2.8	3.1
Fidelity Biotechnology Portfolio	2.6	1.3
	61.3	52.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	59.0%
International Equity Funds	28.2%
Bond Funds	11.3%
Short-Term Funds	1.5%

Six months ago
Domestic Equity Funds	63.2%
International Equity Funds	24.5%
Bond Funds	12.3%

VIP FundsManager® 85% Portfolio

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.0%
	Shares	Value
Fidelity Air Transportation Portfolio (a)	31,595	$2,513,353
Fidelity Banking Portfolio (a)	399,967	13,094,925
Fidelity Biotechnology Portfolio (a)(b)	57,309	12,098,524
Fidelity Blue Chip Growth Fund (a)	863	69,399
Fidelity Brokerage and Investment Management Portfolio (a)	34,614	2,568,048
Fidelity Chemicals Portfolio (a)	43,543	6,933,318
Fidelity Commodity Strategy Fund (a)(b)	199,139	1,977,446
Fidelity Consumer Discretionary Portfolio (a)	484,697	18,694,778
Fidelity Consumer Staples Portfolio (a)	167,998	16,628,399
Fidelity Defense and Aerospace Portfolio (a)	71,555	10,161,573
Fidelity Dividend Growth Fund (a)	294	10,159
Fidelity Energy Portfolio (a)	288,580	11,133,433
Fidelity Energy Service Portfolio (a)	67,207	2,963,177
Fidelity Environmental and Alternative Energy Portfolio (a)	27,042	671,182
Fidelity Equity Dividend Income Fund (a)	140,289	3,911,262
Fidelity Equity-Income Fund (a)	43,188	2,560,589
Fidelity Financial Services Portfolio (a)	209,825	21,540,654
Fidelity Global Commodity Stock Fund (a)	126,799	1,417,613
Fidelity Gold Portfolio (a)	3,897	78,921
Fidelity Health Care Portfolio (a)	85,403	19,167,022
Fidelity Health Care Services Portfolio (a)	13,189	1,218,404
Fidelity Industrial Equipment Portfolio (a)	27,447	1,093,207
Fidelity Industrials Portfolio (a)	233,055	7,818,997
Fidelity Insurance Portfolio (a)	83,690	6,940,401
Fidelity Large Cap Stock Fund (a)	177,567	5,488,606
Fidelity Leisure Portfolio (a)	20,453	3,233,166
Fidelity Magellan Fund (a)	176	16,840
Fidelity Materials Portfolio (a)	496	41,030
Fidelity Medical Equipment and Systems Portfolio (a)	315,353	14,591,405
Fidelity Multimedia Portfolio (a)	51,240	4,107,929
Fidelity OTC Portfolio (a)	4,699	483,572
Fidelity Real Estate Investment Portfolio (a)	6,452	273,706
Fidelity Retailing Portfolio (a)	6,988	833,568
Fidelity Semiconductors Portfolio (a)	27,769	2,830,813
Fidelity Small Cap Value Fund (a)	33,394	644,835
Fidelity Stock Selector Large Cap Value Fund (a)	258,263	4,997,389
Fidelity Technology Portfolio (a)	399,851	64,368,007
Fidelity Telecommunications Portfolio (a)	50,734	3,386,518
Fidelity Transportation Portfolio (a)	31,472	3,004,323
Fidelity Utilities Portfolio (a)	35,956	2,861,756
Fidelity Value Discovery Fund (a)	150,476	4,135,088
TOTAL DOMESTIC EQUITY FUNDS
(Cost $220,747,006)		280,563,335

International Equity Funds - 28.2%
Fidelity Diversified International Fund (a)	239,868	9,287,689
Fidelity Emerging Asia Fund (a)	29,463	1,146,683
Fidelity Emerging Markets Fund (a)	97,201	2,707,037
Fidelity Europe Fund (a)	243,870	9,701,135
Fidelity International Capital Appreciation Fund (a)	59,791	1,154,563
Fidelity International Discovery Fund (a)	67,161	2,891,269
Fidelity International Enhanced Index Fund (a)	379,104	3,533,251
Fidelity International Index Fund Premium Class (a)	227,324	9,195,237
Fidelity International Real Estate Fund (a)	1,557	16,974
Fidelity International Small Cap Fund (a)	196,892	5,434,230
Fidelity International Small Cap Opportunities Fund (a)	300,012	5,256,203
Fidelity Japan Fund (a)	244,417	3,385,173
Fidelity Japan Smaller Companies Fund (a)	374,792	6,341,487
Fidelity Nordic Fund (a)	11,056	589,500
Fidelity Overseas Fund (a)	1,548,651	72,631,726
Fidelity Pacific Basin Fund (a)	30,405	964,462
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $115,317,557)		134,236,619

Bond Funds - 11.3%
Fidelity Floating Rate High Income Fund (a)	800,395	7,715,810
Fidelity Focused High Income Fund (a)	426	3,694
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	109,466	1,067,297
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	325,177	4,266,316
Fidelity New Markets Income Fund (a)	144,317	2,339,385
Fidelity U.S. Bond Index Fund Institutional Class (a)	3,326,851	38,624,741
TOTAL BOND FUNDS
(Cost $52,619,290)		54,017,243

Short-Term Funds - 1.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83% (a)(c)
(Cost $7,117,958)	7,117,958	7,117,958
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $395,801,811)		475,935,155
NET OTHER ASSETS (LIABILITIES) - 0.0%		(82,733)
NET ASSETS - 100%		$475,852,422

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$460,037	$1,930,975	$--	$1,618	$2,513,353
Fidelity Banking Portfolio	13,235,974	2,400	357,975	2,400	13,094,925
Fidelity Biotechnology Portfolio	5,497,775	5,090,278	96,393	--	12,098,524
Fidelity Blue Chip Growth Fund	108,338	1,115,716	1,231,088	--	69,399
Fidelity Brokerage and Investment Management Portfolio	--	2,389,489	--	650	2,568,048
Fidelity Canada Fund	907,621	38,537	945,199	--	--
Fidelity Chemicals Portfolio	10,745,171	609,633	5,229,282	3,366	6,933,318
Fidelity Commodity Strategy Fund	--	1,991,386	--	--	1,977,446
Fidelity Consumer Discretionary Portfolio	23,341,950	821,166	7,563,752	--	18,694,778
Fidelity Consumer Staples Portfolio	16,678,988	908,643	2,620,156	35,386	16,628,399
Fidelity Defense and Aerospace Portfolio	5,713,175	5,037,345	1,122,907	4,444	10,161,573
Fidelity Diversified International Fund	8,578,612	3,447,338	4,233,627	--	9,287,689
Fidelity Dividend Growth Fund	9,460	--	--	--	10,159
Fidelity Emerging Asia Fund	1,146,771	--	242,110	--	1,146,683
Fidelity Emerging Markets Fund	1,885,882	326,048	--	--	2,707,037
Fidelity Energy Portfolio	15,683,998	1,569,333	3,801,065	--	11,133,433
Fidelity Energy Service Portfolio	2,456,429	1,977,565	554,873	--	2,963,177
Fidelity Environmental and Alternative Energy Portfolio	393,391	229,672	--	1,012	671,182
Fidelity Equity Dividend Income Fund	2,100,264	2,059,485	359,667	14,725	3,911,262
Fidelity Equity-Income Fund	--	2,565,566	--	--	2,560,589
Fidelity Europe Fund	5,507,776	2,912,067	--	--	9,701,135
Fidelity Financial Services Portfolio	18,717,851	3,470,752	1,401,355	9,265	21,540,654
Fidelity Floating Rate High Income Fund	10,099,539	551,425	2,936,973	179,767	7,715,810
Fidelity Focused High Income Fund	3,541	77	--	77	3,694
Fidelity Global Commodity Stock Fund	1,227,293	316,849	100,752	--	1,417,613
Fidelity Gold Portfolio	74,520	179	--	--	78,921
Fidelity Health Care Portfolio	19,940,678	4,080,578	8,763,977	--	19,167,022
Fidelity Health Care Services Portfolio	--	1,201,132	--	--	1,218,404
Fidelity Industrial Equipment Portfolio	5,687,964	158,031	4,870,606	8,883	1,093,207
Fidelity Industrials Portfolio	11,220,515	579,665	4,365,637	16,073	7,818,997
Fidelity Inflation-Protected Bond Index Fund Institutional Class	8,599,466	579,273	8,233,444	3,035	1,067,297
Fidelity Insurance Portfolio	12,308,185	559,804	6,434,098	10,747	6,940,401
Fidelity International Capital Appreciation Fund	1,689,180	--	790,257	--	1,154,563
Fidelity International Discovery Fund	3,712,847	1,010,608	2,368,817	--	2,891,269
Fidelity International Enhanced Index Fund	--	3,258,225	--	--	3,533,251
Fidelity International Index Fund Premium Class	6,891,320	1,205,729	--	5,831	9,195,237
Fidelity International Real Estate Fund	14,778	--	--	--	16,974
Fidelity International Small Cap Fund	9,323,267	378,293	5,846,677	--	5,434,230
Fidelity International Small Cap Opportunities Fund	3,745,234	800,000	44,599	--	5,256,203
Fidelity Investments Money Market Government Portfolio Institutional Class 0.83%	--	7,674,549	556,591	6,228	7,117,958
Fidelity IT Services Portfolio	33,943	--	35,134	--	--
Fidelity Japan Fund	2,627,502	321,312	--	--	3,385,173
Fidelity Japan Smaller Companies Fund	6,031,255	--	590,000	--	6,341,487
Fidelity Large Cap Stock Fund	1,438,333	3,960,082	--	11,449	5,488,606
Fidelity Leisure Portfolio	--	3,278,375	--	--	3,233,166
Fidelity Long-Term Treasury Bond Index Fund Premium Class	5,734,763	764,526	2,473,914	81,202	4,266,316
Fidelity Magellan Fund	15,180	922	--	28	16,840
Fidelity Materials Portfolio	$352,614	$463	$336,190	$72	$41,030
Fidelity Medical Equipment and Systems Portfolio	10,500,171	7,196,586	5,491,080	--	14,591,405
Fidelity Multimedia Portfolio	1,552,313	2,418,294	--	--	4,107,929
Fidelity New Markets Income Fund	2,556,813	153,788	462,299	61,472	2,339,385
Fidelity Nordic Fund	1,510,616	--	1,093,869	--	589,500
Fidelity OTC Portfolio	31,551	1,189,881	789,348	--	483,572
Fidelity Overseas Fund	51,665,121	11,063,401	305,400	--	72,631,726
Fidelity Pacific Basin Fund	804,529	--	--	--	964,462
Fidelity Real Estate Investment Portfolio	1,669,356	2,053	1,392,092	1,998	273,706
Fidelity Retailing Portfolio	4,065,489	2,797	3,421,872	--	833,568
Fidelity Semiconductors Portfolio	6,962,563	208,434	4,867,039	14,474	2,830,813
Fidelity Series Commodity Strategy Fund	1,953,333	229,744	2,075,628	--	--
Fidelity Small Cap Value Fund	282,330	347,747	--	--	644,835
Fidelity Software and IT Services Portfolio	15,679,364	--	17,077,231	--	--
Fidelity Stock Selector Large Cap Value Fund	7,063,435	511,675	2,772,607	1,820	4,997,389
Fidelity Technology Portfolio	41,395,413	19,211,400	7,748,211	--	64,368,007
Fidelity Telecommunications Portfolio	8,438,482	956,588	5,741,995	20,843	3,386,518
Fidelity Transportation Portfolio	2,257,088	597,730	--	4,264	3,004,323
Fidelity U.S. Bond Index Fund Institutional Class	26,257,271	13,759,938	1,648,159	352,742	38,624,741
Fidelity Utilities Portfolio	3,453,671	402,045	1,297,415	--	2,861,756
Fidelity Value Discovery Fund	76,940	4,013,136	--	--	4,135,088
Total	$432,117,229	$131,438,728	$134,691,360	$853,871	$475,935,155

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $395,801,811) — See accompanying schedule		$475,935,155
Cash		8
Receivable for investments sold		1,157,876
Receivable for fund shares sold		793,960
Total assets		477,886,999
Liabilities
Payable for investments purchased	$1,925,093
Payable for fund shares redeemed	26,742
Accrued management fee	79,081
Distribution and service plan fees payable	3,661
Total liabilities		2,034,577
Net Assets		$475,852,422
Net Assets consist of:
Paid in capital		$382,973,863
Undistributed net investment income		395,036
Accumulated undistributed net realized gain (loss) on investments		12,350,179
Net unrealized appreciation (depreciation) on investments		80,133,344
Net Assets		$475,852,422
Service Class:
Net Asset Value, offering price and redemption price per share ($9,251 ÷ 699 shares)		$13.23
Service Class 2:
Net Asset Value, offering price and redemption price per share ($29,408,351 ÷ 2,234,068 shares)		$13.16
Investor Class:
Net Asset Value, offering price and redemption price per share ($446,434,820 ÷ 33,729,744 shares)		$13.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$853,871
Expenses
Management fee	$568,343
Distribution and service plan fees	34,155
Independent trustees' fees and expenses	840
Total expenses before reductions	603,338
Expense reductions	(127,634)	475,704
Net investment income (loss)		378,167
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	10,908,181
Capital gain distributions from underlying funds	3,770,450
Total net realized gain (loss)		14,678,631
Change in net unrealized appreciation (depreciation) on underlying funds		36,162,374
Net gain (loss)		50,841,005
Net increase (decrease) in net assets resulting from operations		$51,219,172

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$378,167	$3,888,595
Net realized gain (loss)	14,678,631	(363,302)
Change in net unrealized appreciation (depreciation)	36,162,374	18,985,584
Net increase (decrease) in net assets resulting from operations	51,219,172	22,510,877
Distributions to shareholders from net investment income	–	(3,871,727)
Distributions to shareholders from net realized gain	(72,490)	(18,544,706)
Total distributions	(72,490)	(22,416,433)
Share transactions - net increase (decrease)	(7,336,632)	22,525,859
Total increase (decrease) in net assets	43,810,050	22,620,303
Net Assets
Beginning of period	432,042,372	409,422,069
End of period	$475,852,422	$432,042,372
Other Information
Undistributed net investment income end of period	$395,036	$16,869

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 85% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.87	$12.46	$12.07	$9.62	$8.57
Income from Investment Operations
Net investment income (loss)A	.01	.11	.09	.13	.11	.12
Net realized and unrealized gain (loss)	1.41	.48	(.03)	.51	2.57	1.09
Total from investment operations	1.42	.59	.06	.64	2.68	1.21
Distributions from net investment income	–	(.11)	(.16)B	(.13)	(.10)	(.13)
Distributions from net realized gain	–C	(.54)	(.49)B	(.13)	(.13)	(.03)
Total distributions	–C	(.65)	(.65)	(.25)D	(.23)	(.16)
Net asset value, end of period	$13.23	$11.81	$11.87	$12.46	$12.07	$9.62
Total ReturnE,F,G	12.04%	5.66%	.39%	5.29%	27.86%	14.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.19%J	.96%	.74%	1.04%	1.00%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$9	$8	$8	$8	$242	$149
Portfolio turnover rateH	58%J	59%	67%	72%	51%	50%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 85% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$11.83	$12.41	$12.03	$9.60	$8.55
Income from Investment Operations
Net investment income (loss)A	–	.09	.07	.11	.09	.10
Net realized and unrealized gain (loss)	1.40	.47	(.01)	.50	2.55	1.10
Total from investment operations	1.40	.56	.06	.61	2.64	1.20
Distributions from net investment income	–	(.09)	(.15)B	(.11)	(.09)	(.11)
Distributions from net realized gain	–C	(.54)	(.49)B	(.13)	(.13)	(.03)
Total distributions	–C	(.63)	(.64)	(.23)D	(.21)E	(.15)F
Net asset value, end of period	$13.16	$11.76	$11.83	$12.41	$12.03	$9.60
Total ReturnG,H,I	11.92%	5.47%	.35%	5.08%	27.54%	14.01%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.50%L	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%L	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%L	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.03%L	.81%	.59%	.89%	.85%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$29,408	$24,790	$10,346	$8,207	$6,862	$4,812
Portfolio turnover rateJ	58%L	59%	67%	72%	51%	50%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.126 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.128 per share.

 F Total distributions of $.15 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.033 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 85% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$11.87	$12.46	$12.07	$9.63	$8.58
Income from Investment Operations
Net investment income (loss)A	.01	.11	.09	.13	.11	.12
Net realized and unrealized gain (loss)	1.42	.48	(.03)	.51	2.56	1.09
Total from investment operations	1.43	.59	.06	.64	2.67	1.21
Distributions from net investment income	–	(.11)	(.16)B	(.13)	(.10)	(.13)
Distributions from net realized gain	–C	(.54)	(.49)B	(.13)	(.13)	(.03)
Total distributions	–C	(.65)	(.65)	(.25)D	(.23)	(.16)
Net asset value, end of period	$13.24	$11.81	$11.87	$12.46	$12.07	$9.63
Total ReturnE,F,G	12.13%	5.66%	.39%	5.29%	27.73%	14.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.17%J	.96%	.74%	1.04%	1.00%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$446,435	$407,244	$399,068	$376,927	$325,256	$226,548
Portfolio turnover rateH	58%J	59%	67%	72%	51%	50%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP FundsManager 20% Portfolio	$702,967,911	$42,687,282	$(1,993,387)	$40,693,895
VIP FundsManager 50% Portfolio	5,936,457,771	650,553,717	(29,634,411)	620,919,306
VIP FundsManager 60% Portfolio	5,226,269,099	1,098,460,005	(22,755,039)	1,075,704,966
VIP FundsManager 70% Portfolio	1,129,712,355	203,626,222	(4,858,951)	198,767,271
VIP FundsManager 85% Portfolio	396,199,865	81,862,970	(2,127,680)	79,735,290

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
VIP FundsManager 50% Portfolio	$(6,562,221)
VIP FundsManager 70% Portfolio	(3,457,523)
VIP FundsManager 85% Portfolio	(1,772,954)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	98,944,557	125,109,499
VIP FundsManager 50% Portfolio	991,413,184	1,121,107,946
VIP FundsManager 60% Portfolio	1,047,618,581	1,618,436,429
VIP FundsManager 70% Portfolio	322,463,987	278,316,617
VIP FundsManager 85% Portfolio	131,438,728	134,691,360

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2018.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$31	$9,742	$9,773
VIP FundsManager 50% Portfolio	33	118,175	118,208
VIP FundsManager 60% Portfolio	31	667,235	667,266
VIP FundsManager 70% Portfolio	37	52,286	52,323
VIP FundsManager 85% Portfolio	4	34,151	34,155

5. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2018. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$184,692
VIP FundsManager 50% Portfolio	1,613,792
VIP FundsManager 60% Portfolio	1,599,969
VIP FundsManager 70% Portfolio	315,174
VIP FundsManager 85% Portfolio	113,934

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$31
Service Class 2	3,899
VIP FundsManager 50% Portfolio
Service Class	33
Service Class 2	47,324
VIP FundsManager 60% Portfolio
Service Class	31
Service Class 2	267,194
VIP FundsManager 70% Portfolio
Service Class	37
Service Class 2	20,954
VIP FundsManager 85% Portfolio
Service Class	4
Service Class 2	13,694

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

VIP FundsManager 20% Portfolio	$17
VIP FundsManager 50% Portfolio	99
VIP FundsManager 60% Portfolio	7
VIP FundsManager 70% Portfolio	8
VIP FundsManager 85% Portfolio	2

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$–	$759
Service Class 2	–	87,940
Investor Class	–	9,267,741
Total	$–	$9,356,440
From net realized gain
Service Class	$163	$785
Service Class 2	20,893	28,240
Investor Class	1,960,628	9,691,476
Total	$1,981,684	$9,720,501
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$10	$786
Service Class 2	15,049	1,003,947
Investor Class	1,018,904	77,017,728
Total	$1,033,963	$78,022,461
From net realized gain
Service Class	$–	$839
Service Class 2	–	1,173,026
Investor Class	–	84,164,303
Total	$–	$85,338,168
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$–	$748
Service Class 2	–	5,636,950
Investor Class	–	73,535,243
Total	$–	$79,172,941
From net realized gain
Service Class	$730	$1,943
Service Class 2	6,280,490	16,767,592
Investor Class	70,681,755	214,686,769
Total	$76,962,975	$231,456,304
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$6	$766
Service Class 2	3,282	368,134
Investor Class	95,130	12,160,047
Total	$98,418	$12,528,947
From net realized gain
Service Class	$12	$2,783
Service Class 2	6,565	590,026
Investor Class	190,261	44,724,467
Total	$196,838	$45,317,276
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$–	$75
Service Class 2	–	195,908
Investor Class	–	3,675,744
Total	$–	$3,871,727
From net realized gain
Service Class	$1	$363
Service Class 2	4,274	510,771
Investor Class	68,215	18,033,572
Total	$72,490	$18,544,706

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
VIP FundsManager 20% Portfolio
Service Class
Shares sold	125	276	$1,403	$3,067
Reinvestment of distributions	15	142	163	1,544
Shares redeemed	(144)	(637)	(1,614)	(6,990)
Net increase (decrease)	(4)	(219)	$(48)	$(2,379)
Service Class 2
Shares sold	66,884	583,914	$748,251	$6,568,039
Reinvestment of distributions	1,875	10,611	20,893	116,180
Shares redeemed	(56,434)	(43,073)	(632,432)	(479,541)
Net increase (decrease)	12,325	551,452	$136,712	$6,204,678
Investor Class
Shares sold	1,580,090	5,562,471	$17,856,228	$61,838,223
Reinvestment of distributions	175,526	1,744,688	1,960,628	18,959,217
Shares redeemed	(4,455,432)	(6,876,512)	(49,943,943)	(76,032,084)
Net increase (decrease)	(2,699,816)	430,647	$(30,127,087)	$4,765,356
VIP FundsManager 50% Portfolio
Service Class
Shares sold	46	140	$590	$1,673
Reinvestment of distributions	1	140	10	1,625
Shares redeemed	(26)	(519)	(328)	(6,011)
Net increase (decrease)	21	(239)	$272	$(2,713)
Service Class 2
Shares sold	607,992	1,432,843	$7,649,019	$16,925,710
Reinvestment of distributions	1,220	188,664	15,049	2,176,973
Shares redeemed	(697,442)	(1,093,992)	(8,765,315)	(12,972,657)
Net increase (decrease)	(88,230)	527,515	$(1,101,247)	$6,130,026
Investor Class
Shares sold	3,127,125	20,135,574	$39,386,696	$232,269,865
Reinvestment of distributions	82,369	13,921,695	1,018,904	161,182,031
Shares redeemed	(18,003,681)	(30,310,227)	(225,763,912)	(363,020,814)
Net increase (decrease)	(14,794,187)	3,747,042	$(185,358,312)	$30,431,082
VIP FundsManager 60% Portfolio
Service Class
Shares sold	83	127	$951	$1,386
Reinvestment of distributions	65	262	730	2,691
Shares redeemed	(125)	(458)	(1,424)	(4,855)
Net increase (decrease)	23	(69)	$257	$(778)
Service Class 2
Shares sold	2,665,522	7,205,028	$30,643,547	$78,172,620
Reinvestment of distributions	558,266	2,187,862	6,280,490	22,404,542
Shares redeemed	(2,745,399)	(8,407,324)	(31,501,019)	(91,212,112)
Net increase (decrease)	478,389	985,566	$5,423,018	$9,365,050
Investor Class
Shares sold	2,092,571	8,487,429	$24,108,431	$89,862,001
Reinvestment of distributions	6,271,673	28,097,227	70,681,755	288,222,012
Shares redeemed	(56,836,879)	(80,685,724)	(654,062,751)	(888,816,014)
Net increase (decrease)	(48,472,635)	(44,101,068)	$(559,272,565)	$(510,732,001)
VIP FundsManager 70% Portfolio
Service Class
Shares sold	62	112	$789	$1,312
Reinvestment of distributions	1	324	18	3,549
Shares redeemed	(66)	(493)	(818)	(5,634)
Net increase (decrease)	(3)	(57)	$(11)	$(773)
Service Class 2
Shares sold	256,753	2,496,726	$3,229,207	$29,110,023
Reinvestment of distributions	795	85,492	9,847	958,160
Shares redeemed	(140,091)	(359,478)	(1,775,582)	(4,071,709)
Net increase (decrease)	117,457	2,222,740	$1,463,472	$25,996,474
Investor Class
Shares sold	5,117,014	4,485,003	$65,412,550	$52,417,150
Reinvestment of distributions	22,978	5,199,011	285,391	56,884,514
Shares redeemed	(2,683,241)	(5,561,107)	(34,098,195)	(65,536,648)
Net increase (decrease)	2,456,751	4,122,907	$31,599,746	$43,765,016
VIP FundsManager 85% Portfolio
Service Class
Shares sold	49	105	$618	$1,201
Reinvestment of distributions	–	42	1	438
Shares redeemed	(51)	(122)	(635)	(1,398)
Net increase (decrease)	(2)	25	$(16)	$241
Service Class 2
Shares sold	234,367	1,351,300	$2,955,189	$15,437,557
Reinvestment of distributions	348	65,957	4,274	706,679
Shares redeemed	(109,049)	(183,674)	(1,369,316)	(2,084,680)
Net increase (decrease)	125,666	1,233,583	$1,590,147	$14,059,556
Investor Class
Shares sold	1,329,038	3,086,772	$16,934,160	$35,790,365
Reinvestment of distributions	5,523	2,064,110	68,215	21,709,316
Shares redeemed	(2,078,107)	(4,283,520)	(25,929,138)	(49,033,619)
Net increase (decrease)	(743,546)	867,362	$(8,926,763)	$8,466,062

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control: however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets.

At the end of the period, the following Funds were each the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Banking Portfolio	11%	16%
Fidelity Consumer Discretionary Portfolio	21%	27%
Fidelity Financial Services Portfolio	17%	19%
Fidelity Industrial Equipment Portfolio	22%	25%
Fidelity Insurance Portfolio	11%	14%
Fidelity Japan Smaller Companies Fund	10%	11%
Fidelity Technology Portfolio	–	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Banking Portfolio	31%
Fidelity Consumer Discretionary Portfolio	57%
Fidelity Financial Services Portfolio	43%
Fidelity Industrial Equipment Portfolio	53%
Fidelity Insurance Portfolio	31%
Fidelity Japan Smaller Companies Fund	25%
Fidelity Technology Portfolio	25%

In addition, at the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	–	–
VIP FundsManager 50% Portfolio	23%	1	71%
VIP FundsManager 60% Portfolio	30%	1	46%
VIP FundsManager 70% Portfolio	97%	–	–
VIP FundsManager 85% Portfolio	94%	–	–

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,039.90	$1.01
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,039.10	$1.77
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,039.00	$1.01
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,075.80	$1.03
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,075.20	$1.80
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,076.70	$1.03
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,090.10	$1.04
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,088.40	$1.81
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,090.10	$1.04
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,100.50	$1.04
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,099.20	$1.82
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,100.60	$1.04
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,120.40	$1.05
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,119.20	$1.84
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,121.30	$1.05
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

VIPFM-SANN-0817
1.833444.111

Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio Semi-Annual Report June 30, 2017

VIP Investment Grade Bond Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Fidelity® VIP Investment Grade Central Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations	53.3%
AAA	0.7%
AA	0.9%
A	5.3%
BBB	23.3%
BB and Below	11.4%
Short-Term Investments and Net Other Assets	5.1%

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations	45.3%
AAA	1.7%
AA	1.6%
A	6.6%
BBB	27.5%
BB and Below	14.1%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Corporate Bonds	35.9%
U.S. Government and U.S. Government Agency Obligations	53.3%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	0.8%
Municipal Bonds	2.2%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 10.3%

 ** Futures and Swaps - 0.0%

As of December 31, 2016*,**
Corporate Bonds	43.0%
U.S. Government and U.S. Government Agency Obligations	45.3%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	2.7%
Municipal Bonds	2.8%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Futures and Swaps - 3.1%

 ** Foreign investments - 11.9%

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investment Grade Bond Portfolio

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.2%
	Principal Amount	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Southwestern Energy Co. 5.8% 1/23/20 (a)	$3,000,000	$3,063,750
The Williams Companies, Inc. 5.75% 6/24/44	1,900,000	1,961,750
		5,025,500
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	583,871
TOTAL NONCONVERTIBLE BONDS
(Cost $4,008,694)		5,609,371

U.S. Government and Government Agency Obligations - 1.2%
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,319,900	10,321,418
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bonds:
3% 11/15/45	$9,573,000	$9,876,273
3% 2/15/47	19,938,000	20,603,110
U.S. Treasury Notes 1.625% 5/15/26	8,200,000	7,773,666

TOTAL U.S. TREASURY OBLIGATIONS		38,253,049

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,666,924)		48,574,467

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1606% 2/25/37 (a)	$432,916	$420,239
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 3.1525% 3/25/35 (a)	371,856	370,256
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $511,251)		790,495
	Shares	Value

Fixed-Income Funds - 98.1%
Fidelity Specialized High Income Central Fund (b)	1,909,377	199,109,829
Fidelity VIP Investment Grade Central Fund (b)(c)	36,234,714	3,803,195,621
TOTAL FIXED-INCOME FUNDS
(Cost $3,966,866,257)		4,002,305,450

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.10% (d)
(Cost $24,501,516)	24,496,831	24,501,730
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,044,554,642)		4,081,781,513
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,288,864)
NET ASSETS - 100%		$4,079,492,649

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,194
Fidelity Specialized High Income Central Fund	5,179,471
Fidelity VIP Investment Grade Central Fund	52,202,330
Total	$57,466,995

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$210,069,754	$5,179,819	$20,000,000	$199,109,829	27.6%
Fidelity VIP Investment Grade Central Fund	3,502,035,462	274,092,842	--	3,803,195,621	71.6%
Total	$3,712,105,216	$279,272,661	$20,000,000	$4,002,305,450

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$5,609,371	$--	$5,609,371	$--
U.S. Government and Government Agency Obligations	48,574,467	--	48,574,467	--
Collateralized Mortgage Obligations	790,495	--	790,495	--
Fixed-Income Funds	4,002,305,450	4,002,305,450	--	--
Money Market Funds	24,501,730	24,501,730	--	--
Total Investments in Securities:	$4,081,781,513	$4,026,807,180	$54,974,333	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
United Kingdom	2.5%
Mexico	1.9%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.7%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $53,186,869)	$54,974,333
Fidelity Central Funds (cost $3,991,367,773)	4,026,807,180
Total Investments (cost $4,044,554,642)		$4,081,781,513
Receivable for fund shares sold		31,832,835
Interest receivable		406,160
Distributions receivable from Fidelity Central Funds		11,866
Total assets		4,114,032,374
Liabilities
Payable for investments purchased	$30,000,000
Payable for fund shares redeemed	2,770,489
Accrued management fee	1,041,442
Distribution and service plan fees payable	350,913
Other affiliated payables	351,550
Other payables and accrued expenses	25,331
Total liabilities		34,539,725
Net Assets		$4,079,492,649
Net Assets consist of:
Paid in capital		$3,976,641,448
Undistributed net investment income		48,577,481
Accumulated undistributed net realized gain (loss) on investments		17,046,849
Net unrealized appreciation (depreciation) on investments		37,226,871
Net Assets		$4,079,492,649
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,065,839,314 ÷ 82,867,041 shares)		$12.86
Service Class:
Net Asset Value, offering price and redemption price per share ($583,637,302 ÷ 45,888,267 shares)		$12.72
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,454,102,751 ÷ 115,907,097 shares)		$12.55
Investor Class:
Net Asset Value, offering price and redemption price per share ($975,913,282 ÷ 76,170,139 shares)		$12.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$1,044,021
Income from Fidelity Central Funds		57,466,995
Total income		58,511,016
Expenses
Management fee	$6,050,538
Transfer agent fees	1,491,278
Distribution and service plan fees	2,022,970
Accounting fees and expenses	563,866
Custodian fees and expenses	6,754
Independent trustees' fees and expenses	7,275
Registration fees	762
Audit	25,117
Legal	3,497
Miscellaneous	18,112
Total expenses before reductions	10,190,169
Expense reductions	(11,332)	10,178,837
Net investment income (loss)		48,332,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	349,209
Fidelity Central Funds	(255,011)
Capital gain distributions from Fidelity Central Funds	17,621,758
Total net realized gain (loss)		17,715,956
Change in net unrealized appreciation (depreciation) on investment securities		32,220,584
Net gain (loss)		49,936,540
Net increase (decrease) in net assets resulting from operations		$98,268,719

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,332,179	$95,863,895
Net realized gain (loss)	17,715,956	32,552,902
Change in net unrealized appreciation (depreciation)	32,220,584	31,223,842
Net increase (decrease) in net assets resulting from operations	98,268,719	159,640,639
Distributions to shareholders from net investment income	(14,261,096)	(88,029,174)
Distributions to shareholders from net realized gain	(17,412,901)	(1,708,806)
Total distributions	(31,673,997)	(89,737,980)
Share transactions - net increase (decrease)	220,862,933	169,530,017
Total increase (decrease) in net assets	287,457,655	239,432,676
Net Assets
Beginning of period	3,792,034,994	3,552,602,318
End of period	$4,079,492,649	$3,792,034,994
Other Information
Undistributed net investment income end of period	$48,577,481	$14,506,398

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$12.37	$12.79	$12.36	$13.06	$12.97
Income from Investment Operations
Net investment income (loss)A	.164	.344	.345	.327	.295	.318
Net realized and unrealized gain (loss)	.162	.240	(.419)	.392	(.526)	.443
Total from investment operations	.326	.584	(.074)	.719	(.231)	.761
Distributions from net investment income	(.049)	(.308)	(.336)	(.284)	(.310)	(.315)
Distributions from net realized gain	(.057)	(.006)	(.010)	(.005)	(.159)	(.356)
Total distributions	(.106)	(.314)	(.346)	(.289)	(.469)	(.671)
Net asset value, end of period	$12.86	$12.64	$12.37	$12.79	$12.36	$13.06
Total ReturnB,C,D	2.59%	4.74%	(.60)%	5.83%	(1.78)%	5.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G	.41%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.41%G	.41%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%G	.41%	.42%	.42%	.42%	.42%
Net investment income (loss)	2.60%G	2.67%	2.69%	2.56%	2.29%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,065,839	$1,023,875	$1,052,893	$1,081,564	$981,378	$1,149,849
Portfolio turnover rateH	2%G	11%	9%	7%	4%	2%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than 0.005% to less than 0.01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.24	$12.66	$12.24	$12.94	$12.86
Income from Investment Operations
Net investment income (loss)A	.156	.328	.329	.312	.280	.302
Net realized and unrealized gain (loss)	.168	.236	(.416)	.391	(.523)	.436
Total from investment operations	.324	.564	(.087)	.703	(.243)	.738
Distributions from net investment income	(.047)	(.298)	(.323)	(.278)	(.298)	(.302)
Distributions from net realized gain	(.057)	(.006)	(.010)	(.005)	(.159)	(.356)
Total distributions	(.104)	(.304)	(.333)	(.283)	(.457)	(.658)
Net asset value, end of period	$12.72	$12.50	$12.24	$12.66	$12.24	$12.94
Total ReturnB,C,D	2.61%	4.63%	(.71)%	5.75%	(1.89)%	5.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.51%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%G	.51%	.52%	.52%	.52%	.52%
Expenses net of all reductions	.51%G	.51%	.52%	.52%	.52%	.52%
Net investment income (loss)	2.49%G	2.57%	2.60%	2.46%	2.19%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$583,637	$541,803	$520,000	$432,656	$265,505	$288,708
Portfolio turnover rateH	2%G	11%	9%	7%	4%	2%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than 0.005% to less than 0.01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$12.09	$12.51	$12.10	$12.79	$12.72
Income from Investment Operations
Net investment income (loss)A	.144	.304	.306	.289	.257	.279
Net realized and unrealized gain (loss)	.167	.235	(.410)	.379	(.510)	.430
Total from investment operations	.311	.539	(.104)	.668	(.253)	.709
Distributions from net investment income	(.044)	(.283)	(.306)	(.253)	(.278)	(.283)
Distributions from net realized gain	(.057)	(.006)	(.010)	(.005)	(.159)	(.356)
Total distributions	(.101)	(.289)	(.316)	(.258)	(.437)	(.639)
Net asset value, end of period	$12.55	$12.34	$12.09	$12.51	$12.10	$12.79
Total ReturnB,C,D	2.53%	4.48%	(.85)%	5.53%	(1.99)%	5.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.66%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.66%G	.66%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.66%G	.66%	.67%	.67%	.67%	.67%
Net investment income (loss)	2.34%G	2.42%	2.45%	2.31%	2.04%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,454,103	$1,310,808	$1,186,855	$1,082,467	$1,115,493	$1,198,326
Portfolio turnover rateH	2%G	11%	9%	7%	4%	2%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than 0.005% to less than 0.01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$12.32	$12.75	$12.32	$13.02	$12.93
Income from Investment Operations
Net investment income (loss)A	.161	.338	.340	.322	.290	.313
Net realized and unrealized gain (loss)	.164	.243	(.428)	.395	(.526)	.444
Total from investment operations	.325	.581	(.088)	.717	(.236)	.757
Distributions from net investment income	(.048)	(.305)	(.332)	(.282)	(.305)	(.311)
Distributions from net realized gain	(.057)	(.006)	(.010)	(.005)	(.159)	(.356)
Total distributions	(.105)	(.311)	(.342)	(.287)	(.464)	(.667)
Net asset value, end of period	$12.81	$12.59	$12.32	$12.75	$12.32	$13.02
Total ReturnB,C,D	2.60%	4.74%	(.71)%	5.83%	(1.82)%	5.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.56%G	2.63%	2.66%	2.53%	2.26%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$975,913	$915,550	$792,855	$759,351	$582,454	$744,227
Portfolio turnover rateH	2%G	11%	9%	7%	4%	2%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than 0.005% to less than 0.01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than 0.01%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than 0.005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), market discount, short-term gain distributions from underlying funds, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$118,155,423
Gross unrealized depreciation	(26,706,853)
Net unrealized appreciation (depreciation) on securities	$91,448,570
Tax cost	$3,990,332,943

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $279,272,661 and $20,163,222, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$280,527
Service Class 2	1,742,443
$2,022,970

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$351,423
Service Class	190,758
Service Class 2	473,945
Investor Class	475,152
$1,491,278

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,556 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,330.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$3,935,930	$24,450,239
Service Class	2,039,879	12,665,566
Service Class 2	4,832,552	29,201,380
Investor Class	3,452,735	21,711,989
Total	$14,261,096	$88,029,174
From net realized gain
Initial Class	$4,578,531	$497,316
Service Class	2,473,896	247,698
Service Class 2	6,260,351	577,528
Investor Class	4,100,123	386,264
Total	$17,412,901	$1,708,806

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	8,160,355	12,976,360	$104,073,327	$167,325,356
Reinvestment of distributions	673,612	1,987,447	8,514,461	24,947,555
Shares redeemed	(6,963,181)	(19,098,381)	(88,628,049)	(245,920,014)
Net increase (decrease)	1,870,786	(4,134,574)	$23,959,739	$(53,647,103)
Service Class
Shares sold	5,268,817	8,305,309	$66,402,154	$106,345,525
Reinvestment of distributions	360,813	1,040,279	4,513,775	12,913,264
Shares redeemed	(3,069,930)	(8,496,482)	(38,669,832)	(107,627,832)
Net increase (decrease)	2,559,700	849,106	$32,246,097	$11,630,957
Service Class 2
Shares sold	14,098,555	22,975,530	$175,199,415	$291,172,285
Reinvestment of distributions	898,939	2,430,298	11,092,903	29,778,908
Shares redeemed	(5,295,084)	(17,346,367)	(65,878,239)	(217,721,146)
Net increase (decrease)	9,702,410	8,059,461	$120,414,079	$103,230,047
Investor Class
Shares sold	6,442,656	16,055,919	$81,944,666	$207,020,681
Reinvestment of distributions	599,909	1,767,369	7,552,858	22,098,253
Shares redeemed	(3,575,257)	(9,454,282)	(45,254,506)	(120,802,818)
Net increase (decrease)	3,467,308	8,369,006	$44,243,018	$108,316,116

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investments adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the Fund.

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.41%
Actual		$1,000.00	$1,025.90	$2.06
Hypothetical-C		$1,000.00	$1,022.76	$2.06
Service Class	.51%
Actual		$1,000.00	$1,026.10	$2.56
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Service Class 2.66%
Actual		$1,000.00	1,025.30	$3.31
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Investor Class	.45%
Actual		$1,000.00	$1,026.00	$2.26
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than 0.005% to less than 0.01%.

 C 5% return per year before expenses

The following are the financial statements for the Fidelity® VIP Investment Grade Central Fund as of June 30, 2017 which is a direct investment of VIP Investment Grade Bond Portfolio.

Fidelity® VIP Investment Grade Central Fund

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations	55.9%
AAA	0.7%
AA	1.0%
A	5.4%
BBB	25.0%
BB and Below	7.3%
Short-Term Investments and Net Other Assets	4.7%

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations	47.7%
AAA	1.7%
AA	1.8%
A	7.4%
BBB	29.7%
BB and Below	9.3%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Corporate Bonds	34.1%
U.S. Government and U.S. Government Agency Obligations	55.9%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	2.4%
Other Investments	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

 * Foreign investments - 9.2%

 ** Futures and Swaps - 0.0%

As of December 31, 2016*,**
Corporate Bonds	41.6%
U.S. Government and U.S. Government Agency Obligations	47.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	3.0%
Municipal Bonds	3.0%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Futures and Swaps - 3.3%

 ** Foreign investments - 11.2%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® VIP Investment Grade Central Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.9%
General Motors Co. 3.5% 10/2/18	$3,528,000	$3,590,033
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,120,112
3.2% 7/13/20	10,000,000	10,188,370
3.25% 5/15/18	1,860,000	1,881,829
3.5% 7/10/19	4,187,000	4,284,494
4.2% 3/1/21	5,411,000	5,674,938
4.25% 5/15/23	2,080,000	2,174,247
4.375% 9/25/21	15,702,000	16,611,617
4.75% 8/15/17	1,940,000	1,946,615
		47,472,255
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	422,079
4.25% 6/15/23	2,932,000	3,167,536
		3,589,615
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	910,000	926,420
3.7% 1/30/26	2,400,000	2,485,726
		3,412,146
Media - 1.6%
21st Century Fox America, Inc. 7.75% 12/1/45	3,169,000	4,597,997
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	11,322,036
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,117,228
4.908% 7/23/25	3,860,000	4,170,390
5.375% 5/1/47 (a)	5,675,000	6,011,834
6.484% 10/23/45	1,700,000	2,042,897
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,695,896
4.5% 9/15/42	1,053,000	1,003,218
5.5% 9/1/41	1,700,000	1,829,117
5.875% 11/15/40	1,500,000	1,673,865
6.55% 5/1/37	18,635,000	22,275,590
6.75% 7/1/18	4,425,000	4,629,559
7.3% 7/1/38	3,781,000	4,837,748
8.25% 4/1/19	7,716,000	8,512,214
		86,719,589

TOTAL CONSUMER DISCRETIONARY		141,193,605

CONSUMER STAPLES - 1.8%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	10,001,498
3.3% 2/1/23	10,630,000	10,944,680
4.7% 2/1/36	10,065,000	11,119,329
4.9% 2/1/46	11,511,000	13,010,101
		45,075,608
Food & Staples Retailing - 0.2%
CVS Health Corp. 3.5% 7/20/22	2,525,000	2,618,289
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,498,762
3.3% 11/18/21	2,918,000	3,008,423
		8,125,474
Tobacco - 0.8%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,376,164
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,001,065
4.25% 7/21/25 (a)	4,804,000	5,071,069
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,119,210
3.25% 6/12/20	939,000	966,663
4% 6/12/22	3,228,000	3,420,189
4.45% 6/12/25	2,341,000	2,513,136
5.7% 8/15/35	1,215,000	1,441,260
5.85% 8/15/45	9,320,000	11,427,233
6.15% 9/15/43	4,000,000	5,001,140
7.25% 6/15/37	2,962,000	4,053,965
		43,391,094

TOTAL CONSUMER STAPLES		96,592,176

ENERGY - 6.2%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,629,128
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,528,475
4.85% 11/15/35	2,154,000	2,305,329
Noble Holding International Ltd.:
5.75% 3/16/18	342,000	344,907
7.7% 4/1/25 (b)	2,180,000	1,673,150
8.7% 4/1/45 (b)	2,104,000	1,504,360
		9,985,349
Oil, Gas & Consumable Fuels - 6.0%
Amerada Hess Corp. 7.875% 10/1/29	2,544,000	3,076,261
Anadarko Finance Co. 7.5% 5/1/31	6,883,000	8,602,215
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,728,945
5.55% 3/15/26	3,337,000	3,729,451
6.45% 9/15/36	1,002,000	1,180,658
6.6% 3/15/46	4,530,000	5,593,608
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,761,866
3.8% 4/15/24	6,783,000	6,865,176
5.85% 2/1/35	2,497,000	2,772,107
Cenovus Energy, Inc.:
4.25% 4/15/27 (a)	5,331,000	5,078,982
5.7% 10/15/19	1,198,000	1,264,357
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	898,110
3.3% 6/1/20	4,379,000	4,486,465
4.5% 6/1/25	1,336,000	1,422,279
ConocoPhillips Co. 5.75% 2/1/19	945,000	1,000,264
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,813,780
5.35% 3/15/20 (a)	3,724,000	3,872,960
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,709,015
5.6% 4/1/44	1,227,000	1,156,448
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,613,235
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,683,029
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,248,136
3.9% 5/15/24 (b)	1,322,000	1,311,111
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,589,217
4.375% 10/15/20	3,093,000	3,255,194
Enbridge, Inc.:
4.25% 12/1/26	1,773,000	1,850,852
5.5% 12/1/46	2,046,000	2,308,952
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,274,449
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,967,366
2.55% 10/15/19	863,000	870,490
3.7% 2/15/26	4,800,000	4,889,280
3.75% 2/15/25	2,900,000	2,986,678
Kinder Morgan Energy Partners LP 6.55% 9/15/40	460,000	526,734
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,370,393
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,029,480
Petro-Canada 6.05% 5/15/18	1,480,000	1,533,242
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,619,860
5.625% 5/20/43	6,681,000	5,543,560
7.25% 3/17/44	24,245,000	23,838,896
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	13,384,000	13,607,513
Petroleos Mexicanos:
3.125% 1/23/19	642,000	646,494
3.5% 7/18/18	5,440,000	5,505,824
3.5% 7/23/20	32,555,000	32,896,828
3.5% 1/30/23	3,410,000	3,268,485
4.5% 1/23/26	6,809,000	6,618,552
4.625% 9/21/23	7,350,000	7,438,200
4.875% 1/24/22	3,398,000	3,500,654
4.875% 1/18/24	4,539,000	4,597,553
5.375% 3/13/22 (a)	2,700,000	2,842,425
5.5% 1/21/21	3,601,000	3,777,449
5.5% 6/27/44	2,492,000	2,202,928
5.625% 1/23/46	8,402,000	7,448,373
6% 3/5/20	1,625,000	1,742,000
6.375% 1/23/45	4,048,000	3,946,800
6.5% 6/2/41	7,675,000	7,621,275
6.75% 9/21/47	4,975,000	5,024,153
8% 5/3/19	2,537,000	2,774,844
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,039,276
Phillips 66 Partners LP 2.646% 2/15/20	375,000	376,274
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	1,784,000	1,819,769
Southwestern Energy Co.:
5.8% 1/23/20 (b)	3,196,000	3,263,915
6.7% 1/23/25 (b)	2,509,000	2,452,548
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	5,018,085
Spectra Energy Partners LP 2.95% 9/25/18	733,000	741,262
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,189,880
4.55% 6/24/24	13,337,000	13,703,768
Western Gas Partners LP:
4.65% 7/1/26	8,532,000	8,734,481
5.375% 6/1/21	6,322,000	6,786,288
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,597,899
3.9% 1/15/25	1,216,000	1,229,461
4% 11/15/21	1,605,000	1,669,824
4.3% 3/4/24	5,449,000	5,668,328
4.5% 11/15/23	1,751,000	1,868,851
		317,943,360

TOTAL ENERGY		327,928,709

FINANCIALS - 14.1%
Banks - 7.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	382,000	385,503
5.5% 7/12/20 (a)	4,200,000	4,402,104
5.75% 9/26/23 (a)	3,877,000	4,095,042
6.5% 6/10/19 (a)	1,340,000	1,422,088
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,338,118
2.6% 1/15/19	7,155,000	7,222,600
3.5% 4/19/26	5,024,000	5,041,614
3.875% 8/1/25	5,381,000	5,567,215
3.95% 4/21/25	4,125,000	4,179,990
4.2% 8/26/24	6,867,000	7,124,169
4.25% 10/22/26	4,261,000	4,388,323
5.75% 12/1/17	12,290,000	12,498,131
5.875% 1/5/21	1,785,000	1,983,754
Barclays PLC:
2% 3/16/18	17,646,000	17,663,946
2.75% 11/8/19	3,581,000	3,613,254
3.25% 1/12/21	4,610,000	4,688,222
4.375% 1/12/26	6,221,000	6,464,341
Citigroup, Inc.:
1.85% 11/24/17	8,579,000	8,592,589
2.15% 7/30/18	9,998,000	10,029,654
3.875% 3/26/25	9,500,000	9,559,546
4.05% 7/30/22	1,800,000	1,881,481
5.5% 9/13/25	1,663,000	1,849,457
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,561,156
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,063,544
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,703,365
3.75% 3/26/25	4,660,000	4,708,660
3.8% 9/15/22	7,240,000	7,521,332
3.8% 6/9/23	8,582,000	8,846,471
Discover Bank:
4.2% 8/8/23	2,849,000	2,996,048
7% 4/15/20	2,309,000	2,562,688
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,062,340
4.5% 6/1/18	1,179,000	1,207,072
8.25% 3/1/38	4,319,000	6,440,795
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,704,361
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,276,102
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,722,287
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,146,922
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	3,070,089
5.71% 1/15/26 (a)	6,992,000	7,383,056
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,852,340
2.95% 10/1/26	8,028,000	7,748,650
3.875% 9/10/24	43,751,000	45,143,551
4.125% 12/15/26	14,080,000	14,626,642
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,495,516
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,814,296
Regions Bank 6.45% 6/26/37	7,720,000	9,309,849
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,896,247
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	44,900,592
6% 12/19/23	8,517,000	9,396,227
6.1% 6/10/23	11,522,000	12,693,926
6.125% 12/15/22	8,239,000	9,019,291
Synchrony Bank 3% 6/15/22	4,542,000	4,520,989
		373,385,545
Capital Markets - 4.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,528,882
4.25% 2/15/24	4,287,000	4,487,610
Credit Suisse AG 6% 2/15/18	6,486,000	6,650,213
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,312,434
Deutsche Bank AG London Branch:
1.875% 2/13/18	24,542,000	24,535,153
2.85% 5/10/19	9,310,000	9,409,608
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,473,693
2.625% 1/31/19	16,652,000	16,825,048
2.9% 7/19/18	6,251,000	6,322,061
3.7% 6/5/28 (b)	41,645,000	41,814,912
5.25% 7/27/21	1,125,000	1,232,942
5.95% 1/18/18	755,000	771,881
6.15% 4/1/18	5,954,000	6,145,111
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,659,612
Lazard Group LLC 4.25% 11/14/20	3,307,000	3,488,627
Moody's Corp.:
3.25% 1/15/28 (a)	2,386,000	2,351,167
4.875% 2/15/24	2,240,000	2,466,141
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,362,263
2.125% 4/25/18	4,257,000	4,271,074
2.65% 1/27/20	15,070,000	15,227,888
3.125% 7/27/26	13,337,000	12,968,205
4.875% 11/1/22	7,751,000	8,414,617
5% 11/24/25	1,047,000	1,138,673
5.75% 1/25/21	3,512,000	3,885,480
6.625% 4/1/18	10,165,000	10,526,030
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,074,400
Thomson Reuters Corp. 3.85% 9/29/24	3,379,000	3,481,424
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,458,503
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,515,275
		233,798,927
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	1,724,000	1,769,241
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,160,905
3.95% 11/6/24	2,847,000	2,891,325
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	5,012,220
2.875% 10/1/18	4,500,000	4,544,735
Hyundai Capital America:
2% 3/19/18 (a)	6,308,000	6,312,334
2.125% 10/2/17 (a)	4,770,000	4,773,406
2.875% 8/9/18 (a)	1,921,000	1,936,842
Synchrony Financial:
1.875% 8/15/17	994,000	994,221
3% 8/15/19	1,459,000	1,479,630
3.75% 8/15/21	2,203,000	2,262,547
4.25% 8/15/24	2,218,000	2,265,658
		39,403,064
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,816,824
3.875% 8/15/22	5,542,000	5,666,113
4.125% 6/15/26	2,032,000	2,020,407
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,807,747
		16,311,091
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	912,473
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,422,694
3.75% 7/10/25	8,311,000	8,466,175
4.875% 6/1/22	3,597,000	3,946,387
Aon Corp. 5% 9/30/20	1,402,000	1,509,604
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,447,961
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,476,350
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,354,995
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	887,497
4.75% 2/8/21	1,477,000	1,606,208
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,679,816
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,748,125
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,869,709
6% 2/10/20 (a)	5,271,000	5,712,135
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	602,379
6.2% 11/15/40	1,297,000	1,674,795
7.375% 6/15/19	1,250,000	1,377,884
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,993,078
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,239,522
4.125% 11/1/24 (a)	1,771,000	1,832,425
Unum Group:
3.875% 11/5/25	4,860,000	4,926,767
4% 3/15/24	5,930,000	6,125,328
5.625% 9/15/20	2,889,000	3,160,540
5.75% 8/15/42	7,278,000	8,642,239
		85,615,086

TOTAL FINANCIALS		748,513,713

HEALTH CARE - 1.8%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22	4,038,000	4,075,481
3.2% 11/6/22	4,580,000	4,696,950
		8,772,431
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.675% 12/15/19	1,156,000	1,170,212
Zimmer Biomet Holdings, Inc. 2% 4/1/18	9,035,000	9,051,426
		10,221,638
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,939,060
4.25% 10/15/19	11,265,000	11,687,438
4.75% 5/1/23	215,000	227,363
5.875% 3/15/22	260,000	288,275
6.5% 2/15/20	7,140,000	7,791,525
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,851,387
		29,785,048
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	712,000	717,302
4.15% 2/1/24	1,093,000	1,165,735
		1,883,037
Pharmaceuticals - 0.8%
Actavis Funding SCS:
2.35% 3/12/18	11,511,000	11,559,220
3% 3/12/20	3,962,000	4,048,336
3.45% 3/15/22	6,868,000	7,078,903
Mylan N.V.:
2.5% 6/7/19	2,445,000	2,464,631
3.15% 6/15/21	5,002,000	5,088,285
3.95% 6/15/26	2,549,000	2,582,999
Perrigo Finance PLC:
3.5% 12/15/21	449,000	464,706
4.9% 12/15/44	511,000	518,911
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,556,206
2.8% 7/21/23	2,593,000	2,521,721
3.15% 10/1/26	3,088,000	2,932,914
Zoetis, Inc.:
1.875% 2/1/18	676,000	676,418
3.25% 2/1/23	1,649,000	1,689,829
		45,183,079

TOTAL HEALTH CARE		95,845,233

INDUSTRIALS - 0.5%
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 9/15/17	54,481	54,957
6.795% 8/2/18	83,660	86,169
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,023,151	2,240,640
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	132,859	135,516
8.36% 1/20/19	867,858	867,858
		3,385,140
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,158,842
2.625% 9/4/18	4,630,000	4,664,503
3.375% 6/1/21	2,523,000	2,589,731
3.75% 2/1/22	4,522,000	4,718,377
3.875% 4/1/21	4,057,000	4,231,593
4.25% 9/15/24	3,565,000	3,739,371
4.75% 3/1/20	3,519,000	3,733,198
		25,835,615

TOTAL INDUSTRIALS		29,220,755

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	837,293
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	748,000	791,477

TOTAL INFORMATION TECHNOLOGY		1,628,770

MATERIALS - 0.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,810,316
4.25% 11/15/20	1,196,000	1,269,759
		5,080,075
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,093,890
6.75% 10/19/75 (a)(b)	4,773,000	5,453,582
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,915,311
4.5% 8/13/23 (a)	9,000,000	9,656,397
Vale Overseas Ltd. 4.375% 1/11/22	3,818,000	3,885,960
		25,005,140

TOTAL MATERIALS		30,085,215

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	884,979
4.6% 4/1/22	1,403,000	1,499,122
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,217,999
American Tower Corp. 2.8% 6/1/20	9,000,000	9,121,635
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,940,165
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,952,557
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,595,507
4.25% 1/15/24	3,408,000	3,570,265
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,411,706
DDR Corp.:
3.625% 2/1/25	2,629,000	2,501,241
4.25% 2/1/26	1,807,000	1,771,796
4.625% 7/15/22	2,855,000	2,988,885
4.75% 4/15/18	3,691,000	3,763,262
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,173,614
3.75% 12/1/24	1,576,000	1,618,695
3.875% 10/15/22	3,512,000	3,652,564
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,690,773
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,698,875
4.75% 7/15/20	2,827,000	3,013,656
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,146,675
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,735,577
4.7% 9/15/17	568,000	571,132
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,443,394
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	6,174,912
4.5% 1/15/25	2,677,000	2,710,851
4.5% 4/1/27	16,195,000	16,192,393
4.75% 1/15/28	6,382,000	6,371,859
4.95% 4/1/24	1,354,000	1,417,813
5.25% 1/15/26	5,686,000	6,040,687
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	947,256
5% 12/15/23	737,000	764,483
Weingarten Realty Investors 3.375% 10/15/22	812,000	821,260
WP Carey, Inc. 4% 2/1/25	5,360,000	5,366,443
		108,772,031
Real Estate Management & Development - 1.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,963,000	4,992,148
4.1% 10/1/24	4,251,000	4,265,964
4.55% 10/1/29	4,524,000	4,569,711
4.95% 4/15/18	3,196,000	3,265,519
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	5,040,490
3.95% 7/1/22	3,320,000	3,479,752
4.75% 10/1/25	3,533,000	3,800,346
5.25% 3/15/21	1,953,000	2,115,025
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,218,755
4.125% 6/15/22	2,007,000	2,104,462
4.4% 2/15/24	4,876,000	5,158,038
4.75% 10/1/20	4,185,000	4,430,576
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	2,999,504
3.15% 5/15/23	4,988,000	4,711,410
4.5% 4/18/22	1,218,000	1,244,133
Post Apartment Homes LP 3.375% 12/1/22	790,000	802,999
Tanger Properties LP:
3.125% 9/1/26	2,589,000	2,426,476
3.75% 12/1/24	2,960,000	2,970,236
3.875% 12/1/23	1,792,000	1,828,139
6.125% 6/1/20	4,876,000	5,336,021
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,281,177
3.5% 2/1/25	6,443,000	6,401,803
4.125% 1/15/26	1,557,000	1,601,438
4.375% 2/1/45	763,000	756,276
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,699,694
4% 4/30/19	1,357,000	1,394,697
		81,894,789

TOTAL REAL ESTATE		190,666,820

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,202,693
3.6% 2/17/23	6,635,000	6,789,814
4.5% 3/9/48	10,800,000	10,181,236
5.875% 10/1/19	4,711,000	5,098,560
Verizon Communications, Inc.:
5.012% 4/15/49 (a)	1,664,000	1,682,845
5.012% 8/21/54	9,569,000	9,430,843
5.5% 3/16/47	3,802,000	4,161,787
		40,547,778
UTILITIES - 2.1%
Electric Utilities - 1.6%
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,748,210
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,977,457
6.4% 9/15/20 (a)	7,513,000	8,371,826
Edison International 3.75% 9/15/17	2,401,000	2,411,636
Eversource Energy:
1.45% 5/1/18	1,125,000	1,123,383
2.8% 5/1/23	5,110,000	5,123,204
Exelon Corp. 3.95% 6/15/25	4,402,000	4,555,771
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,829,731
4.25% 3/15/23	11,729,000	12,335,765
7.375% 11/15/31	5,897,000	7,757,002
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	3,005,475
IPALCO Enterprises, Inc. 3.45% 7/15/20	7,767,000	7,864,088
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	547,385
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,296,775
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,392,734
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,923,676
PG&E Corp. 2.4% 3/1/19	600,000	602,963
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,539,941
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,641,964
		83,048,986
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,250,986
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	1,201,000	1,199,930
2.7% 6/15/21	1,182,000	1,183,701
3.55% 6/15/26	1,891,000	1,895,565
		4,279,196
Multi-Utilities - 0.4%
Dominion Resources, Inc. 3.5964% 9/30/66 (b)	15,230,000	13,173,950
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,397,828
6.5% 12/15/20	1,534,000	1,714,610
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	1,426,000	1,379,655
		21,666,043

TOTAL UTILITIES		110,245,211

TOTAL NONCONVERTIBLE BONDS
(Cost $1,762,819,396)		1,812,467,985

U.S. Government and Government Agency Obligations - 33.4%
U.S. Treasury Inflation-Protected Obligations - 6.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$49,988,576	$46,963,843
0.875% 2/15/47	3,150,337	3,060,187
1% 2/15/46	13,405,550	13,407,522
1.375% 2/15/44	46,767,644	50,940,729
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	57,998,899	56,985,228
0.125% 7/15/26	38,356,512	37,009,715
0.25% 1/15/25	50,785,869	49,896,143
0.375% 1/15/27	41,665,033	40,933,851
0.625% 1/15/26	61,745,400	62,157,746

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		361,354,964

U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
3% 5/15/45 (c)(d)	42,484,000	43,844,805
3% 11/15/45	38,163,000	39,372,004
3% 2/15/47	113,300,000	117,079,575
3% 5/15/47	7,103,000	7,343,280
U.S. Treasury Notes:
0.75% 10/31/17	15,000,000	14,982,900
1.25% 3/31/21	27,924,000	27,459,317
1.25% 10/31/21	264,057,000	257,888,893
1.875% 3/31/22	199,649,000	199,758,208
2% 12/31/21	437,319,000	440,462,437
2% 6/30/24	221,639,000	219,630,507
2.125% 3/31/24	41,927,000	41,946,664

TOTAL U.S. TREASURY OBLIGATIONS		1,409,768,590

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,779,905,589)		1,771,123,554

U.S. Government Agency - Mortgage Securities - 22.3%
Fannie Mae - 12.2%
2.44% 10/1/33 (b)	323,359	336,480
2.5% 1/1/43	5,555,110	5,379,744
2.571% 6/1/42 (b)	331,124	341,553
2.614% 5/1/34 (b)	408,499	418,712
2.628% 9/1/33 (b)	276,599	283,480
2.73% 7/1/34 (b)	30,511	31,787
2.798% 10/1/33 (b)	36,103	38,090
2.815% 7/1/35 (b)	18,474	19,132
2.922% 10/1/33 (b)	14,574	15,068
2.944% 11/1/40 (b)	124,944	131,076
2.964% 8/1/36 (b)	820,518	853,066
3% 7/1/22 to 2/1/47	165,130,720	166,599,844
3% 7/1/32 (e)	17,800,000	18,263,163
3% 7/1/32 (e)	17,800,000	18,263,163
3% 7/1/32 (e)	5,900,000	6,053,520
3% 7/1/32 (e)	5,950,000	6,104,821
3% 7/1/32 (e)	5,900,000	6,053,520
3% 7/1/47 (e)	1,600,000	1,597,369
3.019% 10/1/41 (b)	98,543	103,551
3.023% 9/1/41 (b)	188,461	199,779
3.083% 3/1/35 (b)	18,216	19,265
3.13% 5/1/35 (b)	79,801	83,438
3.13% 5/1/36 (b)	203,243	215,639
3.17% 11/1/36 (b)	429,790	445,638
3.25% 7/1/41 (b)	263,755	275,572
3.289% 7/1/37 (b)	65,992	68,842
3.33% 7/1/35 (b)	34,861	36,776
3.338% 6/1/36 (b)	53,033	55,470
3.36% 9/1/36 (b)	314,957	332,404
3.384% 10/1/41 (b)	179,676	190,908
3.413% 2/1/36 (b)	321,517	334,085
3.445% 12/1/35 (b)	202,426	214,569
3.5% 10/1/25 to 6/1/47	156,324,342	161,219,269
3.5% 7/1/47 (e)	1,850,000	1,899,194
3.567% 7/1/41 (b)	341,248	355,497
4% 11/1/31 to 2/1/47	98,485,403	103,939,960
4% 7/1/47 (e)	29,700,000	31,210,298
4.5% 4/1/24 to 4/1/45	34,185,290	36,927,147
4.5% 7/1/47 (e)	4,550,000	4,879,211
5% 9/1/20 to 11/1/44	22,860,158	25,056,799
5.5% 3/1/18 to 3/1/41	22,999,798	25,667,745
6% 10/1/34 to 1/1/42	17,373,527	19,746,966
6.5% 7/1/17 to 8/1/36	1,907,722	2,196,281
7% 11/1/23 to 8/1/32	522,122	591,128
7.5% 9/1/22 to 11/1/31	389,961	453,009
8% 1/1/30 to 3/1/30	2,193	2,511
8.5% 3/1/25 to 6/1/25	460	535

TOTAL FANNIE MAE		647,505,074

Freddie Mac - 6.5%
2.5% 7/1/31	2,019,679	2,037,685
2.855% 3/1/36 (b)	93,209	96,604
2.954% 1/1/35 (b)	53,803	56,625
3% 10/1/28 to 1/1/47	87,076,160	87,553,232
3.017% 4/1/35 (b)	229,244	238,885
3.222% 9/1/41 (b)	195,261	202,548
3.225% 4/1/41 (b)	176,293	185,524
3.282% 6/1/41 (b)	234,582	245,343
3.421% 5/1/41 (b)	190,212	202,103
3.5% 3/1/32 to 5/1/46 (d)	142,721,146	148,128,204
3.5% 7/1/47 (e)	1,700,000	1,745,670
3.539% 3/1/33 (b)	2,100	2,224
3.62% 5/1/41 (b)	263,452	276,123
3.648% 6/1/41 (b)	271,507	284,419
3.66% 11/1/35 (b)	135,084	142,881
4% 6/1/24 to 6/1/47	65,110,369	68,851,634
4.079% 10/1/35 (b)	58,666	62,333
4.5% 7/1/25 to 1/1/45	23,395,773	25,222,031
5% 1/1/35 to 6/1/41	3,926,482	4,309,381
5.5% 1/1/38 to 6/1/41	6,392,286	7,109,472
6% 4/1/32 to 8/1/37	989,308	1,118,839
7.5% 5/1/26 to 11/1/31	41,164	48,019
8% 4/1/27 to 5/1/27	2,868	3,337
8.5% 9/1/26 to 1/1/28	10,297	11,615

TOTAL FREDDIE MAC		348,134,731

Ginnie Mae - 3.6%
3% 3/20/46 to 2/20/47	95,958,900	97,014,147
3.5% 1/15/41 to 7/15/43	13,839,140	14,394,570
3.5% 7/1/47 (e)	2,400,000	2,484,918
3.5% 7/1/47 (e)	2,550,000	2,640,226
4% 2/15/40 to 4/20/47	32,592,164	34,700,723
4% 7/1/47 (e)	4,200,000	4,418,232
4% 7/1/47 (e)	5,420,000	5,701,623
4% 7/1/47 (e)	4,200,000	4,418,232
4.5% 5/15/39 to 5/20/41	17,178,065	18,485,204
5% 3/15/39 to 4/15/41	2,692,862	2,980,876
6.5% 4/15/35 to 11/15/35	100,330	115,616
7% 1/15/28 to 7/15/32	1,138,852	1,328,673
7.5% 4/15/22 to 10/15/28	275,648	316,847
8% 3/15/30 to 9/15/30	14,986	18,187
8.5% 3/15/30	2,307	2,444

TOTAL GINNIE MAE		189,020,518

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,186,956,928)		1,184,660,323

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.9211% 4/25/35 (b)	$234,160	$231,524
Airspeed Ltd. Series 2007-1A Class C1, 3.4891% 6/15/32 (a)(b)	1,837,128	587,881
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.2661% 12/25/33 (b)	12,544	12,163
Series 2004-R11 Class M9, 3.6465% 11/25/34 (b)	112,185	7,614
Series 2004-R2 Class M3, 2.0411% 4/25/34 (b)	31,593	27,025
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.9961% 3/25/34 (b)	16,878	16,107
Series 2004-W11 Class M2, 2.2661% 11/25/34 (b)	171,092	171,158
Series 2004-W7 Class M1, 2.0411% 5/25/34 (b)	166,916	161,533
Series 2006-W4 Class A2C, 1.3761% 5/25/36 (b)	384,454	132,665
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.8486% 4/25/34 (b)	496,970	470,683
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	9,572,062	9,796,680
Class AA, 2.487% 12/16/41 (a)	2,402,021	2,393,153
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	5,328,000	5,333,111
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1636% 12/25/36 (b)	635,000	520,678
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,417,951
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.4661% 3/25/32 (b)	11,075	11,004
Series 2004-3 Class M4, 2.6711% 4/25/34 (b)	18,612	17,528
Series 2004-4 Class M2, 2.0111% 6/25/34 (b)	28,168	28,054
Series 2004-7 Class AF5, 5.868% 1/25/35	497,690	505,881
Fannie Mae Series 2004-T5 Class AB3, 1.9411% 5/28/35 (b)	13,702	12,594
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.3911% 8/25/34 (b)	79,983	77,695
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 2.0411% 3/25/34 (b)	616	534
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,411,908
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.9511% 1/25/35 (b)	334,000	311,324
Class M4, 2.2361% 1/25/35 (b)	122,221	64,417
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (a)(b)	140,731	133,413
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	48,440	4,039
Home Equity Asset Trust:
Series 2003-3 Class M1, 2.5061% 8/25/33 (b)	122,085	119,592
Series 2003-5 Class A2, 1.7236% 12/25/33 (b)	11,595	11,221
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.4061% 1/25/37 (b)	425,381	303,314
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.3236% 5/25/37 (b)	87,447	16,015
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 2.1911% 7/25/34 (b)	7,114	6,833
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	784	428
Series 2006-OPT1 Class A1A, 1.7361% 6/25/35 (b)	208,282	201,899
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.8961% 8/25/34 (b)	20,187	18,399
Series 2004-NC6 Class M3, 3.3911% 7/25/34 (b)	44,549	41,869
Series 2004-NC8 Class M6, 3.0911% 9/25/34 (b)	52,323	51,927
Series 2005-NC1 Class M1, 1.8761% 1/25/35 (b)	48,254	45,576
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.7261% 9/25/35 (b)	503,000	492,040
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.8986% 9/25/34 (b)	170,787	170,879
Class M4, 3.1986% 9/25/34 (b)	241,000	150,477
Series 2005-WCH1 Class M4, 2.4611% 1/25/36 (b)	520,000	517,938
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.0161% 4/25/33 (b)	1,796	1,658
Saxon Asset Securities Trust Series 2004-1 Class M1, 2.0111% 3/25/35 (b)	182,819	175,824
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.1956% 6/15/33 (b)	63,936	63,822
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.9411% 9/25/34 (b)	11,882	10,933
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8836% 9/25/34 (b)	10,148	9,708
TOTAL ASSET-BACKED SECURITIES
(Cost $37,978,591)		37,268,669

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.7761% 1/25/35 (b)	207,149	207,378
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1606% 2/25/37 (b)	122,032	118,459
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.3136% 7/25/35 (b)	183,053	179,484
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 3.3441% 6/10/35 (a)(b)	38,894	36,712
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	6,939	6,832

TOTAL PRIVATE SPONSOR		548,865

U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	326,287	344,726
Series 1999-57 Class PH, 6.5% 12/25/29	323,924	368,344
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	31,899	32,003
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	4,971,179	4,954,540
Series 2007-35 Class SC, 33.17% 6/16/37 (b)(g)	34,889	63,556
Series 2015-H21 Class JA, 2.5% 6/20/65 (f)	5,674,971	5,720,892

TOTAL U.S. GOVERNMENT AGENCY		11,484,061

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,867,275)		12,032,926

Commercial Mortgage Securities - 0.9%
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 1.6061% 1/25/36 (a)(b)	320,733	296,912
Class M1, 1.6661% 1/25/36 (a)(b)	67,108	62,216
Class M2, 1.6861% 1/25/36 (a)(b)	20,245	17,968
Class M3, 1.7161% 1/25/36 (a)(b)	29,430	24,243
Series 2007-1 Class A2, 1.2936% 3/25/37 (a)(b)	86,697	76,833
Series 2007-2A:
Class A1, 1.2606% 7/25/37 (a)(b)	92,505	86,814
Class A2, 1.3106% 7/25/37 (a)(b)	86,584	79,567
Class M2, 1.4006% 7/25/37 (a)(b)	48,102	38,654
Class M3, 1.4806% 7/25/37 (a)(b)	37,292	29,013
Series 2007-3:
Class A2, 1.2806% 7/25/37 (a)(b)	125,479	112,747
Class M1, 1.3006% 7/25/37 (a)(b)	51,404	46,576
Class M2, 1.3306% 7/25/37 (a)(b)	54,040	48,646
Class M3, 1.3606% 7/25/37 (a)(b)	118,098	90,039
Class M4, 1.4906% 7/25/37 (a)(b)	186,636	127,560
Class M5, 1.5906% 7/25/37 (a)(b)	50,432	27,217
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.9891% 12/15/27 (a)(b)	1,596,106	1,602,074
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,268,894
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	824,964	824,154
CSMC Series 2015-TOWN:
Class B, 2.8891% 3/15/28 (a)(b)	870,000	869,310
Class C, 3.2391% 3/15/28 (a)(b)	848,000	847,628
Class D, 4.1891% 3/15/28 (a)(b)	1,283,000	1,283,000
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	4,550,000	4,654,296
Class CFX, 3.3822% 12/15/34 (a)(b)	3,823,000	3,892,404
Class DFX, 3.3822% 12/15/34 (a)(b)	3,240,000	3,287,293
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-BXH:
Class C, 2.6391% 4/15/27 (a)(b)	1,359,000	1,339,749
Class D, 3.2391% 4/15/27 (a)(b)	2,897,000	2,841,805
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	2,791,664	2,809,225
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	2,573,584	2,575,568
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	5,439,000	5,453,545
Class B, 4.181% 11/15/34 (a)	1,920,000	1,928,067
Class C, 5.205% 11/15/34 (a)	1,346,000	1,355,071
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,368,103	5,350,927
Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	234,300	233,835
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $44,156,861)		44,581,850

Municipal Securities - 2.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,182,746
6.65% 3/1/22	4,360,000	5,082,060
7.5% 4/1/34	5,055,000	7,358,109
7.55% 4/1/39	6,085,000	9,290,091
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	877,105
Series 2010 C1, 7.781% 1/1/35	10,090,000	10,242,864
Series 2012 B, 5.432% 1/1/42	1,205,000	1,024,672
Series 2014 B, 6.314% 1/1/44	5,300,000	4,918,294
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,008,000	1,010,651
4.95% 6/1/23	4,950,000	4,969,454
5.1% 6/1/33	30,265,000	28,331,672
Series 2010-1, 6.63% 2/1/35	12,290,000	12,613,350
Series 2010-3:
5.547% 4/1/19	120,000	123,158
6.725% 4/1/35	9,480,000	9,566,647
7.35% 7/1/35	5,540,000	5,927,745
Series 2010-5, 6.2% 7/1/21	2,260,000	2,333,088
Series 2011:
5.665% 3/1/18	4,465,000	4,538,003
5.877% 3/1/19	14,325,000	14,823,224
Series 2013:
2.69% 12/1/17	1,225,000	1,222,036
3.14% 12/1/18	1,270,000	1,256,475
TOTAL MUNICIPAL SECURITIES
(Cost $129,389,523)		126,691,444

Bank Notes - 1.3%
Capital One NA:
1.65% 2/5/18	20,761,000	20,752,737
2.95% 7/23/21	5,645,000	5,686,152
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,966,861
3.1% 6/4/20	6,380,000	6,501,022
8.7% 11/18/19	1,503,000	1,698,346
KeyBank NA:
2.25% 3/16/20	9,000,000	9,044,487
6.95% 2/1/28	800,000	1,001,654
PNC Bank NA 2.3% 6/1/20	1,450,000	1,457,998
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,771,253
Regions Bank 7.5% 5/15/18	13,237,000	13,857,683
TOTAL BANK NOTES
(Cost $68,786,696)		69,738,193
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.10% (h)
(Cost $350,625,911)	350,582,917	350,653,033
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $5,372,486,770)		5,409,217,977
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(99,726,903)
NET ASSETS - 100%		$5,309,491,074

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/32	$(5,400,000)	$(5,540,510)
Ginnie Mae
3.5% 7/1/47	(4,900,000)	(5,073,375)
4% 7/1/47	(2,100,000)	(2,209,116)
4% 7/1/47	(7,520,000)	(7,910,738)
4% 7/1/47	(4,200,000)	(4,418,232)

TOTAL GINNIE MAE		(19,611,461)

TOTAL TBA SALE COMMITMENTS
(Proceeds $25,246,947)		$(25,151,971)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 64,579	$(62,287)	$0	$(62,287)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,539,563 or 4.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $93,915.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $231,988.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,138,236
Total	$1,138,236

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,812,467,985	$--	$1,812,467,985	$--
U.S. Government and Government Agency Obligations	1,771,123,554	--	1,771,123,554	--
U.S. Government Agency - Mortgage Securities	1,184,660,323	--	1,184,660,323	--
Asset-Backed Securities	37,268,669	--	36,664,773	603,896
Collateralized Mortgage Obligations	12,032,926	--	11,996,214	36,712
Commercial Mortgage Securities	44,581,850	--	44,581,850	--
Municipal Securities	126,691,444	--	126,691,444	--
Bank Notes	69,738,193	--	69,738,193	--
Money Market Funds	350,653,033	350,653,033	--	--
Total Investments in Securities:	$5,409,217,977	$350,653,033	$5,057,924,336	$640,608
Derivative Instruments:
Assets
Swaps	$--	$--	$--	$--
Total Assets	$--	$--	$--	$--
Liabilities
Swaps	$(62,287)	$--	$(62,287)	$--
Total Liabilities	$(62,287)	$--	$(62,287)	$--
Total Derivative Instruments:	$(62,287)	$--	$(62,287)	$--
Other Financial Instruments:
TBA Sale Commitments	$(25,151,971)	$--	$(25,151,971)	$--
Total Other Financial Instruments:	$(25,151,971)	$--	$(25,151,971)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(62,287)
Total Credit Risk	0	(62,287)
Total Value of Derivatives	$0	$(62,287)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® VIP Investment Grade Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,021,860,859)	$5,058,564,944
Fidelity Central Funds (cost $350,625,911)	350,653,033
Total Investments (cost $5,372,486,770)		$5,409,217,977
Receivable for investments sold		58,566
Receivable for TBA sale commitments		25,246,947
Receivable for fund shares sold		30,164,856
Interest receivable		29,911,118
Distributions receivable from Fidelity Central Funds		285,457
Other receivables		248
Total assets		5,494,885,169
Liabilities
Payable for investments purchased
Regular delivery	$43,723,182
Delayed delivery	116,228,243
TBA sale commitments, at value	25,151,971
Payable for fund shares redeemed	207,869
Bi-lateral OTC swaps, at value	62,287
Other payables and accrued expenses	20,543
Total liabilities		185,394,095
Net Assets		$5,309,491,074
Net Assets consist of:
Paid in capital		$5,282,562,460
Undistributed net investment income		5,083,159
Accumulated undistributed net realized gain (loss) on investments		(14,918,441)
Net unrealized appreciation (depreciation) on investments		36,763,896
Net Assets, for 50,585,188 shares outstanding		$5,309,491,074
Net Asset Value, offering price and redemption price per share ($5,309,491,074 ÷ 50,585,188 shares)		$104.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017
Investment Income
Interest		$67,334,337
Income from Fidelity Central Funds		1,138,236
Total income		68,472,573
Expenses
Custodian fees and expenses	$41,144
Independent trustees' fees and expenses	9,404
Total expenses before reductions	50,548
Expense reductions	(39,759)	10,789
Net investment income (loss)		68,461,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,254,449
Fidelity Central Funds	22,598
Futures contracts	134,294
Swaps	(105,840)
Total net realized gain (loss)		8,305,501
Change in net unrealized appreciation (depreciation) on: Investment securities	57,317,749
Futures contracts	229,770
Swaps	107,461
Delayed delivery commitments	868,046
Total change in net unrealized appreciation (depreciation)		58,523,026
Net gain (loss)		66,828,527
Net increase (decrease) in net assets resulting from operations		$135,290,311

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,461,784	$142,382,334
Net realized gain (loss)	8,305,501	11,373,066
Change in net unrealized appreciation (depreciation)	58,523,026	52,343,743
Net increase (decrease) in net assets resulting from operations	135,290,311	206,099,143
Distributions to shareholders from net investment income	(72,841,331)	(139,322,055)
Distributions to shareholders from net realized gain	(24,485,599)	(55,196,827)
Total distributions	(97,326,930)	(194,518,882)
Share transactions
Proceeds from sales of shares	342,156,401	301,340,992
Reinvestment of distributions	97,700,234	194,145,570
Cost of shares redeemed	(33,835,903)	(253,096,192)
Net increase (decrease) in net assets resulting from share transactions	406,020,732	242,390,370
Total increase (decrease) in net assets	443,984,113	253,970,631
Net Assets
Beginning of period	4,865,506,961	4,611,536,330
End of period	$5,309,491,074	$4,865,506,961
Other Information
Undistributed net investment income end of period	$5,083,159	$9,462,706
Shares
Sold	3,273,064	2,809,199
Issued in reinvestment of distributions	933,821	1,848,305
Redeemed	(323,175)	(2,421,060)
Net increase (decrease)	3,883,710	2,236,444

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity VIP Investment Grade Central Fund

	Six months endedJune 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$104.18	$103.71	$106.70	$103.29	$108.89	$107.64
Income from Investment Operations
Net investment income (loss)A	1.406	3.167	3.292	3.178	2.829	3.111
Net realized and unrealized gain (loss)	1.394	1.659	(3.071)	3.336	(4.398)	3.442
Total from investment operations	2.800	4.826	.221	6.514	(1.569)	6.553
Distributions from net investment income	(1.505)	(3.096)	(3.137)	(3.104)	(2.826)	(3.056)
Distributions from net realized gain	(.515)	(1.260)	(.074)	–	(1.205)	(2.247)
Total distributions	(2.020)	(4.356)	(3.211)	(3.104)	(4.031)	(5.303)
Net asset value, end of period	$104.96	$104.18	$103.71	$106.70	$103.29	$108.89
Total ReturnB,C	2.71%	4.70%	.18%	6.37%	(1.46)%	6.16%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.71%G	3.00%	3.11%	3.01%	2.68%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$5,309,491	$4,865,507	$4,611,536	$4,393,843	$3,945,749	$4,252,424
Portfolio turnover rateH	140%G	162%	248%	151%	333%	291%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$86,644,736
Gross unrealized depreciation	(45,166,610)
Net unrealized appreciation (depreciation) on securities	$41,478,126
Tax cost	$5,367,739,851

The Fund elected to defer to its next fiscal year approximately $23,376,837 of capital losses recognized during the period November 1, 2016 to December 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(105,840)	$107,461
Interest Rate Risk
Futures Contracts	134,294	229,770
Totals	$28,454	$337,231

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $126,205,035 and $498,139,153, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $37,674.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $9,404.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30,355.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	7.1%
VIP Asset Manager: Growth Portfolio	0.7%
VIP Balanced Portfolio	20.6%
VIP Investment Grade Bond Portfolio	71.6%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

VIP Investment Grade Central Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2017 and for the year ended December 31, 2016, and the financial highlights for the six months ended June 30, 2017 and for each of the five years in the period ended December 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Central Fund as of June 30, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended June 30, 2017 and for the year ended December 31, 2016, and the financial highlights for the six months ended June 30, 2017 and for each of the five years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 21, 2017

VIP Investment Grade Central Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Actual	.0016%	$1,000.00	$1,027.10	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPIGB-SANN-0817
1.705629.119

Fidelity® Variable Insurance Products:
Investor Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Semi-Annual Report

June 30, 2017

Contents

VIP Investor Freedom Income Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	40.2	39.0
VIP Government Money Market Portfolio Investor Class 0.71%	32.6	30.7
VIP Overseas Portfolio Investor Class	6.5	5.6
VIP Emerging Markets Portfolio Investor Class	4.7	4.6
VIP Growth & Income Portfolio Investor Class	3.0	3.4
VIP Equity-Income Portfolio Investor Class	2.6	3.0
VIP Growth Portfolio Investor Class	2.5	2.9
VIP Contrafund Portfolio Investor Class	2.4	2.8
VIP High Income Portfolio Investor Class	2.0	3.9
VIP Value Portfolio Investor Class	1.9	2.2
	98.4	98.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.0%
International Equity Funds	11.2%
Bond Funds	42.2%
Short-Term Funds	32.6%

Six months ago
Domestic Equity Funds	16.2%
International Equity Funds	10.2%
Bond Funds	42.9%
Short-Term Funds	30.7%

VIP Investor Freedom Income Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	49,684	$1,757,835
VIP Equity-Income Portfolio Investor Class (a)	82,949	1,859,710
VIP Growth & Income Portfolio Investor Class (a)	101,932	2,125,274
VIP Growth Portfolio Investor Class (a)	26,729	1,780,439
VIP Mid Cap Portfolio Investor Class (a)	14,825	523,762
VIP Value Portfolio Investor Class (a)	87,230	1,367,774
VIP Value Strategies Portfolio Investor Class (a)	49,007	675,314
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,519,786)		10,090,108

International Equity Funds - 11.2%
VIP Emerging Markets Portfolio Investor Class (a)	325,798	3,372,012
VIP Overseas Portfolio Investor Class (a)	220,354	4,651,662
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,309,078)		8,023,674

Bond Funds - 42.2%
VIP High Income Portfolio Investor Class (a)	257,467	1,434,088
VIP Investment Grade Bond Portfolio Investor Class (a)	2,255,269	28,890,004
TOTAL BOND FUNDS
(Cost $29,802,091)		30,324,092

Short-Term Funds - 32.6%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $23,378,978)	23,378,978	23,378,978
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $67,009,933)		71,816,852
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$71,816,854

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,905,387	$223,739	$505,884	$3,916	$1,757,835
VIP Emerging Markets Portfolio Investor Class	3,057,043	250,956	642,065	5,131	3,372,012
VIP Equity-Income Portfolio Investor Class	2,020,310	185,375	396,925	2,490	1,859,710
VIP Government Money Market Portfolio Investor Class 0.71%	20,574,068	4,032,410	1,227,500	51,956	23,378,978
VIP Growth & Income Portfolio Investor Class	2,305,080	219,579	486,787	2,063	2,125,274
VIP Growth Portfolio Investor Class	1,913,080	279,294	653,002	2,325	1,780,439
VIP High Income Portfolio Investor Class	2,590,516	144,939	1,379,918	14,465	1,434,088
VIP Investment Grade Bond Portfolio Investor Class	26,198,217	3,728,011	1,505,209	99,646	28,890,004
VIP Mid Cap Portfolio Investor Class	549,938	65,728	116,238	780	523,762
VIP Overseas Portfolio Investor Class	3,766,183	561,496	384,667	--	4,651,662
VIP Value Portfolio Investor Class	1,489,062	115,671	332,186	2,929	1,367,774
VIP Value Strategies Portfolio Investor Class	721,079	205,211	167,616	1,833	675,314
Total	$67,089,963	$10,012,409	$7,797,997	$187,534	$71,816,852

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $67,009,933) — See accompanying schedule		$71,816,852
Cash		2
Receivable for investments sold		689,823
Receivable for fund shares sold		24,599
Total assets		72,531,276
Liabilities
Payable for investments purchased	$714,400
Payable for fund shares redeemed	22
Total liabilities		714,422
Net Assets		$71,816,854
Net Assets consist of:
Paid in capital		$66,426,814
Undistributed net investment income		187,534
Accumulated undistributed net realized gain (loss) on investments		395,587
Net unrealized appreciation (depreciation) on investments		4,806,919
Net Assets, for 6,250,284 shares outstanding		$71,816,854
Net Asset Value, offering price and redemption price per share ($71,816,854 ÷ 6,250,284 shares)		$11.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$187,534
Expenses
Independent trustees' fees and expenses	$128
Total expenses before reductions	128
Expense reductions	(128)	–
Net investment income (loss)		187,534
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	85,784
Capital gain distributions from underlying funds	560,709
Total net realized gain (loss)		646,493
Change in net unrealized appreciation (depreciation) on underlying funds		2,426,691
Net gain (loss)		3,073,184
Net increase (decrease) in net assets resulting from operations		$3,260,718

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$187,534	$968,539
Net realized gain (loss)	646,493	534,062
Change in net unrealized appreciation (depreciation)	2,426,691	1,315,247
Net increase (decrease) in net assets resulting from operations	3,260,718	2,817,848
Distributions to shareholders from net investment income	–	(980,832)
Distributions to shareholders from net realized gain	(424,909)	(803,032)
Total distributions	(424,909)	(1,783,864)
Share transactions
Proceeds from sales of shares	5,531,442	10,235,941
Reinvestment of distributions	424,909	1,783,864
Cost of shares redeemed	(4,065,456)	(9,995,044)
Net increase (decrease) in net assets resulting from share transactions	1,890,895	2,024,761
Total increase (decrease) in net assets	4,726,704	3,058,745
Net Assets
Beginning of period	67,090,150	64,031,405
End of period	$71,816,854	$67,090,150
Other Information
Undistributed net investment income end of period	$187,534	$–
Shares
Sold	488,570	929,170
Issued in reinvestment of distributions	38,143	166,161
Redeemed	(360,996)	(908,068)
Net increase (decrease)	165,717	187,263

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom Income Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$10.86	$11.11	$10.97	$10.65	$10.30
Income from Investment Operations
Net investment income (loss)A	.03	.16	.19	.17	.19	.17
Net realized and unrealized gain (loss)	.50	.31	(.23)	.25	.39	.50
Total from investment operations	.53	.47	(.04)	.42	.58	.67
Distributions from net investment income	–	(.16)	(.19)	(.17)	(.17)	(.16)
Distributions from net realized gain	(.07)	(.14)	(.01)	(.10)	(.09)	(.16)
Total distributions	(.07)	(.30)	(.21)B	(.28)C	(.26)	(.32)
Net asset value, end of period	$11.49	$11.03	$10.86	$11.11	$10.97	$10.65
Total ReturnD,E,F	4.83%	4.43%	(.37)%	3.80%	5.43%	6.54%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%J	-%	-%	-%	-%	-%
Expenses net of all reductions	-%J	-%	-%	-%	-%	-%
Net investment income (loss)	.54%J	1.47%	1.68%	1.57%	1.77%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$71,817	$67,090	$64,031	$66,121	$60,214	$38,545
Portfolio turnover rateG	23%J	25%	33%	26%	33%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.170 and distributions from net realized gain of $.105 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	36.6	34.9
VIP Government Money Market Portfolio Investor Class 0.71%	25.5	23.1
VIP Overseas Portfolio Investor Class	8.9	8.3
VIP Emerging Markets Portfolio Investor Class	5.7	5.6
VIP Growth & Income Portfolio Investor Class	4.5	5.1
VIP Equity-Income Portfolio Investor Class	3.9	4.5
VIP Growth Portfolio Investor Class	3.8	4.3
VIP Contrafund Portfolio Investor Class	3.7	4.2
VIP Value Portfolio Investor Class	2.9	3.3
VIP High Income Portfolio Investor Class	2.0	3.9
	97.5	97.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.3%
International Equity Funds	14.6%
Bond Funds	38.6%
Short-Term Funds	25.5%

Six months ago
Domestic Equity Funds	24.2%
International Equity Funds	13.9%
Bond Funds	38.8%
Short-Term Funds	23.1%

VIP Investor Freedom 2005 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	23,131	$818,389
VIP Equity-Income Portfolio Investor Class (a)	38,618	865,822
VIP Growth & Income Portfolio Investor Class (a)	47,467	989,694
VIP Growth Portfolio Investor Class (a)	12,447	829,096
VIP Mid Cap Portfolio Investor Class (a)	6,863	242,476
VIP Value Portfolio Investor Class (a)	40,579	636,284
VIP Value Strategies Portfolio Investor Class (a)	22,727	313,182
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,626,622)		4,694,943

International Equity Funds - 14.6%
VIP Emerging Markets Portfolio Investor Class (a)	120,948	1,251,810
VIP Overseas Portfolio Investor Class (a)	92,877	1,960,639
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,650,036)		3,212,449

Bond Funds - 38.6%
VIP High Income Portfolio Investor Class (a)	78,821	439,032
VIP Investment Grade Bond Portfolio Investor Class (a)	628,340	8,049,029
TOTAL BOND FUNDS
(Cost $8,328,099)		8,488,061

Short-Term Funds - 25.5%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $5,611,029)	5,611,029	5,611,029
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $20,215,786)		22,006,482
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$22,006,482

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$880,439	$128,662	$253,300	$1,793	$818,389
VIP Emerging Markets Portfolio Investor Class	1,155,433	130,302	300,753	1,922	1,251,810
VIP Equity-Income Portfolio Investor Class	933,421	112,557	204,092	1,140	865,822
VIP Government Money Market Portfolio Investor Class 0.71%	4,796,167	1,389,963	575,101	12,442	5,611,029
VIP Growth & Income Portfolio Investor Class	1,065,013	132,118	248,188	944	989,694
VIP Growth Portfolio Investor Class	884,158	154,797	321,578	1,065	829,096
VIP High Income Portfolio Investor Class	800,963	60,112	446,322	4,430	439,032
VIP Investment Grade Bond Portfolio Investor Class	7,257,898	1,481,504	823,143	27,333	8,049,029
VIP Mid Cap Portfolio Investor Class	254,094	37,791	60,865	356	242,476
VIP Overseas Portfolio Investor Class	1,722,643	220,897	299,531	--	1,960,639
VIP Value Portfolio Investor Class	687,968	73,246	169,035	1,340	636,284
VIP Value Strategies Portfolio Investor Class	333,176	103,858	86,092	839	313,182
Total	$20,771,373	$4,025,807	$3,788,000	$53,604	$22,006,482

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $20,215,786) — See accompanying schedule		$22,006,482
Receivable for investments sold		234,102
Total assets		22,240,584
Liabilities
Payable for investments purchased	$233,974
Payable for fund shares redeemed	127
Total liabilities		234,101
Net Assets		$22,006,483
Net Assets consist of:
Paid in capital		$19,969,642
Undistributed net investment income		53,604
Accumulated undistributed net realized gain (loss) on investments		192,541
Net unrealized appreciation (depreciation) on investments		1,790,696
Net Assets, for 1,904,103 shares outstanding		$22,006,483
Net Asset Value, offering price and redemption price per share ($22,006,483 ÷ 1,904,103 shares)		$11.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$53,604
Expenses
Independent trustees' fees and expenses	$40
Total expenses before reductions	40
Expense reductions	(40)	–
Net investment income (loss)		53,604
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	41,748
Capital gain distributions from underlying funds	234,987
Total net realized gain (loss)		276,735
Change in net unrealized appreciation (depreciation) on underlying funds		955,552
Net gain (loss)		1,232,287
Net increase (decrease) in net assets resulting from operations		$1,285,891

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,604	$302,790
Net realized gain (loss)	276,735	190,340
Change in net unrealized appreciation (depreciation)	955,552	452,413
Net increase (decrease) in net assets resulting from operations	1,285,891	945,543
Distributions to shareholders from net investment income	–	(303,986)
Distributions to shareholders from net realized gain	(162,798)	(319,910)
Total distributions	(162,798)	(623,896)
Share transactions
Proceeds from sales of shares	2,360,529	3,997,012
Reinvestment of distributions	162,798	623,896
Cost of shares redeemed	(2,411,354)	(4,579,467)
Net increase (decrease) in net assets resulting from share transactions	111,973	41,441
Total increase (decrease) in net assets	1,235,066	363,088
Net Assets
Beginning of period	20,771,417	20,408,329
End of period	$22,006,483	$20,771,417
Other Information
Undistributed net investment income end of period	$53,604	$–
Shares
Sold	208,326	363,800
Issued in reinvestment of distributions	14,640	59,252
Redeemed	(212,839)	(421,355)
Net increase (decrease)	10,127	1,697

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2005 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$10.79	$11.05	$10.90	$10.20	$9.60
Income from Investment Operations
Net investment income (loss)A	.03	.17	.19	.19	.18	.19
Net realized and unrealized gain (loss)	.65	.35	(.22)	.27	.81	.73
Total from investment operations	.68	.52	(.03)	.46	.99	.92
Distributions from net investment income	–	(.16)	(.20)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.09)	(.17)	(.03)	(.14)	(.12)	(.16)
Total distributions	(.09)	(.34)B	(.23)	(.31)C	(.29)	(.32)
Net asset value, end of period	$11.56	$10.97	$10.79	$11.05	$10.90	$10.20
Total ReturnD,E,F	6.20%	4.94%	(.31)%	4.25%	9.73%	9.61%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%J	-%	-%	-%	-%	-%
Expenses net of all reductions	-%J	-%	-%	-%	-%	-%
Net investment income (loss)	.50%J	1.52%	1.70%	1.71%	1.68%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$22,006	$20,771	$20,408	$22,437	$18,912	$14,096
Portfolio turnover rateG	35%J	35%	25%	30%	46%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.173 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.135 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	33.1	31.5
VIP Government Money Market Portfolio Investor Class 0.71%	19.9	17.5
VIP Overseas Portfolio Investor Class	10.9	10.4
VIP Emerging Markets Portfolio Investor Class	6.6	6.4
VIP Growth & Income Portfolio Investor Class	5.8	6.4
VIP Equity-Income Portfolio Investor Class	5.1	5.7
VIP Growth Portfolio Investor Class	4.9	5.3
VIP Contrafund Portfolio Investor Class	4.8	5.3
VIP Value Portfolio Investor Class	3.7	4.2
VIP High Income Portfolio Investor Class	2.0	3.8
	96.8	96.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	17.5%
Bond Funds	35.1%
Short-Term Funds	19.9%

Six months ago
Domestic Equity Funds	30.4%
International Equity Funds	16.8%
Bond Funds	35.3%
Short-Term Funds	17.5%

VIP Investor Freedom 2010 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	87,100	$3,081,600
VIP Equity-Income Portfolio Investor Class (a)	145,416	3,260,236
VIP Growth & Income Portfolio Investor Class (a)	178,761	3,727,163
VIP Growth Portfolio Investor Class (a)	46,874	3,122,267
VIP Mid Cap Portfolio Investor Class (a)	25,764	910,250
VIP Value Portfolio Investor Class (a)	152,735	2,394,881
VIP Value Strategies Portfolio Investor Class (a)	85,399	1,176,795
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,991,472)		17,673,192

International Equity Funds - 17.5%
VIP Emerging Markets Portfolio Investor Class (a)	407,566	4,218,311
VIP Overseas Portfolio Investor Class (a)	331,659	7,001,327
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,654,987)		11,219,638

Bond Funds - 35.1%
VIP High Income Portfolio Investor Class (a)	229,962	1,280,887
VIP Investment Grade Bond Portfolio Investor Class (a)	1,663,078	21,304,032
TOTAL BOND FUNDS
(Cost $22,124,986)		22,584,919

Short-Term Funds - 19.9%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $12,766,702)	12,766,702	12,766,702
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $58,538,147)		64,244,451
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$64,244,458

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$3,165,910	$365,634	$677,067	$6,554	$3,081,600
VIP Emerging Markets Portfolio Investor Class	3,813,458	301,106	788,271	6,448	4,218,311
VIP Equity-Income Portfolio Investor Class	3,357,522	301,208	485,715	4,168	3,260,236
VIP Government Money Market Portfolio Investor Class 0.71%	10,397,441	3,161,028	791,767	27,967	12,766,702
VIP Growth & Income Portfolio Investor Class	3,830,821	357,195	609,996	3,453	3,727,163
VIP Growth Portfolio Investor Class	3,177,087	458,478	920,294	3,891	3,122,267
VIP High Income Portfolio Investor Class	2,293,171	145,670	1,228,106	12,901	1,280,887
VIP Investment Grade Bond Portfolio Investor Class	18,719,638	3,565,962	1,325,046	71,751	21,304,032
VIP Mid Cap Portfolio Investor Class	913,539	107,597	152,396	1,304	910,250
VIP Overseas Portfolio Investor Class	6,162,157	521,287	826,485	--	7,001,327
VIP Value Portfolio Investor Class	2,474,918	187,165	428,283	4,903	2,394,881
VIP Value Strategies Portfolio Investor Class	1,198,104	340,154	222,680	3,070	1,176,795
Total	$59,503,766	$9,812,484	$8,456,106	$146,410	$64,244,451

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $58,538,147) — See accompanying schedule		$64,244,451
Cash		7
Receivable for investments sold		747,565
Total assets		64,992,023
Liabilities
Payable for investments purchased	$707,150
Payable for fund shares redeemed	40,415
Total liabilities		747,565
Net Assets		$64,244,458
Net Assets consist of:
Paid in capital		$57,669,172
Undistributed net investment income		146,408
Accumulated undistributed net realized gain (loss) on investments		722,574
Net unrealized appreciation (depreciation) on investments		5,706,304
Net Assets, for 5,189,897 shares outstanding		$64,244,458
Net Asset Value, offering price and redemption price per share ($64,244,458 ÷ 5,189,897 shares)		$12.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$146,410
Expenses
Independent trustees' fees and expenses	$115
Total expenses before reductions	115
Expense reductions	(115)	–
Net investment income (loss)		146,410
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	208,356
Capital gain distributions from underlying funds	825,587
Total net realized gain (loss)		1,033,943
Change in net unrealized appreciation (depreciation) on underlying funds		3,175,949
Net gain (loss)		4,209,892
Net increase (decrease) in net assets resulting from operations		$4,356,302

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$146,410	$880,473
Net realized gain (loss)	1,033,943	842,974
Change in net unrealized appreciation (depreciation)	3,175,949	1,402,158
Net increase (decrease) in net assets resulting from operations	4,356,302	3,125,605
Distributions to shareholders from net investment income	–	(890,542)
Distributions to shareholders from net realized gain	(752,653)	(1,152,686)
Total distributions	(752,653)	(2,043,228)
Share transactions
Proceeds from sales of shares	4,576,773	5,626,192
Reinvestment of distributions	752,653	2,043,228
Cost of shares redeemed	(4,192,483)	(8,717,272)
Net increase (decrease) in net assets resulting from share transactions	1,136,943	(1,047,852)
Total increase (decrease) in net assets	4,740,592	34,525
Net Assets
Beginning of period	59,503,866	59,469,341
End of period	$64,244,458	$59,503,866
Other Information
Undistributed net investment income end of period	$146,408	$–
Distributions in excess of net investment income end of period	$–	$(2)
Shares
Sold	380,787	486,932
Issued in reinvestment of distributions	63,622	184,338
Redeemed	(348,246)	(754,158)
Net increase (decrease)	96,163	(82,888)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2010 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.49	$11.77	$11.64	$10.57	$9.77
Income from Investment Operations
Net investment income (loss)A	.03	.17	.21	.20	.20	.20
Net realized and unrealized gain (loss)	.82	.42	(.25)	.33	1.21	.95
Total from investment operations	.85	.59	(.04)	.53	1.41	1.15
Distributions from net investment income	–	(.18)	(.21)	(.19)	(.20)	(.20)
Distributions from net realized gain	(.15)	(.22)	(.03)	(.20)	(.14)	(.15)
Total distributions	(.15)	(.40)	(.24)	(.40)B	(.34)	(.35)
Net asset value, end of period	$12.38	$11.68	$11.49	$11.77	$11.64	$10.57
Total ReturnC,D,E	7.31%	5.33%	(.34)%	4.56%	13.41%	11.82%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	.47%I	1.47%	1.76%	1.66%	1.76%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$64,244	$59,504	$59,469	$62,339	$62,571	$54,659
Portfolio turnover rateF	27%I	24%	21%	27%	23%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.40 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.204 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	29.5	27.8
VIP Government Money Market Portfolio Investor Class 0.71%	14.5	12.1
VIP Overseas Portfolio Investor Class	13.0	12.5
VIP Emerging Markets Portfolio Investor Class	7.2	7.0
VIP Growth & Income Portfolio Investor Class	7.1	7.8
VIP Equity-Income Portfolio Investor Class	6.2	6.8
VIP Growth Portfolio Investor Class	6.0	6.4
VIP Contrafund Portfolio Investor Class	5.9	6.4
VIP Value Portfolio Investor Class	4.6	5.0
VIP Value Strategies Portfolio Investor Class	2.3	2.4
	96.3	94.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.8%
International Equity Funds	20.2%
Bond Funds	31.5%
Short-Term Funds	14.5%

Six months ago
Domestic Equity Funds	36.7%
International Equity Funds	19.5%
Bond Funds	31.7%
Short-Term Funds	12.1%

VIP Investor Freedom 2015 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	177,779	$6,289,821
VIP Equity-Income Portfolio Investor Class (a)	296,813	6,654,540
VIP Growth & Income Portfolio Investor Class (a)	364,919	7,608,555
VIP Growth Portfolio Investor Class (a)	95,683	6,373,430
VIP Mid Cap Portfolio Investor Class (a)	52,436	1,852,574
VIP Value Portfolio Investor Class (a)	311,625	4,886,279
VIP Value Strategies Portfolio Investor Class (a)	173,962	2,397,198
TOTAL DOMESTIC EQUITY FUNDS
(Cost $27,933,881)		36,062,397

International Equity Funds - 20.2%
VIP Emerging Markets Portfolio Investor Class (a)	745,158	7,712,390
VIP Overseas Portfolio Investor Class (a)	654,264	13,811,509
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,036,162)		21,523,899

Bond Funds - 31.5%
VIP High Income Portfolio Investor Class (a)	381,547	2,125,218
VIP Investment Grade Bond Portfolio Investor Class (a)	2,460,015	31,512,799
TOTAL BOND FUNDS
(Cost $33,034,990)		33,638,017

Short-Term Funds - 14.5%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $15,438,184)	15,438,184	15,438,184
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $94,443,217)		106,662,497
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7)
NET ASSETS - 100%		$106,662,490

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$6,272,386	$598,931	$1,034,135	$12,962	$6,289,821
VIP Emerging Markets Portfolio Investor Class	6,869,951	400,074	1,176,659	11,596	7,712,390
VIP Equity-Income Portfolio Investor Class	6,651,000	485,816	654,304	8,242	6,654,540
VIP Government Money Market Portfolio Investor Class 0.71%	11,814,075	4,253,348	629,239	33,278	15,438,184
VIP Growth & Income Portfolio Investor Class	7,588,800	557,197	832,833	6,827	7,608,555
VIP Growth Portfolio Investor Class	6,296,463	779,879	1,515,672	7,697	6,373,430
VIP High Income Portfolio Investor Class	3,760,090	190,475	1,940,616	21,113	2,125,218
VIP Investment Grade Bond Portfolio Investor Class	27,163,309	5,150,104	1,304,853	103,906	31,512,799
VIP Mid Cap Portfolio Investor Class	1,809,982	176,481	216,774	2,579	1,852,574
VIP Overseas Portfolio Investor Class	12,169,414	683,365	1,304,335	--	13,811,509
VIP Value Portfolio Investor Class	4,902,408	289,425	625,844	9,695	4,886,279
VIP Value Strategies Portfolio Investor Class	2,373,783	625,853	329,608	6,070	2,397,198
Total	$97,671,661	$14,190,948	$11,564,872	$223,965	$106,662,497

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $94,443,217) — See accompanying schedule		$106,662,497
Receivable for investments sold		1,184,096
Receivable for fund shares sold		59,204
Total assets		107,905,797
Liabilities
Payable for investments purchased	$1,243,253
Payable for fund shares redeemed	54
Total liabilities		1,243,307
Net Assets		$106,662,490
Net Assets consist of:
Paid in capital		$92,814,958
Undistributed net investment income		223,965
Accumulated undistributed net realized gain (loss) on investments		1,404,287
Net unrealized appreciation (depreciation) on investments		12,219,280
Net Assets, for 8,721,272 shares outstanding		$106,662,490
Net Asset Value, offering price and redemption price per share ($106,662,490 ÷ 8,721,272 shares)		$12.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$223,965
Expenses
Independent trustees' fees and expenses	$191
Total expenses before reductions	191
Expense reductions	(191)	–
Net investment income (loss)		223,965
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	319,246
Capital gain distributions from underlying funds	1,587,700
Total net realized gain (loss)		1,906,946
Change in net unrealized appreciation (depreciation) on underlying funds		6,045,510
Net gain (loss)		7,952,456
Net increase (decrease) in net assets resulting from operations		$8,176,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$223,965	$1,459,872
Net realized gain (loss)	1,906,946	1,849,479
Change in net unrealized appreciation (depreciation)	6,045,510	2,051,830
Net increase (decrease) in net assets resulting from operations	8,176,421	5,361,181
Distributions to shareholders from net investment income	–	(1,470,767)
Distributions to shareholders from net realized gain	(1,639,404)	(2,539,504)
Total distributions	(1,639,404)	(4,010,271)
Share transactions
Proceeds from sales of shares	5,476,001	8,718,879
Reinvestment of distributions	1,639,404	4,010,271
Cost of shares redeemed	(4,661,695)	(12,169,342)
Net increase (decrease) in net assets resulting from share transactions	2,453,710	559,808
Total increase (decrease) in net assets	8,990,727	1,910,718
Net Assets
Beginning of period	97,671,763	95,761,045
End of period	$106,662,490	$97,671,763
Other Information
Undistributed net investment income end of period	$223,965	$–
Shares
Sold	462,260	772,861
Issued in reinvestment of distributions	141,085	373,951
Redeemed	(393,200)	(1,079,944)
Net increase (decrease)	210,145	66,868

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2015 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.48	$11.34	$11.63	$11.48	$10.34	$9.55
Income from Investment Operations
Net investment income (loss)A	.03	.17	.21	.19	.20	.21
Net realized and unrealized gain (loss)	.91	.45	(.25)	.34	1.27	.94
Total from investment operations	.94	.62	(.04)	.53	1.47	1.15
Distributions from net investment income	–	(.18)	(.22)	(.19)	(.20)	(.20)
Distributions from net realized gain	(.19)	(.31)	(.04)	(.19)	(.13)	(.16)
Total distributions	(.19)	(.48)B	(.25)C	(.38)	(.33)	(.36)
Net asset value, end of period	$12.23	$11.48	$11.34	$11.63	$11.48	$10.34
Total ReturnD,E,F	8.29%	5.82%	(.34)%	4.65%	14.35%	12.10%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%J	-%	-%	-%	-%	-%
Expenses net of all reductions	-%J	-%	-%	-%	-%	-%
Net investment income (loss)	.43%J	1.53%	1.77%	1.67%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$106,662	$97,672	$95,761	$101,740	$97,221	$79,002
Portfolio turnover rateG	23%J	23%	21%	20%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.306 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.037 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	27.0	25.4
VIP Overseas Portfolio Investor Class	14.4	13.8
VIP Government Money Market Portfolio Investor Class 0.71%	10.5	8.4
VIP Growth & Income Portfolio Investor Class	8.1	8.7
VIP Emerging Markets Portfolio Investor Class	7.7	7.5
VIP Equity-Income Portfolio Investor Class	7.1	7.6
VIP Growth Portfolio Investor Class	6.8	7.2
VIP Contrafund Portfolio Investor Class	6.7	7.2
VIP Value Portfolio Investor Class	5.2	5.6
VIP Value Strategies Portfolio Investor Class	2.5	2.7
	96.0	94.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	38.4%
International Equity Funds	22.1%
Bond Funds	29.0%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	41.1%
International Equity Funds	21.3%
Bond Funds	29.2%
Short-Term Funds	8.4%

VIP Investor Freedom 2020 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	392,161	$13,874,645
VIP Equity-Income Portfolio Investor Class (a)	654,720	14,678,816
VIP Growth & Income Portfolio Investor Class (a)	805,010	16,784,467
VIP Growth Portfolio Investor Class (a)	211,087	14,060,497
VIP Mid Cap Portfolio Investor Class (a)	115,425	4,077,971
VIP Value Portfolio Investor Class (a)	687,194	10,775,196
VIP Value Strategies Portfolio Investor Class (a)	383,184	5,280,274
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,675,156)		79,531,866

International Equity Funds - 22.1%
VIP Emerging Markets Portfolio Investor Class (a)	1,543,650	15,976,775
VIP Overseas Portfolio Investor Class (a)	1,410,157	29,768,405
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,612,290)		45,745,180

Bond Funds - 29.0%
VIP High Income Portfolio Investor Class (a)	740,597	4,125,128
VIP Investment Grade Bond Portfolio Investor Class (a)	4,362,483	55,883,408
TOTAL BOND FUNDS
(Cost $59,204,887)		60,008,536

Short-Term Funds - 10.5%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $21,846,402)	21,846,402	21,846,402
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $182,338,735)		207,131,984
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5)
NET ASSETS - 100%		$207,131,979

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$13,619,382	$1,326,030	$2,050,649	$27,543	$13,874,645
VIP Emerging Markets Portfolio Investor Class	14,210,729	866,653	2,418,039	23,475	15,976,775
VIP Equity-Income Portfolio Investor Class	14,440,716	1,181,695	1,315,325	17,509	14,678,816
VIP Government Money Market Portfolio Investor Class 0.71%	15,913,882	6,948,931	1,016,411	46,256	21,846,402
VIP Growth & Income Portfolio Investor Class	16,476,453	1,289,597	1,621,928	14,507	16,784,467
VIP Growth Portfolio Investor Class	13,674,279	1,712,526	3,089,487	16,359	14,060,497
VIP High Income Portfolio Investor Class	7,301,723	382,021	3,780,386	40,118	4,125,128
VIP Investment Grade Bond Portfolio Investor Class	48,207,248	9,560,538	2,770,862	180,335	55,883,408
VIP Mid Cap Portfolio Investor Class	3,930,867	394,018	428,553	5,479	4,077,971
VIP Overseas Portfolio Investor Class	26,240,538	1,524,179	2,836,377	--	29,768,405
VIP Value Portfolio Investor Class	10,643,606	691,003	1,249,124	20,600	10,775,196
VIP Value Strategies Portfolio Investor Class	5,154,210	1,358,022	659,109	12,899	5,280,274
Total	$189,813,633	$27,235,213	$23,236,250	$405,080	$207,131,984

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $182,338,735) — See accompanying schedule		$207,131,984
Receivable for investments sold		2,269,042
Receivable for fund shares sold		598,768
Total assets		209,999,794
Liabilities
Payable for investments purchased	$2,867,687
Payable for fund shares redeemed	128
Total liabilities		2,867,815
Net Assets		$207,131,979
Net Assets consist of:
Paid in capital		$179,295,593
Undistributed net investment income		405,081
Accumulated undistributed net realized gain (loss) on investments		2,638,056
Net unrealized appreciation (depreciation) on investments		24,793,249
Net Assets, for 16,748,407 shares outstanding		$207,131,979
Net Asset Value, offering price and redemption price per share ($207,131,979 ÷ 16,748,407 shares)		$12.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$405,080
Expenses
Independent trustees' fees and expenses	$366
Total expenses before reductions	366
Expense reductions	(366)	–
Net investment income (loss)		405,080
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	162,823
Capital gain distributions from underlying funds	3,325,878
Total net realized gain (loss)		3,488,701
Change in net unrealized appreciation (depreciation) on underlying funds		13,156,562
Net gain (loss)		16,645,263
Net increase (decrease) in net assets resulting from operations		$17,050,343

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$405,080	$2,795,472
Net realized gain (loss)	3,488,701	3,115,340
Change in net unrealized appreciation (depreciation)	13,156,562	4,790,025
Net increase (decrease) in net assets resulting from operations	17,050,343	10,700,837
Distributions to shareholders from net investment income	–	(2,822,684)
Distributions to shareholders from net realized gain	(2,880,726)	(4,879,880)
Total distributions	(2,880,726)	(7,702,564)
Share transactions
Proceeds from sales of shares	11,053,042	16,436,021
Reinvestment of distributions	2,880,726	7,702,564
Cost of shares redeemed	(10,785,177)	(24,761,412)
Net increase (decrease) in net assets resulting from share transactions	3,148,591	(622,827)
Total increase (decrease) in net assets	17,318,208	2,375,446
Net Assets
Beginning of period	189,813,771	187,438,325
End of period	$207,131,979	$189,813,771
Other Information
Undistributed net investment income end of period	$405,081	$1
Shares
Sold	923,560	1,448,870
Issued in reinvestment of distributions	246,427	722,170
Redeemed	(910,140)	(2,206,786)
Net increase (decrease)	259,847	(35,746)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2020 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$11.34	$11.63	$11.47	$10.20	$9.31
Income from Investment Operations
Net investment income (loss)A	.02	.17	.21	.20	.20	.21
Net realized and unrealized gain (loss)	1.02	.47	(.25)	.34	1.42	1.02
Total from investment operations	1.04	.64	(.04)	.54	1.62	1.23
Distributions from net investment income	–	(.17)	(.21)	(.19)	(.20)	(.21)
Distributions from net realized gain	(.18)	(.30)	(.04)	(.19)	(.15)	(.14)
Total distributions	(.18)	(.47)	(.25)	(.38)	(.35)	(.34)B
Net asset value, end of period	$12.37	$11.51	$11.34	$11.63	$11.47	$10.20
Total ReturnC,D,E	9.11%	6.04%	(.35)%	4.75%	15.96%	13.30%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	.41%I	1.52%	1.79%	1.74%	1.87%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$207,132	$189,814	$187,438	$191,764	$161,093	$123,726
Portfolio turnover rateF	23%I	23%	17%	13%	22%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.137 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	23.6	22.0
VIP Overseas Portfolio Investor Class	15.7	15.2
VIP Growth & Income Portfolio Investor Class	9.0	9.5
VIP Emerging Markets Portfolio Investor Class	8.1	7.9
VIP Government Money Market Portfolio Investor Class 0.71%	8.1	5.9
VIP Equity-Income Portfolio Investor Class	7.8	8.3
VIP Growth Portfolio Investor Class	7.5	7.9
VIP Contrafund Portfolio Investor Class	7.4	7.9
VIP Value Portfolio Investor Class	5.8	6.2
VIP Value Strategies Portfolio Investor Class	2.8	3.0
	95.8	93.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.5%
International Equity Funds	23.8%
Bond Funds	25.6%
Short-Term Funds	8.1%

Six months ago
Domestic Equity Funds	45.1%
International Equity Funds	23.1%
Bond Funds	25.9%
Short-Term Funds	5.9%

VIP Investor Freedom 2025 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	400,338	$14,163,943
VIP Equity-Income Portfolio Investor Class (a)	668,365	14,984,741
VIP Growth & Income Portfolio Investor Class (a)	821,815	17,134,846
VIP Growth Portfolio Investor Class (a)	215,499	14,354,368
VIP Mid Cap Portfolio Investor Class (a)	117,725	4,159,227
VIP Value Portfolio Investor Class (a)	701,426	10,998,357
VIP Value Strategies Portfolio Investor Class (a)	390,927	5,386,972
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,464,843)		81,182,454

International Equity Funds - 23.8%
VIP Emerging Markets Portfolio Investor Class (a)	1,506,387	15,591,108
VIP Overseas Portfolio Investor Class (a)	1,421,503	30,007,924
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,051,850)		45,599,032

Bond Funds - 25.6%
VIP High Income Portfolio Investor Class (a)	683,241	3,805,654
VIP Investment Grade Bond Portfolio Investor Class (a)	3,523,788	45,139,719
TOTAL BOND FUNDS
(Cost $48,652,708)		48,945,373

Short-Term Funds - 8.1%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $15,439,648)	15,439,648	15,439,648
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $165,609,049)		191,166,507
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$191,166,507

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$12,929,469	$1,718,213	$1,446,114	$26,890	$14,163,943
VIP Emerging Markets Portfolio Investor Class	12,961,110	1,256,141	1,756,922	22,019	15,591,108
VIP Equity-Income Portfolio Investor Class	13,708,545	1,679,912	770,362	17,095	14,984,741
VIP Government Money Market Portfolio Investor Class 0.71%	9,708,503	6,056,209	325,064	31,410	15,439,648
VIP Growth & Income Portfolio Investor Class	15,641,170	1,827,824	966,806	14,164	17,134,846
VIP Growth Portfolio Investor Class	12,982,448	2,104,884	2,464,225	15,973	14,354,368
VIP High Income Portfolio Investor Class	6,302,436	446,963	3,140,662	35,616	3,805,654
VIP Investment Grade Bond Portfolio Investor Class	36,081,507	9,344,894	977,674	138,928	45,139,719
VIP Mid Cap Portfolio Investor Class	3,731,607	514,667	267,712	5,350	4,159,227
VIP Overseas Portfolio Investor Class	24,888,496	2,323,825	1,952,017	--	30,007,924
VIP Value Portfolio Investor Class	10,104,199	1,019,913	808,619	20,111	10,998,357
VIP Value Strategies Portfolio Investor Class	4,893,045	1,494,094	444,522	12,595	5,386,972
Total	$163,932,535	$29,787,539	$15,320,699	$340,151	$191,166,507

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $165,609,049) — See accompanying schedule		$191,166,507
Cash		1
Receivable for investments sold		2,094,355
Receivable for fund shares sold		3,884
Total assets		193,264,747
Liabilities
Payable for investments purchased	$2,098,156
Payable for fund shares redeemed	84
Total liabilities		2,098,240
Net Assets		$191,166,507
Net Assets consist of:
Paid in capital		$162,949,207
Undistributed net investment income		340,148
Accumulated undistributed net realized gain (loss) on investments		2,319,694
Net unrealized appreciation (depreciation) on investments		25,557,458
Net Assets, for 14,584,333 shares outstanding		$191,166,507
Net Asset Value, offering price and redemption price per share ($191,166,507 ÷ 14,584,333 shares)		$13.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$340,151
Expenses
Independent trustees' fees and expenses	$325
Total expenses before reductions	325
Expense reductions	(325)	–
Net investment income (loss)		340,151
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	107,927
Capital gain distributions from underlying funds	3,203,088
Total net realized gain (loss)		3,311,015
Change in net unrealized appreciation (depreciation) on underlying funds		12,659,202
Net gain (loss)		15,970,217
Net increase (decrease) in net assets resulting from operations		$16,310,368

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$340,151	$2,397,885
Net realized gain (loss)	3,311,015	3,228,140
Change in net unrealized appreciation (depreciation)	12,659,202	3,671,828
Net increase (decrease) in net assets resulting from operations	16,310,368	9,297,853
Distributions to shareholders from net investment income	–	(2,413,830)
Distributions to shareholders from net realized gain	(2,914,793)	(4,866,736)
Total distributions	(2,914,793)	(7,280,566)
Share transactions
Proceeds from sales of shares	15,190,471	16,955,794
Reinvestment of distributions	2,914,793	7,280,566
Cost of shares redeemed	(4,266,955)	(18,539,137)
Net increase (decrease) in net assets resulting from share transactions	13,838,309	5,697,223
Total increase (decrease) in net assets	27,233,884	7,714,510
Net Assets
Beginning of period	163,932,623	156,218,113
End of period	$191,166,507	$163,932,623
Other Information
Undistributed net investment income end of period	$340,148	$–
Distributions in excess of net investment income end of period	$–	$(3)
Shares
Sold	1,193,093	1,422,152
Issued in reinvestment of distributions	236,016	653,488
Redeemed	(334,401)	(1,564,176)
Net increase (decrease)	1,094,708	511,464

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2025 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$12.04	$12.35	$12.16	$10.45	$9.36
Income from Investment Operations
Net investment income (loss)A	.02	.18	.24	.21	.24	.24
Net realized and unrealized gain (loss)	1.15	.50	(.28)	.40	1.83	1.16
Total from investment operations	1.17	.68	(.04)	.61	2.07	1.40
Distributions from net investment income	–	(.18)	(.23)	(.20)	(.21)	(.21)
Distributions from net realized gain	(.21)	(.39)	(.04)	(.22)	(.15)	(.10)
Total distributions	(.21)	(.57)	(.27)	(.42)	(.36)	(.31)
Net asset value, end of period	$13.11	$12.15	$12.04	$12.35	$12.16	$10.45
Total ReturnB,C,D	9.77%	6.10%	(.32)%	5.04%	19.95%	15.05%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%H	-%	-%	-%	-%	-%
Expenses net of all reductions	-%H	-%	-%	-%	-%	-%
Net investment income (loss)	.38%H	1.54%	1.89%	1.71%	2.09%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$191,167	$163,933	$156,218	$139,907	$114,407	$72,387
Portfolio turnover rateE	17%H	23%	16%	13%	15%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Investor Class	18.7	18.5
VIP Investment Grade Bond Portfolio Investor Class	15.6	12.6
VIP Growth & Income Portfolio Investor Class	11.0	11.7
VIP Equity-Income Portfolio Investor Class	9.6	10.2
VIP Emerging Markets Portfolio Investor Class	9.2	9.0
VIP Growth Portfolio Investor Class	9.2	9.7
VIP Contrafund Portfolio Investor Class	9.1	9.7
VIP Value Portfolio Investor Class	7.0	7.5
VIP Value Strategies Portfolio Investor Class	3.4	3.7
VIP Mid Cap Portfolio Investor Class	2.6	2.8
	95.4	95.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.9%
International Equity Funds	27.9%
Bond Funds	17.6%
Short-Term Funds	2.6%

Six months ago
Domestic Equity Funds	55.3%
International Equity Funds	27.5%
Bond Funds	16.4%
Short-Term Funds	0.8%

VIP Investor Freedom 2030 Portfolio℠

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	472,845	$16,729,254
VIP Equity-Income Portfolio Investor Class (a)	789,481	17,700,156
VIP Growth & Income Portfolio Investor Class (a)	970,887	20,243,003
VIP Growth Portfolio Investor Class (a)	254,529	16,954,173
VIP Mid Cap Portfolio Investor Class (a)	138,633	4,897,910
VIP Value Portfolio Investor Class (a)	828,180	12,985,863
VIP Value Strategies Portfolio Investor Class (a)	460,799	6,349,816
TOTAL DOMESTIC EQUITY FUNDS
(Cost $79,158,381)		95,860,175

International Equity Funds - 27.9%
VIP Emerging Markets Portfolio Investor Class (a)	1,642,454	16,999,398
VIP Overseas Portfolio Investor Class (a)	1,641,718	34,656,671
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,024,552)		51,656,069

Bond Funds - 17.6%
VIP High Income Portfolio Investor Class (a)	659,731	3,674,702
VIP Investment Grade Bond Portfolio Investor Class (a)	2,248,752	28,806,507
TOTAL BOND FUNDS
(Cost $32,294,024)		32,481,209

Short-Term Funds - 2.6%
VIP Government Money Market Portfolio Investor Class 0.71% (a)(b)
(Cost $4,773,315)	4,773,315	4,773,315
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $160,250,272)		184,770,768
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$184,770,769

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$15,019,477	$2,358,731	$1,778,313	$31,620	$16,729,254
VIP Emerging Markets Portfolio Investor Class	13,937,669	1,680,685	2,035,029	23,969	16,999,398
VIP Equity-Income Portfolio Investor Class	15,924,456	2,449,110	1,102,336	20,105	17,700,156
VIP Government Money Market Portfolio Investor Class 0.71%	1,230,591	3,678,465	135,741	8,809	4,773,315
VIP Growth & Income Portfolio Investor Class	18,169,323	2,688,645	1,356,042	16,655	20,243,003
VIP Growth Portfolio Investor Class	15,081,321	2,821,651	2,984,088	18,783	16,954,173
VIP High Income Portfolio Investor Class	5,970,794	618,148	3,102,997	34,159	3,674,702
VIP Investment Grade Bond Portfolio Investor Class	19,618,752	9,760,928	977,265	76,547	28,806,507
VIP Mid Cap Portfolio Investor Class	4,334,987	718,271	365,918	6,293	4,897,910
VIP Overseas Portfolio Investor Class	28,823,740	3,333,351	3,053,648	--	34,656,671
VIP Value Portfolio Investor Class	11,737,471	1,546,870	1,099,526	23,650	12,985,863
VIP Value Strategies Portfolio Investor Class	5,684,415	1,915,007	594,796	14,811	6,349,816
Total	$155,532,996	$33,569,862	$18,585,699	$275,401	$184,770,768

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (cost $160,250,272) — See accompanying schedule		$184,770,768
Receivable for investments sold		2,308,043
Receivable for fund shares sold		1,394
Total assets		187,080,205
Liabilities
Payable for investments purchased	$2,309,353
Payable for fund shares redeemed	83
Total liabilities		2,309,436
Net Assets		$184,770,769
Net Assets consist of:
Paid in capital		$157,065,693
Undistributed net investment income		275,398
Accumulated undistributed net realized gain (loss) on investments		2,909,182
Net unrealized appreciation (depreciation) on investments		24,520,496
Net Assets, for 14,433,457 shares outstanding		$184,770,769
Net Asset Value, offering price and redemption price per share ($184,770,769 ÷ 14,433,457 shares)		$12.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Income distributions from underlying funds		$275,401
Expenses
Independent trustees' fees and expenses	$314
Total expenses before reductions	314
Expense reductions	(314)	–
Net investment income (loss)		275,401
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	99,413
Capital gain distributions from underlying funds	3,663,582
Total net realized gain (loss)		3,762,995
Change in net unrealized appreciation (depreciation) on underlying funds		14,154,193
Net gain (loss)		17,917,188
Net increase (decrease) in net assets resulting from operations		$18,192,589

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$275,401	$2,159,275
Net realized gain (loss)	3,762,995	3,778,696
Change in net unrealized appreciation (depreciation)	14,154,193	3,416,480
Net increase (decrease) in net assets resulting from operations	18,192,589	9,354,451
Distributions to shareholders from net investment income	–	(2,170,574)
Distributions to shareholders from net realized gain	(3,690,303)	(5,377,100)
Total distributions	(3,690,303)	(7,547,674)
Share transactions
Proceeds from sales of shares	18,299,950	15,760,499
Reinvestment of distributions	3,690,303	7,547,674
Cost of shares redeemed	(7,254,778)	(14,273,869)
Net increase (decrease) in net assets resulting from share transactions	14,735,475	9,034,304
Total increase (decrease) in net assets	29,237,761	10,841,081
Net Assets
Beginning of period	155,533,008	144,691,927
End of period	$184,770,769	$155,533,008
Other Information
Undistributed net investment income end of period	$275,398	$–
Distributions in excess of net investment income end of period	$–	$(3)
Shares
Sold	1,491,681	1,371,290
Issued in reinvestment of distributions	308,812	715,510
Redeemed	(591,244)	(1,247,691)
Net increase (decrease)	1,209,249	839,109

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2030 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$11.68	$11.97	$11.81	$10.00	$8.92
Income from Investment Operations
Net investment income (loss)A	.02	.17	.21	.19	.21	.22
Net realized and unrealized gain (loss)	1.29	.51	(.24)	.38	1.95	1.16
Total from investment operations	1.31	.68	(.03)	.57	2.16	1.38
Distributions from net investment income	–	(.17)	(.20)	(.18)	(.19)	(.21)
Distributions from net realized gain	(.27)	(.44)	(.05)	(.22)	(.16)	(.09)
Total distributions	(.27)	(.60)B	(.26)C	(.41)D	(.35)	(.30)
Net asset value, end of period	$12.80	$11.76	$11.68	$11.97	$11.81	$10.00
Total ReturnE,F,G	11.33%	6.50%	(.32)%	4.83%	21.72%	15.50%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	-%K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%K	-%	-%	-%	-%	-%
Expenses net of all reductions	-%K	-%	-%	-%	-%	-%
Net investment income (loss)	.32%K	1.48%	1.73%	1.58%	1.94%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$184,771	$155,533	$144,692	$131,425	$111,157	$67,610
Portfolio turnover rateH	22%K	19%	12%	13%	27%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.435 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.053 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.224 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Investor Freedom Income	$67,197,134	$4,721,038	$(101,320)	$4,619,718
VIP Investor Freedom 2005	20,282,345	1,770,247	(46,110)	1,724,137
VIP Investor Freedom 2010	58,765,441	5,786,157	(307,147)	5,479,010
VIP Investor Freedom 2015	94,784,681	12,311,802	(433,986)	11,877,816
VIP Investor Freedom 2020	182,985,435	24,981,684	(835,135)	24,146,549
VIP Investor Freedom 2025	166,264,999	25,451,630	(550,122)	24,901,508
VIP Investor Freedom 2030	160,870,580	24,704,277	(804,089)	23,900,188

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	10,012,409	7,797,997
VIP Investor Freedom 2005	4,025,807	3,788,000
VIP Investor Freedom 2010	9,812,484	8,456,106
VIP Investor Freedom 2015	14,190,948	11,564,872
VIP Investor Freedom 2020	27,235,213	23,236,250
VIP Investor Freedom 2025	29,787,539	15,320,699
VIP Investor Freedom 2030	33,569,862	18,585,699

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Investor Freedom Income	-%	$128
VIP Investor Freedom 2005	-%	$40
VIP Investor Freedom 2010	-%	$115
VIP Investor Freedom 2015	-%	$191
VIP Investor Freedom 2020	-%	$366
VIP Investor Freedom 2025	-%	$325
VIP Investor Freedom 2030	-%	$314

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
VIP Investor Freedom Income	- %
Actual		$1,000.00	$1,048.30	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2005	- %
Actual		$1,000.00	$1,062.00	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2010	- %
Actual		$1,000.00	$1,073.10	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2015	- %
Actual		$1,000.00	$1,082.90	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2020	- %
Actual		$1,000.00	$1,091.10	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2025	- %
Actual		$1,000.00	$1,097.70	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2030	- %
Actual		$1,000.00	$1,113.30	$-
Hypothetical-C		$1,000.00	$1,024.79	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

VIPIFF-SANN-0817
1.833440.111

Fidelity® Variable Insurance Products: Strategic Income Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.1	14.1
German Federal Republic	2.9	0.6
Japan Government	2.8	2.0
Ginnie Mae guaranteed REMIC pass-thru certificates	2.4	2.5
Ally Financial, Inc.	1.8	1.9
	28.0

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	10.1	11.1
Consumer Discretionary	8.9	10.5
Energy	6.9	8.5
Telecommunication Services	6.0	6.8
Information Technology	4.9	5.0

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations*	23.4%
AAA,AA,A	13.2%
BBB	6.0%
BB	15.8%
B	21.4%
CCC,CC,C	6.7%
Not Rated	3.8%
Equities	4.3%
Short-Term Investments and Net Other Assets	5.4%

 * Includes NCUA Guaranteed Notes

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations*	20.1%
AAA,AA,A	9.0%
BBB	7.3%
BB	19.6%
B	22.7%
CCC,CC,C	8.3%
Not Rated	3.7%
Equities	4.2%
Short-Term Investments and Net Other Assets	5.1%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Preferred Securities	2.9%
Corporate Bonds	38.1%
U.S. Government and U.S. Government Agency Obligations***	23.4%
Foreign Government & Government Agency Obligations	19.6%
Bank Loan Obligations	6.0%
Stocks	4.3%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.4%

 * Foreign investments - 35.9%

 ** Futures and Swaps - 1.2%

 *** Includes NCUA Guaranteed Notes

As of December 31, 2016*,**
Preferred Securities	3.0%
Corporate Bonds	43.9%
U.S. Government and U.S. Government Agency Obligations***	20.1%
Foreign Government & Government Agency Obligations	15.4%
Bank Loan Obligations	8.3%
Stocks	4.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 34.4%

 ** Futures and Swaps - 0.9%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 37.9%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$559,572	$279,786
Nonconvertible Bonds - 37.9%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (b)		635,000	650,875
Exide Technologies:
11% 4/30/20 pay-in-kind		18,175	13,654
11% 4/30/22 pay-in-kind (b)(c)		547,158	456,877
Lear Corp. 4.75% 1/15/23		665,000	688,035
Metalsa SA de CV 4.9% 4/24/23 (b)		1,785,000	1,762,688
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		1,075,000	1,104,563
Tenneco, Inc. 5% 7/15/26		450,000	455,063
Tupy Overseas SA 6.625% 7/17/24 (b)		400,000	410,000
			5,541,755
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		64,000	65,840
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		280,000	289,800
LKQ Corp. 4.75% 5/15/23		115,000	117,300
			472,940
Diversified Consumer Services - 0.2%
Alpine Finance Merger Sub LLC 6.875% 8/1/25 (b)(d)		210,000	213,675
Laureate Education, Inc. 8.25% 5/1/25 (b)		1,710,000	1,833,975
			2,047,650
Hotels, Restaurants & Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		220,000	204,050
Carlson Travel, Inc. 6.75% 12/15/23 (b)		235,000	239,113
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	161,313
Eagle II Acquisition Co. LLC 6% 4/1/25 (b)		155,000	164,300
FelCor Lodging LP 6% 6/1/25		565,000	603,138
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (b)		925,000	953,906
4.875% 4/1/27 (b)		435,000	455,119
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		150,000	162,750
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		475,000	485,094
5% 6/1/24 (b)		475,000	495,188
5.25% 6/1/26 (b)		3,225,000	3,394,313
Landry's Acquisition Co. 6.75% 10/15/24 (b)		510,000	522,113
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		380,000	408,500
MCE Finance Ltd. 4.875% 6/6/25 (b)		240,000	240,171
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		365,000	397,850
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		120,000	122,250
Playa Resorts Holding BV 8% 8/15/20 (b)		1,239,000	1,294,755
Scientific Games Corp. 10% 12/1/22		1,276,000	1,398,815
Silversea Cruises 7.25% 2/1/25 (b)		255,000	271,894
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)		715,000	719,376
5.5% 4/15/27 (b)		380,000	391,400
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		420,000	443,100
7.25% 11/30/21 (b)		1,085,000	1,178,581
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		1,410,000	1,444,369
			16,151,458
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		335,000	346,725
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		740,000	764,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		285,000	296,044
5.75% 10/15/20		2,555,000	2,614,634
7% 7/15/24 (b)		360,000	386,177
Springs Industries, Inc. 6.25% 6/1/21		160,000	165,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	464,363
Toll Brothers Finance Corp. 4.375% 4/15/23		1,106,000	1,144,157
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	327,744
5.875% 6/15/24		780,000	822,900
William Lyon Homes, Inc. 5.875% 1/31/25		380,000	391,400
			7,723,594
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (b)		640,000	638,400
5.375% 2/1/21 (b)		420,000	453,650
5.75% 3/1/24		612,000	667,845
5.875% 2/15/25		1,395,000	1,544,963
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		1,450,000	1,517,063
6% 4/1/23		580,000	610,450
			5,432,371
Leisure Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)		345,000	363,975
Media - 3.0%
Altice SA:
7.625% 2/15/25 (b)		3,085,000	3,381,931
7.75% 5/15/22 (b)		3,275,000	3,475,594
Altice U.S. Finance SA 5.5% 5/15/26 (b)		615,000	645,750
AMC Networks, Inc. 4.75% 12/15/22		320,000	330,176
Block Communications, Inc. 6.875% 2/15/25 (b)		480,000	514,800
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	600,000	717,821
Cablevision SA 6.5% 6/15/21 (b)		150,000	159,000
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	119,169
5.625% 2/15/24		1,625,000	1,696,094
CBS Radio, Inc. 7.25% 11/1/24 (b)		420,000	432,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,614,884
5.125% 5/1/23 (b)		720,000	756,000
5.125% 5/1/27 (b)		2,570,000	2,627,825
5.375% 5/1/25 (b)		720,000	766,800
5.5% 5/1/26 (b)		2,450,000	2,600,063
5.75% 9/1/23		500,000	521,250
5.75% 1/15/24		555,000	584,831
5.75% 2/15/26 (b)		1,030,000	1,102,100
Cengage Learning, Inc. 9.5% 6/15/24 (b)		1,090,000	964,650
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		1,490,000	1,516,075
Clear Channel Communications, Inc.:
9% 3/1/21		245,000	183,750
10% 1/15/18		630,000	378,000
11.25% 3/1/21		1,875,000	1,413,281
14% 2/1/21 pay-in-kind (c)		589,304	126,700
Columbus International, Inc. 7.375% 3/30/21 (b)		200,000	212,250
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		590,000	595,900
4.875% 4/11/22 (b)		250,000	258,750
Grupo Televisa SA de CV 6.625% 3/18/25		165,000	194,996
iHeartCommunications, Inc. 10.625% 3/15/23		1,630,000	1,230,650
Liberty Media Corp.:
8.25% 2/1/30		1,610,000	1,730,750
8.5% 7/15/29		270,000	300,375
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		215,000	226,288
Myriad International Holding BV 5.5% 7/21/25 (b)		525,000	561,488
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		1,706,062	1,501,335
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		295,000	306,063
Quebecor Media, Inc. 5.75% 1/15/23		790,000	833,450
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	267,475
5% 8/1/27 (b)		615,000	619,613
5.375% 4/15/25 (b)		620,000	640,925
5.375% 7/15/26 (b)		620,000	641,700
Tegna, Inc. 5.5% 9/15/24 (b)		410,000	422,300
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		1,000,000	995,000
7.625% 9/18/20 (Reg S.)		900,000	908,100
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		517,500	536,906
Videotron Ltd. 5.125% 4/15/27 (b)		615,000	631,913
VTR Finance BV 6.875% 1/15/24 (b)		1,030,000	1,091,800
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		131,043	133,009
WMG Acquisition Corp. 5.625% 4/15/22 (b)		103,000	107,120
Ziggo Bond Finance BV 6% 1/15/27 (b)		635,000	642,144
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		1,270,000	1,296,988
			43,516,432
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		140,000	147,028
L Brands, Inc. 6.875% 11/1/35		2,170,000	2,094,050
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	457,700
PetSmart, Inc.:
5.875% 6/1/25 (b)		645,000	621,619
8.875% 6/1/25 (b)		980,000	905,128
Sonic Automotive, Inc.:
5% 5/15/23		85,000	80,856
6.125% 3/15/27 (b)		310,000	308,450
			4,614,831
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		310,000	314,650
4.875% 5/15/26 (b)		310,000	314,650
			629,300
TOTAL CONSUMER DISCRETIONARY			86,494,306
CONSUMER STAPLES - 1.9%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (b)		160,000	169,024
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	450,000	510,565
			679,589
Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		1,175,000	1,092,750
6.625% 6/15/24 (b)		805,000	798,963
Albertsons, Inc.:
7.45% 8/1/29		725,000	703,250
8% 5/1/31		656,000	649,440
8.7% 5/1/30		95,000	96,900
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		1,160,000	991,800
9.375% 9/15/18 pay-in-kind (b)(c)		790,000	339,700
ESAL GmbH 6.25% 2/5/23 (b)		1,705,000	1,487,613
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		1,250,000	1,287,250
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		155,000	154,225
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		690,000	721,913
			8,323,804
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		565,000	577,006
CF Industries Holdings, Inc.:
4.95% 6/1/43		610,000	524,600
5.15% 3/15/34		615,000	568,875
5.375% 3/15/44		615,000	548,888
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		275,000	298,031
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	1,200,000	1,371,093
JBS Investments GmbH 7.25% 4/3/24 (b)		2,205,000	1,967,963
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,030,000	968,200
5.875% 7/15/24 (b)		1,812,000	1,698,750
7.25% 6/1/21 (b)		350,000	349,825
8.25% 2/1/20 (b)		330,000	330,000
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		425,000	437,750
4.875% 11/1/26 (b)		430,000	445,588
MHP SA 8.25% 4/2/20 (b)		200,000	211,055
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		720,000	721,800
Post Holdings, Inc.:
5% 8/15/26 (b)		2,440,000	2,433,900
5.5% 3/1/25 (b)		530,000	546,563
5.75% 3/1/27 (b)		405,000	416,138
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	206,500
			14,622,525
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		375,000	392,344
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (b)		95,000	94,763
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		600,000	643,560
			1,130,667
Personal Products - 0.2%
First Quality Finance Co., Inc. 5% 7/1/25 (b)		490,000	499,800
Prestige Brands, Inc. 5.375% 12/15/21 (b)		725,000	747,656
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		1,559,000	1,434,280
			2,681,736
TOTAL CONSUMER STAPLES			27,438,321
ENERGY - 6.2%
Energy Equipment & Services - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		475,000	504,688
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		395,000	363,400
Ensco PLC:
4.5% 10/1/24		665,000	512,050
5.2% 3/15/25		420,000	341,250
5.75% 10/1/44		600,000	393,000
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		575,000	586,500
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	373,450
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	697,125
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	238,625
Noble Holding International Ltd.:
4.625% 3/1/21		63,000	51,503
6.2% 8/1/40		235,000	141,000
7.7% 4/1/25 (c)		520,000	399,100
8.7% 4/1/45 (c)		120,000	85,800
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		895,000	968,838
Summit Midstream Holdings LLC 5.75% 4/15/25		440,000	442,200
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		250,000	237,500
Unit Corp. 6.625% 5/15/21		120,000	114,900
			6,450,929
Oil, Gas & Consumable Fuels - 5.8%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	762,651
4.875% 3/15/24		315,000	330,095
Afren PLC:
6.625% 12/9/20 (b)(e)		282,992	57
10.25% 4/8/19 (Reg. S) (e)		780,669	156
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		940,000	1,081,000
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		245,000	250,513
Antero Resources Corp.:
5.125% 12/1/22		45,000	45,098
5.625% 6/1/23 (Reg. S)		560,000	567,000
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	297,950
Callon Petroleum Co. 6.125% 10/1/24		225,000	228,938
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	365,750
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		630,000	645,750
5.875% 3/31/25		790,000	842,338
7% 6/30/24		710,000	789,875
Chesapeake Energy Corp.:
8% 12/15/22 (b)		2,295,000	2,426,963
8% 6/15/27 (b)		1,100,000	1,080,750
Citgo Holding, Inc. 10.75% 2/15/20 (b)		2,842,000	3,087,123
Concho Resources, Inc. 4.375% 1/15/25		630,000	642,600
Consolidated Energy Finance SA:
4.9817% 6/15/22 (b)(c)		155,000	154,999
6.875% 6/15/25 (b)		310,000	319,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25 (b)		465,000	463,838
6.25% 4/1/23		1,975,000	2,004,625
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,078,025
Denbury Resources, Inc.:
4.625% 7/15/23		595,000	315,350
5.5% 5/1/22		975,000	546,000
6.375% 8/15/21		830,000	498,000
Diamondback Energy, Inc.:
4.75% 11/1/24 (b)		540,000	537,300
5.375% 5/31/25 (b)		255,000	258,825
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (e)		480,000	100,800
EDC Finance Ltd. 4.875% 4/17/20 (b)		380,000	387,600
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		530,000	548,550
Energy Transfer Equity LP 5.5% 6/1/27		860,000	890,100
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	459,234
4.4% 4/1/24		460,000	467,027
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		350,000	349,125
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	257,534
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	249,375
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		600,000	627,120
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	130,650
7% 6/15/23		580,000	577,100
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	469,200
5.75% 10/1/25 (b)		580,000	546,650
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		390,000	405,600
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		500,000	487,158
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		360,000	270,000
KazMunaiGaz Finance Sub BV 4.75% 4/19/27 (b)		430,000	421,443
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		600,000	612,000
7.875% 8/1/21 (b)		290,000	295,800
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		455,000	459,550
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		305,000	317,200
Newfield Exploration Co.:
5.375% 1/1/26		475,000	491,625
5.625% 7/1/24		75,000	78,188
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (b)		625,000	571,875
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		1,140,000	1,142,280
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		461,000	519,201
10% 11/2/21 pay-in-kind (b)(c)		275,000	309,719
Pan American Energy LLC 7.875% 5/7/21 (b)		1,115,000	1,217,625
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		380,000	379,050
6.25% 6/1/24 (b)		420,000	441,000
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,669,575
7.25% 6/15/25 (b)		615,000	592,706
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	441,525
PDC Energy, Inc. 6.125% 9/15/24 (b)		200,000	203,000
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		490,000	486,325
6.375% 3/31/25 (b)		535,000	526,975
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,065,000	2,134,694
8.625% 12/1/23 (c)		250,000	297,427
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)(e)		1,225,000	0
Petrobras Energia SA 7.375% 7/21/23 (b)		200,000	211,640
Petrobras Global Finance BV:
6.125% 1/17/22		1,615,000	1,665,873
6.25% 3/17/24		570,000	580,830
8.375% 5/23/21		3,620,000	4,052,156
8.75% 5/23/26		1,315,000	1,512,250
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		605,000	627,809
6.875% 1/20/40		845,000	800,638
Petroleos de Venezuela SA:
5.375% 4/12/27		480,000	172,800
5.5% 4/12/37		535,000	191,263
6% 5/16/24 (b)		675,000	251,438
6% 11/15/26 (b)		780,000	288,600
8.5% 10/27/20 (b)		405,000	292,005
9.75% 5/17/35 (b)		2,200,000	1,023,550
12.75% 2/17/22 (b)		110,000	61,600
Petroleos Mexicanos:
4.625% 9/21/23		550,000	556,600
4.875% 1/24/22		600,000	618,126
4.875% 1/18/24		520,000	526,708
5.5% 1/21/21		350,000	367,150
6.375% 2/4/21		285,000	308,456
6.375% 1/23/45		815,000	794,625
6.5% 6/2/41		2,405,000	2,388,165
6.625% (b)(f)		1,165,000	1,166,456
6.75% 9/21/47		1,443,000	1,457,257
6.875% 8/4/26		185,000	204,980
PT Pertamina Persero 6.5% 5/27/41 (b)		515,000	587,520
QEP Resources, Inc. 5.25% 5/1/23		610,000	576,450
Range Resources Corp. 5% 3/15/23 (b)		960,000	938,400
RSP Permian, Inc.:
5.25% 1/15/25 (b)		220,000	220,275
6.625% 10/1/22		230,000	238,625
Sabine Pass Liquefaction LLC:
5% 3/15/27		955,000	1,016,571
5.875% 6/30/26		925,000	1,033,819
SemGroup Corp. 6.375% 3/15/25 (b)		310,000	299,925
SM Energy Co.:
5.625% 6/1/25		280,000	252,700
6.75% 9/15/26		250,000	238,670
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	325,600
Southwestern Energy Co. 4.1% 3/15/22		910,000	848,006
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		875,000	914,375
6.375% 4/1/23		405,000	425,574
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		320,000	329,600
5.375% 2/1/27 (b)		320,000	331,200
Teekay Corp. 8.5% 1/15/20		880,000	801,900
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	598,113
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	62,053
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		155,000	161,200
6.375% 5/1/24		245,000	265,213
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		1,424,645	1,559,986
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		460,000	456,550
7.125% 4/15/25 (b)		305,000	300,806
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,175,000	2,343,563
WPX Energy, Inc.:
5.25% 9/15/24		490,000	465,500
6% 1/15/22		1,005,000	994,950
YPF SA:
8.5% 3/23/21 (b)		1,960,000	2,180,088
8.75% 4/4/24 (b)		1,910,000	2,177,209
Zhaikmunai International BV 7.125% 11/13/19 (b)		1,325,000	1,339,575
			82,857,466
TOTAL ENERGY			89,308,395
FINANCIALS - 6.8%
Banks - 1.6%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		250,000	259,525
Banco de Bogota SA 6.25% 5/12/26 (b)		270,000	287,582
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		600,000	626,754
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,895,000	2,177,203
Banco Macro SA 6.75% 11/4/26 (b)(c)		320,000	332,800
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		200,000	206,960
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		200,000	201,834
6.369% 6/16/18 (b)		275,000	283,965
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	249,275
Barclays PLC 3.125% 1/17/24 (Reg. S)	GBP	1,505,000	2,025,626
BBVA Bancomer SA 7.25% 4/22/20 (b)		375,000	410,156
Biz Finance PLC 9.75% 1/22/25 (b)		200,000	204,480
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		475,000	470,652
CIT Group, Inc.:
5% 8/15/22		845,000	910,488
5.375% 5/15/20		1,055,000	1,135,444
Citigroup, Inc. 1.5% 10/26/28	EUR	1,600,000	1,770,572
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		400,000	415,153
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	21,400,000	330,318
GTB Finance BV 6% 11/8/18 (b)		610,000	621,346
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		680,000	691,016
5.5% 8/6/22 (b)		490,000	506,538
JSC BGEO Group 6% 7/26/23 (b)		760,000	771,430
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		200,000	219,556
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		660,000	677,866
SB Capital SA 5.5% 2/26/24 (b)(c)		585,000	594,887
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		540,000	576,453
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		205,000	202,936
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		590,000	573,551
4.75% 6/4/19 (b)		460,000	461,316
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		200,000	205,192
5.5% 4/21/22(b)		500,000	501,330
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		800,000	812,250
Zenith Bank PLC:
6.25% 4/22/19 (b)		1,630,000	1,633,912
7.375% 5/30/22 (b)		1,035,000	1,014,507
			22,362,873
Capital Markets - 0.5%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		630,000	631,575
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		945,000	1,020,600
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	1,411,000	1,729,750
Morgan Stanley 1.75% 3/11/24	EUR	2,770,000	3,266,603
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	365,700
5.75% 8/15/25 (b)		365,000	395,339
			7,409,567
Consumer Finance - 2.5%
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,189,000
4.625% 3/30/25		1,915,000	1,961,305
5.125% 9/30/24		2,750,000	2,901,030
8% 11/1/31		15,173,000	18,586,925
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		430,000	445,050
General Motors Acceptance Corp. 8% 11/1/31		823,000	1,006,118
Navient Corp.:
5.875% 10/25/24		2,745,000	2,793,861
6.5% 6/15/22		470,000	498,200
7.25% 9/25/23		285,000	307,088
SLM Corp.:
5.5% 1/25/23		1,685,000	1,712,381
6.125% 3/25/24		830,000	854,900
7.25% 1/25/22		2,650,000	2,895,125
			35,150,983
Diversified Financial Services - 1.6%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		570,000	482,819
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (b)(c)		280,000	288,050
European Financial Stability Facility 1.25% 5/24/33 (Reg. S)	EUR	5,375,000	6,021,027
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		390,000	424,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,505,000	3,588,244
6% 8/1/20		995,000	1,024,228
6.25% 2/1/22		295,000	307,538
6.75% 2/1/24		535,000	557,791
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		510,000	543,150
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		410,000	422,300
Pontis IV Ltd. 5.125% 3/31/27 (b)		395,000	392,038
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		510,000	521,685
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		560,000	560,000
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		695,000	745,388
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		1,590,000	1,826,513
Springleaf Financial Corp.:
6.125% 5/15/22		460,000	485,300
7.75% 10/1/21		1,590,000	1,778,813
8.25% 12/15/20		460,000	516,350
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	210,880
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)(d)		525,000	530,250
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		915,000	979,050
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	400,000	451,920
2.75% 10/2/24 (Reg. S)	EUR	800,000	997,143
			23,654,602
Insurance - 0.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		1,440,000	1,530,000
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		1,135,000	1,183,238
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		615,000	625,763
			3,339,001
Thrifts & Mortgage Finance - 0.4%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		4,850,000	5,270,301
TOTAL FINANCIALS			97,187,327
HEALTH CARE - 2.6%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		305,000	293,181
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		260,000	279,175
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		290,000	305,225
Hologic, Inc. 5.25% 7/15/22 (b)		630,000	661,500
			1,245,900
Health Care Providers & Services - 2.2%
AmSurg Corp. 5.625% 7/15/22		330,000	341,963
Community Health Systems, Inc.:
6.25% 3/31/23		1,365,000	1,409,158
6.875% 2/1/22		3,465,000	3,027,544
7.125% 7/15/20		805,000	783,869
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		380,000	412,300
Envision Healthcare Corp. 6.25% 12/1/24 (b)		640,000	683,200
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	666,225
5.25% 6/15/26		750,000	808,875
5.375% 2/1/25		1,155,000	1,218,294
5.875% 3/15/22		1,915,000	2,123,256
5.875% 5/1/23		2,145,000	2,335,369
5.875% 2/15/26		2,995,000	3,234,600
6.5% 2/15/20		2,410,000	2,629,913
7.5% 2/15/22		1,175,000	1,352,719
HealthSouth Corp.:
5.125% 3/15/23		330,000	339,900
5.75% 11/1/24		1,135,000	1,164,794
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		570,000	600,638
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	357,194
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		445,000	455,569
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	269,100
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		610,000	661,088
Tenet Healthcare Corp.:
4.625% 7/15/24 (b)		135,000	135,169
6.75% 6/15/23		735,000	735,000
6.875% 11/15/31		1,210,000	1,113,200
7.5% 1/1/22 (b)		365,000	395,952
8.125% 4/1/22		830,000	880,838
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (b)		925,000	897,250
THC Escrow Corp. III:
4.625% 7/15/24 (b)		170,000	170,459
5.125% 5/1/25 (b)		305,000	306,144
7% 8/1/25 (b)		615,000	612,694
Vizient, Inc. 10.375% 3/1/24 (b)		660,000	759,000
Wellcare Health Plans, Inc. 5.25% 4/1/25		475,000	497,563
			31,378,837
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		2,165,000	1,856,488
6.5% 3/15/22 (b)		620,000	650,225
6.75% 8/15/21 (b)		265,000	251,750
7% 3/15/24 (b)		925,000	972,406
			3,730,869
TOTAL HEALTH CARE			36,648,787
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		550,000	590,563
KLX, Inc. 5.875% 12/1/22 (b)		1,455,000	1,527,750
TransDigm, Inc. 6.375% 6/15/26		590,000	598,850
			2,717,163
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		955,000	980,881
XPO Logistics, Inc. 6.125% 9/1/23 (b)		490,000	510,213
			1,491,094
Airlines - 0.1%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (b)		135,256	142,187
Allegiant Travel Co. 5.5% 7/15/19		160,000	166,000
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		20,265	21,304
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		130,091	147,653
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		222,564	227,294
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		26,438	26,901
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		323,370	372,910
Series 2012-2 Class B, 6.75% 6/3/21		155,529	167,972
Series 2013-1 Class B, 5.375% 11/15/21		205,699	216,498
			1,488,719
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		185,000	190,458
6.125% 4/1/25 (b)		185,000	191,013
USG Corp. 4.875% 6/1/27 (b)		160,000	164,600
			546,071
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		565,000	581,950
APX Group, Inc.:
7.875% 12/1/22		1,450,000	1,573,250
8.75% 12/1/20		986,000	1,018,045
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,832,600
5.875% 7/1/25		165,000	160,050
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		415,000	441,975
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		525,000	534,844
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		530,000	549,875
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)		190,000	198,075
TMS International Corp. 7.625% 10/15/21 (b)		110,000	111,375
			7,002,039
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		625,000	627,344
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		1,160,000	1,206,400
Cementos Progreso Trust 7.125% 11/6/23 (b)		440,000	466,400
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		1,530,000	589,050
5.25% 6/27/29 (b)		580,000	213,150
7.125% 6/26/42 (b)		750,000	301,875
			3,404,219
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		575,000	601,335
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		200,000	215,000
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		940,000	998,750
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		150,000	127,125
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	472,850
			599,975
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		485,000	520,769
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	219,610
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		250,000	266,250
			485,860
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
5% 4/1/23		345,000	368,288
5.5% 2/15/22		555,000	604,950
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		550,000	591,250
United Rentals North America, Inc. 5.5% 5/15/27		405,000	417,150
			1,981,638
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		710,000	734,942
Global Ports Finance PLC 6.872% 1/25/22 (b)		490,000	516,313
			1,251,255
TOTAL INDUSTRIALS			23,303,887
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		1,275,000	1,332,375
8.625% 5/6/19 (Reg. S)		200,000	209,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	360,063
CommScope Technologies Finance LLC 5% 3/15/27 (b)		665,000	663,338
			2,564,776
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		1,425,000	1,660,125
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		1,260,000	1,389,150
Camelot Finance SA 7.875% 10/15/24 (b)		280,000	301,700
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		165,000	169,950
5.375% 3/15/27 (b)		140,000	145,775
GTT Communications, Inc. 7.875% 12/31/24 (b)		300,000	321,000
j2 Global, Inc. 8% 8/1/20		350,000	358,635
			2,686,210
IT Services - 0.1%
CDW LLC/CDW Finance Corp.:
5% 9/1/23		565,000	588,306
5% 9/1/25		335,000	347,563
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		250,000	264,063
Everi Payments, Inc. 10% 1/15/22		575,000	629,625
Gartner, Inc. 5.125% 4/1/25 (b)		305,000	320,375
			2,149,932
Semiconductors & Semiconductor Equipment - 0.9%
Entegris, Inc. 6% 4/1/22 (b)		155,000	162,169
Micron Technology, Inc.:
5.25% 8/1/23 (b)		230,000	238,855
5.25% 1/15/24 (b)		490,000	507,150
5.5% 2/1/25		422,000	445,210
5.875% 2/15/22		345,000	360,956
7.5% 9/15/23		565,000	631,670
Microsemi Corp. 9.125% 4/15/23 (b)		123,000	140,835
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		465,000	489,645
4.625% 6/15/22 (b)		900,000	967,500
4.625% 6/1/23 (b)		1,865,000	2,011,869
5.75% 3/15/23 (b)		2,415,000	2,541,788
Qorvo, Inc.:
6.75% 12/1/23		440,000	482,900
7% 12/1/25		2,856,000	3,241,560
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	637,650
Versum Materials, Inc. 5.5% 9/30/24 (b)		330,000	346,913
			13,206,670
Software - 0.5%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	1,008,800
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		880,000	988,900
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		225,000	234,000
Open Text Corp. 5.875% 6/1/26 (b)		465,000	500,163
Parametric Technology Corp. 6% 5/15/24		190,000	205,675
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		455,000	484,671
Symantec Corp. 5% 4/15/25 (b)		530,000	554,677
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		745,000	800,875
10.5% 2/1/24 (b)		1,575,000	1,720,688
			6,498,449
TOTAL INFORMATION TECHNOLOGY			28,766,162
MATERIALS - 3.3%
Chemicals - 0.9%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		550,000	566,500
5.75% 4/15/21 (b)		400,000	417,520
6.45% 2/3/24		400,000	426,000
Hexion, Inc. 10.375% 2/1/22 (b)		235,000	232,650
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		390,000	450,450
Momentive Performance Materials, Inc.:
3.88% 10/24/21		5,080,000	5,041,900
4.69% 4/24/22		1,515,000	1,461,975
10% 10/15/20 (e)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		3,580,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		770,000	767,113
5.25% 6/1/27 (b)		660,000	656,700
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		210,000	214,463
OCP SA 5.625% 4/25/24 (b)		200,000	216,324
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		555,000	573,038
10.375% 5/1/21 (b)		175,000	193,594
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		495,000	488,813
The Chemours Co. LLC 5.375% 5/15/27		255,000	263,259
TPC Group, Inc. 8.75% 12/15/20 (b)		765,000	688,500
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		230,000	243,225
			12,902,024
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		400,000	425,040
9.375% 10/12/22 (b)		300,000	318,750
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		265,000	303,094
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		175,000	179,375
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		260,000	266,500
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	316,500
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		300,000	311,550
			2,120,809
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		615,000	630,123
6% 6/30/21 (b)		350,000	362,250
6% 2/15/25 (b)		1,040,000	1,092,000
7.25% 5/15/24 (b)		1,100,000	1,203,125
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		210,000	215,859
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,400,575
7.5% 12/15/96		160,000	160,800
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		280,000	291,200
Sealed Air Corp. 5.25% 4/1/23 (b)		270,000	289,575
			5,645,507
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		430,000	466,550
7% 9/30/26 (b)		355,000	389,613
Aleris International, Inc. 6% 6/1/20 (b)		1,759	1,759
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		190,000	200,450
Compania Minera Ares SAC 7.75% 1/23/21 (b)		800,000	851,000
EVRAZ Group SA:
5.375% 3/20/23 (b)		815,000	817,445
6.5% 4/22/20 (b)		200,000	211,500
8.25% 1/28/21 (Reg. S)		1,000,000	1,113,480
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		21,000	21,473
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		993,000	1,045,133
10.375% 4/7/19 (b)		120,000	126,324
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		745,000	763,625
7.25% 5/15/22 (b)		615,000	628,838
7.25% 4/1/23 (b)		900,000	879,750
7.5% 4/1/25 (b)		760,000	742,900
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		405,000	406,519
5.125% 5/15/24 (b)		495,000	495,000
Freeport-McMoRan, Inc.:
3.55% 3/1/22		310,000	290,526
3.875% 3/15/23		930,000	864,900
5.4% 11/14/34		300,000	269,250
5.45% 3/15/43		1,945,000	1,677,174
6.75% 2/1/22		900,000	931,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,195,000	1,200,975
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		300,000	302,400
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		405,000	455,119
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	395,938
Lundin Mining Corp.:
7.5% 11/1/20 (b)		210,000	220,794
7.875% 11/1/22 (b)		30,000	32,700
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		225,000	225,000
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		2,806,846	2,540,196
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)(e)		1,291	0
Murray Energy Corp. 11.25% 4/15/21 (b)		795,000	600,225
Polyus Finance PLC 5.25% 2/7/23 (b)		300,000	307,740
Southern Copper Corp. 7.5% 7/27/35		380,000	469,115
Stillwater Mining Co.:
6.125% 6/27/22 (b)		1,040,000	1,024,400
7.125% 6/27/25 (b)		265,000	260,628
United States Steel Corp. 8.375% 7/1/21 (b)		1,325,000	1,457,500
Vale Overseas Ltd.:
4.375% 1/11/22		405,000	412,209
5.875% 6/10/21		200,000	214,700
6.875% 11/21/36		220,000	235,950
Vedanta Resources PLC:
6% 1/31/19 (b)		985,000	1,017,013
6.375% 7/30/22 (b)		380,000	381,216
8.25% 6/7/21 (b)		240,000	261,665
VM Holding SA 5.375% 5/4/27 (b)		730,000	736,935
			25,947,127
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		225,000	231,750
NewPage Corp.:
0% 5/1/12 (c)(e)		90,000	0
11.375% 12/31/2114 (e)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		565,000	0
			231,750
TOTAL MATERIALS			46,847,217
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,699,584
Equinix, Inc. 5.375% 5/15/27		480,000	511,800
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		220,000	228,710
6.375% 2/15/22		475,000	490,438
			2,930,532
Real Estate Management & Development - 0.3%
CBRE Group, Inc. 5% 3/15/23		1,075,000	1,120,002
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	300,000	342,595
Howard Hughes Corp. 5.375% 3/15/25 (b)		665,000	679,963
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	100,062
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		300,000	338,250
Mattamy Group Corp. 6.875% 12/15/23 (b)		470,000	479,988
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		785,000	804,625
			3,865,485
TOTAL REAL ESTATE			6,796,017
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.7%
Altice Financing SA:
6.5% 1/15/22 (b)		1,435,000	1,499,575
6.625% 2/15/23 (b)		1,080,000	1,145,815
7.5% 5/15/26 (b)		1,170,000	1,298,700
Altice Finco SA 8.125% 1/15/24 (b)		3,320,000	3,610,500
AT&T, Inc.:
1.8% 9/4/26	EUR	1,975,000	2,234,542
2.35% 9/4/29	EUR	575,000	649,381
3.15% 9/4/36	EUR	575,000	647,542
Citizens Communications Co.:
7.875% 1/15/27		280,000	208,600
9% 8/15/31		220,000	176,550
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		335,000	344,162
Frontier Communications Corp. 11% 9/15/25		1,215,000	1,126,913
GCI, Inc. 6.875% 4/15/25		560,000	605,500
GTH Finance BV:
6.25% 4/26/20 (b)		400,000	423,060
7.25% 4/26/23 (b)		1,635,000	1,803,421
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	596,919
5.375% 5/1/25		575,000	605,188
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	210,000
Sable International Finance Ltd. 6.875% 8/1/22 (b)		2,630,000	2,840,400
SFR Group SA:
6% 5/15/22 (b)		6,120,000	6,403,050
6.25% 5/15/24 (b)		6,405,000	6,765,281
7.375% 5/1/26 (b)		2,405,000	2,609,425
Sprint Capital Corp.:
6.875% 11/15/28		562,000	624,702
8.75% 3/15/32		456,000	574,560
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		600,000	626,634
U.S. West Communications:
6.875% 9/15/33		170,000	167,279
7.25% 9/15/25		35,000	38,867
7.25% 10/15/35		70,000	69,884
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	643,444
Virgin Media Finance PLC 4.875% 2/15/22		565,000	531,315
			39,081,209
Wireless Telecommunication Services - 2.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	572,397
Comcel Trust 6.875% 2/6/24 (b)		250,000	265,975
Digicel Group Ltd.:
6.75% 3/1/23 (b)		385,000	362,027
7.125% 4/1/22 (b)		1,775,000	1,546,558
8.25% 9/30/20 (b)		890,000	832,061
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,040,000	1,688,100
7.25% 10/15/20		3,485,000	3,293,325
7.5% 4/1/21		585,000	539,663
9.75% 7/15/25 (b)(d)		775,000	774,031
Millicom International Cellular SA:
4.75% 5/22/20 (b)		280,000	286,476
6% 3/15/25 (b)		1,145,000	1,201,586
6.625% 10/15/21 (b)		1,365,000	1,419,600
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,125,000	1,237,613
10.125% 1/15/23 (b)		1,160,000	1,345,600
10.875% 10/15/25 (b)		2,800,000	3,370,500
Sprint Communications, Inc. 6% 11/15/22		1,410,000	1,494,600
Sprint Corp.:
7.125% 6/15/24		2,940,000	3,270,750
7.625% 2/15/25		1,655,000	1,905,319
7.875% 9/15/23		1,505,000	1,730,750
T-Mobile U.S.A., Inc.:
6% 4/15/24		920,000	984,400
6.375% 3/1/25		6,800,000	7,352,500
6.5% 1/15/24		2,548,000	2,739,100
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		500,000	561,250
			38,774,181
TOTAL TELECOMMUNICATION SERVICES			77,855,390
UTILITIES - 1.6%
Electric Utilities - 0.2%
CTE Co. 2.125% 7/29/32 (Reg. S)	EUR	400,000	458,249
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,135,816
InterGen NV 7% 6/30/23 (b)		200,000	192,500
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	315,005
Pampa Holding SA 7.5% 1/24/27 (b)		385,000	401,771
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		95,000	92,625
			2,595,966
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	220,608
8% 3/1/32		335,000	453,132
			673,740
Independent Power and Renewable Electricity Producers - 1.4%
Dynegy, Inc.:
7.375% 11/1/22		1,910,000	1,886,125
7.625% 11/1/24		3,665,000	3,555,050
8% 1/15/25 (b)		795,000	771,150
Energy Future Holdings Corp.:
10.875% 11/1/17 (e)		1,125,000	393,750
11.25% 11/1/17 pay-in-kind (c)(e)		896,100	313,635
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		2,670,672	3,458,521
12.25% 3/1/22 (b)(c)(e)		4,149,619	5,684,978
Listrindo Capital BV 4.95% 9/14/26 (b)		315,000	318,938
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		295,000	310,488
PPL Energy Supply LLC 6.5% 6/1/25		460,000	324,300
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		1,680,000	1,747,200
6.625% 6/15/25 (b)(c)		418,000	444,125
TXU Corp.:
5.55% 11/15/14 (e)		186,000	19,530
6.5% 11/15/24 (e)		3,225,000	338,625
6.55% 11/15/34 (e)		2,775,000	291,375
			19,857,790
TOTAL UTILITIES			23,127,496

TOTAL NONCONVERTIBLE BONDS			543,773,305

TOTAL CORPORATE BONDS
(Cost $524,405,167)			544,053,091

U.S. Government and Government Agency Obligations - 18.6%
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
1.75% 10/15/18		$1,672,000	$1,680,572
5.25% 9/15/39		126,000	165,570
5.375% 4/1/56		302,000	410,860

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			2,257,002

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46		1,418,986	1,419,195
U.S. Treasury Obligations - 18.0%
U.S. Treasury Bonds:
2.5% 2/15/46		3,344,000	3,117,889
2.875% 8/15/45		6,384,000	6,429,633
3% 11/15/44		582,000	601,484
3% 11/15/45		100,000	103,168
3% 2/15/47		9,303,000	9,613,339
3% 5/15/47		400,000	413,531
3.625% 2/15/44		9,514,000	10,976,778
4.25% 5/15/39		3,488,000	4,374,580
4.75% 2/15/37		8,330,000	11,109,813
5.25% 2/15/29 (g)		2,206,000	2,849,532
6.125% 8/15/29		2,023,000	2,819,635
6.25% 8/15/23 (h)		2,249,000	2,797,632
7.875% 2/15/21		200,000	243,203
U.S. Treasury Notes:
0.75% 7/15/19		1,522,000	1,502,321
0.875% 6/15/19		7,501,000	7,428,038
0.875% 9/15/19		5,722,000	5,654,721
1% 9/15/18		2,079,000	2,071,366
1.125% 1/15/19		1,591,000	1,585,282
1.125% 2/28/19		2,500,000	2,490,625
1.125% 7/31/21		1,699,000	1,655,861
1.125% 9/30/21		11,974,000	11,645,649
1.25% 11/30/18		1,000,000	998,711
1.25% 4/30/19		4,500,000	4,489,101
1.25% 5/31/19		3,000,000	2,992,851
1.25% 6/30/19		3,000,000	2,991,915
1.375% 9/30/18		1,503,000	1,503,588
1.375% 4/30/20		1,792,000	1,783,880
1.375% 8/31/23		500,000	480,274
1.5% 12/31/18		416,000	416,910
1.5% 1/31/19		1,468,000	1,471,039
1.5% 4/15/20		10,809,000	10,800,980
1.5% 5/15/20		5,060,000	5,054,070
1.5% 8/15/26		2,627,000	2,457,682
1.625% 4/30/19		1,361,000	1,366,901
1.625% 6/30/19		8,547,000	8,586,393
1.625% 7/31/20		1,500,000	1,501,758
1.75% 12/31/20		2,634,000	2,641,304
1.75% 5/31/22		2,500,000	2,485,058
1.75% 6/30/22		5,948,000	5,908,969
1.875% 1/31/22		3,691,000	3,695,326
1.875% 3/31/22		18,354,000	18,364,040
2% 9/30/20		16,685,000	16,887,039
2% 12/31/21		11,609,000	11,692,445
2% 6/30/24		23,625,000	23,410,910
2% 8/15/25		4,088,000	4,017,735
2% 11/15/26		8,416,000	8,207,241
2.125% 6/30/21		1,500,000	1,521,504
2.125% 3/31/24		3,266,000	3,267,532
2.125% 5/15/25		3,953,000	3,927,677
2.25% 7/31/21		10,479,000	10,677,933
2.25% 2/15/27		3,800,000	3,783,079
2.375% 5/15/27		1,600,000	1,610,312

TOTAL U.S. TREASURY OBLIGATIONS			258,478,237

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.446% 12/7/20 (NCUA Guaranteed) (c)		101,854	101,919
Series 2011-R1 Class 1A, 1.4417% 1/8/20 (NCUA Guaranteed) (c)		244,122	244,513
Series 2011-R4 Class 1A, 1.3683% 3/6/20 (NCUA Guaranteed) (c)		19,057	19,057
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,578,622

TOTAL OTHER GOVERNMENT RELATED			3,944,111

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $264,865,116)			266,098,545

U.S. Government Agency - Mortgage Securities - 0.8%
Fannie Mae - 0.6%
2.571% 6/1/42 (c)		24,229	24,992
2.615% 10/1/35 (c)		963	999
2.695% 2/1/42 (c)		154,339	161,809
2.773% 1/1/42 (c)		112,865	118,430
2.815% 9/1/36 (c)		1,923	2,012
2.84% 2/1/36 (c)		612	639
2.842% 11/1/35 (c)		11,132	11,522
2.895% 9/1/33 (c)		16,366	16,915
2.915% 11/1/33 (c)		724	751
2.932% 1/1/35 (c)		7,155	7,433
2.944% 11/1/40 (c)		10,709	11,235
3.019% 10/1/41 (c)		7,212	7,579
3.023% 9/1/41 (c)		16,629	17,628
3.135% 3/1/33 (c)		3,702	3,879
3.17% 11/1/36 (c)		1,896	1,966
3.25% 7/1/41 (c)		19,981	20,877
3.309% 6/1/47 (c)		3,437	3,645
3.315% 3/1/37 (c)		1,521	1,599
3.33% 7/1/35 (c)		11,982	12,641
3.336% 2/1/37 (c)		18,750	19,818
3.338% 6/1/36 (c)		1,693	1,770
3.384% 10/1/41 (c)		15,401	16,364
3.435% 8/1/35 (c)		15,936	16,932
3.463% 5/1/36 (c)		1,255	1,332
3.567% 7/1/41 (c)		24,969	26,012
3.633% 4/1/36 (c)		9,821	10,344
4% 5/1/29		1,365,991	1,435,862
4% 7/1/47 (d)		700,000	735,596
4% 7/1/47 (d)		1,200,000	1,261,022
4% 7/1/47 (d)		2,200,000	2,311,874
4% 7/1/47 (d)		500,000	525,426
4.5% 11/1/25		229,397	242,342
5% 7/1/35 to 6/1/39		543,742	595,723
5.5% 10/1/20 to 4/1/21		50,347	51,913
6% 1/1/34 to 6/1/36		335,358	380,822
6.5% 5/1/26 to 8/1/36		332,597	382,935

TOTAL FANNIE MAE			8,442,638

Freddie Mac - 0.1%
2.793% 1/1/36 (c)		3,398	3,515
2.82% 3/1/35 (c)		2,563	2,638
2.85% 7/1/35 (c)		7,974	8,335
2.889% 6/1/33 (c)		10,095	10,525
2.915% 2/1/37 (c)		2,291	2,379
2.95% 3/1/37 (c)		987	1,021
2.967% 5/1/37 (c)		1,522	1,578
2.97% 8/1/37 (c)		4,362	4,545
3.028% 10/1/41 (c)		108,674	112,883
3.05% 6/1/37 (c)		1,653	1,725
3.063% 1/1/37 (c)		12,428	12,961
3.093% 9/1/41 (c)		151,426	160,101
3.159% 7/1/35 (c)		5,785	6,063
3.192% 10/1/42 (c)		93,893	98,984
3.222% 9/1/41 (c)		17,229	17,872
3.225% 4/1/41 (c)		12,900	13,575
3.253% 10/1/36 (c)		14,549	15,260
3.282% 6/1/41 (c)		19,548	20,445
3.29% 7/1/36 (c)		133,936	140,942
3.306% 6/1/37 (c)		8,729	9,234
3.32% 4/1/37 (c)		2,109	2,232
3.324% 10/1/35 (c)		6,699	7,037
3.369% 7/1/36 (c)		3,656	3,884
3.38% 5/1/37 (c)		30,222	31,328
3.385% 5/1/37 (c)		9,985	10,545
3.418% 6/1/37 (c)		2,261	2,392
3.421% 5/1/41 (c)		13,587	14,436
3.62% 5/1/41 (c)		19,091	20,009
3.648% 6/1/41 (c)		19,674	20,610
4.079% 10/1/35 (c)		1,676	1,781
6% 1/1/24		75,193	81,024
6.5% 5/1/18 to 3/1/22		12,781	13,648

TOTAL FREDDIE MAC			853,507

Ginnie Mae - 0.1%
4.3% 8/20/61 (i)		176,325	180,035
4.649% 2/20/62 (i)		168,770	174,246
4.682% 2/20/62 (i)		216,773	223,272
4.684% 1/20/62 (i)		1,014,236	1,043,754
5.47% 8/20/59 (i)		5,102	5,177
6% 6/15/36		263,571	306,346

TOTAL GINNIE MAE			1,932,830

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,189,165)			11,228,975

Asset-Backed Securities - 0.5%
Access Group, Inc. Series 2005-2 Class A3, 1.2301% 11/22/24 (c)		$299,584	$299,555
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		3,200,000	3,177,687
Goal Capital Funding Trust Series 2005-2 Class A3, 1.3587% 5/28/30 (c)		402,131	401,945
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 2.2062% 4/25/22 (c)		150,561	151,239
Navient Student Loan Trust Series 2017-3A:
Class A1, 1.3606% 7/26/66 (b)(c)		924,040	924,040
Class A2, 1.6606% 7/26/66 (b)(c)		980,000	984,041
SLM Student Loan Trust:
Series 2004-3 Class A5, 1.3262% 7/25/23 (c)		771,191	771,041
Series 2007-5 Class A5, 1.2362% 1/25/24 (c)		861,435	860,635
TOTAL ASSET-BACKED SECURITIES
(Cost $7,587,212)			7,570,183

Collateralized Mortgage Obligations - 2.9%
U.S. Government Agency - 2.9%
Fannie Mae:
floater Series 2010-15 Class FJ, 2.1461% 6/25/36 (c)		286,248	290,738
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		15,222	16,655
Series 2005-19 Class PA, 5.5% 7/25/34		72,407	75,594
Series 2005-27 Class NE, 5.5% 5/25/34		31,940	32,151
Series 2005-64 Class PX, 5.5% 6/25/35		82,560	89,135
Series 2005-68 Class CZ, 5.5% 8/25/35		351,189	392,849
Series 2010-118 Class PB, 4.5% 10/25/40		267,370	283,269
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		44	44
Series 2003-117 Class MD, 5% 12/25/23		60,365	64,034
Series 2004-52 Class KZ, 5.5% 7/25/34		677,413	752,858
Series 2004-91 Class Z, 5% 12/25/34		251,978	276,218
Series 2005-117 Class JN, 4.5% 1/25/36		25,716	27,282
Series 2005-14 Class ZB, 5% 3/25/35		100,744	110,293
Series 2006-72 Class CY, 6% 8/25/26		45,335	49,067
Series 2009-59 Class HB, 5% 8/25/39		146,767	161,274
Series 2010-97 Class CX, 4.5% 9/25/25		550,000	589,610
Series 2009-85 Class IB, 4.5% 8/25/24 (j)		10,243	493
Series 2009-93 Class IC, 4.5% 9/25/24 (j)		15,049	697
Series 2010-139 Class NI, 4.5% 2/25/40 (j)		142,463	16,116
Series 2010-39 Class FG, 2.1361% 3/25/36 (c)		178,667	182,675
Series 2010-97 Class CI, 4.5% 8/25/25 (j)		38,075	2,310
Series 2011-67 Class AI, 4% 7/25/26 (j)		43,497	4,169
Series 2012-27 Class EZ, 4.25% 3/25/42		439,456	476,892
Series 2016-26 Class CG, 3% 5/25/46		901,910	921,567
Freddie Mac:
floater:
Series 2630 Class FL, 1.4891% 6/15/18 (c)		88	88
Series 2711 Class FC, 1.8891% 2/15/33 (c)		93,073	94,778
floater planned amortization class Series 2770 Class FH, 1.3891% 3/15/34 (c)		118,399	118,950
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		2,151	2,308
Series 2996 Class MK, 5.5% 6/15/35		4,400	4,827
Series 3415 Class PC, 5% 12/15/37		42,371	46,051
Series 3763 Class QA, 4% 4/15/34		30,021	30,191
Series 3840 Class VA, 4.5% 9/15/27		226,409	234,009
Series 3857 Class ZP, 5% 5/15/41		173,394	204,215
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		528,148	589,648
Series 2303 Class ZV, 6% 4/15/31		4,936	5,484
Series 2877 Class ZD, 5% 10/15/34		301,226	329,306
Series 3745 Class KV, 4.5% 12/15/26		385,120	413,895
Series 3806 Class L, 3.5% 2/15/26		453,000	477,790
Series 3843 Class PZ, 5% 4/15/41		152,436	177,087
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		384,794	403,851
Series 4341 Class ML, 3.5% 11/15/31		499,723	521,206
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.7122% 7/20/37 (c)		62,711	63,015
Series 2008-2 Class FD, 1.6922% 1/20/38 (c)		15,023	15,095
Series 2008-73 Class FA, 2.0722% 8/20/38 (c)		98,029	99,483
Series 2008-83 Class FB, 2.1122% 9/20/38 (c)		87,674	89,598
Series 2009-108 Class CF, 1.7717% 11/16/39 (c)		69,455	69,973
Series 2009-116 Class KF, 1.7017% 12/16/39 (c)		52,778	53,119
Series 2010-H17 Class FA, 1.3738% 7/20/60 (c)(i)		399,368	396,497
Series 2010-H18 Class AF, 1.2828% 9/20/60 (c)(i)		497,907	493,927
Series 2010-H19 Class FG, 1.2828% 8/20/60 (c)(i)		524,675	521,346
Series 2010-H27 Series FA, 1.3628% 12/20/60 (c)(i)		230,002	228,702
Series 2011-H05 Class FA, 1.4828% 12/20/60 (c)(i)		304,239	304,267
Series 2011-H07 Class FA, 1.4928% 2/20/61 (c)(i)		535,675	535,691
Series 2011-H12 Class FA, 1.4828% 2/20/61 (c)(i)		753,464	753,290
Series 2011-H13 Class FA, 1.4828% 4/20/61 (c)(i)		257,227	257,252
Series 2011-H14:
Class FB, 1.4828% 5/20/61 (c)(i)		304,687	304,226
Class FC, 1.4828% 5/20/61 (c)(i)		275,132	274,907
Series 2011-H17 Class FA, 1.5228% 6/20/61 (c)(i)		355,146	355,475
Series 2011-H21 Class FA, 1.5828% 10/20/61 (c)(i)		403,826	405,062
Series 2012-H01 Class FA, 1.6828% 11/20/61 (c)(i)		351,319	353,212
Series 2012-H03 Class FA, 1.6828% 1/20/62 (c)(i)		223,152	224,364
Series 2012-H06 Class FA, 1.6128% 1/20/62 (c)(i)		337,953	339,029
Series 2012-H07 Class FA, 1.6128% 3/20/62 (c)(i)		213,332	214,226
Series 2012-H21 Class DF, 1.6328% 5/20/61 (c)(i)		257,970	258,577
Series 2013-H19 Class FD, 1.5828% 8/20/63 (c)(i)		182,426	182,956
Series 2014-H11 Class BA, 1.4928% 6/20/64 (c)(i)		1,610,880	1,608,478
Series 2015-H13 Class FL, 1.2728% 5/20/63 (c)(i)		899,824	899,545
Series 2015-H19 Class FA, 1.1928% 4/20/63 (c)(i)		893,437	892,488
Series 2016-H20 Class FM, 1.3928% 12/20/62 (c)(i)		830,274	830,934
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	702,824
Series 2011-136 Class WI, 4.5% 5/20/40 (j)		99,512	12,289
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	509,754
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)		259,688	258,819
Series 2013-H26 Class HA, 3.5% 9/20/63 (i)		1,128,554	1,158,830
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)		340,190	343,668
Series 2016-H02 Class FM, 1.4928% 9/20/62 (c)(i)		1,118,315	1,118,827
Series 2016-H04 Class FE, 1.6428% 11/20/65 (c)(i)		299,007	300,067
Series 2010-169 Class Z, 4.5% 12/20/40		386,236	418,154
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		784,169	815,734
Series 2010-H17 Class XP, 5.2984% 7/20/60 (c)(i)		974,606	1,009,176
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		781,212	810,038
Series 2012-64 Class KI, 3.5% 11/20/36 (j)		74,490	5,669
Series 2013-124:
Class ES, 7.0504% 4/20/39 (c)(k)		418,784	440,860
Class ST, 7.1837% 8/20/39 (c)(k)		925,428	995,465
Series 2013-H01 Class FA, 1.65% 1/20/63 (i)		1,094,709	1,088,375
Series 2013-H07 Class JA, 1.75% 3/20/63 (i)		1,765,713	1,759,431
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		1,158,599	1,168,554
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		2,477,936	2,496,866
Class JA, 2.5% 6/20/65 (i)		305,131	307,600
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)		2,524,786	2,506,451
Series 2016-H13 Class FB, 0.9866% 5/20/66 (c)(i)		1,324,553	1,333,215
Series 2017-H06 Class FA, 1.17% 8/20/66 (c)(i)		1,552,998	1,555,597
Series 2090-118 Class XZ, 5% 12/20/39		763,276	868,645

TOTAL U.S. GOVERNMENT AGENCY

(Cost $41,581,343)			41,479,316

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	277,035
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,099,256
Series K034 Class A1, 2.669% 2/25/23		863,542	877,254
Series K709 Class A2, 2.086% 3/25/19		1,080,000	1,086,946
Series K710 Class A2, 1.883% 5/25/19		919,000	922,260
Series K713 Class A2, 2.313% 3/25/20		280,000	283,050
Series K717 Class A2, 2.991% 9/25/21		2,612,000	2,701,336
Series K504 Class A2, 2.566% 9/25/20		158,000	160,942
Series K704 Class A2, 2.412% 8/25/18		370,642	373,238
Series K706 Class A2, 2.323% 10/25/18		724,313	730,083
Series K724 Class A1, 2.776% 3/25/23		966,003	990,510
Series K726 Class A1, 2.596% 8/25/23		387,000	393,362
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1.3494% 2/25/20 (c)		2,634,000	2,640,928
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,511,850)			12,536,200

Foreign Government and Government Agency Obligations - 19.6%
Arab Republic 5.875% 6/11/25 (b)		200,000	195,500
Arab Republic of Egypt:
5.875% 6/11/25		400,000	391,000
6.125% 1/31/22 (b)		1,120,000	1,144,080
7.5% 1/31/27 (b)		215,000	228,330
8.5% 1/31/47 (b)		985,000	1,061,779
Argentine Republic:
5.625% 1/26/22		765,000	783,360
6.875% 4/22/21		4,470,000	4,782,900
7.125% 6/28/2117(b)		490,000	444,675
22.8075% 10/9/17 (c)	ARS	6,315,000	378,899
Australian Commonwealth:
1.75% 11/21/20	AUD	8,675,000	6,610,610
3% 3/21/47	AUD	1,450,000	1,013,955
4.25% 4/21/26	AUD	3,450,000	3,001,237
Barbados Government:
7% 8/4/22 (b)		300,000	258,000
7.25% 12/15/21 (b)		35,000	30,450
Belarus Republic:
6.875% 2/28/23 (b)		620,000	633,020
7.625% 6/29/27 (b)		345,000	352,071
8.95% 1/26/18		2,415,000	2,476,781
Brazilian Federative Republic:
5.625% 1/7/41		815,000	784,438
7.125% 1/20/37		1,690,000	1,930,825
8.25% 1/20/34		2,295,000	2,868,750
10% 1/1/21	BRL	1,625,000	491,211
Buenos Aires Province:
6.5% 2/15/23 (b)		570,000	581,970
9.95% 6/9/21 (b)		935,000	1,067,303
10.875% 1/26/21 (b)		325,000	370,663
10.875% 1/26/21 (Reg. S)		2,430,000	2,771,415
Buoni del Tesoro Poliennali:
1.35% 4/15/22	EUR	2,300,000	2,686,761
2.05% 8/1/27	EUR	4,300,000	4,848,872
2.2% 6/1/27	EUR	7,350,000	8,440,789
2.7% 3/1/47 (b)	EUR	1,600,000	1,629,861
3.45% 3/1/48 (b)	EUR	2,000,000	2,324,933
4.5% 3/1/24	EUR	1,625,000	2,210,782
Canadian Government:
0.5% 2/1/19	CAD	11,500,000	8,787,550
1% 6/1/27	CAD	3,750,000	2,691,423
3.5% 12/1/45	CAD	2,350,000	2,323,669
Central Bank of Nigeria warrants 11/15/20 (l)		750	41,618
City of Buenos Aires 8.95% 2/19/21 (b)		475,000	528,438
Colombian Republic:
7.375% 9/18/37		365,000	469,390
10.375% 1/28/33		670,000	1,030,125
Costa Rican Republic 7% 4/4/44 (b)		470,000	488,800
Croatia Republic:
5.5% 4/4/23 (b)		175,000	191,378
6% 1/26/24 (b)		200,000	224,038
6.375% 3/24/21(b)		300,000	333,055
Danish Kingdom 1.75% 11/15/25	DKK	13,600,000	2,324,807
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		200,000	199,682
6.25% 10/4/20 (b)		180,000	189,927
6.25% 7/27/21 (b)		210,000	222,421
Dominican Republic:
2.25% 8/30/24 (c)		1,820,000	1,762,339
5.95% 1/25/27 (b)		570,000	595,650
6.85% 1/27/45 (b)		290,000	308,850
6.875% 1/29/26 (b)		460,000	513,475
7.45% 4/30/44 (b)		530,000	604,200
7.5% 5/6/21 (b)		95,000	104,975
Ecuador Republic:
9.65% 12/13/26 (b)		200,000	199,740
10.5% 3/24/20 (b)		200,000	210,000
El Salvador Republic 8.625% 2/28/29 (b)		200,000	208,000
French Government:
OAT 3.25% 5/25/45	EUR	600,000	910,109
0% 2/25/20	EUR	13,150,000	15,170,066
1% 5/25/27	EUR	1,700,000	1,974,516
2% 5/25/48 (b)	EUR	500,000	590,430
German Federal Republic:
0% 3/15/19	EUR	5,800,000	6,691,483
0% 10/8/21	EUR	21,900,000	25,333,437
0.25% 2/15/27	EUR	4,350,000	4,863,744
1% 8/15/25(Reg. S)	EUR	850,000	1,030,848
2.5% 8/15/46	EUR	1,625,000	2,420,531
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	349,482
Indonesian Republic:
6.625% 2/17/37 (b)		175,000	216,771
7.75% 1/17/38 (b)		795,000	1,096,831
8.375% 3/15/24	IDR	12,813,000,000	1,043,713
8.5% 10/12/35 (Reg. S)		800,000	1,151,612
Irish Republic:
1% 5/15/26(Reg. S)	EUR	1,800,000	2,076,634
2% 2/18/45 (Reg.S)	EUR	450,749	522,335
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		910,000	959,650
8.25% 4/15/24 (b)		200,000	226,934
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	4,927,776
5.5% 12/4/23		1,628,000	1,934,870
Ivory Coast 6.125% 6/15/33 (b)		215,000	206,400
Japan Government:
0.1% 8/15/17	JPY	159,750,000	1,420,671
0.1% 12/20/20	JPY	881,700,000	7,887,599
0.1% 6/20/26	JPY	1,225,000,000	10,935,964
0.4% 3/20/56	JPY	400,000,000	2,883,165
0.9% 3/20/22	JPY	100,000,000	929,673
0.9% 6/20/22	JPY	924,050,000	8,605,598
1.9% 9/20/30	JPY	541,300,000	5,853,355
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	2,992,015
3% 6/30/25		1,179,000	1,233,010
Kingdom of Norway 3.75% 5/25/21	NOK	4,800,000	636,412
Lebanese Republic:
4% 12/31/17		395,500	393,825
5% 10/12/17		720,000	720,000
5.15% 6/12/18		955,000	958,404
5.15% 11/12/18		375,000	376,909
5.45% 11/28/19		205,000	205,593
6% 5/20/19		620,000	627,403
6.375% 3/9/20		150,000	153,000
Mongolian People's Republic 8.75% 3/9/24 (b)		650,000	711,472
New Zealand Government 6% 5/15/21	NZD	1,000,000	829,715
Panamanian Republic 9.375% 4/1/29		140,000	206,500
Peruvian Republic:
4% 3/7/27 (m)		570,000	558,841
6.35% 8/12/28 (b)	PEN	2,240,000	733,141
8.2% 8/12/26 (Reg. S)	PEN	3,740,000	1,379,312
Province of Santa Fe 7% 3/23/23 (b)		990,000	1,031,907
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,355,000	1,423,929
7.45% 9/1/24 (b)		695,000	721,521
12.375% 8/17/17 (b)		515,000	518,409
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		435,938	448,815
Republic of Armenia:
6% 9/30/20 (b)		870,000	911,569
7.15% 3/26/25 (b)		400,000	437,352
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,750,000	1,552,527
Republic of Kenya 6.875% 6/24/24 (b)		415,000	424,338
Republic of Nigeria 6.75% 1/28/21 (b)		90,000	95,407
Republic of Senegal 6.25% 5/23/33 (b)		285,000	289,199
Republic of Serbia:
4.875% 2/25/20 (b)		200,000	208,364
6.75% 11/1/24 (b)		433,441	442,110
7.25% 9/28/21 (b)		330,000	381,196
Republic of Singapore 3.25% 9/1/20	SGD	5,350,000	4,111,349
Russian Federation:
5.25% 6/23/47 (b)		600,000	604,183
5.625% 4/4/42 (b)		400,000	433,000
5.875% 9/16/43 (b)		280,000	313,636
12.75% 6/24/28 (Reg. S)		2,020,000	3,527,607
Rwanda Rep 6.625% 5/2/23 (b)		400,000	411,482
Spanish Kingdom:
1.45% 10/31/27	EUR	1,000,000	1,123,226
2.75% 10/31/24 (Reg. S)	EUR	3,000,000	3,845,847
2.9% 10/31/46(Reg. S) (b)	EUR	1,450,000	1,673,240
Sultanate of Oman 6.5% 3/8/47 (b)		275,000	280,641
Sweden Kingdom 3.5% 6/1/22	SEK	24,000,000	3,337,919
Switzerland Confederation 3% 1/8/18	CHF	4,450,000	4,731,878
Turkish Republic:
5.125% 3/25/22		585,000	607,148
5.625% 3/30/21		515,000	545,900
6% 3/25/27		350,000	372,666
6.25% 9/26/22		1,175,000	1,276,567
6.75% 5/30/40		220,000	245,155
6.875% 3/17/36		480,000	539,616
7% 6/5/20		455,000	497,511
7.25% 3/5/38		370,000	433,640
7.375% 2/5/25		570,000	660,077
8% 2/14/34		250,000	309,900
9.4% 7/8/20	TRY	1,905,000	526,813
11.875% 1/15/30		530,000	841,375
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		265,000	273,215
Ukraine Government:
1.471% 9/29/21		1,600,000	1,568,000
7.75% 9/1/21 (b)		2,048,000	2,080,051
7.75% 9/1/22 (b)		2,581,000	2,593,905
7.75% 9/1/23 (b)		255,000	252,450
United Kingdom, Great Britain and Northern Ireland:
0.5% 7/22/22	GBP	3,500,000	4,522,289
1.25% 7/22/27	GBP	6,300,000	8,141,269
1.75% 7/22/19 (Reg.S)	GBP	4,500,000	6,029,090
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	2,500,000	4,109,985
United Mexican States 6.5% 6/10/21	MXN	17,965,000	986,025
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		355,000	482,800
9.875% 6/20/22 (b)	UYU	6,805,000	244,162
Venezuelan Republic:
oil recovery warrants 4/15/20(l)		10,236	40,944
9.25% 9/15/27		1,550,000	767,250
11.95% 8/5/31 (Reg. S)		735,000	371,175
12.75% 8/23/22		325,000	174,688
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		75,000	66,248
4% 3/12/28 (m)		2,108,000	2,102,814
4.8% 11/19/24 (b)		200,000	210,186
6.75% 1/29/20 (b)		300,000	327,066
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $275,427,262)			281,759,150

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR
(Cost $289,183)		18,700,000	293,534
		Shares	Value

Common Stocks - 4.2%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.3%
Adient PLC		11,300	738,794
Chassix Holdings, Inc. (n)		33,750	1,108,013
Chassix Holdings, Inc. warrants 7/29/20 (n)		1,921	16,425
Delphi Automotive PLC		9,500	832,675
Exide Technologies (n)		2,115	0
Exide Technologies (n)		7,052	0
Lear Corp.		6,800	966,144
Tenneco, Inc.		14,900	861,667
			4,523,718
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (n)(o)		2,218	4,181
Hotels, Restaurants & Leisure - 0.2%
Extended Stay America, Inc. unit		86,800	1,680,448
Melco Crown Entertainment Ltd. sponsored ADR		31,900	716,155
MGM Mirage, Inc.		18,400	575,736
			2,972,339
Household Durables - 0.2%
CalAtlantic Group, Inc.		19,740	697,809
Newell Brands, Inc.		10,516	563,868
Taylor Morrison Home Corp. (n)		37,600	902,776
			2,164,453
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.		5,000	744,750
Media - 0.4%
Cinemark Holdings, Inc.		24,900	967,365
DISH Network Corp. Class A (n)		9,000	564,840
Liberty Global PLC Class A (n)		48,300	1,551,396
Naspers Ltd. Class N		9,500	1,870,862
Sinclair Broadcast Group, Inc. Class A		40,300	1,325,870
			6,280,333

TOTAL CONSUMER DISCRETIONARY			16,689,774

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (n)(o)		158,313	2
Food Products - 0.0%
Reddy Ice Holdings, Inc. (n)		5,683	1,705

TOTAL CONSUMER STAPLES			1,707

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (n)		6,562	111,554
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A (n)		4,142	90,710
Class B		887	19,425
Crestwood Equity Partners LP		7,975	187,413
Goodrich Petroleum Corp.		4,211	51,374
Pacific Exploration and Production Corp.		24,876	657,004
			1,005,926

TOTAL ENERGY			1,117,480

FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (n)		314,563	3
Consumer Finance - 0.0%
OneMain Holdings, Inc. (n)		27,700	681,143

TOTAL FINANCIALS			681,146

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Envision Healthcare Corp. (n)		16,000	1,002,720
HCA Holdings, Inc. (n)		12,800	1,116,160
Rotech Healthcare, Inc. (n)		6,069	6,797
			2,125,677
Pharmaceuticals - 0.1%
Allergan PLC		7,600	1,847,484

TOTAL HEALTH CARE			3,973,161

INDUSTRIALS - 0.4%
Airlines - 0.2%
Air Canada (n)		106,500	1,427,337
Delta Air Lines, Inc.		10,800	580,392
			2,007,729
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (n)(o)		894,972	53,698
Marine - 0.0%
U.S. Shipping Partners Corp. (n)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (n)		6,028	0
			0
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A		15,600	582,816
HD Supply Holdings, Inc. (n)		37,300	1,142,499
Penhall Acquisition Co.:
Class A (n)		321	25,712
Class B (n)		107	8,571
United Rentals, Inc. (n)		14,763	1,663,938
			3,423,536
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (o)		16,755	115,274

TOTAL INDUSTRIALS			5,600,237

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (n)		17,800	676,934
Electronic Equipment & Components - 0.1%
CDW Corp.		13,500	844,155
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (n)		22,300	3,142,070
Alphabet, Inc. Class A (n)		2,600	2,417,168
Facebook, Inc. Class A (n)		17,300	2,611,954
			8,171,192
IT Services - 0.3%
First Data Corp. Class A (n)		56,300	1,024,660
Global Payments, Inc.		9,100	821,912
MasterCard, Inc. Class A		8,900	1,080,905
PayPal Holdings, Inc. (n)		19,200	1,030,464
Visa, Inc. Class A		9,200	862,776
			4,820,717
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		8,500	1,980,925
Cypress Semiconductor Corp.		309	4,218
MagnaChip Semiconductor Corp. (n)		2,669	26,156
Microsemi Corp. (n)		24,400	1,141,920
ON Semiconductor Corp. (n)		45,800	643,032
Qorvo, Inc. (n)		24,195	1,532,027
Qualcomm, Inc.		20,300	1,120,966
Skyworks Solutions, Inc.		23,700	2,274,015
			8,723,259
Software - 0.2%
Adobe Systems, Inc. (n)		7,700	1,089,088
Electronic Arts, Inc. (n)		10,000	1,057,200
Nuance Communications, Inc. (n)		45,500	792,155
			2,938,443

TOTAL INFORMATION TECHNOLOGY			26,174,700

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		5,700	481,023
Metals & Mining - 0.1%
Aleris Corp. (n)		2,037	11,835
Freeport-McMoRan, Inc. (n)		50,800	610,108
Mirabela Nickel Ltd. (n)		217,900	2
			621,945

TOTAL MATERIALS			1,102,968

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Altice U.S.A., Inc. Class A		23,000	742,900
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (n)		34,700	2,103,514

TOTAL TELECOMMUNICATION SERVICES			2,846,414

UTILITIES - 0.1%
Electric Utilities - 0.0%
Portland General Electric Co.		140	6,397
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (n)		43,200	584,496
The AES Corp.		74,500	827,695
			1,412,191

TOTAL UTILITIES			1,418,588

TOTAL COMMON STOCKS
(Cost $53,180,336)			59,606,175

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (n)		2,286	21,260
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		1,500	1,297,500

TOTAL CONVERTIBLE PREFERRED STOCKS			1,318,760

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (o)		7,446,900	74,469
TOTAL PREFERRED STOCKS
(Cost $1,781,847)			1,393,229
		Principal Amount(a)	Value

Bank Loan Obligations - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		376,587	376,587
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 1LN, term loan 5.0464% 8/13/22 (c)		648,500	651,340

TOTAL CONSUMER DISCRETIONARY			1,027,927

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (c)		62,500	62,500
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (c)		1,224,143	778,555
			841,055
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		320,987	320,987
California Resources Corp. Tranche 1LN, term loan 11.5339% 12/31/21 (c)		2,680,000	2,827,400
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (c)		785,000	829,353
			3,977,740

TOTAL ENERGY			4,818,795

FINANCIALS - 0.0%
Consumer Finance - 0.0%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5759% 7/20/20 (c)		464,231	468,586
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Bcp Raptor LLC Tranche B, term loan 5.4656% 6/22/24 (c)		460,000	454,250
InVentiv Health, Inc. Tranche B, term loan 4.9518% 11/9/23 (c)		1,268,625	1,270,211
			1,724,461
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 8.4375% 2/1/25 (c)		20,000	19,525
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (c)		65,000	66,114
Tranche B 1LN, term loan 4.7364% 6/13/24 (c)		290,000	289,893
Kronos, Inc. term loan 9.4196% 11/1/24 (c)		1,090,000	1,130,417
Landesk Group, Inc. term loan:
5.48% 1/20/24 (c)		169,599	168,434
10.23% 1/20/25 (c)		535,000	534,107
			2,188,965
MATERIALS - 0.1%
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (e)		267,300	91,772
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (c)		1,246,098	1,214,945
			1,306,717
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche B, term loan 6/23/18 (p)		1,845,000	1,849,613
TOTAL BANK LOAN OBLIGATIONS
(Cost $13,291,284)			13,404,589

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 2.1875% 12/14/19 (c)		130,990	129,680
Goldman Sachs 2.1875% 12/14/19 (c)		235,764	233,406
Mizuho 2.1875% 12/14/19 (c)		176,294	174,531
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $523,205)			537,617
		Shares	Value

Fixed-Income Funds - 5.5%
Fidelity Floating Rate Central Fund (q)
(Cost $80,448,773)		768,766	79,421,215
		Principal Amount(a)	Value

Preferred Securities - 2.9%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)		1,285,000	1,302,191
FINANCIALS - 2.7%
Banks - 2.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		675,000	720,719
Banco Do Brasil SA 9% (b)(c)(f)		705,000	716,066
Bank of America Corp.:
5.125% (c)(f)		1,345,000	1,376,218
5.2% (c)(f)		2,762,000	2,801,199
6.25% (c)(f)		1,100,000	1,218,295
Barclays Bank PLC 7.625% 11/21/22		895,000	1,031,259
Citigroup, Inc.:
5.8% (c)(f)		1,130,000	1,186,396
5.9% (c)(f)		1,455,000	1,589,465
5.95% (c)(f)		2,675,000	2,912,362
6.25% (c)(f)		920,000	1,042,227
6.3% (c)(f)		270,000	289,722
JPMorgan Chase & Co.:
5% (c)(f)		1,615,000	1,691,712
5.3% (c)(f)		865,000	908,281
6% (c)(f)		6,309,000	6,950,826
6.125% (c)(f)		725,000	791,429
6.75% (c)(f)		400,000	465,688
Royal Bank of Scotland Group PLC 8.625% (c)(f)		2,135,000	2,327,810
Wells Fargo & Co.:
5.875% (c)(f)		2,600,000	2,871,800
5.9% (c)(f)		3,065,000	3,290,520
			34,181,994
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.375% (c)(f)		1,665,000	1,762,228
5.7% (c)(f)		1,701,000	1,784,016
			3,546,244
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (b)(f)		430,000	438,907

TOTAL FINANCIALS			38,167,145

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(f)		2,615,000	1,193,915
7.5% (Reg. S) (f)		100,000	45,656
			1,239,571
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S)(f)		920,000	568,074
TOTAL PREFERRED SECURITIES
(Cost $40,122,778)			41,276,981
		Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.10% (r)
(Cost $74,879,650)		74,871,709	74,886,684
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,402,084,171)			1,435,545,484
NET OTHER ASSETS (LIABILITIES) - 0.0%			(523,825)
NET ASSETS - 100%			$1,435,021,659

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
8 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	1,004,250	$(2,392)
40 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	8,644,375	(13,203)
18 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	2,985,750	45,242
TOTAL FUTURES CONTRACTS			$29,647

The face value of futures purchased as a percentage of Net Assets is 0.9%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
CME	Sep. 2019	USD 4,500,000	1.75%	3-month LIBOR	$(4,973)	$0	$(4,973)
CME	Sep. 2027	200,000	2.5%	3-month LIBOR	(2,747)	0	(2,747)

TOTAL INTEREST RATE SWAPS					$(7,720)	$0	$(7,720)

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

ARS – Argentine peso

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

UYU – Uruguay peso

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $320,669,105 or 22.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $47,794.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $126,882.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Quantity represents share amount.

 (m) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (n) Non-income producing

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $247,624 or 0.0% of net assets.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Ovation Acquisition I LLC	12/23/15	$1,583
Tricer Holdco SCA	12/19/16	$411,036
Tricer Holdco SCA	12/19/16	$265,530
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$466,147

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$224,583
Fidelity Floating Rate Central Fund	2,176,645
Fidelity Securities Lending Cash Central Fund	123
Total	$2,401,351

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$92,457,585	$1,350,166	$14,248,870	$79,421,215	5.1%
Total	$92,457,585	$1,350,166	$14,248,870	$79,421,215

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$16,689,774	$13,690,293	$1,875,043	$1,124,438
Consumer Staples	22,967	--	--	22,967
Energy	1,117,480	1,117,480	--	--
Financials	681,146	681,143	--	3
Health Care	5,270,661	3,966,364	1,297,500	6,797
Industrials	5,674,706	5,396,982	--	277,724
Information Technology	26,174,700	26,174,700	--	--
Materials	1,102,968	1,091,131	--	11,837
Telecommunication Services	2,846,414	2,846,414	--	--
Utilities	1,418,588	1,418,588	--	--
Corporate Bonds	544,053,091	--	543,343,734	709,357
U.S. Government and Government Agency Obligations	266,098,545	--	266,098,545	--
U.S. Government Agency - Mortgage Securities	11,228,975	--	11,228,975	--
Asset-Backed Securities	7,570,183	--	7,570,183	--
Collateralized Mortgage Obligations	41,479,316	--	41,479,316	--
Commercial Mortgage Securities	12,536,200	--	12,536,200	--
Foreign Government and Government Agency Obligations	281,759,150	--	278,990,303	2,768,847
Supranational Obligations	293,534	--	293,534	--
Bank Loan Obligations	13,404,589	--	12,965,502	439,087
Sovereign Loan Participations	537,617	--	--	537,617
Fixed-Income Funds	79,421,215	79,421,215	--	--
Preferred Securities	41,276,981	--	41,276,981	--
Money Market Funds	74,886,684	74,886,684	--	--
Total Investments in Securities:	$1,435,545,484	$210,690,994	$1,218,955,816	$5,898,674
Derivative Instruments:
Assets
Futures Contracts	$45,242	$45,242	$--	$--
Total Assets	$45,242	$45,242	$--	$--
Liabilities
Futures Contracts	$(15,595)	$(15,595)	$--	$--
Swaps	(7,720)	--	(7,720)	--
Total Liabilities	$(23,315)	$(15,595)	$(7,720)	$--
Total Derivative Instruments:	$21,927	$29,647	$(7,720)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$45,242	$(15,595)
Swaps(b)	0	(7,720)
Total Interest Rate Risk	$45,242	$(23,315)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	64.1%
Luxembourg	3.2%
Germany	2.9%
Japan	2.8%
France	2.8%
Canada	2.8%
United Kingdom	2.7%
Netherlands	2.3%
Argentina	1.9%
Italy	1.6%
Mexico	1.2%
Others (Individually Less Than 1%)	11.7%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,246,755,748)	$1,281,237,585
Fidelity Central Funds (cost $155,328,423)	154,307,899
Total Investments (cost $1,402,084,171)		$1,435,545,484
Cash		1,623,699
Foreign currency held at value (cost $2,226)		2,226
Receivable for investments sold		17,920,825
Receivable for fund shares sold		335,029
Dividends receivable		6,004
Interest receivable		12,676,624
Distributions receivable from Fidelity Central Funds		380,294
Other receivables		39,640
Total assets		1,468,529,825
Liabilities
Payable for investments purchased
Regular delivery	$25,854,420
Delayed delivery	6,358,266
Payable for fund shares redeemed	331,442
Accrued management fee	665,750
Distribution and service plan fees payable	65,584
Payable for daily variation margin for derivative instruments	21,294
Other affiliated payables	150,564
Other payables and accrued expenses	60,846
Total liabilities		33,508,166
Net Assets		$1,435,021,659
Net Assets consist of:
Paid in capital		$1,372,442,345
Undistributed net investment income		27,123,841
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,950,033
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,505,440
Net Assets		$1,435,021,659
Initial Class:
Net Asset Value, offering price and redemption price per share ($96,755,133 ÷ 8,342,858 shares)		$11.60
Service Class:
Net Asset Value, offering price and redemption price per share ($524,033 ÷ 45,281 shares)		$11.57
Service Class 2:
Net Asset Value, offering price and redemption price per share ($318,570,247 ÷ 27,732,389 shares)		$11.49
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,019,172,246 ÷ 88,178,529 shares)		$11.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$1,547,510
Interest		25,253,220
Income from Fidelity Central Funds		2,401,351
Total income		29,202,081
Expenses
Management fee	$3,813,751
Transfer agent fees	631,210
Distribution and service plan fees	360,281
Accounting and security lending fees	233,984
Custodian fees and expenses	36,331
Independent trustees' fees and expenses	2,518
Audit	44,356
Legal	2,396
Miscellaneous	6,209
Total expenses before reductions	5,131,036
Expense reductions	(6,684)	5,124,352
Net investment income (loss)		24,077,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,434,716
Fidelity Central Funds	950,054
Foreign currency transactions	(11,177)
Futures contracts	104,956
Swaps	2,628
Total net realized gain (loss)		9,481,177
Change in net unrealized appreciation (depreciation) on: Investment securities	28,890,305
Assets and liabilities in foreign currencies	75,974
Futures contracts	73,763
Swaps	5,400
Total change in net unrealized appreciation (depreciation)		29,045,442
Net gain (loss)		38,526,619
Net increase (decrease) in net assets resulting from operations		$62,604,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,077,729	$47,035,614
Net realized gain (loss)	9,481,177	(2,223,620)
Change in net unrealized appreciation (depreciation)	29,045,442	50,323,938
Net increase (decrease) in net assets resulting from operations	62,604,348	95,135,932
Distributions to shareholders from net investment income	–	(45,139,297)
Share transactions - net increase (decrease)	74,385,661	62,376,963
Total increase (decrease) in net assets	136,990,009	112,373,598
Net Assets
Beginning of period	1,298,031,650	1,185,658,052
End of period	$1,435,021,659	$1,298,031,650
Other Information
Undistributed net investment income end of period	$27,123,841	$3,046,112

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$10.60	$11.12	$11.20	$11.76	$11.15
Income from Investment Operations
Net investment income (loss)A	.205	.429	.413	.413	.437	.465
Net realized and unrealized gain (loss)	.325	.446	(.593)	(.010)	(.403)	.704
Total from investment operations	.530	.875	(.180)	.403	.034	1.169
Distributions from net investment income	–	(.405)	(.306)	(.350)	(.483)	(.425)
Distributions from net realized gain	–	–	–	(.133)	(.111)	(.134)
Tax return of capital	–	–	(.034)	–	–	–
Total distributions	–	(.405)	(.340)	(.483)	(.594)	(.559)
Net asset value, end of period	$11.60	$11.07	$10.60	$11.12	$11.20	$11.76
Total ReturnB,C,D	4.79%	8.27%	(1.63)%	3.60%	.29%	10.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.68%	.69%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.68%G	.68%	.69%	.68%	.68%	.69%
Expenses net of all reductions	.68%G	.68%	.69%	.68%	.68%	.69%
Net investment income (loss)	3.63%G	3.84%	3.69%	3.56%	3.74%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$96,755	$91,630	$91,714	$107,847	$119,063	$164,166
Portfolio turnover rateH	125%G	81%	92%	119%	141%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.59	$11.11	$11.19	$11.75	$11.14
Income from Investment Operations
Net investment income (loss)A	.199	.417	.401	.401	.425	.453
Net realized and unrealized gain (loss)	.321	.444	(.592)	(.009)	(.403)	.704
Total from investment operations	.520	.861	(.191)	.392	.022	1.157
Distributions from net investment income	–	(.401)	(.295)	(.339)	(.471)	(.413)
Distributions from net realized gain	–	–	–	(.133)	(.111)	(.134)
Tax return of capital	–	–	(.034)	–	–	–
Total distributions	–	(.401)	(.329)	(.472)	(.582)	(.547)
Net asset value, end of period	$11.57	$11.05	$10.59	$11.11	$11.19	$11.75
Total ReturnB,C,D	4.71%	8.14%	(1.73)%	3.51%	.19%	10.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.78%	.79%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.78%G	.78%	.79%	.78%	.78%	.78%
Expenses net of all reductions	.78%G	.78%	.79%	.78%	.78%	.78%
Net investment income (loss)	3.53%G	3.75%	3.59%	3.46%	3.64%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$524	$526	$753	$831	$837	$975
Portfolio turnover rateH	125%G	81%	92%	119%	141%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$10.52	$11.05	$11.14	$11.71	$11.11
Income from Investment Operations
Net investment income (loss)A	.189	.398	.380	.380	.404	.434
Net realized and unrealized gain (loss)	.321	.444	(.593)	(.005)	(.400)	.701
Total from investment operations	.510	.842	(.213)	.375	.004	1.135
Distributions from net investment income	–	(.382)	(.283)	(.332)	(.463)	(.401)
Distributions from net realized gain	–	–	–	(.133)	(.111)	(.134)
Tax return of capital	–	–	(.034)	–	–	–
Total distributions	–	(.382)	(.317)	(.465)	(.574)	(.535)
Net asset value, end of period	$11.49	$10.98	$10.52	$11.05	$11.14	$11.71
Total ReturnB,C,D	4.64%	8.02%	(1.94)%	3.37%	.03%	10.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	.93%	.94%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.93%G	.93%	.94%	.93%	.93%	.94%
Expenses net of all reductions	.93%G	.93%	.94%	.93%	.93%	.94%
Net investment income (loss)	3.38%G	3.59%	3.44%	3.31%	3.49%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$318,570	$260,789	$185,925	$137,892	$68,196	$41,502
Portfolio turnover rateH	125%G	81%	92%	119%	141%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$10.57	$11.09	$11.17	$11.73	$11.12
Income from Investment Operations
Net investment income (loss)A	.202	.424	.408	.408	.432	.461
Net realized and unrealized gain (loss)	.328	.438	(.591)	(.008)	(.401)	.705
Total from investment operations	.530	.862	(.183)	.400	.031	1.166
Distributions from net investment income	–	(.402)	(.303)	(.347)	(.480)	(.422)
Distributions from net realized gain	–	–	–	(.133)	(.111)	(.134)
Tax return of capital	–	–	(.034)	–	–	–
Total distributions	–	(.402)	(.337)	(.480)	(.591)	(.556)
Net asset value, end of period	$11.56	$11.03	$10.57	$11.09	$11.17	$11.73
Total ReturnB,C,D	4.81%	8.17%	(1.66)%	3.58%	.27%	10.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.72%	.72%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.71%G	.72%	.72%	.71%	.71%	.72%
Expenses net of all reductions	.71%G	.72%	.72%	.71%	.71%	.72%
Net investment income (loss)	3.59%G	3.81%	3.65%	3.52%	3.70%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,019,172	$945,087	$907,266	$981,928	$939,177	$1,085,039
Portfolio turnover rateH	125%G	81%	92%	119%	141%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.05%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$63,815,856
Gross unrealized depreciation	(25,443,942)
Net unrealized appreciation (depreciation) on securities	$38,371,914
Tax cost	$1,397,173,570

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,700,013)
Long-term	(377,223)
Total capital loss carryforward	$(7,077,236)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$104,956	$73,763
Swaps	2,628	5,400
Totals	$107,584	$79,163

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $581,991,871 and $571,926,963, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$262
Service Class 2	360,019
$360,281

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$32,059
Service Class	178
Service Class 2	97,925
Investor Class	501,048
$631,210

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $413 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,241 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $123. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,357 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,467.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,860.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Initial Class	$–	$3,235,684
Service Class	–	19,082
Service Class 2	–	8,682,557
Investor Class	–	33,201,974
Total	$–	$45,139,297

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Initial Class
Shares sold	648,005	739,397	$7,395,226	$8,354,585
Reinvestment of distributions	–	293,353	–	3,235,684
Shares redeemed	(583,111)	(1,406,912)	(6,648,165)	(15,665,256)
Net increase (decrease)	64,894	(374,162)	$747,061	$(4,074,987)
Service Class
Reinvestment of distributions	–	1,733	$–	$19,082
Shares redeemed	(2,304)	(25,253)	(26,107)	(279,944)
Net increase (decrease)	(2,304)	(23,520)	$(26,107)	$(260,862)
Service Class 2
Shares sold	5,558,630	9,535,860	$62,737,939	$105,279,235
Reinvestment of distributions	–	793,652	–	8,682,557
Shares redeemed	(1,580,577)	(4,247,089)	(17,794,024)	(46,324,828)
Net increase (decrease)	3,978,053	6,082,423	$44,943,915	$67,636,964
Investor Class
Shares sold	4,237,897	4,007,623	$48,076,001	$44,919,841
Reinvestment of distributions	–	3,021,108	–	33,201,974
Shares redeemed	(1,713,063)	(7,224,299)	(19,355,209)	(79,045,967)
Net increase (decrease)	2,524,834	(195,568)	$28,720,792	$(924,152)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the period end, the investment adviser or its affiliates were the owners of record of 77% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. A decision is pending in a trial intended to help determine the value of any remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,208,199 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Initial Class	.68%
Actual		$1,000.00	$1,047.90	$3.45
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class	.78%
Actual		$1,000.00	$1,047.10	$3.96
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Service Class 2.93%
Actual		$1,000.00	$1,046.40	$4.72
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Investor Class	.71%
Actual		$1,000.00	$1,048.10	$3.61
Hypothetical-C		$1,000.00	$1,021.27	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .05%.

 C 5% return per year before expenses

VIPSI-SANN-0817
1.803539.113

Fidelity® Variable Insurance Products: Target Volatility Portfolio Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	11.7	11.7
Fidelity Overseas Fund	10.4	7.0
Fidelity Technology Portfolio	8.5	5.4
Fidelity U.S. Bond Index Fund Institutional Class	8.2	3.9
Fidelity Corporate Bond Fund	5.3	8.2
Fidelity Conservative Income Bond Fund	3.8	4.3
iShares MSCI EAFE Index ETF	3.5	2.0
Vanguard Value ETF	2.4	1.5
Fidelity Cash Central Fund, 1.10%	2.1	0.2
Fidelity Consumer Discretionary Portfolio	2.1	2.8
	58.0

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Domestic Equity Funds	42.1%
International Equity Funds	22.4%
Fixed-Income Funds	33.7%
Cash Equivalents	2.1%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2016*
Domestic Equity Funds	44.4%
International Equity Funds	18.5%
Fixed-Income Funds	36.9%
Cash Equivalents	0.2%

 * Futures - 0.1%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.5%
	Shares	Value
Domestic Equity Funds - 42.1%
Fidelity Air Transportation Portfolio (a)	20,684	$1,645,373
Fidelity Banking Portfolio (a)	11,113	363,836
Fidelity Biotechnology Portfolio (a)(b)	24,597	5,192,730
Fidelity Blue Chip Growth Fund (a)	306	24,651
Fidelity Blue Chip Value Fund (a)	51,593	946,220
Fidelity Brokerage and Investment Management Portfolio (a)	25,614	1,900,320
Fidelity Chemicals Portfolio (a)	8,599	1,369,154
Fidelity Commodity Strategy Fund (a)(b)	15,524	154,150
Fidelity Consumer Discretionary Portfolio (a)	136,519	5,265,550
Fidelity Consumer Staples Portfolio (a)	52,683	5,214,575
Fidelity Defense and Aerospace Portfolio (a)	29,569	4,199,098
Fidelity Energy Portfolio (a)	71,313	2,751,257
Fidelity Energy Service Portfolio (a)	32,210	1,420,117
Fidelity Environmental and Alternative Energy Portfolio (a)	3,273	81,240
Fidelity Equity Dividend Income Fund (a)	100,274	2,795,629
Fidelity Equity-Income Fund (a)	9,044	536,224
Fidelity Financial Services Portfolio (a)	36,590	3,756,363
Fidelity Global Commodity Stock Fund (a)	17,405	194,583
Fidelity Health Care Portfolio (a)	11,048	2,479,412
Fidelity Health Care Services Portfolio (a)	4,247	392,348
Fidelity Industrial Equipment Portfolio (a)	6,724	267,809
Fidelity Industrials Portfolio (a)	29,777	999,020
Fidelity Insurance Portfolio (a)	20,526	1,702,221
Fidelity Large Cap Stock Fund (a)	99,716	3,082,229
Fidelity Leisure Portfolio (a)	10,219	1,615,475
Fidelity Low-Priced Stock Fund (a)	2,045	108,997
Fidelity Medical Equipment and Systems Portfolio (a)	105,647	4,888,264
Fidelity Mid Cap Value Fund (a)	10	261
Fidelity Multimedia Portfolio (a)	28,634	2,295,586
Fidelity OTC Portfolio (a)	486	50,062
Fidelity Retailing Portfolio (a)	497	59,268
Fidelity Semiconductors Portfolio (a)	11,090	1,130,515
Fidelity Small Cap Stock Fund (a)	5,668	107,636
Fidelity Small Cap Value Fund (a)	36,335	701,637
Fidelity Software and IT Services Portfolio (a)	204	30,442
Fidelity Stock Selector Large Cap Value Fund (a)	131,182	2,538,371
Fidelity Technology Portfolio (a)	134,795	21,699,285
Fidelity Telecom and Utilities Fund (a)	293	7,595
Fidelity Telecommunications Portfolio (a)	13,817	922,271
Fidelity Transportation Portfolio (a)	14,253	1,360,602
Fidelity Utilities Portfolio (a)	10,939	870,627
Fidelity Value Discovery Fund (a)	25,962	713,441
iShares FTSE NAREIT Residential Index ETF	8,071	525,180
iShares U.S. Healthcare Providers ETF	10,428	1,549,340
KBW Insurance ETF	17,665	1,555,580
KBW Regional Banking ETF	71,775	3,944,036
Market Vectors Oil Services ETF	29,229	724,587
PowerShares DB Commodity Index Tracking ETF (b)	113,393	1,638,529
SPDR S&P Biotech ETF	1,921	148,263
VanEck Vectors Fallen Angel High Yield Bond ETF	78,112	2,315,240
Vanguard Consumer Discretionary ETF	4,315	612,601
Vanguard Health Care ETF	11,351	1,672,797
Vanguard Industrials ETF	2,270	291,491
Vanguard Materials ETF	7,943	965,869
Vanguard Value ETF	62,591	6,043,787

TOTAL DOMESTIC EQUITY FUNDS		107,821,744

International Equity Funds - 22.4%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	8,592	235,249
Fidelity Canada Fund (a)	724	36,537
Fidelity Diversified International Fund (a)	34,621	1,340,507
Fidelity Emerging Markets Fund (a)	10,441	290,784
Fidelity Europe Fund (a)	28,705	1,141,877
Fidelity International Capital Appreciation Fund (a)	5,909	114,105
Fidelity International Discovery Fund (a)	17,091	735,777
Fidelity International Enhanced Index Fund (a)	13,672	127,424
Fidelity International Index Fund Premium Class (a)	3,298	133,392
Fidelity International Small Cap Fund (a)	75,431	2,081,895
Fidelity International Small Cap Opportunities Fund (a)	155,472	2,723,875
Fidelity Japan Fund (a)	62,261	862,320
Fidelity Japan Smaller Companies Fund (a)	125,910	2,130,392
Fidelity Nordic Fund (a)	9,934	529,672
Fidelity Overseas Fund (a)	568,783	26,675,944
iShares Core MSCI Europe ETF	30,432	1,426,348
iShares MSCI Canada Index ETF	12,438	332,841
iShares MSCI EAFE Index ETF	136,971	8,930,509
Vanguard Emerging Markets ETF	74,184	3,028,933
WisdomTree Europe Hedged Equity ETF	36,650	2,284,395
WisdomTree Japan Hedged Equity ETF	45,400	2,360,800

TOTAL INTERNATIONAL EQUITY FUNDS		57,523,576

TOTAL EQUITY FUNDS
(Cost $147,749,891)		165,345,320

Fixed-Income Funds - 33.7%
Fidelity Conservative Income Bond Fund (a)	971,771	9,756,585
Fidelity Corporate Bond Fund (a)	1,173,260	13,574,618
Fidelity Floating Rate High Income Fund (a)	486,935	4,694,051
Fidelity High Income Fund (a)	2,854	25,457
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	57,500	560,621
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	198,315	2,601,893
Fidelity New Markets Income Fund (a)	34,910	565,889
Fidelity Total Bond Fund (a)	2,821,701	30,079,335
Fidelity U.S. Bond Index Fund Institutional Class (a)	1,810,299	21,017,572
iShares Barclays Aggregate Bond ETF	16,987	1,860,246
iShares JPMorgan USD Emerging Markets Bond ETF	15,155	1,733,126
TOTAL FIXED-INCOME FUNDS
(Cost $85,952,611)		86,469,393

Cash Equivalents - 2.1%
Fidelity Cash Central Fund, 1.10% (c)
(Cost $5,314,594)	5,313,614	5,314,677
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $239,017,096)		257,129,390
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(675,041)
NET ASSETS - 100%		$256,454,349

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,069

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$5,636	$1,552,011	$--	$1,130	$1,645,373
Fidelity Banking Portfolio	824,922	67	467,663	67	363,836
Fidelity Biotechnology Portfolio	2,579,758	1,930,799	79,312	--	5,192,730
Fidelity Blue Chip Growth Fund	928,606	249,372	1,310,678	--	24,651
Fidelity Blue Chip Value Fund	712,088	187,660	--	--	946,220
Fidelity Brokerage and Investment Management Portfolio	--	1,835,567	--	292	1,900,320
Fidelity Canada Fund	332,205	--	295,380	--	36,537
Fidelity Chemicals Portfolio	1,642,390	181,438	588,000	632	1,369,154
Fidelity Commodity Strategy Fund	--	155,237	--	--	154,150
Fidelity Conservative Income Bond Fund	9,694,764	52,148	--	51,903	9,756,585
Fidelity Consumer Discretionary Portfolio	6,153,462	823,466	2,329,594	--	5,265,550
Fidelity Consumer Staples Portfolio	5,143,435	459,170	904,703	11,388	5,214,575
Fidelity Corporate Bond Fund	18,399,144	628,999	5,889,572	274,416	13,574,618
Fidelity Defense and Aerospace Portfolio	3,536,031	922,449	567,517	2,661	4,199,098
Fidelity Diversified International Fund	400,763	941,200	130,694	--	1,340,507
Fidelity Emerging Markets Fund	183,845	61,104	--	--	290,784
Fidelity Energy Portfolio	3,929,441	727,651	1,400,244	--	2,751,257
Fidelity Energy Service Portfolio	1,875,077	108,923	145,618	--	1,420,117
Fidelity Environmental and Alternative Energy Portfolio	71,459	2,427	--	142	81,240
Fidelity Equity Dividend Income Fund	3,619,591	601,808	1,548,598	13,490	2,795,629
Fidelity Equity-Income Fund	28,869	503,374	--	261	536,224
Fidelity Europe Fund	576,567	440,863	--	--	1,141,877
Fidelity Financial Services Portfolio	2,192,499	2,219,080	775,870	1,817	3,756,363
Fidelity Floating Rate High Income Fund	6,202,698	575,236	2,084,087	116,049	4,694,051
Fidelity Global Commodity Stock Fund	112,508	121,419	36,697	--	194,583
Fidelity Health Care Portfolio	2,622,593	2,167,251	2,900,026	--	2,479,412
Fidelity Health Care Services Portfolio	--	386,141	--	--	392,348
Fidelity High Income Fund	24,242	630	--	626	25,457
Fidelity Industrial Equipment Portfolio	947,920	11,729	707,237	660	267,809
Fidelity Industrials Portfolio	1,948,979	431,480	1,447,170	3,397	999,020
Fidelity Inflation-Protected Bond Fund	2,642,006	237,516	2,921,607	1,469	--
Fidelity Inflation-Protected Bond Index Fund Institutional Class	2,540,306	901	2,007,026	893	560,621
Fidelity Insurance Portfolio	4,055,871	22,451	2,518,671	2,737	1,702,221
Fidelity International Capital Appreciation Fund	273,070	--	199,267	--	114,105
Fidelity International Discovery Fund	509,092	510,938	390,078	--	735,777
Fidelity International Enhanced Index Fund	--	114,243	--	--	127,424
Fidelity International Index Fund Premium Class	94,219	22,707	--	88	133,392
Fidelity International Small Cap Fund	7,223,673	262,373	6,667,852	--	2,081,895
Fidelity International Small Cap Opportunities Fund	1,030,226	1,600,000	92,434	--	2,723,875
Fidelity IT Services Portfolio	55,136	--	55,517	--	--
Fidelity Japan Fund	492,738	270,563	--	--	862,320
Fidelity Japan Smaller Companies Fund	1,844,577	--	--	--	2,130,392
Fidelity Large Cap Stock Fund	1,581,915	1,414,827	3,582	7,371	3,082,229
Fidelity Leisure Portfolio	--	1,648,982	--	--	1,615,475
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1,313,183	1,237,906	26,345	24,213	2,601,893
Fidelity Low-Priced Stock Fund	101,166	--	--	--	108,997
Fidelity Medical Equipment and Systems Portfolio	4,838,835	2,871,384	3,812,295	--	4,888,264
Fidelity Mid Cap Value Fund	247	--	--	--	261
Fidelity Multimedia Portfolio	722,977	1,493,207	--	--	2,295,586
Fidelity New Markets Income Fund	559,881	57,507	72,626	14,367	565,889
Fidelity Nordic Fund	565,312	--	136,484	--	529,672
Fidelity OTC Portfolio	321,844	468,493	837,937	--	50,062
Fidelity Overseas Fund	15,678,023	8,170,967	275,772	--	26,675,944
Fidelity Real Estate Investment Portfolio	1,022,661	2,482	1,035,980	2,478	--
Fidelity Retailing Portfolio	2,225,956	--	2,244,604	--	59,268
Fidelity Semiconductors Portfolio	2,870,824	101,123	2,071,565	7,022	1,130,515
Fidelity Series Commodity Strategy Fund	101,161	74,418	169,396	--	--
Fidelity Small Cap Stock Fund	103,496	3,302	--	55	107,636
Fidelity Small Cap Value Fund	329,085	356,995	--	--	701,637
Fidelity Software and IT Services Portfolio	5,760,928	3,859	6,254,953	--	30,442
Fidelity Stock Selector Large Cap Value Fund	2,557,117	23,621	138,059	936	2,538,371
Fidelity Technology Portfolio	12,073,371	7,978,484	1,932,869	--	21,699,285
Fidelity Telecom and Utilities Fund	7,207	56	--	28	7,595
Fidelity Telecommunications Portfolio	2,529,970	107,830	1,636,704	6,439	922,271
Fidelity Total Bond Fund	26,146,488	4,118,631	555,960	363,640	30,079,335
Fidelity Transportation Portfolio	1,291,688	16,809	25,598	2,031	1,360,602
Fidelity U.S. Bond Index Fund Institutional Class	8,726,206	13,444,027	1,242,291	142,762	21,017,572
Fidelity Utilities Portfolio	761,873	131,540	105,511	--	870,627
Fidelity Value Discovery Fund	218,318	474,883	404	--	713,441
Total	$187,860,138	$65,521,724	$61,040,047	$1,055,460	$207,634,966

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $40,697,768)	$44,179,747
Fidelity Central Funds (cost $5,314,594)	5,314,677
Affiliated issuers (cost $193,004,734)	207,634,966
Total Investments (cost $239,017,096)		$257,129,390
Cash		540,547
Receivable for investments sold		1,480,280
Receivable for fund shares sold		141,975
Dividends receivable		13,116
Distributions receivable from Fidelity Central Funds		1,748
Other receivables		2,244
Total assets		259,309,300
Liabilities
Payable for investments purchased	$2,219,266
Payable for fund shares redeemed	545,662
Accrued management fee	53,330
Distribution and service plan fees payable	31,809
Other affiliated payables	4,884
Total liabilities		2,854,951
Net Assets		$256,454,349
Net Assets consist of:
Paid in capital		$235,816,269
Undistributed net investment income		1,088,872
Accumulated undistributed net realized gain (loss) on investments		1,436,914
Net unrealized appreciation (depreciation) on investments		18,112,294
Net Assets		$256,454,349
Service Class:
Net Asset Value, offering price and redemption price per share ($1,525,340 ÷ 125,248 shares)		$12.18
Service Class 2:
Net Asset Value, offering price and redemption price per share ($254,929,009 ÷ 20,990,903 shares)		$12.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends from underlying Funds:
Unaffiliated issuers		$527,512
Affiliated issuers		1,055,460
Interest		11
Income from Fidelity Central Funds		5,069
Total income		1,588,052
Expenses
Management fee	$360,777
Transfer agent fees	28,663
Distribution and service plan fees	299,908
Independent trustees' fees and expenses	440
Miscellaneous	57
Total expenses before reductions	689,845
Expense reductions	(190,662)	499,183
Net investment income (loss)		1,088,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	305,563
Affiliated issuers	4,491,679
Futures contracts	5,394
Realized gain distributions from underlying funds:
Affiliated issuers	1,175,861
Total net realized gain (loss)		5,978,497
Change in net unrealized appreciation (depreciation) on: Investment securities	12,263,745
Futures contracts	919
Total change in net unrealized appreciation (depreciation)		12,264,664
Net gain (loss)		18,243,161
Net increase (decrease) in net assets resulting from operations		$19,332,030

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,088,869	$2,723,609
Net realized gain (loss)	5,978,497	(3,236,447)
Change in net unrealized appreciation (depreciation)	12,264,664	12,442,641
Net increase (decrease) in net assets resulting from operations	19,332,030	11,929,803
Distributions to shareholders from net investment income	–	(2,723,619)
Distributions to shareholders from net realized gain	–	(1,279,446)
Total distributions	–	(4,003,065)
Share transactions - net increase (decrease)	14,054,526	3,890,536
Total increase (decrease) in net assets	33,386,556	11,817,274
Net Assets
Beginning of period	223,067,793	211,250,519
End of period	$256,454,349	$223,067,793
Other Information
Undistributed net investment income end of period	$1,088,872	$3

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Target Volatility Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$10.87	$11.34	$11.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.16	.17	.19
Net realized and unrealized gain (loss)	.90	.42	(.29)	.49	1.26
Total from investment operations	.96	.57	(.13)	.66	1.45
Distributions from net investment income	–	(.16)C	(.13)	(.13)	(.07)
Distributions from net realized gain	–	(.07)C	(.21)	(.38)	(.18)
Total distributions	–	(.22)D	(.34)	(.51)	(.26)E
Net asset value, end of period	$12.18	$11.22	$10.87	$11.34	$11.19
Total ReturnF,G,H	8.56%	5.30%	(1.22)%	5.94%	14.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	.42%K	.42%	.42%	.41%	.42%K
Expenses net of fee waivers, if any	.27%K	.27%	.27%	.26%	.26%K
Expenses net of all reductions	.27%K	.26%	.26%	.26%	.26%K
Net investment income (loss)	1.05%K	1.38%	1.39%	1.49%	1.98%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,525	$1,477	$2,143	$2,880	$2,802
Portfolio turnover rateL	59%K	91%	119%	80%	91%K

 A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.065 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.183 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the activity of the underlying investments.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Target Volatility Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.85	$11.32	$11.18	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.13	.14	.15	.17
Net realized and unrealized gain (loss)	.90	.41	(.28)	.49	1.26
Total from investment operations	.95	.54	(.14)	.64	1.43
Distributions from net investment income	–	(.14)C	(.11)	(.12)	(.07)
Distributions from net realized gain	–	(.07)C	(.21)	(.38)	(.18)
Total distributions	–	(.20)D	(.33)E	(.50)	(.25)
Net asset value, end of period	$12.14	$11.19	$10.85	$11.32	$11.18
Total ReturnF,G,H	8.49%	5.06%	(1.34)%	5.74%	14.32%
Ratios to Average Net AssetsI,J
Expenses before reductions	.57%K	.57%	.57%	.56%	.56%K
Expenses net of fee waivers, if any	.42%K	.42%	.42%	.41%	.41%K
Expenses net of all reductions	.42%K	.41%	.41%	.41%	.40%K
Net investment income (loss)	.90%K	1.22%	1.24%	1.34%	1.83%K
Supplemental Data
Net assets, end of period (000 omitted)	$254,929	$221,591	$209,108	$131,419	$60,451
Portfolio turnover rateL	59%K	91%	119%	80%	91%K

 A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.065 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.212 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the activity of the underlying investments.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$19,233,748
Gross unrealized depreciation	(1,324,299)
Net unrealized appreciation (depreciation) on securities	$17,909,449
Tax cost	$239,219,941

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,291,951)
Total capital loss carryforward	$(4,291,951)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $5,394 and a change in net unrealized appreciation (depreciation) of $919 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $82,616,416 and $70,414,715, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

During the period, the investment adviser waiver a portion of its management fee as described in the Expense Reductions note.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. Pursuant to this agreement, FMR pays all expenses of the Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$751
Service Class 2	299,157
$299,908

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .15% of class-level average net assets invested in Underlying Funds that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

Service Class	$179
Service Class 2	28,484
$28,663

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2018. During the period, the Fund's management fee was reduced by $60,207.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$751
Service Class 2	119,941

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,727 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,036.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Service Class	$–	$20,526
Service Class 2	–	2,703,093
Total	$–	$2,723,619
From net realized gain
Service Class	$–	$10,659
Service Class 2	–	1,268,787
Total	$–	$1,279,446

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Service Class
Shares sold	–	38	$–	$400
Reinvestment of distributions	–	2,852	–	31,185
Shares redeemed	(6,429)	(68,302)	(75,349)	(741,329)
Net increase (decrease)	(6,429)	(65,412)	$(75,349)	$(709,744)
Service Class 2
Shares sold	3,153,482	5,762,085	$37,269,839	$62,884,690
Reinvestment of distributions	–	362,551	–	3,971,880
Shares redeemed	(1,960,880)	(5,598,466)	(23,139,964)	(62,256,290)
Net increase (decrease)	1,192,602	526,170	$14,129,875	$4,600,280

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated was the owner of record of 95% of the total outstanding share of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Service Class	.27%
Actual		$1,000.00	$1,085.60	$1.40
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Service Class 2.42%
Actual		$1,000.00	$1,084.90	$2.17
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPTV-SANN-0817
1.955018.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2017